As filed with the Securities and Exchange Commission on April 18, 2017
Commission File Nos. 333-176619
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 14	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 577	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Senior Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 24, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

ELITE ACCESS®

FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account – I

The date of this prospectus is April 24, 2017 . This prospectus states the information about the Separate Account, the Contract, and Jackson National Life Insurance Company (“Jackson®”) you should know before investing. This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations. The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. It is important that you also read the Contract and endorsements, which may reflect additional non-material state variations or other non-material variations. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the Separate Account can be found in the statement of additional information (“SAI”) dated April 24, 2017 that is available upon request without charge. To obtain a copy, complete the Statement of Additional Information Request Form on page 55, or contact us at our:

Annuity Service Center
P.O. Box 30314
Lansing, Michigan 48909-7814
1-800-644-4565
www.jackson.com

We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse initial and any or all subsequent Premium payments. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus.

We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents appears on page 55. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for investment variable and fixed options. The fixed options are not available if you elect the Liquidity Option. The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following Funds – all class A shares:

JNL Series Trust
JNL/American Funds® Growth-Income Fund
JNL/American Funds International Fund
JNL Multi-Manager Alternative Fund
JNL Multi-Manager Mid Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Value Fund
JNL Alt 65 Fund
JNL/American Funds Balanced Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL/AB Dynamic Asset Allocation Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund (formerly, JNL/Goldman Sachs U.S. Equity Flex Fund)
JNL/AQR Managed Futures Strategy Fund
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Natural Resources Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/Brookfield Global Infrastructure and MLP Fund
JNL/Causeway International Value Select Fund
JNL/Crescent High Income Fund
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Allocation Fund
JNL/DFA U.S. Core Equity Fund
JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/FPA + DoubleLine® Flexible Allocation Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Harris Oakmark Global Equity Fund
JNL/Invesco China-India Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco International Growth Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Utilities Sector Fund
JNL/MMRS Conservative Fund
JNL/MMRS Growth Fund
JNL/MMRS Moderate Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Emerging Markets Innovator Fund
JNL/PIMCO Real Return Fund

JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Total Return Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Scout Unconstrained Bond Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/Westchester Capital Event Driven Fund
JNL/WMC Balanced Fund
JNL/WMC Government Money Market Fund (formerly, JNL/WMC Money Market Fund)
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P International 5 Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund
JNL/S&P Mid 3 Fund
JNL Disciplined Moderate Fund
JNL Disciplined Moderate Growth Fund
JNL Disciplined Growth Fund

Jackson Variable Series Trust

JNAM Guidance - Interest Rate Opportunities Fund
JNAM Guidance - Conservative Fund
JNAM Guidance - Moderate Fund
JNAM Guidance - Growth Fund
JNAM Guidance - Moderate Growth Fund
JNAM Guidance - Maximum Growth Fund
JNAM Guidance - Alt 100 Fund
JNAM Guidance - Equity 100 Fund
JNAM Guidance - Fixed Income 100 Fund
JNAM Guidance - Real Assets Fund
JNL Tactical ETF Conservative Fund
JNL Tactical ETF Moderate Fund
JNL Tactical ETF Growth Fund
JNL/American Funds® Global Growth Fund
JNL/American Funds® Growth Fund
JNL/AQR Risk Parity Fund
JNL/BlackRock Global Long Short Credit Fund
JNL/DFA U.S. Micro Cap Fund
JNL/DoubleLine® Total Return Fund
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
JNL/Epoch Global Shareholder Yield Fund
JNL/FAMCO Flex Core Covered Call Fund
JNL/Lazard International Strategic Equity Fund
JNL/Neuberger Berman Currency Fund
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
JNL/Nicholas Convertible Arbitrage Fund
JNL/PIMCO Credit Income Fund

JNL/PPM America Long Short Credit Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/The Boston Company Equity Income Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/Van Eck International Gold Fund
JNL/WCM Focused International Equity Fund

JNL Variable Fund LLC

JNL/Mellon Capital Dow SM Index Fund
JNL/Mellon Capital Global 30 Fund

JNL/Mellon Capital Nasdaq® 100 Fund
JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund

Underscored are the Funds that are newly available or recently underwent name changes, as may be explained in the accompanying parenthetical. The Funds are not the same mutual funds that you would buy directly from a retail mutual fund company or through your stockbroker. The summary prospectuses for the Funds are attached to this prospectus. You should read the summary prospectuses before investing.

In addition, the following Previously Offered Fund merged into the corresponding Currently Offered Fund effective April 24, 2017 :

Previously Offered Fund	Currently Offered Fund
JNL/Mellon Capital S&P® 24 Fund	JNL/Mellon Capital JNL 5 Fund

If you have Contract Value that was transferred to an Investment Division investing in a Currently Offered Fund as a result of a merger, you may transfer all or a portion of your Contract Value out of such Investment Division into the other investment options available under your Contract. If the transfer is completed within 60 days following April 24, 2017 , the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning. In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple Beneficiaries.

Business Day – each day that the New York Stock Exchange is open for business.

Completed Year – the succeeding twelve months from the date on which we receive a Premium payment. Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years. If the Premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary. The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.

If the Premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years. For example, if the Issue Date is January 15, 2018 and a Premium payment is received on February 28, 2018 then, although the first Contract Anniversary is January 15, 2019, Completed Year 0-1 for that Premium payment would begin on February 28, 2018 and end on February 27, 2019. Completed Year 1-2 for that Premium payment would begin on February 28, 2019 .

Contract – the individual deferred variable and fixed annuity contract, including any endorsements.

Contract Anniversary – each one-year anniversary of the Contract's Issue Date.

Contract Month – the period of time between consecutive monthly anniversaries of the Contract's Issue Date.

Contract Monthly Anniversary – each one-month anniversary of the Contract's Issue Date.

Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract's Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract's Issue Date.

Contract Value – the sum of the allocations between the Contract's Investment Divisions and Fixed Account.

Contract Year – the succeeding twelve months from a Contract's Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract's Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2018, then the end of Contract Year 0-1 would be January 14, 2019, and January 15, 2019, which is the first Contract Anniversary, begins Contract Year 1-2.

Excess Interest Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, or transferred before the end of the period.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of the Fixed Account Options.

Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

Fund – a registered management investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements, including all information, documentation and instructions deemed necessary by us, in our sole discretion, are met in order to issue a Contract or execute any requested transaction pursuant to the terms of the Contract.

Income Date – the date on which you begin receiving annuity payments.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract’s value, each of which exclusively invests in a different available Fund. The

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Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

Jackson, JNL, we, our, or us – Jackson National Life Insurance Company. (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Latest Income Date – the Contract Anniversary on or next following the date on which the Owner attains age 95 under a non-qualified contract, or such earlier date as required by the applicable qualified plan, law or regulation.

Liquidity Option – an optional benefit that provides for no withdrawal charges.

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize “you” or “your” in the prospectus.) Any reference to the Owner includes any joint Owner.

Premium(s) – considerations paid into the Contract by or on behalf of the Owner. The maximum aggregate Premium payments you may make without prior approval is $2.5 million. This maximum amount is subject to further limitations at any time on both initial and subsequent Premium payments.

Remaining Premium – the total Premium paid reduced by withdrawals that incur withdrawal charges, and withdrawals of Premiums that are no longer subject to withdrawal charges.

Separate Account – Jackson National Separate Account – I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

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KEY FACTS
The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available Investment Divisions and a Fixed Account for allocation of your Premium payments and Contract Value. For more information about the Fixed Account, please see “THE FIXED ACCOUNT” beginning on page 11. For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 14.

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see “TAXES” beginning on page 47.

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations, depending on where you live. For more information, please see “Free Look” beginning on page 53. In some states, we are required to hold the Premiums of a senior citizen in the Fixed Account or the JNL/WMC Government Money Market Investment Division during the free look period, unless we are specifically directed to allocate the Premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Optional Features
An optional Liquidity Option may be elected for an additional charge. This option may not be available in all states or through all broker-dealers. For more information, please see “LIQUIDITY OPTION” beginning on page 43.

Purchases
There are minimum and maximum Premium requirements. The Contract also has a Premium protection option, namely the Capital Protection Program. For more information about this option, please see “PURCHASES” beginning on page 37.

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years. The Contract has a free withdrawal provision or the optional Liquidity Option. For more information, please see “ACCESS TO YOUR MONEY” beginning on page 42.

Income Payments	There are a number of income options available. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 43.

Death Benefit	The Contract has a death benefit that becomes payable if you die before the Income Date. For more information, please see “DEATH BENEFIT” beginning on page 45.

Contract Charges
Various charges apply under the Contract as summarized in the “FEES AND EXPENSES TABLES” below. If the Contract Value is insufficient to pay the charges under the Contract, the Contract will terminate without value.

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FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options. Fees and expenses also may apply after the Income Date. For more information, please see “Commutation Fee” on page 34, and “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 43.

Owner Transaction Expenses

Front-end Sales Load	None

Maximum Withdrawal Charge [1]
Percentage of Premium withdrawn, if applicable	6.5%

Maximum Premium Taxes [2]
Percentage of each Premium	3.5%

Transfer Charge [3]
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge [4]	$22.50

[1]
There may be a withdrawal charge on the following withdrawals of Contract Value: withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distributions of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date. The withdrawal charge is a schedule lasting five Completed Years following each Premium (state variations may apply), or there is an optional Liquidity Option available that provides for no withdrawal charges.

Withdrawal Charge (as a percentage of Premium payments)
Completed Years Since Receipt Of Premium	0-1	1-2	2-3	3-4	4-5	5+
Withdrawal Charge	6.5%	6.0%	5.0%	4.0%	3.0%	0%

[2]	Premium taxes generally range from 0 to 3.5% and vary by state.

[3]
We do not count transfers in conjunction with Dollar Cost Averaging, Earnings Sweep, Rebalancing, and periodic automatic transfers. For information on the Dollar Cost Averaging, Earnings Sweep and Rebalancing programs please see the applicable section under “OTHER INFORMATION” beginning on page 50.

[4]	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

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The following table s (and footnotes) describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds’ fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge [5]	$50

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions

Mortality And Expense Risk Charge	0.85%

Administration Charge [6]	0.15%

Total Separate Account Annual Expenses for Base Contract	1.00%

Optional Benefit Charge – The following optional benefit is available for an additional charge. The charge is based on average daily Contract Value in the Investment Divisions.

Liquidity Option	0.25%

[5]
This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions and the Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

[6]
This charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated as of that date.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.55%

Maximum: 2.35%

More detail concerning each Fund's fees and expenses is below. But please refer to the Funds' prospectuses for even more information, including investment objectives, performance, and information about the Funds' Advisers, Administrators, and Sub-Advisers.

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Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds Growth-Income	0.93% A	0.20% A	0.18% A, G	0.00%	1.31% A	(0.35%) B	0.96% A,B
JNL/American Funds International	1.35% A	0.20% A	0.19% A, G	0.00%	1.74% A	(0.55%) B	1.19% A,B
JNL/DFA U.S. Core Equity	0.58%	0.20%	0.10% F	0.00%	0.88%	(0.08%) C	0.80% C
JNL/Goldman Sachs Emerging Markets Debt	0.73%	0.20%	0.15% G	0.00%	1.08%	(0.00%) C	1.08% C
JNL/Invesco Small Cap Growth	0.81%	0.20%	0.10% F	0.01%	1.12%	(0.01%) C	1.11% C
JNL/Mellon Capital S&P 500 Index	0.23%	0.20%	0.12% F	0.00%	0.55%	(0.01%) C	0.54% C
JNL/T. Rowe Price Value	0.61%	0.20%	0.10% F	0.00%	0.91%	(0.00%) C	0.91% C
JNL/WMC Government Money Market	0.26%	0.20%	0.10% F	0.00%	0.56%	(0.00%) D	0.56% D
Jackson Variable Series Trust
JNL Tactical ETF Conservative	0.75%	0.20%	0.17% G	0.18%	1.30%	(0.45%) C	0.85% C
JNL Tactical ETF Moderate	0.75%	0.20%	0.17% G	0.17%	1.29%	(0.45%) C	0.84% C
JNL Tactical ETF Growth	0.75%	0.20%	0.17% G	0.17%	1.29%	(0.45%) C	0.84% C
JNL/American Funds® Growth	1.18% A	0.20% A	0.14% A,F	0.00%	1.52% A	(0.50%) B	1.02% A,B
JNL/American Funds® Global Growth	1.33% A	0.20% A	0.15% A,F	0.00%	1.68% A	(0.60%) B	1.08% A,B
JNL/AQR Risk Parity	0.85%	0.20%	0.17% G	0.08%	1.30%	(0.10%) C	1.20% C
JNL/PPM America Long Short Credit	0.95%	0.20%	0.18% G	0.02%	1.35%	(0.25%) C	1.10% C

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL Alt 65	0.14%	0.00%	0.06% E	1.40%	1.60%
JNL/AB Dynamic Asset Allocation	0.75%	0.20%	0.15% G	0.11%	1.21%
JNL/American Funds Balanced Allocation	0.29%	0.20%	0.16% G	0.47%	1.12%
JNL/American Funds Growth Allocation	0.30%	0.20%	0.15% G	0.49%	1.14%
JNL/AQR Large Cap Relaxed Constraint Equity	0.79%	0.20%	0.85% G	0.01%	1.85% I
JNL/AQR Managed Futures Strategy	0.93%	0.20%	0.16% G	0.09%	1.38%
JNL/BlackRock Natural Resources	0.64%	0.20%	0.15% G	0.01%	1.00%
JNL/BlackRock Global Allocation	0.71%	0.20%	0.16% G	0.01%	1.08%
JNL/Boston Partners Global Long Short Equity	1.20%	0.20%	0.94% G	0.01%	2.35%
JNL/Brookfield Global Infrastructure and MLP	0.80%	0.20%	0.15% G	0.00%	1.15%
JNL/Crescent High Income	0.65%	0.20%	0.15% G	0.03%	1.03%
JNL/DFA Growth Allocation	0.30%	0.20%	0.15% G	0.29%	0.94%
JNL/DFA Moderate Allocation	0.30%	0.20%	0.15% G	0.26%	0.91%
JNL/DoubleLine® Emerging Markets Fixed Income	0.75%	0.20%	0.15% G	0.01%	1.11%
JNL/DoubleLine® Shiller Enhanced CAPE®	0.74%	0.20%	0.15% G	0.02%	1.11%
JNL Multi-Manager Alternative	1.30%	0.20%	0.54% H	0.05%	2.09% I
JNL Multi-Manager Mid Cap	0.74%	0.20%	0.15% G	0.01%	1.10%

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Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Multi-Manager Small Cap Growth	0.67%	0.20%	0.11% F	0.00%	0.98%
JNL/FPA + DoubleLine® Flexible Allocation	0.82%	0.20%	0.20% G	0.01%	1.23% I
JNL/Franklin Templeton Global Multisector Bond	0.68%	0.20%	0.15% G	0.02%	1.05%
JNL/Franklin Templeton Income	0.62%	0.20%	0.11% F	0.02%	0.95%
JNL/Franklin Templeton International Small Cap Growth	0.92%	0.20%	0.16% G	0.01%	1.29% I
JNL/Invesco China-India	0.90%	0.20%	0.17% G	0.00%	1.27%
JNL/Invesco Global Real Estate	0.70%	0.20%	0.15% G	0.00%	1.05%
JNL/Invesco International Growth	0.63%	0.20%	0.15% G	0.01%	0.99%
JNL Multi-Manager Small Cap Value	0.78%	0.20%	0.10% F	0.00%	1.08%
JNL/Harris Oakmark Global Equity	0.85%	0.20%	0.16% G	0.01%	1.22%
JNL/Causeway International Value Select	0.64%	0.20%	0.16% G	0.01%	1.01%
JNL/JPMorgan MidCap Growth	0.63%	0.20%	0.10% F	0.00%	0.93%
JNL/JPMorgan U.S. Government & Quality Bond	0.38%	0.20%	0.10% F	0.01%	0.69%
JNL/Lazard Emerging Markets	0.88%	0.20%	0.16% G	0.00%	1.24%
JNL/Mellon Capital Emerging Markets Index	0.38%	0.20%	0.18% G	0.00%	0.76%
JNL/Mellon Capital European 30	0.29%	0.20%	0.16% G	0.00%	0.65%
JNL/Mellon Capital MSCI KLD 400 Social Index	0.35%	0.20%	0.21% G	0.00%	0.76%
JNL/Mellon Capital Pacific Rim 30	0.31%	0.20%	0.15% G	0.00%	0.66%
JNL/Mellon Capital S&P 400 MidCap Index	0.24%	0.20%	0.13% F	0.00%	0.57%
JNL/Mellon Capital Small Cap Index	0.25%	0.20%	0.12% F	0.00%	0.57%
JNL/Mellon Capital International Index	0.25%	0.20%	0.18% G	0.00%	0.63%
JNL/Mellon Capital Bond Index	0.27%	0.20%	0.10% F	0.01%	0.58%
JNL/Mellon Capital Utilities Sector	0.33%	0.20%	0.16% G	0.00%	0.69%
JNL/Mellon Capital Index 5	0.00%	0.00%	0.05% E	0.58%	0.63%
JNL/Mellon Capital 10 x 10	0.00%	0.00%	0.05% E	0.61%	0.66%
JNL/MMRS Conservative	0.30%	0.00%	0.05% E	0.80%	1.15%
JNL/MMRS Growth	0.30%	0.00%	0.05% E	0.79%	1.14%
JNL/MMRS Moderate	0.30%	0.00%	0.05% E	0.80%	1.15%
JNL/Neuberger Berman Strategic Income	0.59%	0.20%	0.15% G	0.05%	0.99%
JNL/Oppenheimer Emerging Markets Innovator	1.10%	0.20%	0.17% G	0.02%	1.49%
JNL/PIMCO Real Return	0.49%	0.20%	0.36% F	0.00%	1.05%
JNL/PIMCO Total Return Bond	0.50%	0.20%	0.14% F	0.00%	0.84%
JNL/PPM America Floating Rate Income	0.61%	0.20%	0.17% G	0.01%	0.99% I
JNL/PPM America High Yield Bond	0.43%	0.20%	0.11% F	0.03%	0.77%
JNL/PPM America Mid Cap Value	0.75%	0.20%	0.10% F	0.00%	1.05%
JNL/PPM America Total Return	0.50%	0.20%	0.10% F	0.01%	0.81%
JNL/Red Rocks Listed Private Equity	0.82%	0.20%	0.15% G	0.88%	2.05%
JNL/Scout Unconstrained Bond	0.64%	0.20%	0.16% G	0.03%	1.03%
JNL/T. Rowe Price Established Growth	0.56%	0.20%	0.09% J	0.00%	0.85%
JNL/T. Rowe Price Short-Term Bond	0.40%	0.20%	0.11% F	0.00%	0.71%
JNL/Westchester Capital Event Driven	1.10%	0.20%	0.79% G	0.09%	2.18%
JNL/WMC Balanced	0.43%	0.20%	0.10% F	0.01%	0.74%
JNL Disciplined Moderate	0.10%	0.00%	0.05% E	0.84%	0.99%
JNL Disciplined Moderate Growth	0.09%	0.00%	0.06% E	0.84%	0.99%
JNL Disciplined Growth	0.11%	0.00%	0.05% E	0.82%	0.98%
JNL/S&P Competitive Advantage	0.36%	0.20%	0.10% F	0.00%	0.66%
JNL/S&P Dividend Income & Growth	0.36%	0.20%	0.09% J	0.00%	0.65%
JNL/S&P Intrinsic Value	0.36%	0.20%	0.10% F	0.00%	0.66%
JNL/S&P Total Yield	0.36%	0.20%	0.11% F	0.00%	0.67%

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Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/S&P Mid 3	0.50%	0.20%	0.10% F	0.00%	0.80%
JNL/S&P International 5	0.45%	0.20%	0.15% G	0.00%	0.80%
JNL/S&P 4	0.00%	0.00%	0.05% E	0.66%	0.71%
JNL Variable Fund LLC
JNL/Mellon Capital DowSM Index	0.29%	0.20%	0.17% G	0.00%	0.66%
JNL/Mellon Capital Global 30	0.29%	0.20%	0.17% G	0.00%	0.66%
JNL/Mellon Capital Nasdaq® 100	0.28%	0.20%	0.20% G	0.00%	0.68%
JNL/Mellon Capital JNL 5	0.27%	0.20%	0.17% G	0.00%	0.64%
JNL/Mellon Capital S&P® SMid 60	0.29%	0.20%	0.17% G	0.00%	0.66%
JNL/Mellon Capital Communications Sector	0.31%	0.20%	0.17% G	0.00%	0.68%
JNL/Mellon Capital Consumer Brands Sector	0.28%	0.20%	0.17% G	0.00%	0.65%
JNL/Mellon Capital Financial Sector	0.29%	0.20%	0.16% G	0.00%	0.65%
JNL/Mellon Capital Healthcare Sector	0.27%	0.20%	0.17% G	0.00%	0.64%
JNL/Mellon Capital Oil & Gas Sector	0.28%	0.20%	0.16% G	0.00%	0.64%
JNL/Mellon Capital Technology Sector	0.28%	0.20%	0.16% G	0.00%	0.64%
Jackson Variable Series Trust
JNAM Guidance - Conservative	0.15%	0.00%	0.07% E	1.12%	1.34%
JNAM Guidance - Moderate	0.15%	0.00%	0.07% E	1.14%	1.36%
JNAM Guidance - Moderate Growth	0.13%	0.00%	0.07% E	1.16%	1.36%
JNAM Guidance - Growth	0.15%	0.00%	0.07% E	1.16%	1.38%
JNAM Guidance - Maximum Growth	0.15%	0.00%	0.07% E	1.09%	1.31%
JNAM Guidance - Alt 100	0.15%	0.00%	0.07% E	1.73%	1.95%
JNAM Guidance - Equity 100	0.15%	0.00%	0.07% E	1.06%	1.28%
JNAM Guidance - Fixed Income 100	0.15%	0.00%	0.07% E	0.91%	1.13%
JNAM Guidance - Real Assets	0.15%	0.00%	0.07% E	1.09%	1.31%
JNAM Guidance - Interest Rate Opportunities	0.15%	0.00%	0.07% E	1.27%	1.49%
JNL/BlackRock Global Long Short Credit	0.95%	0.20%	1.02% G	0.03%	2.20%
JNL/DFA U.S. Micro Cap	0.80%	0.20%	0.17% G	0.00%	1.17%
JNL/DoubleLine® Total Return	0.47%	0.20%	0.17% G	0.02%	0.86%
JNL/Eaton Vance Global Macro Absolute Return Advantage	0.95%	0.20%	0.26% G	0.01%	1.42%
JNL/Epoch Global Shareholder Yield	0.70%	0.20%	0.17% G	0.00%	1.07%
JNL/FAMCO Flex Core Covered Call	0.60%	0.20%	0.17% G	0.00%	0.97%
JNL/Lazard International Strategic Equity	0.80%	0.20%	0.17% G	0.01%	1.18%
JNL/Neuberger Berman Currency	0.70%	0.20%	0.17% G	0.01%	1.08%
JNL/Neuberger Berman Risk Balanced Commodity Strategy	0.60%	0.20%	0.19% G	0.01%	1.00%
JNL/Nicholas Convertible Arbitrage	0.85%	0.20%	0.45% G	0.01%	1.51%
JNL/PIMCO Credit Income	0.40%	0.20%	0.17% G	0.00%	0.77%
JNL/T. Rowe Price Capital Appreciation	0.70%	0.20%	0.17% G	0.00%	1.07%
JNL/The Boston Company Equity Income	0.55%	0.20%	0.17% G	0.00%	0.92%
JNL/The London Company Focused U.S. Equity	0.70%	0.20%	0.17% G	0.01%	1.08%
JNL/Van Eck International Gold	0.80%	0.20%	0.17% G	0.00%	1.17%
JNL/WCM Focused International Equity	0.80%	0.20%	0.17% G	0.01%	1.18%

A	Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:
JNL/American Funds Growth-Income Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

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JNL/American Funds Growth Fund: Management Fee: 0.33%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.35%.

JNL/American Funds Global Growth Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.56%.

B
Jackson National Asset Management, LLC (“JNAM” or “Adviser”) has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

C
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

D
JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

E	“Other Expenses” include an Administrative Fee of 0.05% which is payable to JNAM.

F	“Other Expenses” include an Administrative Fee of 0.10% which is payable to JNAM.

G	“Other Expenses” include an Administrative Fee of 0.15% which is payable to JNAM.

H	“Other Expenses” include an Administrative Fee of 0.20% which is payable to JNAM.

I	Expense Information has been restated to reflect current fees.

J	“Other Expenses” include an Administrative Fee of 0.09% which is payable to JNAM.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund expenses, and optional endorsement charges.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor Premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund expenses and the cost of the optional Liquidity Option in years in which a Contract with the Liquidity Option would incur more costs than a Contract without the Liquidity Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,037	$1,675	$2,281	$4,289

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If you annuitize at the end of the applicable time period:

1 year *	3 years	5 years	10 years
$1,037	$1,247	$2,097	$4,289

*Withdrawal charges apply to annuitizations occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$412	$1,247	$2,097	$4,289

The example does not represent past or future expenses. Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information. Information about the values of the Accumulation Units for a base Contract (with Administration Charge waiver and no optional benefits) and for a Contract with the most expensive combination of charges and optional benefits can be found in Appendix C. Information about the values of all remaining Accumulation Units can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of the per share value of an underlying Fund less applicable Separate Account charges, including any optional benefit charges that are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of the values of the Accumulation Units. Information about the Separate Account charges and charges for optional benefits can be found in the “Periodic Expenses” tables above.

The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company’s ability to meet its contractual obligations under the Contracts. Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 85.

Your Contract Value may be allocated to

•	our Fixed Account, as may be made available by us, or as may be otherwise limited by us, and

•	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

•	the accumulation phase, when you make Premium payments to us, and

•	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. In general, joint Owners jointly exercise all the rights under the Contract. In some cases, such as telephone and internet transactions, joint Owners may authorize each joint Owner to act individually. On jointly owned Contracts, correspondence and required documents will be sent to the address of record of the primary Owner.

You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Please contact our Annuity Service Center for help and more information.

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The Contracts are flexible Premium variable and fixed deferred annuities and may be issued as either an individual or a group contract. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. In those states where Contracts are issued as group contracts, references throughout the prospectus to “Contract(s)” shall also mean “certificate(s).”

JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England). Prudential plc is also the ultimate parent of PPM America, Inc., a sub-adviser for certain of the Funds. Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the investment adviser and administrator for Jackson Variable Series Trust, JNL Series Trust, and JNL Variable Fund LLC. JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. JNAM is located at 225 West Wacker Drive, Chicago, IL 60606.

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

THE FIXED ACCOUNT

Contract Value allocated to the Fixed Account will be placed with other assets in our General Account. Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors. Investors are looking to the financial strength of the insurance company for its obligations under the Contract. The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of, and transfers into and out of, the Fixed Account (which consists of the Fixed Account Options) may be subject to contractual and administrative requirements. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

The Fixed Account Options are not available on Contracts with the optional Liquidity Option.

Fixed Account Options. Each Fixed Account Option credits interest to your Contract Value in the Fixed Account for a specified period that you select, subject to availability (currently, five and seven year periods are available, but we also may make available one and three year periods), so long as the Contract Value in that Fixed Account Option is not withdrawn, transferred, or annuitized until the end of the specified period. We reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options. You may not elect any Fixed Account Option that extends beyond the Income Date, other than the one-year option except as described herein under “End of Fixed Account Option Periods”; and election of any option will not extend the Income Date. Rather, commencing on the Income Date, we will cease to credit interest under any Fixed Account Option that has not yet reached the end of its term.

Rates of Interest We Credit. These Contracts guarantee a Fixed Account minimum interest rate that applies to every Fixed Account Option under any Contract, regardless of the term of that option. The Fixed Account minimum interest rate guaranteed by the Contracts at least equals the minimum rate prescribed by the applicable state nonforfeiture law in each state where the Contracts are sold. In addition, we establish a declared rate of interest (“base interest rate”) at the time you allocate any Premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation. To the extent that the base interest rate that we establish for any allocation is higher than the Fixed Account minimum interest rate, we will credit that allocation with the higher base interest rate. Thus, the declared base interest rate could be greater than the guaranteed Fixed Account minimum interest rate specified in your Contract, but will never cause you to be credited with less than the currently applicable Fixed Account minimum interest rate. Subject to the Fixed Account minimum interest rate, we may declare different base interest rates at different times, although any new base interest rate Jackson declares for a Fixed Account Option will apply only to Premiums or other amounts allocated to that Fixed Account Option after the new rate goes into effect.

The Fixed Account minimum interest rate will be a rate, credited daily, that will be reset every January pursuant to a formula that is prescribed under applicable state nonforfeiture laws and that is set forth in the Contracts. Specifically, the Fixed Account minimum interest rate will be reset each January to equal the average of the daily five-year Constant Maturity Treasury Rates reported by the

11

Federal Reserve for the preceding October (rounded to the nearest 1/20 of a percent), less 1.25%, provided further that the Fixed Account minimum interest rate will never be less than 1% or more than 3%. As noted above, these limits are prescribed by state nonforfeiture laws and set forth in the Contracts. This means that the Fixed Account minimum interest rate applicable to your Contract will in no case ever exceed a maximum of 3%. Your Contract’s initial Fixed Account minimum interest rate will be stated in your Contract, and will be the rate that is in effect on the Contract’s Issue Date pursuant to the foregoing formula. Thereafter, on the Contract Monthly Anniversary for each January, the Fixed Account minimum interest rate will be reset in accordance with the above formula. (The Contract Monthly Anniversary for any January is the Contract Monthly Anniversary that falls within that month). If you allocate a Premium payment or other Contract Value to a Fixed Account Option, the Fixed Account minimum interest rate in effect at the time of the allocation would initially apply to that allocation. Subsequent resets of the Fixed Account minimum interest rate on each January Contract Monthly Anniversary could change the amount of interest you would thereafter earn on that allocation. Thus, if the new Fixed Account minimum interest rate is higher than the rate previously being credited to your allocation to a Fixed Account Option, the interest rate being credited would increase to that new higher rate. On the other hand, if the new Fixed Account minimum interest rate is lower than the rate being credited to your allocation, the interest rate being credited would decrease to that lower rate, but never below the base interest rate, defined below. We will advise you of any new Fixed Account minimum interest rate in the fourth quarter report for the calendar year preceding the January Contract Monthly Anniversary on which the change occurs.

For the most current information about applicable interest rates, you may contact your registered representative or (at the address and phone number on the cover page of this prospectus) our Annuity Service Center.

Excess Interest Adjustment. An Excess Interest Adjustment may apply to amounts withdrawn, or transferred from a Fixed Account Option prior to the end of the specified period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. In order to determine whether there will be an Excess Interest Adjustment, we first consider the base interest rate of the Fixed Account Option from which you are taking an amount as a withdrawal, or transfer. As discussed above under ‘Rates of Interest we Credit,’ the ‘base interest rate’ is a rate which we declare at the time you allocate any amount to a Fixed Account Option and which we credit to that Fixed Account Option if and when such base interest rate is higher than the Fixed Account minimum interest rate. The Excess Interest Adjustment is based on the relationship of the base interest rate on your Fixed Account Option to the ‘current new business interest rate,’ which is a rate that we use solely for purposes of calculating the amount of any Excess Interest Adjustment. The ‘current new business interest rate’ is .50% per annum greater than the base interest rate we are then offering on a new Fixed Account Option with the same duration as your Fixed Account Option. If we are not then offering that duration, we will estimate a base interest rate for that duration based on the closest durations that we are then offering.

Generally, the Excess Interest Adjustment will (a) increase the amount withdrawn, or transferred, when the current new business interest rate is lower than the base interest rate being credited for the Fixed Account Option from which the amount is being taken and will (b) decrease the amount withdrawn, or transferred, when the current new business interest rate is higher than the base interest rate for the Fixed Account Option from which the amount is being taken. There will be no Excess Interest Adjustment if these rates are the same. Any adjustment resulting from the Excess Interest Adjustment is applied to the amount that is being withdrawn, or transferred, from the Fixed Account Option. However, an Excess Interest Adjustment will not otherwise affect the values under your Contract.

Moreover, even if the current new business interest rate is greater than the base interest rate for the Fixed Account Option from which the amount is being taken, there will be no Excess Interest Adjustment if the difference between the two is less than 0.50%. This limitation avoids decreases in the amount withdrawn, or transferred, in situations where the general level of interest rates has declined but the current new business interest rate nevertheless exceeds the base interest rate for your Fixed Account Option because of the additional .50% that (as described above) is added when determining the current new business interest rate.

Also, there is no Excess Interest Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit proceed payments; annuitizations; amounts withdrawn on the Latest Income Date (the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or such earlier date as required by the applicable qualified plan, law, or regulation); amounts withdrawn for Contract charges; and free withdrawals. In no event will a total withdrawal, or transfer from the Fixed Account Options be less than the Fixed Account minimum value. The Fixed Account minimum value at least equals the minimum value prescribed by the applicable nonforfeiture law in each state where the Contracts are sold. The Fixed Amount minimum value for any Fixed Account Option is the amount that would result from (1) accumulating the following amounts at the Fixed Account minimum interest rate: (a) any Premium payments (net of any associated Premium taxes) or transfers that you allocate to that Fixed Account Option less (b) any withdrawals, transfers, or charges that are taken out of that Fixed Account Option; and (2) deducting any withdrawal charges, or charge for taxes due in connection with the withdrawal. In the case of a partial withdrawal or transfer from a Fixed Account Option, you will have been credited with interest on the amount withdrawn or transferred at a rate at least equal to the Fixed Account minimum interest rate, even if subject to an Excess Interest Adjustment that otherwise would have reduced it below that rate.

The following example illustrates how the Fixed Account minimum value may affect an Excess Interest Adjustment on a partial withdrawal. If you allocated your initial Premium of $10,000 to the Fixed Account and your declared rate of interest was 3%, after one year (assuming no other transactions or withdrawal charges) your Contract Value in the Fixed Account would be $10,300. If the

12

Fixed Account minimum interest rate was 1%, your Fixed Account minimum value would be $10,100. In this case, an Excess Interest Adjustment could not reduce the withdrawal by more than $200 (the difference between your Contract Value in the Fixed Account and the Fixed Account minimum value). For example, if you request an $8,000 withdrawal and it is subject to a $200 negative Excess Interest Adjustment, the withdrawal would be adjusted to $7,800. However, if it were subject to a negative $400 Excess Interest Adjustment, the $8,000 withdrawal still would only be adjusted to $7,800, so that it does not invade the Fixed Account minimum value. Immediately after either of these withdrawals, there will be no difference between your Contract Value in the Fixed Account and Fixed Account minimum value, and no negative Excess Interest Adjustments will apply on subsequent withdrawals until the Contract Value in the Fixed Account again grows to be larger than the Fixed Account minimum value.

End of Fixed Account Option Periods. Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be an Excess Interest Adjustment, if otherwise applicable. (There is no Excess Interest Adjustment on amounts taken from the one-year Fixed Account Option at any time.) If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. If the specified period of the same duration that has ended is no longer available, we will use the shortest period that is then available. If such new Fixed Account Option would extend beyond the Income Date, we will use the longest available Fixed Account Option that does not extend beyond the Income Date; or (if no such period is available) we will credit interest at the current interest rate under the shortest available Fixed Account Option up to the Income Date.

Additional Information Concerning the One-Year Fixed Account Option. The one-year Fixed Account Option is not currently available. If we make it available in the future, the following provisions will apply. Transfer restrictions may be imposed limiting your ability to make transfers out of this option for at least three years, as further described below.

If you allocate Premiums to the one-year Fixed Account Option, we may require that the amount in the one-year Fixed Account Option be automatically transferred on a monthly basis in installments to your choice of Investment Division within 12 months of the date we received the Premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 15 free transfers in a Contract Year or any maximum on amounts transferable from the one-year Fixed Account Option that we may impose as described in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” later in this prospectus.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate (or, if applicable, the Fixed Account minimum interest rate), as the applicable rate will be applied to a declining balance in the one-year Fixed Account Option.

Please also refer to “Transfers and Frequent Transfer Restrictions” beginning on page 39 for information about certain restrictions, limits and requirements that may apply (or may in the future apply) to transfers to or from the Fixed Account Options. In particular, we describe certain additional restrictions that may apply with respect to transfers from the one-year Fixed Account Option, including the possibility that you might not be able to transfer all of your Contract Value out of the one-year Fixed Account Option for at least three years. Please note, the interest rate that is in effect when these restrictions are imposed will only apply for the remainder of the one–year Fixed Account Option period, and the interest rates credited thereafter for the remainder of the period the restrictions are in effect may be lower or higher. Accordingly, before allocating any Premium payments or other Contract Value to the one year Fixed Account Option, you should consider carefully the conditions we may impose upon your use of that option.

The DCA+ Fixed Account Option, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option. DCA+ Fixed Account Option is only available for new Premiums. The DCA+ Fixed Account Option is not available if you select the Liquidity Option. We provide more information about Dollar Cost Averaging, including DCA+, under “Other Information” later in this prospectus.

THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act

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(CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 99 Investment Divisions and Fixed Account Options at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest may be known as a “Fund of Funds” or as Funds investing in other “Underlying Funds” or investing in ETFs. Funds offered in a multi-tiered structure may have higher expenses than direct investments in the Underlying Funds or ETFs. You should read the summary prospectuses for the Funds and/or the prospectuses for the JNL Series Trust and Jackson Variable Series Trust for more information.

JNL/American Funds Balanced Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL Alt 65 Fund
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Allocation Fund
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Index 5 Fund
JNL/MMRS Conservative Fund
JNL/MMRS Growth Fund
JNL/MMRS Moderate Fund
JNL/S&P 4 Fund
JNL Disciplined Moderate Fund
JNL Disciplined Moderate Growth Fund
JNL Disciplined Growth Fund
JNAM Guidance – Interest Rate Opportunities Fund
JNAM Guidance – Conservative Fund
JNAM Guidance – Moderate Fund
JNAM Guidance – Growth Fund
JNAM Guidance – Moderate Growth Fund
JNAM Guidance – Maximum Growth Fund
JNAM Guidance – Alt 100 Fund
JNAM Guidance – Equity 100 Fund
JNAM Guidance – Fixed Income 100 Fund
JNAM Guidance – Real Assets Fund
JNL Tactical ETF Conservative Fund
JNL Tactical ETF Moderate Fund
JNL Tactical ETF Growth Fund

In addition to the Fund of Funds structure, certain of the Funds operate as feeder funds that invest in master funds. These Funds are identified in the following descriptions by the designation (“Feeder Fund”) following the name of the Fund. For more information about a Feeder Fund, you should read the summary prospectuses for the Funds and/or the prospectus for the applicable Fund.

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The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® – Growth-Income Fund SM (“Master Fund”). The Master Fund seeks to make the investment grow and provide income by investing primarily in common stocks or other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – International FundSM ( “Master Fund”). The Master Fund seeks to make the investment grow by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser to the Master Fund believes have the potential for growth. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL Multi-Manager Alternative Fund
Jackson National Asset Management, LLC (and BlueBay Asset Management LLP (and sub-sub-adviser, BlueBay Asset Management USA LLC), First Pacific Advisors, Inc., Lazard Asset Management, LLC, Westchester Capital Management, LLC, Western Asset Management Company, Invesco Advisors, Inc., and Boston Partners Global Investors, Inc.)
Seeks long term growth of capital by allocating among a variety of alternative strategies managed by unaffiliated investment managers who may implement the following principal investment strategies: equity long/short strategies, event driven and merger arbitrage strategies, relative value strategies and global macro strategies.

JNL Multi-Manager Mid Cap Fund
Jackson National Asset Management, LLC (and Champlain Investment Partners, LLC, ClearBridge Investments, LLC, and Victory Capital Management, Inc.)
Seeks long-term total return by investing, under normal circumstances, at least 80% of its total net assets in a variety of mid-capitalization growth and value strategies managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Growth Fund
Jackson National Asset Management, LLC (and Chicago Equity Partners, LLC, Granahan Investment Management, Inc., LMCG Investments, LLC, and Victory Capital Management Inc.)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in a variety of small cap growth strategies managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Value Fund
Jackson National Asset Management, LLC (and Century Capital Management, LLC, Chicago Equity Partners, LLC, Cooke & Bieler L.P., and Cortina Asset Management, LLC)
Seeks long-term total return by investing, under normal market conditions, at least 80% of its assets in a variety of small cap value strategies managed by unaffiliated investment managers.

JNL Alt 65 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable

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Series Trust are available as Underlying Funds. The Fund allocates approximately 35% of its assets to traditional investment categories and approximately 65% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL/American Funds ® Balanced Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series ® (“AFIS”). Not all Funds of AFIS are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 50%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-50% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/American Funds Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth with a secondary emphasis on current income by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series ® (“AFIS”). Not all Funds of AFIS are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-30% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/AB Dynamic Asset Allocation Fund
Jackson National Asset Management, LLC (and AllianceBernstein L.P.)
Seeks to maximize total return consistent with the determination of reasonable risk and subject to the assets strategy’s asset class. The Fund invests in a globally diversified portfolio of equity and debt securities including exchange-traded funds, and other financial instruments, and expects to enter into derivatives transactions. The Fund’s neutral weighting, from which it will make its tactical asset allocations, is 70% equity exposure and 30% debt exposure.

JNL/AQR Large Cap Relaxed Constraint Equity Fund (formerly, JNL/Goldman Sachs U.S. Equity Flex Fund)
Jackson National Asset Management, LLC (AQR Capital Management, LLC)
Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciate in excess of the Russell 1000 ® Index ("Index"). The Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in equity securities or equity related instruments of large-capitalization companies, which the sub-adviser generally considers to be those companies with market capitalizations within the range of the Index at the time of purchase.

JNL/AQR Managed Futures Strategy Fund
Jackson National Asset Management, LLC (and AQR Capital Management, LLC)
Seeks positive absolute returns by investing primarily in a portfolio of futures contracts, futures-related instruments, and equity swaps. Equity swaps include, but are not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed-income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks high total investment return by investing in a portfolio of equity and debt securities, money market securities and other short-term securities or instruments of issuers located around the world. Generally, the Fund will invest in both equity and debt securities and seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

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JNL/BlackRock Natural Resources Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks long-term capital growth by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. The Fund may invest in securities of issuers with any market capitalization. There are no geographic limits on the Fund’s investments.

JNL/Boston Partners Global Long Short Equity Fund
Jackson National Asset Management, LLC (and Boston Partners Global Investors, Inc.)
Seeks long-term growth of capital by investing in stocks identified by the sub-adviser as undervalued and takes short positions in stocks that the sub-adviser has identified as overvalued. The Fund will invest, both long and short, primarily in equity securities issued by U.S. and non-U.S. companies of any market capitalization size.

JNL/Brookfield Global Infrastructure and MLP Fund
Jackson National Asset Management, LLC (and Brookfield Investment Management Inc.)
Seeks total return through growth of capital and current income by investing primarily in securities of publicly traded infrastructure companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in MLPs and publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange. MLPs may derive income and gains from the exploration, development, mining or production, process, refining, transportation, or marketing of any mineral or natural resources.

JNL/Causeway International Value Select Fund
Jackson National Asset Management, LLC (and Causeway Capital Management LLC)
Seeks long-term growth of capital income and income by investing, under normal circumstances, in common stocks of companies located in developed countries outside the U.S. The Fund invests at least 80% of its assets in stocks of companies located in a number of foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares.

JNL/Crescent High Income Fund
Jackson National Asset Management, LLC (and Crescent Capital Group, LP)
Seeks high current income with capital appreciation by investing primarily in high yield fixed-income securities and bank loans that are rated below investment grade. The Fund considers investments to be below investment grade if they are rated BB+ or lower by Standard & Poor’s Ratings Services or Fitch, Inc. and/or Ba1 or lower by Moody’s Investors Service, Inc., or, if unrated, deemed to be below investment grade by the sub-adviser. Below investment grade fixed-income securities are commonly referred to as “junk bonds.”

JNL/DFA Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks total return consisting of capital appreciation and current income by investing in shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which the Fund may invest are part of DFA Investment Dimensions Group, Inc. and Dimensional Investment Group Inc. To achieve its investment objective, the Fund allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 60% to 100% (with a target allocation of approximately 80%) of the Fund’s assets to domestic and international equity Underlying Funds and 0% to 40% (with a target allocation of approximately 20%) of its assets to fixed-income Underlying Funds.

JNL/DFA Moderate Allocation Fund
Jackson National Asset Management, LLC
Seeks total return consisting of capital appreciation and current income by investing in shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which the Fund may invest are part of DFA Investment Dimensions Group, Inc. and Dimensional Investment Group Inc. To achieve its investment objective, the Fund allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Fund’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed-income Underlying Funds.

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JNL/DFA U.S. Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements.

JNL/DoubleLine® Emerging Markets Fixed Income Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks high total return from current income and capital appreciation by investing, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed-income instruments. These fixed-income instruments include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in emerging market countries and other securities bearing fixed or variable interest rates of any or no maturity.

JNL/DoubleLine® Shiller Enhanced CAPE® Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks total return (capital appreciation and current income) which exceeds the total return (capital appreciation and current income) in excess of the Shiller Barclays CAPE® US Sector TR USD Index. The Fund will seek to use derivatives, or a combination of derivatives and direct investments to provide a return that tracks closely the performance of the Index. The Fund will also invest in a portfolio of debt securities to provide additional long-term total return.

JNL/FPA + DoubleLine® Flexible Allocation Fund
Jackson National Asset Management, LLC (DoubleLine Capital LP, First Pacific Advisors, LLC and Ivy Investment Management Company)
Seeks to provide total return by allocating among a variety of alternative strategies managed by three unaffiliated sub-advisers. Each of the sub-advisers generally provides day-to-day management for a portion of the Fund’s assets.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains. Under normal market conditions the Fund will invest at least 80% of its assets in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related issuers, or corporate issuers worldwide. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund's assets will be invested in issuers located in at least three countries (including the U.S.).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities. The equity securities in which the Fund invests consist primarily of common stock. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC and Templeton Investment Counsel, LLC)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of investments of smaller international companies, located outside of the U.S., including those of emerging or developing markets. The Fund invests predominately in securities listed or traded on recognized international markets in developed countries included in MSCI EAFE Small Cap Index and All Country World exUS Small Cap Index. The Fund may, from time to time, have significant investments in a particular sector or country.

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JNL/Goldman Sachs Emerging Markets Debt Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)
Seeks a high level of total return consisting of income and capital appreciation. The Fund invests, under normal circumstances, at least 80% of its assets in (i) sovereign and corporate debt securities and other instruments of issuers in emerging countries, denominated in any currency; and/or (ii) currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure. Emerging market countries include but are not limited to those considered to be developing by the World Bank. Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.

JNL/Harris Oakmark Global Equity Fund
Jackson National Asset Management, LLC (and Harris Associates L.P.)
Seeks capital appreciation by investing, normally, at least 80% of its assets in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries.

JNL/Invesco China-India Fund
Jackson National Asset Management, LLC (and Invesco Hong Kong Limited)
Seeks long-term capital growth by investing normally 80% of its assets (net assets plus the amount of any borrowings for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the Greater China region (including mainland China, Hong Kong, Macau and Taiwan) and India.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management Limited)
Seeks high total return by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts and in derivatives and other instruments that have economic characteristics similar to such securities. The companies will be located in at least three different countries, including the U.S.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by primarily investing in equity securities and depository receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries outside of the U.S. The Fund may also invest no more than 30% in emerging markets securities.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities.

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares. The Fund may also invest up to 20% of its total assets in all types of foreign securities.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by

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the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, and repurchase agreements related to the principal investments. The Fund may also invest in high-quality corporate debt securities.

JNL/Lazard Emerging Markets Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

JNL/Mellon Capital 10 x 10 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation and income by investing in Class A shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital JNL 5 Fund;

➢	10% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	10% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	10% in the JNL/Mellon Capital Small Cap Index Fund;

➢	10% in the JNL/Mellon Capital International Index Fund; and

➢	10% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Index 5 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class A shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	20% in the JNL/Mellon Capital Small Cap Index Fund;

➢	20% in the JNL/Mellon Capital International Index Fund; and

➢	20% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Emerging Markets Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund invests, under normal circumstances, at least 80% of its assets in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index.  The Fund attempts to replicate the Index by investing all or substantially all of its assets in the securities that comprise the Index.

JNL/Mellon Capital European 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to provide capital appreciation by investing at least 80% of its assets in the stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to track the investment results of the MSCI KLD 400 Social Index, which is a free float-adjusted market capitalization index designed to target U.S. companies that have positive environmental, social and governance characteristics.

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JNL/Mellon Capital S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P 500® Index. The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P MidCap 400 Index. The Fund invests in equity securities of medium capitalization-weighted domestic corporations. Under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P SmallCap 600 Index and provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies. The Fund, under normal circumstances, invests at least 80% of its assets in the stocks included in the S&P SmallCap 600 Index in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital International Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the MSCI Europe Australia Far East (“MSCI EAFE”) Index. The Fund invests in international equity securities attempting to match the characteristics of each country within the index. Under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index in order to provide long-term capital growth.

JNL/Mellon Capital Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed-income securities. The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Mellon Capital Utilities Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Utilities Index in proportion to their market capitalization weighting in the MSCI USA IMI Utilities Index.

JNL/MMRS Conservative Fund
Jackson National Asset Management, LLC (and Milliman Financial Risk Management LLC)
Seeks growth of capital while also seeking to manage volatility and provide downside protection by investment in other funds. The Fund invests in Class A shares of a diversified group of Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and Jackson Variable Series Trust. Under normal circumstances the Fund allocates approximately 50% to 100% of its assets in Underlying Funds that invest primarily in fixed-income securities and up to 50% of its assets in Underlying Funds that invest primarily in equity securities.

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JNL/MMRS Growth Fund
Jackson National Asset Management, LLC (and Milliman Financial Risk Management LLC)
Seeks growth of capital while also seeking to manage volatility and provide downside protection by investment in other funds. The Fund invests in Class A shares of a diversified group of Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and Jackson Variable Series Trust. Under normal circumstances the Fund allocates approximately 10% to 90% of its assets in Underlying Funds that invest primarily in fixed-income securities and 10% to 90% of its assets in Underlying Funds that invest primarily in equity securities.

JNL/MMRS Moderate Fund
Jackson National Asset Management, LLC (and Milliman Financial Risk Management LLC)
Seeks growth of capital while also seeking to manage volatility and provide downside protection by investment in other funds. The Fund invests in Class A shares of a diversified group of Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and Jackson Variable Series Trust. Under normal circumstances the Fund allocates approximately 25% to 100% of its assets in Underlying Funds that invest primarily in fixed-income securities and up to 75% of its assets in Underlying Funds that invest primarily in equity securities.

JNL/Neuberger Berman Strategic Income Fund
Jackson National Asset Management, LLC (and Neuberger Berman Investment Advisers LLC)
Seeks high current income with long-term capital appreciation as its secondary objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans.

JNL/Oppenheimer Emerging Markets Innovator Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)
Seeks capital appreciation by investing in equity securities of issuers in emerging markets and developing markets through the world. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of issuers that are economically tied to an emerging market country.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to provide a high level of current income by investing, under normal circumstances, at least 80% of its net assets in floating rate loans and other floating rate investments, defined as floating rate loans, floating rate notes, other floating rate debt securities, structured products, money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds.

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JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments. The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell Midcap Index (“Index”) under normal market conditions at the time of the initial purchase. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company's securities.

JNL/PPM America Total Return Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. The Fund may also invest in derivative instruments.

JNL/Red Rocks Listed Private Equity Fund
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)
Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a significant portion of their assets invested in or exposed to private companies or have as its stated intention to have a significant portion of its assets invested in or exposed to private companies (“Listed Private Equity Companies”), and (ii) derivatives or other instruments (such as exchange traded funds) that otherwise have the economic characteristics of Listed Private Equity Companies.

JNL/Scout Unconstrained Bond Fund
Jackson National Asset Management, LLC (and Scout Investments, Inc.)
Seeks to maximize total return consistent with the preservation of capital. The Fund invests at least 80% of its assets, determined at the time of purchase, in fixed-income instruments. In certain market conditions, the Fund may pursue its investment objective by investing a significant portion of its assets in cash or short-term debt obligations.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital by investing generally in common stocks of large-capitalization companies. The sub-adviser generally seeks investments in stocks of large-capitalization companies, which the Sub-Adviser defines as a company whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, and that has one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities, including securities in emerging markets. Normally, the Fund will invest at least 80% of its net assets in bonds. The Fund will only purchase securities that are rated within one of the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

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JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued. Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities, including securities that are economically tied to emerging markets. Income is a secondary objective.

JNL/Westchester Capital Event Driven Fund
Jackson National Asset Management, LLC (and Westchester Capital Management, LLC)
Seeks to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. The Fund employs investment strategies designed to capture price movements generated by specific events including, but not limited to, securities of companies involved in mergers, acquisitions, asset sales or other divestitures, restructurings, refinancings, recapitalizations, reorganizations or other special situations.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stocks and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including investment-grade corporate bonds, U.S. Treasury and government agency bonds, mortgage-backed securities, asset-backed securities, and commercial-backed securities. Cash and cash equivalents are included in the fixed income fund weighting.

JNL/WMC Government Money Market Fund (formerly, JNL/WMC Money Market Fund)
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in, under normal circumstances, at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are "collateralized fully" (i.e., collateralized by cash or government securities).

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks primarily capital appreciation with secondary focus on current income by investing in the stock of 33 to 99 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that have attractive dividend yields and strong capital structures as determined by Standard & Poor’s Investment Advisory Services LLC.

JNL/S&P International 5 Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in the common stock of foreign companies that are identified by a model strategy comprised of five underlying strategies. The Fund allocates all of its net assets in the following strategies:

➢	S&P Asia Pac Ex Japan Strategy

➢	S&P Canada Strategy

➢	S&P Europe Strategy

➢	S&P Japan Strategy

➢	S&P Middle East Strategy

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JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in the stock of 30 to 90 distinct companies (generally ranging from 45 to 60 distinct companies) included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in the stock of 30 to 90 distinct companies (generally ranging from 40 to 65 distinct companies) included in the S&P 500® Index that generate positive cash flow and have a strong track record, as determined by Standard & Poor’s Investment Advisory Services LLC of returning cash to investors, such as through dividends, share repurchases or debt retirement.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on a specific date each year:

➢	25% in JNL/S&P Competitive Advantage Fund;

➢	25% in JNL/S&P Dividend Income & Growth Fund;

➢	25% in JNL/S&P Intrinsic Value Fund; and

➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Mid 3 Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in common stocks of companies that are identified by a model based on three separate investment strategies. Under normal circumstances, the Fund invests approximately 1/3 of its net assets in the following strategies:

➢	MID Competitive Advantage Strategy;

➢	MID Intrinsic Value Strategy; and

➢	MID Total Equity Yield Strategy.

JNL Disciplined Moderate Fund
Jackson National Asset Management, LLC
Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities, 20%-60% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC
Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 60%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-40% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

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JNL Disciplined Growth Fund
Jackson National Asset Management, LLC
Seeks capital growth by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-30% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

Jackson Variable Series Trust

JNAM Guidance – Interest Rate Opportunities Fund
Jackson National Asset Management, LLC
Seeks total return primarily through strategies that invest in fixed-income oriented securities, as well as other asset classes and strategies through investment in other funds (the “Underlying Funds”). The Fund allocates the majority of its assets to Underlying Funds that invest primarily in fixed-income oriented securities of issuers in the U.S. and foreign countries, including emerging markets.

JNAM Guidance – Conservative Fund
Jackson National Asset Management, LLC
Seeks the generation of income through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield ("junk") bonds) of issuers in the U.S. and foreign countries, including emerging markets.

JNAM Guidance – Moderate Fund
Jackson National Asset Management, LLC
Seeks a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield ("junk") bonds) as well as dividend-paying equity securities of issuers in the U.S. and foreign countries, including emerging markets.

JNAM Guidance - Growth Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Underlying Funds that invest primarily in equity securities of issuers in the U.S. and foreign countries, including emerging markets.

JNAM Guidance – Moderate Growth Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital by investing in other funds (the “Underlying Funds”) that offer a broad array of stock, bond, and other asset classes and strategies. The Fund allocates its assets to Underlying Funds that invest primarily in equity securities of issuers in the U.S. and foreign countries, including emerging markets.

JNAM Guidance – Maximum Growth Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Underlying Funds that invest primarily in equity securities of issuers in the U.S. and foreign countries, including emerging markets.

JNAM Guidance – Alt 100 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital through investment in other funds (the “Underlying Funds”). Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

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Under normal circumstances, the Fund allocates at least 80% of its assets to the Underlying Funds that invest in non-traditional asset classes.

JNAM Guidance – Equity 100 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital through investment in other funds (the “Underlying Funds”) with an equity orientation.
The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in equities (which may include derivatives exposure to equity securities) of issuers in the U.S. and foreign countries, including emerging markets. The Fund allocates its assets to Underlying Funds that invest amongst various equity classes, as well as non-traditional investments.

JNAM Guidance – Fixed Income 100 Fund
Jackson National Asset Management, LLC
Seeks income and total return through investment in other funds (the “Underlying Funds”) with a fixed-income orientation.
The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in fixed-income securities (which may include derivatives exposure to fixed-income securities) of issuers in the U.S. and foreign countries, including emerging markets. The Fund allocates its assets to Underlying Funds that invest amongst various fixed-income classes, as well as non-traditional investments.

JNAM Guidance – Real Assets Fund
Jackson National Asset Management, LLC
Seeks long-term real return through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”). The Fund seeks to achieve its objective by investing in shares of the Underlying Funds that focus on investments in commodity, inflation sensitive, natural resource and real estate sectors. The Fund allocates the majority of its assets to Underlying Funds that invest primarily in equity securities, inflation protected securities of issuers in the U.S. and foreign countries, including emerging and currencies.

JNL Tactical ETF Conservative Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified group of underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL Tactical ETF Moderate Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified group of underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL Tactical ETF Growth Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 60% to 100% (with a target allocation of 80%) of the Fund’s

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assets to Underlying ETFs that invest primarily in equity securities, 0% to 40% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL/American Funds® Global Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company, investment adviser to the Master Fund)
Seeks long-term growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Global Growth FundSM (the “Master Fund”). The Master Fund invests primarily in common stocks of companies around the world that have the potential for growth. As a fund that seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and foreign countries, including emerging market countries. Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers domiciled outside of the United States.

JNL/American Funds® Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company, investment adviser to the Master Fund)
Seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Growth FundSM (the “Master Fund”). The Master Fund invests primarily in common stocks and seeks to invest in companies that the Master Fund's investment adviser believes offers superior opportunities for growth of capital. The Master Fund may invest up to 25% of its assets in common stocks and other securities (including convertible and nonconvertible preferred stocks, bonds, and other debt securities) of issuers domiciled outside the U.S.

JNL/AQR Risk Parity Fund
Jackson National Asset Management, LLC (and AQR Capital Management, LLC)
Seeks total return (consisting of capital appreciation and income) by allocating assets among major asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, developed and emerging market currencies, and commodities).

JNL/BlackRock Global Long Short Credit Fund
Jackson National Asset Management, LLC (and BlackRock Financial Management, Inc., BlackRock International Limited and BlackRock (Singapore) Limited)
Seeks absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed-income markets. A complete market cycle for fixed-income funds such as the Fund is typically three to five years.
Under normal market conditions, the Fund invests at least 80% of its total assets in credit-related instruments, including, but not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, including bonds of companies principally engaged in the aircraft or air transportation industries, mortgage-related securities and asset-backed securities, collateralized debt and loan obligations, including bonds collateralized by aircraft and/or aircraft equipment, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics.

JNL/DFA U.S. Micro Cap Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in securities of U.S. micro-cap companies.

JNL/DoubleLine® Total Return Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in bonds.

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JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Jackson National Asset Management, LLC (and Eaton Vance Management)
Seeks total return by investing in securities, derivatives and other instruments to establish long and short investment exposures around the world. Total return is defined as income plus capital appreciation. The Fund normally invests in multiple countries and may have significant exposure to foreign currencies.

JNL/Epoch Global Shareholder Yield Fund
Jackson National Asset Management, LLC (and Epoch Investment Partners, Inc.)
Seeks to provide a high level of income. Capital appreciation is a secondary objective. The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations.

JNL/FAMCO Flex Core Covered Call Fund
Jackson National Asset Management, LLC (and Ziegler Capital Management, LLC)
Seeks long-term capital appreciation while reducing the downside risk of equity investments by investing in a portfolio of equity securities and writing (selling) call options on at least 80% of the Fund’s total assets. Over a market cycle, the Fund seeks to achieve its objective by investing in a portfolio consisting primarily of large capitalization common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers (including American Depositary Receipts (“ADRs”)), in each case traded on U.S. securities exchanges, and on an ongoing basis, writing (selling) covered call options.

JNL/Lazard International Strategic Equity Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)
Seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its assets (plus any borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index that Lazard Asset Management LLC, the Fund’s sub-adviser, believes are undervalued based on their earnings, cash flow or asset values.

JNL/Neuberger Berman Currency Fund
Jackson National Asset Management, LLC (and Neuberger Berman Investment Advisers LLC)
Seeks absolute return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in currency-related investments.

JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Jackson National Asset Management, LLC (and Neuberger Berman Investment Advisers LLC)
Seeks total return by investing under normal circumstances in commodity-linked derivative instruments and fixed-income instruments. Commodities are assets that have tangible properties, such as oil, natural gas, agricultural products or metals. The Fund seeks to gain exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments.

JNL/Nicholas Convertible Arbitrage Fund
Jackson National Asset Management, LLC (and Nicholas Investment Partners, L.P.)
Seeks absolute return by taking long positions in convertible bonds and short positions in common stock underlying those convertible bonds.

JNL/PIMCO Credit Income Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.

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JNL/PPM America Long Short Credit Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize total return through a combination of current income and capital appreciation, consistent with capital preservation by investing its assets across a wide range of fixed-income securities, and other investments to generate total return under a variety of market conditions and economic cycles.

JNL/T. Rowe Price Capital Appreciation Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing primarily in common stocks. The Fund may also hold fixed income and other securities to help preserve principal value. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its total assets in common stocks. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund may invest up to 25% of its total assets in foreign securities.

JNL/The Boston Company Equity Income Fund
Jackson National Asset Management, LLC (and The Boston Company Asset Management LLC)
Seeks total return (consisting of capital appreciation and income). Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.

JNL/The London Company Focused U.S. Equity Fund
Jackson National Asset Management, LLC (and The London Company of Virginia, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets in common stocks of companies located in the United States. The Fund may invest in companies of any market capitalization and will typically hold a limited number of names in the portfolio.

JNL/Van Eck International Gold Fund
Jackson National Asset Management, LLC (and Van Eck Associates Corporation)
Seeks long-term capital appreciation. The Fund may take current income into consideration when choosing investments. Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies principally engaged in gold-related activities, instruments that derive their value from gold, gold coins and bullion.

JNL/WCM Focused International Equity Fund
Jackson National Asset Management, LLC (and WCM Investment Management)
Seeks long-term capital appreciation by investing primarily in companies outside the United States. The Fund, under normal circumstances, invests at least 80% of its net assets in equity securities.

JNL Variable Fund LLC

JNL/Mellon Capital Dow SM Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through a combination of capital appreciation and dividend income by investing in the thirty securities which comprise the Dow Jones Industrial Average (“DJIA”), with the weight of each security in the Fund substantially corresponding to the weight of such security in the DJIA.

JNL/Mellon Capital Global 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the securities which comprise the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index. The Fund consists of the ten securities in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in their respective index.

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JNL/Mellon Capital Nasdaq® 100 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return by investing in the securities which comprise the NASDAQ-100 Index ® . The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the NASDAQ 100 Index in proportion to their market capitalization weighting in the NASDAQ 100 Index.

JNL/Mellon Capital S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in the 30 securities that comprise the Standard & Poor's MidCap 400 Index and 30 that comprise the Standard & Poor's SmallCap 600 Index. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The sub-adviser follows a process that attempts to select small and mid-capitalization companies that are likely to be in an earlier stage of their economic life cycle than mature large-capitalization companies.

JNL/Mellon Capital JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing in the securities that are identified by a model based on five different specialized strategies:

➢	20% in the Dow SM 10 Strategy, a dividend yielding strategy;

➢	20% in the S&P ® 10 Strategy, a blended valuation-momentum strategy;

➢	20% in the Global 15 Strategy, a dividend yielding strategy;

➢	20% in the 25 Strategy, a dividend yielding strategy; and

➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital Communications Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.

JNL/Mellon Capital Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.

JNL/Mellon Capital Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the securities in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.

JNL/Mellon Capital Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the securities in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.

JNL/Mellon Capital Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.

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JNL/Mellon Capital Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the summary prospectuses for the Funds and/or the prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust carefully before investing.

The summary prospectuses for the Funds are attached to this prospectus. The summary prospectuses for the Funds and prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust may also be obtained at no charge by calling 1-800-644-4565 (Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com. Additional Funds and Investment Divisions may be available in the future.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. These charges may be a lesser amount where required by state law or as described below, but will not be increased. Charges for an optional benefit are deducted only if you elect the optional benefit. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 0.85% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

•	to make income payments for the life of the Annuitant during the income phase; and

•	to waive the withdrawal charge in the event of the Owner's death.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

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Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $50 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and generally is taken from the Investment Divisions and the Fixed Account based on the proportion their respective value bears to the Contract Value. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

This charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated.

Transfer Charge. We deduct $25 for each transfer in excess of 15 in a Contract Year. For this purpose, all transfers that are processed on the same Business Day will be considered as one transfer. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. The charge compensates us for the administrative cost associated with the transfers. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we will charge a lesser fee where required by state law. Transfers made in connection with Investment Divisions under the Guidance Model Portfolios are treated the same as other transfers with respect to the charges and waivers described above. For information on the Dollar Cost Averaging, Earnings Sweep and Rebalancing programs please see the applicable section under “OTHER INFORMATION” beginning on page 50.

Withdrawal Charge (not applicable for Contracts with the Liquidity Option). At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

•	Premiums that are no longer subject to a withdrawal charge (Premiums in your annuity for at least five years without being withdrawn), plus

•	earnings (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your Remaining Premiums allocated to those accounts)

•
during each Contract Year 10% of Premium (subject to certain exclusions) that would otherwise incur a withdrawal charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings (required minimum distributions will be counted as part of the free withdrawal amount).

We will deduct a withdrawal charge on:

•	withdrawals in excess of the free withdrawal amount (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount), or

•	withdrawals under a Contract that exceed its required minimum distribution under the Internal Revenue Code (the entire withdrawal will be subject to the withdrawal charge), or

•	amounts withdrawn in a total withdrawal, or

•	amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies according to the following schedule and is based on Completed Years following each Premium (state variations may apply):

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Withdrawal Charge (as a percentage of Premium payments):

Completed Years since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5+
	6.5%	6.0%	5.0%	4.0%	3.0%	0%

Upon a partial or full withdrawal, the withdrawal charge percentage will be the lesser of the withdrawal charge percentage indicated above, or the maximum withdrawal charge percentage listed below. In either case, the withdrawal charge percentage will decrease with each year until no longer applicable.

Beginning on the Contract Anniversary on or After the Owner Attains the Age of:	Maximum Withdrawal Charge Percentage
88	5.50%
89	4.50%
90	3.75%
91	2.75%
92	1.75%
93	0.75%
94+	0.00%

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest Remaining Premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on Premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

•	income payments during your Contract's income phase (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

•	death benefits; or

•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution, then the entire withdrawal will be subject to the withdrawal charge).

We may reduce or waive the withdrawal charge when the Contract is purchased by employees, agents and financial representatives of the Company or its affiliates. These transactions will be conducted in a non-discriminatory manner and under circumstances that reduce our sales expenses.

Liquidity Option Charge. If you select the Liquidity Option, which provides for no withdrawal charges, you will pay 0.25% on an annual basis of the average daily Contract Value in the Investment Divisions regardless of whether you take any withdrawals. Charges are deducted daily as part of the calculation of the value of the Accumulation Units. We stop deducting this charge on the date you annuitize.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment (see "Income Options") , the amount received will be reduced by (a) minus (b) where:

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•
(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

•
(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

The Commutation Fee compensates us for administrative costs and expenses associated with commuting the annuity payments and determining the amount to be paid.

Other Expenses. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached summary prospectus for the Funds. For more information, please see the “Total Annual Fund Operating Expenses” table beginning on page 5.

Premium Taxes. Some states and other governmental entities charge Premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state Premium tax, if any, will vary from state to state).

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“Distributor”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. Distributor also serves as distributor of other variable insurance products issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York (“Jackson of NY”).

Distributor is a wholly owned subsidiary of Jackson. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). Distributor is not a member of the Securities Investor Protection Corporation (“SIPC”). For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or the Internet (http://brokercheck.finra.org).

The Contracts are offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies (each a "Financial Institution," collectively "Financial Institutions"). No Financial Institution has any legal responsibility to pay amounts that are owed under the Contracts. The obligations and guarantees under the Contracts are the sole responsibility of Jackson. The Financial Institutions are responsible for delivery of various related disclosure documents and the accuracy of their oral description and suitable recommendation of the purchase of the Contracts.

Commissions are paid to Financial Institutions that sell the Contracts. While commissions may vary, they are not expected to exceed 6% of any Premium payment. Where lower commissions are paid up front, trail commissions may also be paid. Commissions may also be paid on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. The Financial Institutions determine the amount of the commission that will be paid to their registered representatives. The amounts paid may vary based upon the practices of each Financial Institution.

Under certain circumstances, the Distributor and/or Jackson may make payments to Financial Institutions in addition to commissions , in connection with the sale of Jackson and Jackson of NY variable insurance products . These payments and/or reimbursements are in recognition of marketing, distribution, and/or administrative support provided by the Financial Institution and may not be offered to all Financial Institutions. The terms of these arrangements vary widely depending on, among other things, products offered; the level and type of marketing, distribution, and administrative support services provided; assets under management; the volume of sales; and the level of access we are provided to the registered representatives of the Financial Institution. Such payments may influence Financial Institutions and/or their registered representatives to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the FINRA rules of conduct and Department of Labor (“DOL”) rules and regulations . While such compensation may be significant, it will not result in any additional direct charge by us to you.

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Under these compensation structures, the Distributor and/or Jackson may make marketing allowance payments and marketing support payments to the Financial Institutions . Marketing allowance payments are payments that are designed as consideration for product placement and distribution , assets under management, and sales volume. Marketing allowance payments are generally based on a fixed percentage of annual product sales and generally range from 10 to 50 basis points (0.10% to 0.50%). Payments may also be based on a percentage of assets under management or paid as a specified dollar amount. Marketing support payments may be in the form of cash and/or non-cash compensation to or on behalf of Financial Institutions and their registered representatives, and are intended to provide us with exposure to registered representatives so that we may build relationships or educate them about product features and benefits. Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings ( including travel and lodging expenses ) ; client and prospecting events; speaker fees; business development and educational enhancement items (such as software packages containing information for broker use, or prospecting lists); sponsorship payments for participation at conferences and meetings; and other support services, including payments to third party vendors for such services. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to applicable laws and regulations including FINRA rules of conduct and DOL rules and regulations , we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items, occasional meals, and entertainment. Registered representatives may qualify for different levels of sales and service support depending on the volume of business that they do with us.

We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.

The alphabetical listing below details the 20 Financial Institutions that received the largest amounts of marketing allowance payments and/or marketing support payments in 2016 from the Distributor and/or Jackson in relation to the sale of Jackson and Jackson of NY variable insurance products. The total payments received by a Financial Institution is based on sales of all Jackson and Jackson of NY variable insurance products, thus a Financial Institution may appear on the list even if it is not receiving any payments with respect to sales of the Contracts. Payments to these firms ranged from approximately $525 thousand to approximately $22 million.

Cetera Advisor Networks, LLC
Cetera Advisors, LLC
Commonwealth Financial Network
INVEST Financial Corporation*
Lincoln Financial Advisors
LPL Financial Services
Merrill Lynch
MetLife Securities, Inc.
MML Investors Services, LLC
Morgan Stanley
National Planning Corporation*
Raymond James & Associates, Inc.
Securities America, Inc.
Signator Investors, Inc.
SII Investments, Inc.*
Stifel Nicolaus & Company, Inc.
UBS Financial Services, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.

*Jackson affiliate.

Please see Appendix B for a complete list of Financial Institutions that received amounts of marketing allowance payments and/or marketing support payments in 2016 from the Distributor and/or Jackson in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed and may involve substantial payments on a forward going basis.

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Compensation is also paid to employees of the Distributor and/or Jackson who are responsible for providing services to Financial Institutions. These employees are generally referred to as "wholesalers" and may meet with Financial Institutions and/or their registered representatives to provide training and sales support. The compensation paid to the wholesalers may vary based on a number of factors, including Premium payments; types of Contracts or optional benefits (if any) sold by the Financial Institutions that the wholesaler services; wholesaler performance; and overall company performance. The wholesaler may be required to achieve internally-assigned goals related to the same type of factors and may receive bonus payments for the achievement of individual and/or company-wide goals.

In addition to the Distributor, the following Financial Institutions are affiliated with Jackson and under common control within the same holding company structure:

•	National Planning Corporation,

•	SII Investments, Inc.,

•	IFC Holdings, Inc. d/b/a Invest Financial Corporation, and

•	Investment Centers of America, Inc.

The Distributor also has relationships with the sub-advisers to the various underlying Funds and their affiliates. The Distributor receives payments from some sub-advisers to assist in defraying the costs of certain promotional and marketing meetings hosted by the Distributor in which the sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. Our affiliated Financial Institutions may have other relationships with the sub-advisers (apart from Jackson) including selling retail mutual funds managed or advised by certain sub-advisers.

All of the compensation described here, and other compensation or benefits provided by the Distributor and/or Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can create a conflict of interest as it may influence your Financial Institution and registered representative to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the Financial Institution and registered representative. You may ask your registered representative about any variations and how he or she and his or her Financial Institution are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

•	$5,000 under most circumstances

•	$2,000 for a qualified plan Contract

Minimum Additional Premiums:

•	$500 for a qualified or non-qualified plan

•	$50 for an automatic payment plan

•	You can pay additional Premiums at any time during the accumulation phase.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. We reserve the right , in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payment s and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis . Any of these actions by us would limit your ability to invest in the Contract and increase your values and benefits. There is a $100 minimum balance requirement for each Investment Division and Fixed Account. We reserve the right to restrict availability or impose restrictions on the Fixed Account.

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Maximum Premiums:

•	The maximum aggregate Premiums you may make without our prior approval is $2.5 million.

The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Allocations of Premium. You may allocate your Premiums to one or more of the Investment Divisions and Fixed Account, if available. The minimum amount you may allocate to the Investment Division or a Fixed Account is $100. We will allocate any additional Premiums you pay in the same way unless you instruct us otherwise.

You may not allocate your Contract Values among more than 99 Investment Divisions and Fixed Account Options at any one time.

We will issue your Contract and allocate your first Premium within two Business Days (days when the New York Stock Exchange is open) after we receive your first Premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five Business Days, we will return your money. Subsequent Premiums are allocated on the Business Day that the Premium is received. Each Business Day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Capital Protection Program. If you select our Capital Protection Program at issue, we will allocate enough of your Premium to the available Fixed Account Option you select to assure that the amount so allocated will equal, at the end of a selected period, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original Premium. This program is available only if Fixed Account Options are available. There is no charge for the Capital Protection Program. You should consult your Jackson representative with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

The Capital Protection Program is not available on Contracts with the Liquidity Option.

For an example of capital protection, assume you made a Premium payment of $10,000 when the interest rate for the seven-year guaranteed period was 3% per year. We would allocate $8,131 to that Guarantee Period because $8,131 would increase at that interest rate to $10,000 after seven years, assuming no withdrawals are taken. The remaining $1,869 of the payment would be allocated to the Investment Division(s) you selected.

Shorter Guarantee Periods require allocation of substantially all your Premium to achieve the intended result. In any case, the results will depend on the interest rate declared for the Guarantee Period. Please note, the interest rate used in the above example is for illustrative purposes only and is not intended to reflect the current interest rate for the Guarantee Period of this duration.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.” During the income phase we use a measure called an “Annuity Unit.”

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•	determining the total amount of assets held in the particular Investment Division;

•	subtracting any asset-based charges and taxes chargeable under the Contract; and

•	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day based on the performance of the Funds, expenses, and deduction of Contract charges . The base Contract has different values of Accumulation Units than a Contract with the Liquidity Option, based on the differing amount of charges applied in calculating the values of Accumulation Units.

When you make a Premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that Business Day by dividing the amount of the Premium allocated to any Investment Division by

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the value of the Accumulation Unit for that Investment Division that reflects the respective charges under your Contract. If your Premium payment is received after the close of the New York Stock Exchange, the number of Accumulation Units credited will be determined at the end of the next Business Day.

In connection with arrangements we have to transact business electronically, we may have agreements in place whereby the time when certain broker-dealers receive your initial Purchase Payment and all required information in Good Order will be used for initial pricing of your Contract Values.  However, if we do not have an agreement with a broker-dealer providing for these pricing procedures, initial Purchase Payments received by the broker-dealer will not be priced until they are received by us. As of the date of this prospectus, we have such an agreement with Morgan Stanley Smith Barney LLC and SBHU Life Agency.  Please check with your representative to determine if his/her broker-dealer has an agreement with the Company that provides for these pricing procedures.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date.

You can make 15 transfers every Contract Year without charge.

A transfer will be effective as of the end of the Business Day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Transfers from the Fixed Account generally will be subject to any applicable Excess Interest Adjustment.

Potential Limits and Conditions on Fixed Account Transfers. There may be periods when we do not offer any Fixed Account. We can prohibit or impose limitations or other requirements on transfers to or from the Fixed Account as permitted by applicable law.

In addition, we also specifically reserve the right to impose the limitations and conditions set forth in 1-4 below with respect to the one-year Fixed Account Option. Although we are not imposing these restrictions as of the date of this prospectus, if we do decide to impose them, they could provide as follows with respect to both new and already outstanding Contracts:

1. During any Contract Year, the aggregate dollar amount of all transfers from the one-year Fixed Account Option (including transfers at the end of the one-year period) could not exceed whichever of the following three maximums apply to you for that year:

•
Maximum transfers during the first Contract Year in which you have Contract Value in the one-year Fixed Account Option subject to these restrictions: 1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary;

•	Maximum transfers during any subsequent Contract Year, if you had Contract Value subject to these restrictions during the preceding Contract Year:

i.	1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did not make a 1/3 transfer in the preceding year as mentioned above or

ii.	1/2 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did make such a 1/3 transfer in the preceding year; or

•
Maximum transfers during any Contract Year, if you had Contract Value subject to these restrictions during both of the preceding two Contract Years and, in those years, you made the 1/3 maximum transfer in the first year and 1/2 maximum transfer in the second year as mentioned above: all of your remaining Contract Value in the one-year Fixed Account Option.

2. We could require that any transfer from the one-year Fixed Account Option in a Contract Year occur at least twelve months after the most recent such transfer in the previous Contract Year.

3. We could restrict or prohibit your transfers into or allocations of any additional Premiums to the one-year Fixed Account Option in any Contract Year in which you make a transfer from the one-year Fixed Account Option.

4. We could restrict or prohibit your transfers from the one-year Fixed Account Option in any Contract Year in which you make a transfer into or allocate any additional Premiums to the one-year Fixed Account Option.

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We may impose restrictions 1-4 separately or in combination but we expect that they would be imposed as a group, so that you would be subject to all of these restrictions if you are subject to any of them.

Certain systematic investment programs could be excluded from the restrictions listed in 1-4 above, such that transfers under those programs would not count against the maximum amounts that may be transferred out of the one-year Fixed Account Option and the Contract Value under such programs would be excluded from the computation of such maximum amounts.

We also could permit or require that a systematic transfer program be used to make transfers from any Fixed Account Options. For example, you could be permitted to have the three transfers that are referred to in restriction 1 above automated through a systematic transfer out (“STO”) on each of your next three Contract Anniversaries. The amount automatically transferred on each of such three Contract Anniversaries would be the maximum amount that would be permitted to be transferred on that date under restriction 1, such that following the automatic STO transfer on the third such Contract Anniversary you would no longer have any Contract Value in the one-year Fixed Account Option. If we establish such an STO for you, however, we would (pursuant to restrictions 3 and 4 above) prohibit you from making any other transfer from, or any Premium payments or transfers into, the one-year Fixed Account Option during any Contract Year in which an automatic STO transfer is made for you. Also (pursuant to restriction 2 above) you could elect such an STO only if (i) at least twelve calendar months have passed since your last STO program (if any) had ended and (ii) during the Contract Year in which you make the election, you have not made any transfers from, or any Premium payments or transfers into the one-year Fixed Account Option (unless you made the transfer or Premium payment before the time we had instituted restrictions 1-4). Transfers pursuant to any STO would not count toward your 15 free transfer limit.

If we require you to commence an STO at a time when, due to any of the foregoing restrictions, you would not be eligible to elect such a program, the three annual STO transfers will be delayed. In that case, the first such STO transfer would occur on the first Contract Anniversary after you are eligible to elect an STO.

If we impose the restrictions described in 1-4 above, we would provide you prompt written notice of that fact, as well as any requirement or option to commence an STO. In that case, the restrictions would be effective immediately and we would not expect to provide you with an opportunity to make transfers from the one-year Fixed Account Option, other than in compliance with and subject to the limitations in such restrictions. Accordingly, you should consider whether you are willing to be subject to those limitations before you allocate any Premiums or transfers to the one-year Fixed Account Option.

We also may restrict your participation in any systematic investment program if you allocate any amounts to a Fixed Account Option.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive Business Days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict

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the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the JNL/WMC Government Money Market Investment Division and the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you (and any joint Owner) provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you, a joint Owner, or your representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

You may elect to make partial withdrawals by telephone, provided that we have received your prior written authorization to take instructions over the telephone. The amount of the withdrawal requested cannot exceed 80% of the Contract Value, up to a gross maximum withdrawal of $50,000. Telephone withdrawal requests may only be made by the Owner(s). We reserve the right to discontinue this privilege or implement additional limitations.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's value of an Accumulation Unit for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next Business Day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

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How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or complete withdrawal,

•	by electing the Systematic Withdrawal Program,

•	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest Remaining Premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the Business Day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment. For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 33. We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request must be in writing but, under certain circumstances, partial withdrawals by telephone are permitted. For more information, please see “Telephone and Internet Transactions” above. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions and Fixed Account Options based on the proportion their respective values bear to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

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If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see “TAXES” beginning on page 47.

Liquidity Option. If you elect the Liquidity Option, you will not pay a withdrawal charge when you make a partial or full withdrawal. This option must be selected at issue. This option removes the five year withdrawal charge schedule that would otherwise apply. You will pay a charge of 0.25% on an annual basis of the average net asset value of your allocations to the Investment Divisions for this option. The decision to elect the Liquidity Option should consider whether you anticipate taking or needing to take a large withdrawal that would otherwise be subject to charges under the five year withdrawal charge schedule imposed on each Premium payment. The charge for the Liquidity Option applies until the date you annuitize whether or not you take any withdrawals.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

•	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. For Contracts issued on or after July 17, 2017 in the state of Oregon , the Income Date must be at least one year after the Contract's Issue Date. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-

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Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. If you do not choose how to receive your income payments, your income payments will be variable payments based on the Contract Value allocated to the variable and fixed options on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

Fixed Income Payments. If you choose to receive fixed payments, the amount of each income payment will be determined by applying the portion of your Contract Value allocated to fixed payments, less any applicable Premium taxes and charges, to the rates in the annuity tables contained in the Contract applicable to the income option chosen. If the current annuity rates provided by us on contracts of this type would be more favorable to you , the current rates will be used.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

•	the amount of any applicable Premium taxes, or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;

•	which income option you select; and

•
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed net investment rate of 1.0% for all options and, if you select an income option with a life contingency, the age and gender of the Annuitant. State variations may apply.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed net investment rate, then your income payments will increase; if that performance is less than the assumed net investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states. Each income option is available as fixed payments or variable payments.

Option 1 - Life Income. This income option provides monthly payments for your life. No further payments are payable after your death. Thus, it is possible for you to receive only one payment if you die prior to the date the second payment is due.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. Upon the death of either person, the monthly payments will continue during the lifetime of the survivor. No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the

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Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment. The calculation of the lump sum payment results in a Commutation Fee, which is further discussed on page 34.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment. The calculation of the lump sum payment results in a Commutation Fee, which is further discussed on page 34.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

DEATH BENEFIT

The Contract has a death benefit, which is payable during the accumulation phase. The death benefit equals your Contract Value on the date we receive all required documentation from your Beneficiary.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law.

If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive the death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

Payout Options. The death benefit can be paid under one of the following payout options:

•	single lump sum payment; or

•	payment of entire death benefit within 5 years of the date of death; or

•
payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death; or

•
the Beneficiary may elect to receive distribution of the entire death benefit in a series of systematic withdrawals over a period not extending beyond the Beneficiary’s life expectancy. The distributions must satisfy the minimum distribution requirements resulting from the death of the Owner as defined by the Internal Revenue Code and the implementing regulations. Upon the Beneficiary’s death, under a tax-qualified Contract, the designated beneficiary may elect to continue such distributions or take a lump-sum distribution of the Contract Value. Under a non-qualified Contract, the designated beneficiary will receive a lump-sum distribution of the Contract Value.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will

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pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. If no payout option is selected, the entire death benefit will be paid within 5 years of the Owner's date of death. The death benefit will remain invested in the Investment Divisions in accordance with the allocation instructions given by the Owner until a payout option is selected, or new instructions are received from the Beneficiary after the claim is processed. For more information, please see “Spousal Continuation Option” below.

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Spousal Continuation Option, no death benefit will be paid at that time. The Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Spousal Continuation Option.

The Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre- s elected Death Benefit Option the Contract cannot be continued under the Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre- s elected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Stretch Contracts. The beneficiary of death benefit proceeds from another company’s non-qualified annuity contract or tax-qualified annuity contract or plan, may use the death benefit proceeds to purchase a Contract (“Stretch Contract”) from us. The beneficiary of the prior contract or plan (“Beneficial Owner”) must begin taking distributions, or must have begun taking distributions under the prior contract or plan, within one year of the decedent’s death. The distributions must be taken over a period not to exceed the life expectancy of the Beneficial Owner, and the distributions must satisfy the minimum distribution requirements resulting from the decedent’s death as defined by the Internal Revenue Code and implementing regulations. (See “Non-Qualified Contracts – Required Distributions” on page 48.) Upon the Beneficial Owner’s death, under a tax-qualified Stretch Contract, the designated beneficiary may elect to continue such distributions or take a lump-sum distribution of the Contract Value. Upon the Beneficial Owner’s death, under a non-qualified Stretch Contract, the Stretch Contract terminates, and the designated beneficiary will receive a lump-sum distribution of the Contract Value. We will waive withdrawal charges on any withdrawal necessary to satisfy the minimum distribution requirements. Withdrawals in excess of the minimum distribution requirements may be taken at any time, subject to applicable withdrawal charges. Non-qualified Stretch Contracts may not be available in all states. The rights of Beneficial Owners are limited to those applicable to the distribution of the death benefit proceeds.

Special requirements apply to non-qualified Stretch Contracts. All Premium payments must be received in the form of a full or partial 1035 exchange of the death benefit proceeds from a non-qualified annuity contract and other forms of Premium payments are not permitted. Joint ownership is not permitted. The Beneficial Owner may not annuitize the Stretch Contract. The Stretch Contract terminates upon the Beneficial Owner’s death, and we will pay the Contract Value to the Beneficial Owner’s beneficiary(ies) in a lump-sum distribution. Please read the Contract and accompanying endorsement carefully for more information about these and other requirements.

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TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax advisor as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own advisor regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract. Some broker-dealers only offer the Contracts as non-qualified contracts.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation. Increases in the value of a non-qualified contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments. Any withdrawal from a non-qualified contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified contract is generally treated as a non-taxable return of Premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts:

•	paid on or after the date you reach age 59 1/2;

•	paid to your Beneficiary after you die;

•	paid if you become totally disabled (as that term is defined in the Code);

•
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

•	paid under an immediate annuity; or

•	which come from Premiums made prior to August 14, 1982.

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Beginning in 2013, the taxable portion of distributions from a non-qualified annuity contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisors for more information.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated beneficiary” is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's “designated beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's “designated beneficiary” is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts - 1035 Exchanges. Under Section 1035 of the Code, you can purchase a variable annuity contract through a tax-free exchange of another annuity contract, or a life insurance or endowment contract. For the exchange to be tax-free under Section 1035, the owner and annuitant must be the same under the original annuity contract and the Contract issued to you in the exchange. If the original contract is a life insurance contract or endowment contract, the owner and the insured on the original contract must be the same as the owner and annuitant on the Contract issued to you in the exchange. Under certain circumstances, partial surrenders may be treated as a tax-free “partial 1035 exchange” (please see the Statement of Additional Information for more information).

Tax-Qualified Contracts – Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. The Code also imposes required minimum distributions for tax-qualified contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	experiences hardship. However, in the case of hardship, the Owner can only withdraw the Premium and not any earnings.

Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals – Investment Adviser Fees. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the

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Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

•	there was a written agreement providing for payments of the fees solely from the annuity Contract,

•	the Contract Owner had no liability for the fees, and

•	the fees were paid solely from the annuity Contract to the adviser.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax advisor prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson regarding the availability of a particular investment option and other than the Contract Owner's right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an adviser in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 121 Investment Divisions and at least one Fixed Account Option, and, if more than 99 options are offered, a Contract Owner's Contract Value can be allocated to no more than 99 variable and fixed options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

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The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution; or

(c)	a hardship withdrawal.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the Contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account Option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account Options (if currently available) (each a "Designated Option") from the one-year Fixed Account Option (if currently available) or any of the Investment Divisions (each a “Source Option”). Investment Divisions under a Guidance Model Portfolio also are available as Designated Options and Source Options. If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) the one-year Fixed Account Option can be used as a Source Option for Dollar Cost Averaging only with respect to new Premiums that are allocated to that Source Option, (ii) only a twelve-month Dollar Cost Averaging period may be selected, (iii) transfers out of the one-year Fixed Account Option pursuant to such Dollar Cost Averaging will not count against the maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option and (iv) transfers from that Source Option other than such scheduled transfers will not be permitted.

To the extent that Fixed Account Options are not available or are otherwise restricted from being a Dollar Cost Averaging Source Option or Designated Option, Dollar Cost Averaging will be exclusively from or to the Investment Divisions. In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a less volatile unit value to the Investment Divisions, Dollar Cost Averaging can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.

There is no charge for Dollar Cost Averaging. You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions. You should consult with your Jackson representative with respect to the current availability of Dollar Cost Averaging. Certain restrictions may apply.

Dollar Cost Averaging Plus (DCA+). The DCA+ Fixed Account Option is designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options. DCA+ is subject to current availability. A Contract Value of $15,000 is required to participate. From time to time, we will offer special enhanced interest rates on the DCA+ Fixed Account Option. If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over a DCA+ term of either twelve months or six months, as you select.

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The DCA+ is not available on Contracts with the Liquidity Option.

Transfers out of the DCA+ Fixed Account Option other than the automatic DCA+ transfers can be made only if you discontinue use of the DCA+ Fixed Account Option. If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) you may not discontinue the DCA+ Fixed Account Option or otherwise transfer or withdraw any amounts from the DCA+ Fixed Account Option, but (ii) automatic transfers pursuant to DCA+ will not count against any maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option.

There is no charge for DCA+. You may cancel your DCA+ program using whatever methods you use to change your allocation instructions. You should consult your Jackson representative with respect to the current availability of the Fixed Account Options and the availability of DCA+. Certain restrictions may apply.

Earnings Sweep. You can choose to have your earnings transferred automatically on a monthly basis from the one-year Fixed Account Option, if currently available, and the JNL/WMC Government Money Market Investment Division into other Investment Divisions and Fixed Account Options. Earnings Sweep may only be added within 30 days of the Issue Date of your Contract.

There is no charge for Earnings Sweep. You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions. You should consult with your Jackson representative with respect to the current availability of Earnings Sweep. Certain restrictions may apply.

Guidance Model Portfolios. The Elite Access Guidance Model Portfolios may be offered to you through your representative at no additional cost to assist in diversifying your investment across various asset classes of the available Investment Divisions (the “Guidance Model Portfolios” or “Models”). The Guidance Model Portfolios allow you to choose from ten Models designed to assist in meeting your stated investment goals. Each Guidance Model Portfolio is comprised of a carefully selected combination of Investment Divisions representing various asset classes. The Models allocate among the various asset classes to attempt to match certain combinations of investors’ investment time horizon and risk tolerance. Please consult your representative for more information about investment based on the Guidance Model Portfolios.

Electing a Guidance Model Portfolio

Your representative is available to assist you in electing a Guidance Model Portfolio when you purchase your variable annuity or if after Contract issue. You should determine, with the assistance of your representative, as needed, which Model is most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Model by notifying your representative who will advise you on how to execute your decision.

You may also choose to invest gradually into a Guidance Model Portfolio through the Dollar Cost Averaging (DCA) program. Please see “Dollar Cost Averaging” above.

You may invest in more than one Guidance Model Portfolio at a time and also invest in other Investment Divisions that are not part of the Guidance Model Portfolios. If you split your investment in one or more Guidance Model Portfolios, your investment may no longer be consistent with the Guidance Model Portfolio’s intended objectives. Additionally, if you invest in any Investment Divisions in addition to investing in a Guidance Model Portfolio, such an investment may not be or remain consistent with the Guidance Model Portfolio’s intended objectives you selected. Therefore, if you invest in a Guidance Model Portfolio, you should speak with your representative before investing in other Investment Divisions that are not part of the Guidance Model Portfolios.

You may request withdrawals, as permitted by your Contract, which will be taken proportionately from each of the allocations in the selected Guidance Model Portfolio unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Investment Divisions in the Guidance Model Portfolio, your investment may no longer be consistent with the Guidance Model Portfolio’s intended objectives. Withdrawals may be subject to a withdrawal charge and the usual tax consequences apply.

As further discussed with your representative, you can transfer 100% of your investment from each Guidance Model Portfolio to other Guidance Model Portfolios at any time; you will be transferred into the then current Models available. As a result of your transfer, you will need to update your allocation instructions on file with respect to subsequent Purchase Payments and, if applicable, DCA allocation instructions and Rebalancing instructions, if you want to reflect your new Model selection. Transfers where allocation and balancing instructions are not applicable, such as transfers of partial investments in a Model or transfers to multiple Models will require more detailed accompanying new instructions. Transfers in excess of 15 in a Contract Year may be subject to a charge (see “Transfer Charge” on page 33).

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New Guidance Model Portfolios may be configured from time to time. The existing Models will remain unchanged. Thus, once you invest in a Model, the percentages of your Contract Value allocated to each Investment Division within the selected Model will not be changed by us. Any subsequent Purchase Payments will be invested in the same Guidance Model Portfolio as your existing Model and will not be invested in the then current Guidance Model Portfolios allocations, unless we receive specific written instructions to change to a new Guidance Model Portfolio. Your representative can provide you with information regarding the availability and nature of any new Guidance Model Portfolios and your selection of ones that meet your needs and goals. You should speak with your representative about how to keep the Investment Division allocations in your Guidance Model Portfolio in line with your investment goals over time.

Please see “Dollar Cost Averaging” above and “Rebalancing” below.

A subsequent Purchase Payment will be invested in the same Guidance Model Portfolio as your current investment unless we receive different instructions from you. You should consult with your representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Rebalancing program instructions on file when you make a subsequent Purchase Payment. Consideration of your investment time horizon and other of your investment goals may be relevant to the selection of any or certain Portfolio Guidance Portfolios if you have elected the Liquidity Option.

You can elect to have your investment in the Guidance Model Portfolios rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Investment Divisions of the Model you selected. Over time, the Guidance Model Portfolio you select may no longer align with its original investment objective due to the effects of Investment Division performance and changes in the Investment Division’s investment objectives. Therefore, if you do not elect to have your investment in the Guidance Model Portfolio rebalanced at least annually, then your investment may no longer be consistent with the Guidance Model Portfolio’s intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your representative about how to keep your Guidance Model Portfolio’s allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying Funds invested in by the Investment Divisions in the Models may mean that, over time, the Models no longer are consistent with their original investment goals.

Important Information about the Guidance Model Portfolios

The Guidance Model Portfolios are not intended as investment advice about investing in the Investment Divisions, and we do not provide investment advice regarding whether a Guidance Model Portfolio should be revised or whether it remains appropriate to invest in accordance with any particular Guidance Model Portfolio. The Guidance Model Portfolios do not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Guidance Model Portfolios may have been built. Also, allocation to a single asset class may outperform a Model, so that you could have better investment returns investing in a single asset class than in a Guidance Model Portfolio. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Investment Division chosen for a particular Guidance Model Portfolio will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Guidance Model Portfolios represent suggested allocations that are provided to you as general guidance through your representative. You should work with your representative in determining if one of the Guidance Model Portfolios meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Guidance Model Portfolios can be obtained from your representative.

We reserve the right to change the Investment Divisions and/or allocations to certain Investment Divisions in each Model to the extent that Investment Divisions or the Funds in which they invest are liquidated, substituted, merged or otherwise reorganized.

We reserve the right to modify, suspend or terminate the Guidance Model Portfolios at any time.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions (including Investment Divisions under Guidance Model Portfolios) and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages. Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and (i) we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” or (ii) we exercise our right to require that any Premiums allocated to the one-year Fixed Account Option be automatically transferred out of that option over a period of time that we specify. In that case, however, you could re-elect automatic rebalancing without the one-year Fixed Account Option. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

There is no charge for Rebalancing. You may cancel your Rebalancing program using whatever methods you use to change your

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allocation instructions. You should consult with your Jackson representative with respect to the current availability of Rebalancing. Certain restrictions may apply.

Free Look. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

•	the Contract Value, plus

•	any fees (other than asset-based fees) and expenses deducted from the Premiums.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract (subject to State variations). We will return Premium payments where required by law. We will pay the applicable free look proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a free look request, we may delay payment of the free look proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds. In some states, we are required to hold the Premiums of a senior citizen in the Fixed Account or the JNL/WMC Government Money Market Investment Division during the free look period, unless we are specifically directed to allocate the Premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•	Standardized average annual total return is calculated in accordance with SEC guidelines.

•
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

•	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges.

Restrictions Under the Texas Optional Retirement Program (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions. We will send you a written statement confirming that a financial transaction, such as a Premium payment, withdrawal, or transfer has been completed. This confirmation statement will provide details about the transaction. Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions. If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments. If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

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Legal Proceedings. Jackson and its subsidiaries are defendants in class actions and a number of civil proceedings arising in the ordinary course of business. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

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TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Calculation of Performance
Additional Tax Information
Annuity Provisions
Net Investment Factor
Condensed Financial Information
Financial Statements of the Separate Account
Financial Statements of Jackson

STATEMENT OF ADDITIONAL INFORMATION REQUEST FORM
To obtain any of the following Statements of Additional Information (SAIs), please complete the form below and mail to:

Jackson National Life Insurance Company®
P . O . Box 24068
Lansing, MI 48909- 4068
You can also request a copy of any of the following SAIs by calling our Annuity Service Center at 1-800-644-4565

Please send me a copy of the current SAI for (check all that apply):
❑ Elite Access® Variable and Fixed Annuity (JMV8389)
❑ JNL® Series Trust (V3180)
❑ JNL Variable Fund LLC (V3670)
❑ Jackson Variable Series Trust (CMV8711)
❑ American Funds Insurance Series (CMX5460)
Please Print:
Name: _______________________________________________________________________________________
Address: ______________________________________________________________________________________
City: _______________________________________ State: _______________________ Zip Code: ____________
Date: __________ /_____ /________Signed: _________________________________________________________

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APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S®,” “S&P®,” “S&P 500®,” “S&P MIDCAP 400 Index®,” “STANDARD & POOR’S MIDCAP 400 Index®,” “S&P SmallCap 600 Index®” and “STANDARD & POOR’S 500®” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones®”, “Dow Jones Industrial Average”, “DJIA®”, “The Dow®” , and "The Dow 10" are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”).

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Brookfield® is a registered trademark of Brookfield Asset Management, Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Brookfield Global Infrastructure and MLP Fund , JNL/Mellon Capital Dow SM Index Fund, and JNL/Mellon Capital JNL 5 Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson , but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not:

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:

• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•    Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.

The following applies to the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P International 5 Fund, JNL/S&P 4 Fund, and JNL/S&P Mid 3 Fund.

STANDARD & POOR’S ® , S&P ® , S&P 500 ® and, S&P MIDCAP 400 ® are registered trademarks of S&P Global Market Intelligence Inc. or its affiliates and have been licensed for use by Jackson National Life Insurance Company. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a part of S&P Global Market Intelligence. Certain portfolios herein are sub-advised by SPIAS, a registered investment adviser and a wholly owned subsidiary of S&P Global Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS in this document, investors should realize that such information is provided to Jackson National Asset Management, LLC only as a general recommendation. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. The underlying funds of the JNL/S&P 4 Fund are sub-advised by SPIAS. SPIAS does not sub-advise the JNL/S&P 4 Fund. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

SPIAS and its affiliates (collectively, S&P Global) and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Global Parties) do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Global Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an “as is” basis. S&P GLOBAL PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, FREEDOM FROM BUGS, SOFTWARE ERRORS OR DEFECTS, THAT THE CONTENT’S FUNCTIONING WILL BE UNINTERRUPTED OR THAT THE CONTENT WILL OPERATE WITH ANY SOFTWARE OR HARDWARE CONFIGURATION. In no event shall S&P Global Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the Content even if advised of the possibility of such damages.

While SPIAS has obtained information from sources it believes to be reliable, SPIAS does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

S&P Global keeps certain activities of its divisions separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain divisions of S&P Global may have information that is not available to other S&P Global divisions. S&P Global has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P Global Ratings does not contribute to or participate in the provision of investment advice. S&P Global Ratings may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P Global reserves the right to disseminate its opinions and analyses. S&P Global's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P Global publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

S&P Global Market Intelligence and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address. SPIAS may consider research and other information from affiliates in making its investment recommendations.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain model portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P Global Ratings. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P Global Ratings.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s).  The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations' only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN.  THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN.  THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq® 100 Fund.  The JNL/Mellon Capital Nasdaq® 100 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 100 FUND.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL

INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust (“JNLST”) as the Issuer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE™ US Sector ER USD Index is the licensing of the Shiller Barclays CAPE™ US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund. Additionally, JNLST or JNL/DoubleLine® Shiller Enhanced CAPE® Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE™ US Sector ER USD Index in connection with JNL/DoubleLine® Shiller Enhanced CAPE® Fund investors acquire JNL/DoubleLine® Shiller Enhanced CAPE® Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE™ US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The JNL/DoubleLine® Shiller Enhanced CAPE® Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE™ US Sector ER USD Index to track corresponding or relative market performance.  Barclays has not passed on the legality or suitability of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund to be issued.  Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE™ US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE™ US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE™ US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE™ US Sector ER USD Index OR ANY DATA INCLUDED THEREIN.  BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE™ US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPETM US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE™ US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE™ US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

APPENDIX B

FINANCIAL INSTITUTION SUPPORT

Below is a complete list of Financial Institutions that received marketing and distribution and/or administrative support in 2016 from the Distributor and/or Jackson in relation to the sale of Jackson and Jackson of NY variable insurance products.

1st Global Capital Corporation	Cadaret, Grant & Co., Inc.	David A. Noyes & Co.
Accelerated Capital Group, Inc.	Calton & Associates, Inc.	Dempsey Lord Smith, LLC
Advisory Group Equity Services, Ltd.	Cambridge Investment Research, Inc.	Dominion Investor Services
Allegheny Investments, Ltd.	Cantella & Company, Inc.	Dorsey and Company, Inc.
Allegiance Capital, LLC	Cape Securities, Inc.	Dougherty & Company, Inc.
Allegis Investment Services	Capfinancial Securities, Inc.	Duncan Williams, Inc.
Allen & Company of Florida, Inc.	Capital City Securities	EDI Financial, Inc.
Allied Beacon Partners, Inc.	Capital Financial Services	Edward Jones & Company
American Capital	Capital Investment Group, Inc.	Equable Securities Corporation
American Equity Investment Corp	Capital One Securities	Equity Services, Inc.
American Independent Securities Group, LLC	Capitol Securities Management, Inc.	Essex National Securities, Inc.
American Portfolios Financial Services, Inc.	Cary Street Partners, LLC	Feltl and Company
Ameriprise Advisor Services, Inc.	CBIZ Financial Solutions	Fifth Third Securities
Ameritas Investment Corporation	CCF Investments, Inc.	Financial Security Management
Arete Wealth Management, LLC	Centaurus Financial, Inc.	Financial West Investment Group
Arque Capital, Ltd.	Center Street Securities, Inc.	First Allied Securities, Inc.
Arvest Asset Management	Century Securities & Associates, Inc.	First Brokerage America, LLC
Associated Insurance Services	Ceros Financial Services, Inc.	First Citizens Investor Services
Aurora Capital, LLC	Cetera Advisor Networks, LLC	First Financial Equity Corporation
Ausdal Financial Partners, Inc.	Cetera Advisors, LLC	First Heartland Capital, Inc.
Avalon Investment & Securities Group, Inc.	Cetera Financial Specialists, LLC	First Republic Securities Company
AXA Advisors, LLC	Cetera Investment Services, LLC	First Western Securities, Inc.
B.C. Ziegler & Company	CFD Investments, Inc.	Foothill Securities, Inc.
BancWest Investment Services, Inc.	Chelsea Financial Services	Foresters Equity Services, Inc.
Bankers Life Securities, Inc.	Citigroup Global Markets, Inc.	Fortune Financial Services, Inc.
BB&T Securities, LLC	Citizens Investment Services	Founders Financial Securities, LLC
BBVA Compass Investment Solutions, Inc.	Client One Securities, LLC	FSC Securities Corporation
BCG Securities, Inc.	Coastal Equities, Inc.	FTB Advisors, Inc.
Beaconsfield Financial Services	Commonwealth Financial Network	G. W. Sherwold Associates, Inc.
Benjamin F Edwards & Company	Community America Financial Solutions, LLC	G.A. Repple and Company
Berthel, Fisher & Company Financial Services	Compass Bancshares Ins, Inc.	Garden State Securities
BFT Financial Group, LLC	Comprehensive Asset Management &	Geneos Wealth Management, Inc.
Blakeslee & Blakeslee, Inc.	Servicing, Inc.	Girard Securities, Inc.
BMO Harris Financial Advisors, Inc.	Concorde Investment Services, LLC	Global Brokerage Services, Inc.
BOK Financial Securities, Inc.	Coordinated Capital Securities, Inc.	GLP Investment Services, LLC
Bolton Global Capital	Country Capital Management Company	GLS & Associates, Inc.
BOSC, Inc.	Crescent Securities Group	Gradient Securities, LLC
Bristol Financial Services, Inc.	Crown Capital Securities, L.P.	Great Nation Investment Corporation
Broker Dealer Financial Services Corporation	Crystal Bay Securities	GWN Securities, Inc.
Brokers International Financial Services, LLC	CUNA Brokerage Services, Inc.	H Beck, Inc.
Brooklight Place Securities	CUSO Financial Services, Inc.	H.D. Vest Investment Securities, Inc.
Bruce A. Lefavi Securities, Inc.	Cutter & Company	Hantz Financial Services
Bruderman Brothers	D. A. Davidson & Company	Harbor Financial Services, LLC
Buckman, Buckman & Reid, Inc.	Davenport & Company, LLC	Harbour Investments, Inc.

Harger and Company, Inc.	Lincoln Financial Advisors Corporation	OneAmerica Securities, Inc.
Hazard & Siegel, Inc.	Lincoln Financial Securities Corporation	Oppenheimer & Company, Inc.
HBW Securities, LLC	Lincoln Investment Planning, Inc.	Packerland Brokerage Services
Hefren-Tillotson, Inc.	Lion Street Financial, LLC	Paradigm Equities, Inc.
Hilltop Securities, Inc.	Lombard Securities	Park Avenue Securities, LLC
Hornor, Townsend & Kent, Inc.	Long Island Financial Group, Inc.	Parkland Securities, LLC
HSBC Securities	LPL Financial Services	Parsonex Securities, LLC
Huntington Investment Company	Lucia Securities, LLC	Peak Brokerage Services
Huntleigh Securities Corporation	M Griffith Investment Services	Peoples Securities, Inc.
IBN Financial Services, Inc.	M. Holdings Securities, Inc.	PFA Security Asset Management, Inc.
IFS Securities	M&T Securities, Inc.	PlanMember Securities Corporation
IMS Securities, Inc.	Madison Avenue Securities, Inc	PNC Investment, LLC
Independence Capital Company	Maxim Group, LLC	Principal Securities
Independent Financial Group, LLC	McLaughlin Ryder Investments, Inc.	Private Client Services, LLC
Infinex Investments, Inc.	MerCap Securities, LLC	ProEquities, Inc.
Infinity Securities, Inc.	Mercer Allied Company, LP	Prospera Financial Services, Inc.
Innovation Partners, LLC	Merrill Lynch	Pruco Securities, LLC
Institutional Securities Corporation	MetLife Securities, Inc.	PTS Brokerage, LLC
InterCarolina Financial Services, Inc.	Michigan Securities, Inc.	Purshe Kaplan Sterling Investments
International Assets Advisory, LLC	Mid-Atlantic Capital Corporation	Quayle & Company Securities
Intervest International, Inc.	Mid-Atlantic Securities , Inc.	Questar Capital Corporation
INVEST Financial Corporation	MML Investors Services, LLC	Raymond James & Associates, Inc.
Investacorp, Inc.	Moloney Securities Company, Inc.	RBC Capital Markets Corporation
Investment Centers of America, Inc.	Money Concepts Capital Corp	Regulus Advisors, LLC
Investment Network, Inc.	Moors & Cabot, Inc.	Rhodes Securities, Inc.
Investment Planners, Inc.	Morgan Stanley	Robert W. Baird & Company, Inc.
Investment Professional, Inc.	MSI Financial Services	Rogan and Associates
Investors Capital Corporation	Mutual of Omaha Investor Services, Inc.	Royal Alliance Associates
J.W. Cole Financial, Inc.	Mutual Securities, Inc.	Royal Securities Company
James T Borello & Company	Mutual Trust Company of America Securities	Sagepoint Financial, Inc.
Janney, Montgomery Scott, LLC	MWA Financial Services, Inc.	Santander Securities, LLC
JJB Hilliard WL Lyons, LLC	National Planning Corporation	Saxony Securities, Inc.
JP Morgan Securities	National Securities Corporation	SCF Securities, Inc.
JP Turner & Company, LLC	Nations Financial Group, Inc.	Secure Planning, Inc.
K. W. Chambers & Company	Nationwide Planning Associates	Securian Financial Services, Inc.
Kalos Capital, Inc.	Nationwide Securities, LLC	Securities America, Inc.
Kestra Investment Services, Inc./NFP	Navy Federal Brokerage Services, LLC	Securities Equity Group
Securities, Inc.	NBC Securities, Inc.	Securities Management & Research, Inc.
Key Investment Services	Newbridge Securities Corporation	Securities Service Network, Inc.
Kingsbury Capital, Inc.	Next Financial Group, Inc.	Sigma Financial Corporation
KMS Financial Services, Inc.	NIA Securities, LLC	Signal Securities, Inc.
Kovack Securities, Inc.	North Ridge Securities Corporation	Signator Investors, Inc.
L. M. Kohn & Company, Inc.	Northeast Securities, Inc.	Signature Securities Group Corporation
Lasalle St. Securities, LLC	Northwestern Mutual Investment Services, LLC	SII Investments, Inc.
Legend Equities Corporation	NPB Financial Group, LLC	Silver Oak Securities
Leigh Baldwin & Company	NY Life Securities, Inc.	Sorrento Pacific Financial, LLC
Lesko Securities, Inc.	Oak Tree Securities, Inc.	Southeast Investments, N.C., Inc.
Liberty Partners Financial Services, LLC	Oakbridge Financial Services	Southwestern/Great American
LifeMark Securities Corporation	Ohanesian & Lecours, Inc.	Spire Securities

St. Bernard Financial Services, Inc.	Woodbury Financial Services, Inc.
Sterne Agee Financial Services, Inc.	Woodmen Financial Services, Inc.
Stifel Nicolaus & Company, Inc.	World Equity Group, Inc.
Summit Brokerage Services, Inc.	Wunderlich Securities, Inc.
Sunset Financial Services, Inc.	WWK Investments, Inc.
SunTrust Investment Services, Inc.
SWBC Investment Services
SWS Financial Services, Inc.
Symphonic Securities, LLC
Synovus Securities, Inc.
Tandem Securities, Inc.
Taylor Capital Management
Teckmeyer Financial Services
TFS Securities, Inc.
The Investment Center, Inc.
The Leaders Group, Inc.
The O.N. Equity Sales Company
The Strategic Financial Alliance, Inc.
The Windmill Group
Thrivent Financial
Thurston, Springer, Miller, Herd and Titak, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
Trustmont Financial Group, Inc.
UBS Financial Services, Inc.
Uhlmann Price Securities
UMB Insurance, Inc.
UnionBanc Investment Services, LLC
United Planners Financial Services of America
Univest Insurance, Inc.
US Bancorp Investments, Inc.
USA Financial Securities Corporation
Valic Financial Advisors, Inc.
ValMark Securities, Inc.
Vanderbilt Securities, LLC
Veritrust
Voya Financial Advisors, Inc
VSR Financial Services, Inc.
Waddell & Reed, Inc.
Wall Street Financial Group
Wayne Hummer Investments, LLC
Wedbush Securities, Inc.
Wellington Shields & Company, LLC
Wells Fargo Advisors, LLC
Wescom Financial Services, LLC
Western Equity Group
Westport Capital Markets
WFG Investments, Inc.

APPENDIX C

ACCUMULATION UNIT VALUES

The tables reflect the values of Accumulation Units for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated – for a base Contract (with Administration Charge waiver and no optional benefits) and for a Contract with the most expensive combination of charges and optional benefits. The tables do not provide partial year information. The tables provide values of Accumulation Units and the number of Accumulation Units outstanding only if that information is available throughout the period. Where values of Accumulation Units and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

If the annualized charge for your Contract falls between the charge for a base Contract and a Contract with the most expensive combination of charges and optional benefits, information about the values of all remaining Accumulation Units is available in the SAI. Contact the Annuity Service Center to request your copy of the SAI free of charge. Our contact information is on the cover page of the prospectus. Also, please ask about the more timely values of Accumulation Units that are available for each Investment Division.

The Accumulation Unit value information for JNL/PPM America Total Return Fund (JNL Series Trust) includes historical information from the JNL/PPM America Total Return Fund (JNL Investors Series Trust) for periods before the merger of JNL/PPM America Total Return Fund (JNL Investors Series Trust) into JNL/PPM America Total Return Fund (JNL Series Trust), effective April 25, 2016.

Set forth below are fund changes and additions since the September 19, 2016 Supplement to the Prospectus dated April 25, 2016, for your information in reviewing Accumulation Unit information.

The following fund name changes are effective April 24, 2017 (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL/Goldman Sachs U.S. Equity Flex Fund to JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/WMC Money Market Fund to JNL/WMC Government Money Market Fund

The following fund merger is effective April 24, 2017:

JNL Variable Fund LLC
JNL/Mellon Capital S&P ® 24 Fund merged into JNL/Mellon Capital JNL 5 Fund

Effective April 24, 2017, there are new Investment Divisions for which Accumulation Unit information is not yet available. The new Investment Divisions invest in the following Funds:

JNL Series Trust
JNL/American Funds Balanced Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Allocation Fund
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
JNL Disciplined Moderate Fund
JNL Disciplined Moderate Growth Fund
JNL Disciplined Growth Fund

JNL Variable Fund LLC
JNL/Mellon Capital Dow SM Index Fund
JNL/Mellon Capital Global 30 Fund
JNL/Mellon Capital JNL 5 Fund

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 0.85%

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNAM Guidance - Alt 100 Division
Accumulation unit value:
Beginning of period	$10.33	$10.60	$10.46	$10.15
End of period	$10.26	$10.33	$10.60	$10.46
Accumulation units outstanding at the end of period	2,276,593	2,611,863	2,080,452	1,598,038

JNAM Guidance - Conservative Division
Accumulation unit value:
Beginning of period	$10.56	$10.84	$10.54	$10.54
End of period	$10.94	$10.56	$10.84	$10.54
Accumulation units outstanding at the end of period	611,850	455,434	190,740	330,182

JNAM Guidance - Equity 100 Division
Accumulation unit value:
Beginning of period	$13.21	$13.49	$12.98	$10.29
End of period	$13.96	$13.21	$13.49	$12.98
Accumulation units outstanding at the end of period	403,235	507,123	445,737	270,504

JNAM Guidance - Fixed Income 100 Division
Accumulation unit value:
Beginning of period	$9.56	$9.85	$15.44	N/A
End of period	$9.91	$9.56	$9.85	N/A
Accumulation units outstanding at the end of period	344,397	343,976	252,789	N/A

JNAM Guidance - Growth Division
Accumulation unit value:
Beginning of period	$11.05	$11.23	$10.88	N/A
End of period	$11.62	$11.05	$11.23	N/A
Accumulation units outstanding at the end of period	2,292,003	1,886,888	1,281,932	N/A

JNAM Guidance - Interest Rate Opportunities Division
Accumulation unit value:
Beginning of period	$9.34	$9.80	$9.78	N/A
End of period	$9.68	$9.34	$9.80	N/A
Accumulation units outstanding at the end of period	169,514	278,899	194,133	N/A

JNAM Guidance - Maximum Growth Division
Accumulation unit value:
Beginning of period	$12.27	$12.54	$12.13	$10.30
End of period	$13.03	$12.27	$12.54	$12.13
Accumulation units outstanding at the end of period	1,270,288	1,207,933	714,221	334,122

JNAM Guidance - Moderate Division
Accumulation unit value:
Beginning of period	$11.69	$11.95	$11.62	$10.45
End of period	$12.20	$11.69	$11.95	$11.62
Accumulation units outstanding at the end of period	2,478,510	2,537,851	2,338,992	1,070,993

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNAM Guidance - Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.69	$11.95	$11.58	$10.45
End of period	$12.26	$11.69	$11.95	$11.58
Accumulation units outstanding at the end of period	4,009,213	4,097,508	2,435,652	1,261,913

JNAM Guidance - Real Assets Division
Accumulation unit value:
Beginning of period	$8.42	$9.60	N/A	N/A
End of period	$9.41	$8.42	N/A	N/A
Accumulation units outstanding at the end of period	75,063	64,384	N/A	N/A

JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$17.53	N/A	N/A	N/A
End of period	$17.94	N/A	N/A	N/A
Accumulation units outstanding at the end of period	273,568	N/A	N/A	N/A

JNL Multi-Manager Alternative Division
Accumulation unit value:
Beginning of period	$9.51	N/A	N/A	N/A
End of period	$9.59	N/A	N/A	N/A
Accumulation units outstanding at the end of period	116,250	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$41.52	N/A	N/A	N/A
End of period	$43.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	58,685	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.59	$19.59	$19.72	$14.80
End of period	$21.59	$17.59	$19.59	$19.72
Accumulation units outstanding at the end of period	415,951	399,133	251,208	154,349

JNL Tactical ETF Conservative Division
Accumulation unit value:
Beginning of period	$11.23	$11.30	$10.95	$10.36
End of period	$11.76	$11.23	$11.30	$10.95
Accumulation units outstanding at the end of period	655,369	433,944	248,685	223,239

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL Tactical ETF Growth Division
Accumulation unit value:
Beginning of period	$12.74	$12.84	$12.39	$10.55
End of period	$13.70	$12.74	$12.84	$12.39
Accumulation units outstanding at the end of period	920,761	852,473	829,660	271,166

JNL Tactical ETF Moderate Division
Accumulation unit value:
Beginning of period	$12.13	$12.21	$11.78	$10.45
End of period	$12.87	$12.13	$12.21	$11.78
Accumulation units outstanding at the end of period	886,295	885,519	289,023	246,583

JNL/AB Dynamic Asset Allocation Division
Accumulation unit value:
Beginning of period	$9.96	$10.22	N/A	N/A
End of period	$10.27	$9.96	N/A	N/A
Accumulation units outstanding at the end of period	430,088	463,600	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	$11.74	$11.10	$10.97	N/A
End of period	$11.69	$11.74	$11.10	N/A
Accumulation units outstanding at the end of period	754,055	1,215,554	360,012	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	$15.37	$14.57	$13.60	$10.60
End of period	$16.62	$15.37	$14.57	$13.60
Accumulation units outstanding at the end of period	1,396,674	1,190,010	890,643	546,304

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.83	$16.80	$15.38	$11.67
End of period	$18.54	$16.83	$16.80	$15.38
Accumulation units outstanding at the end of period	1,838,937	1,766,296	1,513,212	817,762

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.61	$12.31	$12.80	N/A
End of period	$11.87	$11.61	$12.31	N/A
Accumulation units outstanding at the end of period	863,229	1,240,716	581,230	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	$11.49	$11.34	$10.49	$9.88
End of period	$10.42	$11.49	$11.34	$10.49
Accumulation units outstanding at the end of period	1,392,199	1,059,158	711,490	542,454

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/AQR Risk Parity Division
Accumulation unit value:
Beginning of period	$9.55	$10.74	N/A	N/A
End of period	$10.38	$9.55	N/A	N/A
Accumulation units outstanding at the end of period	180,237	267,013	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.99	$12.25	$12.13	$10.70
End of period	$12.36	$11.99	$12.25	$12.13
Accumulation units outstanding at the end of period	2,493,615	2,728,963	2,211,311	1,349,097

JNL/BlackRock Global Long Short Credit Division
Accumulation unit value:
Beginning of period	$9.86	$10.08	$10.04	N/A
End of period	$10.04	$9.86	$10.08	N/A
Accumulation units outstanding at the end of period	551,159	672,339	497,754	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.40	$9.78	$11.51	$10.60
End of period	$9.28	$7.40	$9.78	$11.51
Accumulation units outstanding at the end of period	671,339	454,077	258,534	141,920

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	$10.34	$9.84	N/A	N/A
End of period	$10.45	$10.34	N/A	N/A
Accumulation units outstanding at the end of period	318,095	260,018	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$12.82	$15.87	$14.91	$12.18
End of period	$14.31	$12.82	$15.87	$14.91
Accumulation units outstanding at the end of period	734,281	610,065	780,036	284,122

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$28.62	$29.48	$27.07	N/A
End of period	$32.35	$28.62	$29.48	N/A
Accumulation units outstanding at the end of period	372,886	259,307	265,039	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/DFA U.S. Micro Cap Division
Accumulation unit value:
Beginning of period	$13.71	$14.53	$14.65	N/A
End of period	$17.23	$13.71	$14.53	N/A
Accumulation units outstanding at the end of period	493,203	209,708	165,143	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	$10.97	N/A	N/A	N/A
End of period	$12.93	N/A	N/A	N/A
Accumulation units outstanding at the end of period	465,954	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.62	$10.53	$9.98	N/A
End of period	$10.75	$10.62	$10.53	N/A
Accumulation units outstanding at the end of period	2,190,102	1,679,525	683,212	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	$9.94	$9.83	$9.47	N/A
End of period	$10.49	$9.94	$9.83	N/A
Accumulation units outstanding at the end of period	228,815	228,127	153,030	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	$12.88	$13.67	$13.00	$10.63
End of period	$13.69	$12.88	$13.67	$13.00
Accumulation units outstanding at the end of period	182,628	201,936	160,847	128,526

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	$11.81	$12.31	$11.41	$10.21
End of period	$12.66	$11.81	$12.31	$11.41
Accumulation units outstanding at the end of period	638,642	659,799	610,941	246,585

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.67	$14.07	$14.79	$12.06
End of period	$13.03	$12.67	$14.07	$14.79
Accumulation units outstanding at the end of period	909,097	793,074	1,246,887	632,385

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.32	$11.91	$12.07	$11.75
End of period	$11.65	$11.32	$11.91	$12.07
Accumulation units outstanding at the end of period	994,976	1,098,227	1,225,106	580,753

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.58	$14.79	$14.99	N/A
End of period	$15.37	$13.58	$14.79	N/A
Accumulation units outstanding at the end of period	843,082	604,766	564,209	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.60	$10.30	$11.47	$8.73
End of period	$10.39	$10.60	$10.30	$11.47
Accumulation units outstanding at the end of period	720,218	625,054	448,914	279,748

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.41	$13.13	$13.93	$15.25
End of period	$12.34	$11.41	$13.13	$13.93
Accumulation units outstanding at the end of period	222,645	213,021	222,731	168,474

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	$8.81	N/A	N/A	N/A
End of period	$9.82	N/A	N/A	N/A
Accumulation units outstanding at the end of period	151,041	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.74	$8.22	$7.44	$7.69
End of period	$7.42	$7.74	$8.22	$7.44
Accumulation units outstanding at the end of period	248,060	71,388	84,300	4,250

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$17.41	$17.73	$15.54	$15.25
End of period	$17.68	$17.41	$17.73	$15.54
Accumulation units outstanding at the end of period	666,890	497,313	499,289	282,406

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$22.07	$22.72	$22.86	$19.37
End of period	$21.62	$22.07	$22.72	$22.86
Accumulation units outstanding at the end of period	618,478	473,492	390,639	169,549

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$26.95	$27.67	$25.85	$18.66
End of period	$29.80	$26.95	$27.67	$25.85
Accumulation units outstanding at the end of period	589,456	467,592	236,455	138,721

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$45.99	$45.03	$40.84	$29.00
End of period	$45.84	$45.99	$45.03	$40.84
Accumulation units outstanding at the end of period	418,403	388,575	237,127	115,892

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$10.69	$13.26	$14.11	$14.39
End of period	$12.64	$10.69	$13.26	$14.11
Accumulation units outstanding at the end of period	890,403	693,554	545,108	280,484

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	$11.67	$11.27	$11.53	N/A
End of period	$10.98	$11.67	$11.27	N/A
Accumulation units outstanding at the end of period	576,527	573,096	137,558	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$15.28	$15.43	$14.74	$15.28
End of period	$15.45	$15.28	$15.43	$14.74
Accumulation units outstanding at the end of period	917,192	771,357	588,864	180,098

JNL/Mellon Capital Communications Sector Division
Accumulation unit value:
Beginning of period	$8.72	$8.56	$8.18	N/A
End of period	$10.68	$8.72	$8.56	N/A
Accumulation units outstanding at the end of period	500,986	116,252	98,749	N/A

JNL/Mellon Capital Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$25.56	$24.34	$22.16	$15.84
End of period	$26.91	$25.56	$24.34	$22.16
Accumulation units outstanding at the end of period	191,474	225,776	101,900	47,274

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$8.04	$9.58	$10.03	N/A
End of period	$8.78	$8.04	$9.58	N/A
Accumulation units outstanding at the end of period	887,605	552,772	335,587	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$14.55	$14.96	$15.62	N/A
End of period	$14.16	$14.55	$14.96	N/A
Accumulation units outstanding at the end of period	293,548	295,603	173,963	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$12.92	$13.18	$11.76	N/A
End of period	$15.90	$12.92	$13.18	N/A
Accumulation units outstanding at the end of period	487,605	241,175	134,983	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$29.74	$28.14	$22.68	$16.23
End of period	$28.36	$29.74	$28.14	$22.68
Accumulation units outstanding at the end of period	572,059	610,343	364,053	96,696

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$18.20	$18.56	$19.93	N/A
End of period	$18.19	$18.20	$18.56	N/A
Accumulation units outstanding at the end of period	740,102	761,477	530,679	N/A

JNL/Mellon Capital NASDAQ 100 Division
Accumulation unit value:
Beginning of period	$23.19	$23.06	$19.64	$14.04
End of period	$24.82	$23.19	$23.06	$19.64
Accumulation units outstanding at the end of period	483,648	306,407	266,598	36,292

JNL/Mellon Capital Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$30.23	$39.72	$44.69	$35.96
End of period	$38.13	$30.23	$39.72	$44.69
Accumulation units outstanding at the end of period	305,140	137,132	108,940	44,265

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$16.97	$16.31	$15.94	N/A
End of period	$18.45	$16.97	$16.31	N/A
Accumulation units outstanding at the end of period	84,023	163,708	63,302	N/A

JNL/Mellon Capital S&P 24 Division
Accumulation unit value:
Beginning of period	$15.08	N/A	N/A	N/A
End of period	$15.37	N/A	N/A	N/A
Accumulation units outstanding at the end of period	40,951	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$27.63	$28.64	$26.44	$20.05
End of period	$32.91	$27.63	$28.64	$26.44
Accumulation units outstanding at the end of period	928,327	649,197	515,987	141,090

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$19.37	$19.37	$17.27	$13.23
End of period	$21.39	$19.37	$19.37	$17.27
Accumulation units outstanding at the end of period	2,903,075	2,166,631	1,871,286	618,405

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.96	$16.96	$16.52	N/A
End of period	$21.27	$15.96	$16.96	N/A
Accumulation units outstanding at the end of period	488,878	157,946	146,123	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$23.48	$24.81	$23.91	$17.42
End of period	$29.30	$23.48	$24.81	$23.91
Accumulation units outstanding at the end of period	708,459	460,853	331,397	165,617

JNL/Mellon Capital Technology Sector Division
Accumulation unit value:
Beginning of period	$12.66	$12.23	$10.22	$8.17
End of period	$14.22	$12.66	$12.23	$10.22
Accumulation units outstanding at the end of period	602,014	498,383	367,101	128,591

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	$11.20	$11.95	N/A	N/A
End of period	$12.98	$11.20	N/A	N/A
Accumulation units outstanding at the end of period	502,291	205,520	N/A	N/A

JNL/MMRS Conservative Division
Accumulation unit value:
Beginning of period	$10.10	$10.43	N/A	N/A
End of period	$10.42	$10.10	N/A	N/A
Accumulation units outstanding at the end of period	1,804,452	2,150,731	N/A	N/A

JNL/MMRS Growth Division
Accumulation unit value:
Beginning of period	$9.71	$10.38	N/A	N/A
End of period	$9.88	$9.71	N/A	N/A
Accumulation units outstanding at the end of period	372,220	480,710	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/MMRS Moderate Division
Accumulation unit value:
Beginning of period	$9.84	$10.40	N/A	N/A
End of period	$10.06	$9.84	N/A	N/A
Accumulation units outstanding at the end of period	783,005	1,017,007	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	$10.14	$10.04	$9.80	$10.07
End of period	$9.90	$10.14	$10.04	$9.80
Accumulation units outstanding at the end of period	142,859	24,266	35,325	36,779

JNL/Neuberger Berman Risk Balanced Commodity Strategy Division
Accumulation unit value:
Beginning of period	$5.72	$7.70	N/A	N/A
End of period	$6.34	$5.72	N/A	N/A
Accumulation units outstanding at the end of period	288,923	121,240	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	$9.85	$10.23	$10.43	$10.18
End of period	$10.10	$9.85	$10.23	$10.43
Accumulation units outstanding at the end of period	577,971	621,635	478,123	254,925

JNL/Oppenheimer Emerging Markets Innovator Division
Accumulation unit value:
Beginning of period	$8.44	N/A	N/A	N/A
End of period	$8.33	N/A	N/A	N/A
Accumulation units outstanding at the end of period	175,970	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	$10.81	$11.01	$10.32	$10.59
End of period	$11.40	$10.81	$11.01	$10.32
Accumulation units outstanding at the end of period	680,693	510,967	499,834	337,725

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.77	$14.33	$13.99	$15.53
End of period	$14.36	$13.77	$14.33	$13.99
Accumulation units outstanding at the end of period	384,866	298,351	345,272	241,506

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$21.86	$21.96	$21.30	$21.94
End of period	$22.27	$21.86	$21.96	$21.30
Accumulation units outstanding at the end of period	656,373	553,364	476,662	368,159

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.74	$10.97	$11.04	$10.67
End of period	$11.65	$10.74	$10.97	$11.04
Accumulation units outstanding at the end of period	1,780,076	1,519,204	1,988,101	1,177,267

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.85	$21.50	$21.65	$20.18
End of period	$23.03	$19.85	$21.50	$21.65
Accumulation units outstanding at the end of period	764,438	648,787	543,970	292,963

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	$9.43	$9.88	$10.11	N/A
End of period	$10.39	$9.43	$9.88	N/A
Accumulation units outstanding at the end of period	181,769	93,094	32,601	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.74	$17.27	$15.77	$11.27
End of period	$19.89	$15.74	$17.27	$15.77
Accumulation units outstanding at the end of period	559,622	296,959	222,584	102,155

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$16.23	N/A	N/A	N/A
End of period	$17.00	N/A	N/A	N/A
Accumulation units outstanding at the end of period	251,480	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$15.03	$15.22	$15.26	$10.86
End of period	$16.13	$15.03	$15.22	$15.26
Accumulation units outstanding at the end of period	864,497	798,260	842,598	711,825

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.65	$20.87	$18.40	$12.92
End of period	$21.48	$19.65	$20.87	$18.40
Accumulation units outstanding at the end of period	3,362,849	2,827,458	2,553,813	1,076,069

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	$9.16	$9.44	N/A	N/A
End of period	$9.83	$9.16	N/A	N/A
Accumulation units outstanding at the end of period	135,921	188,637	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$10.06	$11.34	N/A	N/A
End of period	$11.75	$10.06	N/A	N/A
Accumulation units outstanding at the end of period	451,702	283,896	N/A	N/A

JNL/Scout Unconstrained Bond Division
Accumulation unit value:
Beginning of period	$9.43	$9.56	N/A	N/A
End of period	$9.78	$9.43	N/A	N/A
Accumulation units outstanding at the end of period	329,286	181,522	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$12.07	$11.65	$10.52	N/A
End of period	$12.90	$12.07	$11.65	N/A
Accumulation units outstanding at the end of period	4,443,546	2,009,177	769,632	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$61.72	$56.23	$52.17	$37.94
End of period	$62.07	$61.72	$56.23	$52.17
Accumulation units outstanding at the end of period	469,977	431,303	225,460	107,760

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.86	$10.92	$10.97	$11.05
End of period	$10.92	$10.86	$10.92	$10.97
Accumulation units outstanding at the end of period	1,611,318	906,584	511,923	248,457

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$26.74	$27.47	$24.46	$17.99
End of period	$29.38	$26.74	$27.47	$24.46
Accumulation units outstanding at the end of period	872,495	731,719	544,590	266,528

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	$15.67	$16.09	$14.61	$10.77
End of period	$18.43	$15.67	$16.09	$14.61
Accumulation units outstanding at the end of period	635,799	742,397	319,400	200,419

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	$10.98	$11.23	N/A	N/A
End of period	$12.70	$10.98	N/A	N/A
Accumulation units outstanding at the end of period	115,921	92,797	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/Van Eck International Gold Division
Accumulation unit value:
Beginning of period	$3.15	$4.33	$4.65	$9.00
End of period	$4.78	$3.15	$4.33	$4.65
Accumulation units outstanding at the end of period	1,075,971	290,806	305,000	171,763

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	$10.81	$10.31	N/A	N/A
End of period	$10.73	$10.81	N/A	N/A
Accumulation units outstanding at the end of period	93,367	33,982	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	$9.44	N/A	N/A	N/A
End of period	$9.60	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,584	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$44.18	$44.97	$41.28	$34.89
End of period	$48.54	$44.18	$44.97	$41.28
Accumulation units outstanding at the end of period	883,965	460,589	372,915	121,800

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$13.52	$13.63	$13.75	$13.87
End of period	$13.41	$13.52	$13.63	$13.75
Accumulation units outstanding at the end of period	2,332,160	2,226,008	1,365,208	1,593,970

Accumulation Unit Values
Contract with Optional Benefits - 1.25%

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNAM Guidance - Alt 100 Division
Accumulation unit value:
Beginning of period	$10.18	$10.48	$10.38	$10.12
End of period	$10.06	$10.18	$10.48	$10.38
Accumulation units outstanding at the end of period	5,997,329	8,479,127	6,688,924	6,344,532

JNAM Guidance - Conservative Division
Accumulation unit value:
Beginning of period	$10.40	$10.71	$10.46	$10.50
End of period	$10.73	$10.40	$10.71	$10.46
Accumulation units outstanding at the end of period	4,487,193	4,662,221	3,825,340	2,133,706

JNAM Guidance - Equity 100 Division
Accumulation unit value:
Beginning of period	$13.04	$13.37	$12.91	$10.28
End of period	$13.72	$13.04	$13.37	$12.91
Accumulation units outstanding at the end of period	769,415	984,263	1,034,553	852,582

JNAM Guidance - Fixed Income 100 Division
Accumulation unit value:
Beginning of period	$9.44	$9.76	$9.68	$10.04
End of period	$9.74	$9.44	$9.76	$9.68
Accumulation units outstanding at the end of period	1,629,577	2,068,789	1,233,546	847,215

JNAM Guidance - Growth Division
Accumulation unit value:
Beginning of period	$10.94	$11.16	$10.85	N/A
End of period	$11.45	$10.94	$11.16	N/A
Accumulation units outstanding at the end of period	2,539,752	2,866,594	2,178,149	N/A

JNAM Guidance - Interest Rate Opportunities Division
Accumulation unit value:
Beginning of period	$9.24	$9.74	$9.76	N/A
End of period	$9.54	$9.24	$9.74	N/A
Accumulation units outstanding at the end of period	967,969	1,387,887	1,527,547	N/A

JNAM Guidance - Maximum Growth Division
Accumulation unit value:
Beginning of period	$12.08	$12.39	$12.04	$10.26
End of period	$12.77	$12.08	$12.39	$12.04
Accumulation units outstanding at the end of period	1,860,606	2,330,480	1,289,711	952,825

JNAM Guidance - Moderate Division
Accumulation unit value:
Beginning of period	$11.51	$11.81	$11.53	$10.41
End of period	$11.96	$11.51	$11.81	$11.53
Accumulation units outstanding at the end of period	8,686,958	9,674,672	8,519,385	4,915,607

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNAM Guidance - Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.51	$11.82	$11.49	$10.41
End of period	$12.03	$11.51	$11.82	$11.49
Accumulation units outstanding at the end of period	11,957,314	14,289,886	9,175,303	5,241,962

JNAM Guidance - Real Assets Division
Accumulation unit value:
Beginning of period	$8.33	$9.53	$9.82	N/A
End of period	$9.27	$8.33	$9.53	N/A
Accumulation units outstanding at the end of period	283,436	239,172	275,228	N/A

JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$17.06	N/A	N/A	N/A
End of period	$17.39	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,360,245	N/A	N/A	N/A

JNL Multi-Manager Alternative Division
Accumulation unit value:
Beginning of period	$9.49	N/A	N/A	N/A
End of period	$9.52	N/A	N/A	N/A
Accumulation units outstanding at the end of period	121,299	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$38.43	N/A	N/A	N/A
End of period	$40.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	37,525	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.86	$18.85	$19.06	$14.36
End of period	$20.61	$16.86	$18.85	$19.06
Accumulation units outstanding at the end of period	528,740	534,705	529,928	345,486

JNL Tactical ETF Conservative Division
Accumulation unit value:
Beginning of period	$11.06	$11.17	$10.87	$10.32
End of period	$11.53	$11.06	$11.17	$10.87
Accumulation units outstanding at the end of period	2,623,595	2,407,929	1,404,542	1,012,393

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL Tactical ETF Growth Division
Accumulation unit value:
Beginning of period	$12.54	$12.70	$12.30	$10.51
End of period	$13.43	$12.54	$12.70	$12.30
Accumulation units outstanding at the end of period	1,956,895	1,795,159	1,349,235	1,259,940

JNL Tactical ETF Moderate Division
Accumulation unit value:
Beginning of period	$11.94	$12.07	$11.69	$10.41
End of period	$12.62	$11.94	$12.07	$11.69
Accumulation units outstanding at the end of period	4,031,907	3,704,705	2,532,114	1,893,251

JNL/AB Dynamic Asset Allocation Division
Accumulation unit value:
Beginning of period	$9.89	$10.19	N/A	N/A
End of period	$10.16	$9.89	N/A	N/A
Accumulation units outstanding at the end of period	575,678	665,098	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	$11.63	$11.05	$10.96	N/A
End of period	$11.54	$11.63	$11.05	N/A
Accumulation units outstanding at the end of period	1,294,315	1,502,433	596,435	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	$15.13	$14.40	$13.50	$10.56
End of period	$16.30	$15.13	$14.40	$13.50
Accumulation units outstanding at the end of period	2,178,759	2,126,108	1,444,951	786,657

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.45	$16.49	$15.16	$11.55
End of period	$18.05	$16.45	$16.49	$15.16
Accumulation units outstanding at the end of period	3,455,915	3,241,729	2,598,494	1,140,369

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.35	$12.08	$12.62	N/A
End of period	$11.56	$11.35	$12.08	N/A
Accumulation units outstanding at the end of period	1,170,840	1,264,824	584,055	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	$11.30	$11.19	$10.39	$9.82
End of period	$10.20	$11.30	$11.19	$10.39
Accumulation units outstanding at the end of period	3,968,947	4,390,781	2,515,217	2,270,560

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/AQR Risk Parity Division
Accumulation unit value:
Beginning of period	$9.47	$10.69	$10.02	N/A
End of period	$10.24	$9.47	$10.69	N/A
Accumulation units outstanding at the end of period	656,702	558,035	517,678	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.74	$12.05	$11.98	$10.61
End of period	$12.05	$11.74	$12.05	$11.98
Accumulation units outstanding at the end of period	5,650,208	6,682,664	5,620,914	3,391,451

JNL/BlackRock Global Long Short Credit Division
Accumulation unit value:
Beginning of period	$9.75	$10.01	$10.02	N/A
End of period	$9.90	$9.75	$10.01	N/A
Accumulation units outstanding at the end of period	1,303,137	2,025,251	1,872,977	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.14	$9.48	$11.19	$10.35
End of period	$8.92	$7.14	$9.48	$11.19
Accumulation units outstanding at the end of period	1,661,870	1,672,461	1,018,021	655,328

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	$10.28	$9.82	N/A	N/A
End of period	$10.35	$10.28	N/A	N/A
Accumulation units outstanding at the end of period	515,797	502,672	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$12.61	$15.68	$14.79	$12.13
End of period	$14.02	$12.61	$15.68	$14.79
Accumulation units outstanding at the end of period	2,013,234	2,566,348	3,097,201	1,514,246

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$26.49	$27.40	$25.26	$18.93
End of period	$29.83	$26.49	$27.40	$25.26
Accumulation units outstanding at the end of period	704,643	666,515	536,699	220,085

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/DFA U.S. Micro Cap Division
Accumulation unit value:
Beginning of period	$13.53	$14.40	$14.29	$10.07
End of period	$16.94	$13.53	$14.40	$14.29
Accumulation units outstanding at the end of period	466,038	471,277	527,210	315,792

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	$10.95	N/A	N/A	N/A
End of period	$12.86	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,480,397	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.52	$10.48	$9.96	N/A
End of period	$10.61	$10.52	$10.48	N/A
Accumulation units outstanding at the end of period	5,577,681	4,541,618	1,727,620	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	$9.84	$9.76	$9.44	N/A
End of period	$10.34	$9.84	$9.76	N/A
Accumulation units outstanding at the end of period	758,958	924,939	464,403	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	$12.68	$13.52	$12.90	$10.60
End of period	$13.42	$12.68	$13.52	$12.90
Accumulation units outstanding at the end of period	489,866	492,426	479,413	321,032

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	$11.63	$12.17	$11.32	$10.17
End of period	$12.41	$11.63	$12.17	$11.32
Accumulation units outstanding at the end of period	1,978,191	2,514,031	2,361,827	1,567,957

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.36	$13.78	$14.54	$11.90
End of period	$12.66	$12.36	$13.78	$14.54
Accumulation units outstanding at the end of period	2,580,870	3,579,560	4,737,978	3,899,556

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.14	$11.77	$11.97	$11.71
End of period	$11.42	$11.14	$11.77	$11.97
Accumulation units outstanding at the end of period	2,402,020	2,904,375	3,035,056	1,837,560

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.07	$14.28	$14.02	N/A
End of period	$14.73	$13.07	$14.28	N/A
Accumulation units outstanding at the end of period	2,793,857	3,078,540	3,459,875	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.26	$10.01	$11.19	$8.56
End of period	$10.02	$10.26	$10.01	$11.19
Accumulation units outstanding at the end of period	634,146	887,522	670,087	376,648

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.09	$12.81	$13.64	$14.99
End of period	$11.94	$11.09	$12.81	$13.64
Accumulation units outstanding at the end of period	560,706	529,800	565,935	509,579

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	$8.79	N/A	N/A	N/A
End of period	$9.76	N/A	N/A	N/A
Accumulation units outstanding at the end of period	238,043	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.50	$7.99	$7.26	$7.53
End of period	$7.15	$7.50	$7.99	$7.26
Accumulation units outstanding at the end of period	367,933	431,157	257,222	92,772

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.68	$17.06	$15.01	$14.79
End of period	$16.87	$16.68	$17.06	$15.01
Accumulation units outstanding at the end of period	1,637,544	1,861,156	1,609,574	908,515

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$20.32	$21.00	$21.21	$18.05
End of period	$19.83	$20.32	$21.00	$21.21
Accumulation units outstanding at the end of period	648,742	673,119	546,573	328,647

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$25.46	$26.25	$24.61	$17.84
End of period	$28.04	$25.46	$26.25	$24.61
Accumulation units outstanding at the end of period	808,632	861,591	503,191	293,735

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$42.35	$41.63	$37.91	$27.03
End of period	$42.04	$42.35	$41.63	$37.91
Accumulation units outstanding at the end of period	740,037	935,375	507,092	274,858

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$10.28	$12.80	$13.68	$14.01
End of period	$12.11	$10.28	$12.80	$13.68
Accumulation units outstanding at the end of period	970,917	888,803	837,743	549,511

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	$11.55	$11.20	$11.50	N/A
End of period	$10.82	$11.55	$11.20	N/A
Accumulation units outstanding at the end of period	400,276	540,960	223,470	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$14.45	$14.65	$14.05	$14.63
End of period	$14.55	$14.45	$14.65	$14.05
Accumulation units outstanding at the end of period	1,596,325	1,261,394	951,695	355,382

JNL/Mellon Capital Communications Sector Division
Accumulation unit value:
Beginning of period	$8.16	$8.05	$7.72	$6.46
End of period	$9.96	$8.16	$8.05	$7.72
Accumulation units outstanding at the end of period	735,532	385,029	291,204	203,647

JNL/Mellon Capital Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$23.93	$22.88	$20.91	$15.00
End of period	$25.09	$23.93	$22.88	$20.91
Accumulation units outstanding at the end of period	780,748	1,081,078	551,285	413,131

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$7.91	$9.45	$9.94	$10.50
End of period	$8.60	$7.91	$9.45	$9.94
Accumulation units outstanding at the end of period	948,085	698,184	490,758	312,959

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$14.13	$14.59	$15.30	$11.86
End of period	$13.70	$14.13	$14.59	$15.30
Accumulation units outstanding at the end of period	633,096	803,906	500,903	163,865

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$12.10	$12.39	$11.09	$8.42
End of period	$14.83	$12.10	$12.39	$11.09
Accumulation units outstanding at the end of period	1,233,748	1,007,672	580,781	286,189

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$27.84	$26.45	$21.40	$15.38
End of period	$26.44	$27.84	$26.45	$21.40
Accumulation units outstanding at the end of period	1,912,257	2,795,790	1,828,754	772,972

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$17.22	$17.62	$19.00	$15.84
End of period	$17.14	$17.22	$17.62	$19.00
Accumulation units outstanding at the end of period	1,011,544	1,009,968	726,842	382,103

JNL/Mellon Capital NASDAQ 100 Division
Accumulation unit value:
Beginning of period	$22.17	$22.13	$18.92	$13.58
End of period	$23.64	$22.17	$22.13	$18.92
Accumulation units outstanding at the end of period	865,331	738,524	488,420	163,582

JNL/Mellon Capital Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$28.29	$37.33	$42.17	$34.07
End of period	$35.55	$28.29	$37.33	$42.17
Accumulation units outstanding at the end of period	757,538	666,612	379,088	150,931

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$16.49	$15.91	$15.61	$14.03
End of period	$17.85	$16.49	$15.91	$15.61
Accumulation units outstanding at the end of period	301,781	375,814	181,598	83,999

JNL/Mellon Capital S&P 24 Division
Accumulation unit value:
Beginning of period	$14.51	N/A	N/A	N/A
End of period	$14.73	N/A	N/A	N/A
Accumulation units outstanding at the end of period	141,953	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$26.13	$27.19	$25.21	$19.19
End of period	$31.00	$26.13	$27.19	$25.21
Accumulation units outstanding at the end of period	1,465,706	1,171,504	893,679	517,291

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.32	$18.39	$16.47	$12.67
End of period	$20.15	$18.32	$18.39	$16.47
Accumulation units outstanding at the end of period	3,348,415	2,912,344	2,141,141	1,131,372

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.42	$16.44	$16.09	$11.90
End of period	$20.46	$15.42	$16.44	$16.09
Accumulation units outstanding at the end of period	861,305	521,488	600,869	286,516

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$22.20	$23.56	$22.79	$16.67
End of period	$27.60	$22.20	$23.56	$22.79
Accumulation units outstanding at the end of period	1,053,683	826,326	560,149	335,827

JNL/Mellon Capital Technology Sector Division
Accumulation unit value:
Beginning of period	$11.85	$11.49	$9.65	$7.74
End of period	$13.26	$11.85	$11.49	$9.65
Accumulation units outstanding at the end of period	1,608,207	1,821,295	1,106,784	347,655

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	$11.09	$11.87	$9.52	N/A
End of period	$12.79	$11.09	$11.87	N/A
Accumulation units outstanding at the end of period	1,145,631	866,871	1,180,417	N/A

JNL/MMRS Conservative Division
Accumulation unit value:
Beginning of period	$10.04	$10.40	N/A	N/A
End of period	$10.31	$10.04	N/A	N/A
Accumulation units outstanding at the end of period	9,594,605	12,379,044	N/A	N/A

JNL/MMRS Growth Division
Accumulation unit value:
Beginning of period	$9.65	$10.35	N/A	N/A
End of period	$9.78	$9.65	N/A	N/A
Accumulation units outstanding at the end of period	726,055	1,057,401	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/MMRS Moderate Division
Accumulation unit value:
Beginning of period	$9.77	$10.37	N/A	N/A
End of period	$9.95	$9.77	N/A	N/A
Accumulation units outstanding at the end of period	3,082,000	4,408,741	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	$10.01	$9.95	$9.75	$10.06
End of period	$9.73	$10.01	$9.95	$9.75
Accumulation units outstanding at the end of period	226,916	258,893	451,679	299,329

JNL/Neuberger Berman Risk Balanced Commodity Strategy Division
Accumulation unit value:
Beginning of period	$5.68	$7.67	N/A	N/A
End of period	$6.28	$5.68	N/A	N/A
Accumulation units outstanding at the end of period	314,832	176,439	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	$9.70	$10.12	$10.35	$10.15
End of period	$9.91	$9.70	$10.12	$10.35
Accumulation units outstanding at the end of period	1,694,013	2,379,197	1,783,296	1,194,537

JNL/Oppenheimer Emerging Markets Innovator Division
Accumulation unit value:
Beginning of period	$8.42	N/A	N/A	N/A
End of period	$8.27	N/A	N/A	N/A
Accumulation units outstanding at the end of period	135,759	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	$10.65	$10.88	$10.24	$10.55
End of period	$11.18	$10.65	$10.88	$10.24
Accumulation units outstanding at the end of period	1,532,111	1,233,171	920,119	612,556

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.28	$13.88	$13.61	$15.16
End of period	$13.79	$13.28	$13.88	$13.61
Accumulation units outstanding at the end of period	1,297,477	1,254,472	1,331,995	966,906

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$20.35	$20.53	$19.99	$20.67
End of period	$20.65	$20.35	$20.53	$19.99
Accumulation units outstanding at the end of period	2,472,434	2,263,702	1,740,656	1,295,686

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.53	$10.80	$10.91	$10.59
End of period	$11.38	$10.53	$10.80	$10.91
Accumulation units outstanding at the end of period	6,133,862	7,489,210	7,427,862	5,106,625

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.48	$20.10	$20.32	$19.02
End of period	$21.36	$18.48	$20.10	$20.32
Accumulation units outstanding at the end of period	2,155,150	1,954,497	2,006,331	1,433,799

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	$9.33	$9.82	$10.08	N/A
End of period	$10.24	$9.33	$9.82	N/A
Accumulation units outstanding at the end of period	394,699	624,740	618,708	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.26	$16.80	$15.41	$11.06
End of period	$19.20	$15.26	$16.80	$15.41
Accumulation units outstanding at the end of period	1,073,606	746,349	672,744	409,086

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.60	$14.85	$14.94	$10.68
End of period	$15.61	$14.60	$14.85	$14.94
Accumulation units outstanding at the end of period	2,080,632	2,845,004	2,707,656	1,775,428

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.02	$20.28	$17.95	$12.66
End of period	$20.72	$19.02	$20.28	$17.95
Accumulation units outstanding at the end of period	7,882,274	8,380,206	6,794,696	3,180,401

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	$9.11	$9.43	N/A	N/A
End of period	$9.74	$9.11	N/A	N/A
Accumulation units outstanding at the end of period	424,868	385,569	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$9.99	$11.31	N/A	N/A
End of period	$11.63	$9.99	N/A	N/A
Accumulation units outstanding at the end of period	891,258	1,037,756	N/A	N/A

JNL/Scout Unconstrained Bond Division
Accumulation unit value:
Beginning of period	$9.37	$9.54	N/A	N/A
End of period	$9.67	$9.37	N/A	N/A
Accumulation units outstanding at the end of period	967,773	712,003	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$11.96	$11.59	$10.51	N/A
End of period	$12.73	$11.96	$11.59	N/A
Accumulation units outstanding at the end of period	12,906,139	7,368,091	1,858,758	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$56.83	$51.98	$48.42	$35.36
End of period	$56.93	$56.83	$51.98	$48.42
Accumulation units outstanding at the end of period	946,320	1,131,217	625,936	389,669

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.45	$10.55	$10.63	$10.76
End of period	$10.47	$10.45	$10.55	$10.63
Accumulation units outstanding at the end of period	4,605,482	3,889,309	2,963,618	1,333,400

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$25.11	$25.90	$23.16	$17.10
End of period	$27.49	$25.11	$25.90	$23.16
Accumulation units outstanding at the end of period	1,209,207	1,233,460	1,260,834	808,759

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	$15.44	$15.90	$14.50	$10.73
End of period	$18.07	$15.44	$15.90	$14.50
Accumulation units outstanding at the end of period	1,358,450	1,758,648	851,291	592,592

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	$10.88	$11.17	$10.93	N/A
End of period	$12.53	$10.88	$11.17	N/A
Accumulation units outstanding at the end of period	171,560	117,068	101,797	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/Van Eck International Gold Division
Accumulation unit value:
Beginning of period	$3.11	$4.29	$4.62	$8.99
End of period	$4.70	$3.11	$4.29	$4.62
Accumulation units outstanding at the end of period	1,821,093	1,361,537	1,116,328	558,925

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	$10.71	$10.25	$10.48	N/A
End of period	$10.59	$10.71	$10.25	N/A
Accumulation units outstanding at the end of period	173,108	130,797	55,383	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	$9.41	N/A	N/A	N/A
End of period	$9.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	75,170	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$40.68	$41.57	$38.32	$32.51
End of period	$44.52	$40.68	$41.57	$38.32
Accumulation units outstanding at the end of period	2,693,153	2,482,158	1,869,200	754,635

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$12.45	$12.60	$12.76	$12.92
End of period	$12.29	$12.45	$12.60	$12.76
Accumulation units outstanding at the end of period	7,450,117	7,514,528	4,498,036	2,786,276

Questions: If you have any questions about your Contract, you may contact us at:
Annuity Service Center:	1 (800) 644-4565 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30314, Lansing, Michigan 48909-7814
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Institutional Marketing Group Service Center: (for Contracts purchased through a bank or another financial institution)	1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30386, Lansing, Michigan 48909-7886
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951 Attn: IMG
Home Office:	1 Corporate Way, Lansing, Michigan 48951

STATEMENT OF ADDITIONAL INFORMATION

April 24, 2017

ELITE ACCESS®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 24, 2017 . The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or calling 1-800-644-4565.

1

General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson®). Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S®,” “S&P®,” “S&P 500®,” “S&P MIDCAP 400 Index®,” “STANDARD & POOR’S MIDCAP 400 Index®,” “S&P SmallCap 600 Index®” and “STANDARD & POOR’S 500®” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones®”, “Dow Jones Industrial Average”, “DJIA®”, “The Dow®” , and "The Dow 10" are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”).

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Dow Jones U.S. Contrarian Opportunities Index is a service mark of Dow Jones; Brookfield® is a registered trademark of Brookfield Asset Management, Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Brookfield Global Infrastructure and MLP Fund , JNL/Mellon Capital Dow SM Index Fund, and JNL/Mellon Capital JNL 5 Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT

2

TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.

The following applies to the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P International 5 Fund, JNL/S&P Mid 3 Fund and JNL/S&P 4 Fund.

STANDARD & POOR’S ® , S&P ® , S&P 500 ® and, S&P MIDCAP 400 ® are registered trademarks of S&P Global Market Intelligence Inc. or its affiliates and have been licensed for use by Jackson National Life Insurance Company. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a part of S&P Global Market Intelligence. Certain portfolios herein are sub-advised by SPIAS, a registered investment adviser and a wholly owned subsidiary of S&P Global Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS in this document, investors should realize that such information is provided to Jackson National Asset Management, LLC only as a general recommendation. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. The underlying funds of the JNL/S&P 4 Fund are sub-advised by SPIAS. SPIAS does not sub-advise the JNL/S&P 4 Fund. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

SPIAS and its affiliates (collectively, S&P Global) and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Global Parties) do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Global Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an “as is” basis. S&P GLOBAL PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, FREEDOM FROM BUGS, SOFTWARE ERRORS OR DEFECTS, THAT THE CONTENT’S FUNCTIONING WILL BE UNINTERRUPTED OR THAT THE CONTENT WILL OPERATE WITH ANY SOFTWARE OR HARDWARE CONFIGURATION. In no event shall S&P Global Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the Content even if advised of the possibility of such damages.

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While SPIAS has obtained information from sources it believes to be reliable, SPIAS does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

S&P Global keeps certain activities of its divisions separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain divisions of S&P Global may have information that is not available to other S&P Global divisions. S&P Global has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P Global Ratings does not contribute to or participate in the provision of investment advice. S&P Global Ratings may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P Global reserves the right to disseminate its opinions and analyses. S&P Global's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P Global publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

S&P Global Market Intelligence and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address. SPIAS may consider research and other information from affiliates in making its investment recommendations.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain model portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P Global Ratings. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P Global Ratings.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY,

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EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM AL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq® 100 Fund. The JNL/Mellon Capital Nasdaq® 100 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 100 FUND.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING

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MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND , THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND,

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THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust (“JNLST”) as the Issuer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE™ US Sector ER USD Index is the licensing of the Shiller Barclays CAPE™ US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund. Additionally, JNLST or JNL/DoubleLine® Shiller Enhanced CAPE® Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE™ US Sector ER USD Index in connection with JNL/DoubleLine® Shiller Enhanced CAPE® Fund investors acquire JNL/DoubleLine® Shiller Enhanced CAPE® Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE™ US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The JNL/DoubleLine® Shiller Enhanced CAPE® Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty,

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express or implied regarding the advisability of investing in the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE™ US Sector ER USD Index to track corresponding or relative market performance.  Barclays has not passed on the legality or suitability of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund to be issued.  Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE™ US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE™ US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE™ US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE™ US Sector ER USD Index OR ANY DATA INCLUDED THEREIN.  BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE™ US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPETM US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE™ US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE™ US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

Services

Jackson keeps the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of each Investment Division within Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at Aon Center, 200 East Randolph Drive, Suite 5500, Chicago, Illinois 60601.

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. For the past three years, Jackson paid $391,000 in 2014, $410,087 in 2015, and $501,239 in 2016 for the services provided by JNAM to Jackson.

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Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

For Elite Access ® contracts, the aggregate amount of commissions paid to broker/dealers was $164,234,871 in 2014, $166,012,578 in 2015, and $124,427,062 in 2016. JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/WMC Government Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is

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assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/WMC Government Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/WMC Government Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/WMC Government Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Government Money Market Division's and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/WMC Government Money Market Division nor that Division's investment in the JNL/WMC Government Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

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Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson's Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

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Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification - Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying the variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

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Jackson intends that each Fund of the JNL Series Trust, JNL Variable Fund LLC, and Jackson Variable Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 121 Investment Divisions and at least one Fixed Account option, and, if more than 99 options are offered, a Contract owner's Contract Value can be allocated to no more than 99 variable and fixed options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

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Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange. Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule. Due to the complexity of these rules, owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

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Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1)  distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification

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is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

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A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $5,500 for 2017 . The limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

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Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2017, these levels are $118,000 in the case of single taxpayers, $186,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $5,500 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans - Section 457

Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $18,000 elective deferral limitation in 2017 . The limit is indexed for inflation in $500 increments annually. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $6,000. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

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All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

•	attains age 70 1/2,
•	severs employment,
•	dies, or
•	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on a 1% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

19

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 1% per annum.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for the Contract’s optional benefit.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional benefits), except base Contracts (with Administration Charge waiver and no optional benefits) or Contracts with the most expensive combination of charges and optional benefits, which can be found in the Prospectus. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/ A” is provided.

Contact the Annuity Service Center (our contact information is on the cover page of the Prospectus) to ask about the more timely Accumulation Unit values that are available for each Investment Division.

20

The Accumulation Unit value information for JNL/PPM America Total Return Fund (JNL Series Trust) includes historical information from the JNL/PPM America Total Return Fund (JNL Investors Series Trust) for periods before the merger of JNL/PPM America Total Return Fund (JNL Investors Series Trust) into JNL/PPM America Total Return Fund (JNL Series Trust), effective April 25, 2016.

Set forth below are fund changes and additions since the September 19, 2016 Supplement to the Prospectus dated April 25, 2016, for your information in reviewing Accumulation Unit information.

The following fund name changes are effective April 24, 2017 (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL/Goldman Sachs U.S. Equity Flex Fund to JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/WMC Money Market Fund to JNL/WMC Government Money Market Fund

The following fund merger is effective April 24, 2017:

JNL Variable Fund LLC
JNL/Mellon Capital S&P ® 24 Fund merged into JNL/Mellon Capital JNL 5 Fund

Effective April 24, 2017, there are new Investment Divisions for which Accumulation Unit information is not yet available. The new Investment Divisions invest in the following Funds:

JNL Series Trust
JNL/American Funds Balanced Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Allocation Fund
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
JNL Disciplined Moderate Fund
JNL Disciplined Moderate Growth Fund
JNL Disciplined Growth Fund

JNL Variable Fund LLC
JNL/Mellon Capital Dow SM Index Fund
JNL/Mellon Capital Global 30 Fund
JNL/Mellon Capital JNL 5 Fund

21

Accumulation Unit Values
Base Contract - 1.00%

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNAM Guidance - Alt 100 Division
Accumulation unit value:
Beginning of period	$10.27	$10.56	$10.43	$10.14
End of period	$10.18	$10.27	$10.56	$10.43
Accumulation units outstanding at the end of period	26,969,443	31,404,736	22,110,608	18,070,412

JNAM Guidance - Conservative Division
Accumulation unit value:
Beginning of period	$10.50	$10.79	$10.51	$10.52
End of period	$10.86	$10.50	$10.79	$10.51
Accumulation units outstanding at the end of period	7,080,886	6,067,986	4,850,799	2,590,409

JNAM Guidance - Equity 100 Division
Accumulation unit value:
Beginning of period	$13.14	$13.44	$12.95	$10.29
End of period	$13.87	$13.14	$13.44	$12.95
Accumulation units outstanding at the end of period	3,870,146	4,249,742	4,074,742	2,561,667

JNAM Guidance - Fixed Income 100 Division
Accumulation unit value:
Beginning of period	$9.52	$9.82	$9.71	$10.05
End of period	$9.85	$9.52	$9.82	$9.71
Accumulation units outstanding at the end of period	4,289,310	4,773,372	2,885,480	1,393,612

JNAM Guidance - Growth Division
Accumulation unit value:
Beginning of period	$11.01	$11.21	$10.87	N/A
End of period	$11.55	$11.01	$11.21	N/A
Accumulation units outstanding at the end of period	15,710,468	15,095,916	9,603,839	N/A

JNAM Guidance - Interest Rate Opportunities Division
Accumulation unit value:
Beginning of period	$9.30	$9.78	$9.77	N/A
End of period	$9.63	$9.30	$9.78	N/A
Accumulation units outstanding at the end of period	2,702,701	3,148,336	3,152,782	N/A

JNAM Guidance - Maximum Growth Division
Accumulation unit value:
Beginning of period	$12.20	$12.49	$12.10	$10.29
End of period	$12.93	$12.20	$12.49	$12.10
Accumulation units outstanding at the end of period	12,871,969	13,555,454	6,918,565	4,135,441

JNAM Guidance - Moderate Division
Accumulation unit value:
Beginning of period	$11.62	$11.90	$11.59	$10.44
End of period	$12.11	$11.62	$11.90	$11.59
Accumulation units outstanding at the end of period	21,476,746	20,493,763	16,109,655	8,572,156

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNAM Guidance - Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.63	$11.90	$11.55	$10.44
End of period	$12.17	$11.63	$11.90	$11.55
Accumulation units outstanding at the end of period	46,206,610	47,789,608	26,206,579	14,968,682

JNAM Guidance - Real Assets Division
Accumulation unit value:
Beginning of period	$8.39	$9.57	$9.83	N/A
End of period	$9.36	$8.39	$9.57	N/A
Accumulation units outstanding at the end of period	969,074	736,705	756,206	N/A

JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.73	N/A	N/A	N/A
End of period	$17.73	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,640,565	N/A	N/A	N/A

JNL Multi-Manager Alternative Division
Accumulation unit value:
Beginning of period	$9.51	N/A	N/A	N/A
End of period	$9.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	591,264	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$40.33	N/A	N/A	N/A
End of period	$42.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	148,790	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.31	$19.30	$19.47	$14.63
End of period	$21.21	$17.31	$19.30	$19.47
Accumulation units outstanding at the end of period	2,042,759	1,854,582	1,426,430	838,360

JNL Tactical ETF Conservative Division
Accumulation unit value:
Beginning of period	$11.17	$11.25	$10.92	$10.35
End of period	$11.67	$11.17	$11.25	$10.92
Accumulation units outstanding at the end of period	5,023,503	3,705,523	2,266,647	1,752,085

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL Tactical ETF Growth Division
Accumulation unit value:
Beginning of period	$12.66	$12.79	$12.35	$10.53
End of period	$13.60	$12.66	$12.79	$12.35
Accumulation units outstanding at the end of period	7,755,652	6,981,358	5,298,034	4,153,473

JNL Tactical ETF Moderate Division
Accumulation unit value:
Beginning of period	$12.06	$12.16	$11.75	$10.44
End of period	$12.78	$12.06	$12.16	$11.75
Accumulation units outstanding at the end of period	11,255,430	8,919,742	6,054,845	4,604,355

JNL/AB Dynamic Asset Allocation Division
Accumulation unit value:
Beginning of period	$9.93	$10.21	N/A	N/A
End of period	$10.22	$9.93	N/A	N/A
Accumulation units outstanding at the end of period	2,059,177	1,907,049	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	$11.70	$11.08	$10.97	N/A
End of period	$11.63	$11.70	$11.08	N/A
Accumulation units outstanding at the end of period	4,465,076	4,427,678	1,686,173	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	$15.28	$14.50	$13.57	$10.58
End of period	$16.50	$15.28	$14.50	$13.57
Accumulation units outstanding at the end of period	8,134,743	6,947,257	4,000,562	1,951,736

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.69	$16.69	$15.30	$11.62
End of period	$18.36	$16.69	$16.69	$15.30
Accumulation units outstanding at the end of period	11,456,131	9,344,429	6,455,308	2,772,309

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.52	$12.22	$12.73	N/A
End of period	$11.76	$11.52	$12.22	N/A
Accumulation units outstanding at the end of period	4,382,456	4,170,909	1,750,908	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	$11.42	$11.29	$10.45	$9.86
End of period	$10.34	$11.42	$11.29	$10.45
Accumulation units outstanding at the end of period	10,287,724	9,490,974	5,393,899	4,296,988

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/AQR Risk Parity Division
Accumulation unit value:
Beginning of period	$9.52	$10.72	$10.03	N/A
End of period	$10.33	$9.52	$10.72	N/A
Accumulation units outstanding at the end of period	2,122,710	1,663,918	1,076,769	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.89	$12.18	$12.07	$10.67
End of period	$12.24	$11.89	$12.18	$12.07
Accumulation units outstanding at the end of period	20,405,692	21,174,713	17,037,010	10,961,890

JNL/BlackRock Global Long Short Credit Division
Accumulation unit value:
Beginning of period	$9.82	$10.05	$10.03	N/A
End of period	$9.99	$9.82	$10.05	N/A
Accumulation units outstanding at the end of period	3,182,027	3,628,170	2,601,032	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.30	$9.67	$11.39	$10.50
End of period	$9.14	$7.30	$9.67	$11.39
Accumulation units outstanding at the end of period	7,145,035	6,203,144	3,405,826	1,863,511

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	$10.32	$9.83	N/A	N/A
End of period	$10.41	$10.32	N/A	N/A
Accumulation units outstanding at the end of period	2,030,403	1,805,065	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$12.74	$15.80	$14.87	$12.17
End of period	$14.20	$12.74	$15.80	$14.87
Accumulation units outstanding at the end of period	8,031,088	8,115,587	7,907,464	4,018,346

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$27.80	$28.68	$26.38	$19.71
End of period	$31.38	$27.80	$28.68	$26.38
Accumulation units outstanding at the end of period	2,152,446	1,875,667	1,332,133	679,340

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/DFA U.S. Micro Cap Division
Accumulation unit value:
Beginning of period	$13.64	$14.48	$14.33	$10.08
End of period	$17.12	$13.64	$14.48	$14.33
Accumulation units outstanding at the end of period	1,910,251	1,712,245	1,380,492	680,407

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	$12.45	N/A	N/A	N/A
End of period	$12.90	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,939,117	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.58	$10.51	$9.97	N/A
End of period	$10.69	$10.58	$10.51	N/A
Accumulation units outstanding at the end of period	12,796,464	10,621,692	3,253,052	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	$9.90	$9.80	$9.46	N/A
End of period	$10.44	$9.90	$9.80	N/A
Accumulation units outstanding at the end of period	1,988,780	2,006,136	747,185	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	$12.81	$13.61	$12.97	$10.62
End of period	$13.59	$12.81	$13.61	$12.97
Accumulation units outstanding at the end of period	1,521,215	1,383,200	1,187,877	716,606

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	$11.74	$12.25	$11.37	$10.19
End of period	$12.57	$11.74	$12.25	$11.37
Accumulation units outstanding at the end of period	6,136,986	6,662,371	5,227,803	3,140,405

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.56	$13.96	$14.69	$12.00
End of period	$12.89	$12.56	$13.96	$14.69
Accumulation units outstanding at the end of period	8,455,890	10,202,517	11,340,958	7,730,875

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.25	$11.86	$12.03	$11.74
End of period	$11.56	$11.25	$11.86	$12.03
Accumulation units outstanding at the end of period	6,617,072	7,109,891	5,967,341	3,361,456

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.39	$14.60	$14.29	N/A
End of period	$15.13	$13.39	$14.60	N/A
Accumulation units outstanding at the end of period	7,425,063	7,066,121	6,150,040	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.47	$10.19	$11.36	$8.67
End of period	$10.25	$10.47	$10.19	$11.36
Accumulation units outstanding at the end of period	2,728,477	2,958,193	1,829,063	1,064,554

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.29	$13.01	$13.82	$15.15
End of period	$12.19	$11.29	$13.01	$13.82
Accumulation units outstanding at the end of period	1,742,230	1,392,647	1,316,790	1,000,869

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	$8.8	N/A	N/A	N/A
End of period	$9.80	N/A	N/A	N/A
Accumulation units outstanding at the end of period	783,666	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.65	$8.14	$7.38	$7.63
End of period	$7.32	$7.65	$8.14	$7.38
Accumulation units outstanding at the end of period	1,836,473	1,306,022	533,946	290,262

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$17.13	$17.47	$15.34	$15.08
End of period	$17.37	$17.13	$17.47	$15.34
Accumulation units outstanding at the end of period	6,154,537	5,926,461	4,220,815	2,359,606

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$21.39	$22.06	$22.23	$18.87
End of period	$20.93	$21.39	$22.06	$22.23
Accumulation units outstanding at the end of period	2,469,448	2,295,581	1,464,361	814,303

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$26.38	$27.13	$25.38	$18.35
End of period	$29.12	$26.38	$27.13	$25.38
Accumulation units outstanding at the end of period	3,314,112	2,708,323	1,417,286	734,528

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$44.59	$43.72	$39.72	$28.24
End of period	$44.38	$44.59	$43.72	$39.72
Accumulation units outstanding at the end of period	2,434,581	2,456,157	1,251,262	567,659

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$10.53	$13.08	$13.95	$14.25
End of period	$12.44	$10.53	$13.08	$13.95
Accumulation units outstanding at the end of period	4,039,561	3,248,248	2,305,241	1,343,885

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	$11.62	$11.25	$11.52	N/A
End of period	$10.92	$11.62	$11.25	N/A
Accumulation units outstanding at the end of period	2,065,509	2,065,248	729,780	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$14.97	$15.14	$14.48	$15.03
End of period	$15.10	$14.97	$15.14	$14.48
Accumulation units outstanding at the end of period	4,130,628	3,000,817	1,863,396	490,494

JNL/Mellon Capital Communications Sector Division
Accumulation unit value:
Beginning of period	$8.51	$8.36	$8.01	$6.68
End of period	$10.41	$8.51	$8.36	$8.01
Accumulation units outstanding at the end of period	2,084,870	845,299	634,518	429,498

JNL/Mellon Capital Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$24.94	$23.79	$21.68	$15.52
End of period	$26.21	$24.94	$23.79	$21.68
Accumulation units outstanding at the end of period	2,306,594	2,401,082	1,180,109	729,393

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$7.99	$9.53	$9.99	$10.53
End of period	$8.71	$7.99	$9.53	$9.99
Accumulation units outstanding at the end of period	4,085,446	2,405,261	1,520,296	671,358

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$14.39	$14.82	$15.50	$11.99
End of period	$13.99	$14.39	$14.82	$15.50
Accumulation units outstanding at the end of period	2,090,658	2,370,909	1,491,713	492,142

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$12.61	$12.88	$11.50	$8.71
End of period	$15.49	$12.61	$12.88	$11.50
Accumulation units outstanding at the end of period	4,410,653	3,190,870	1,788,525	867,014

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$29.01	$27.49	$22.19	$15.91
End of period	$27.62	$29.01	$27.49	$22.19
Accumulation units outstanding at the end of period	6,650,011	7,463,760	3,999,228	1,493,195

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$17.83	$18.20	$19.58	$16.28
End of period	$17.79	$17.83	$18.20	$19.58
Accumulation units outstanding at the end of period	3,637,097	3,109,943	1,987,643	782,211

JNL/Mellon Capital NASDAQ 100 Division
Accumulation unit value:
Beginning of period	$22.80	$22.71	$19.37	$13.86
End of period	$24.37	$22.80	$22.71	$19.37
Accumulation units outstanding at the end of period	2,943,381	2,049,413	1,369,752	347,799

JNL/Mellon Capital Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$29.49	$38.81	$43.73	$35.24
End of period	$37.14	$29.49	$38.81	$43.73
Accumulation units outstanding at the end of period	2,954,090	2,141,440	1,109,571	389,851

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$16.79	$16.16	$15.81	$14.18
End of period	$18.22	$16.79	$16.16	$15.81
Accumulation units outstanding at the end of period	1,056,864	1,242,781	600,227	251,551

JNL/Mellon Capital S&P 24 Division
Accumulation unit value:
Beginning of period	$14.86	N/A	N/A	N/A
End of period	$15.13	N/A	N/A	N/A
Accumulation units outstanding at the end of period	460,233	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$27.06	$28.09	$25.97	$19.72
End of period	$32.18	$27.06	$28.09	$25.97
Accumulation units outstanding at the end of period	4,858,022	3,706,986	2,545,895	1,263,560

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.97	$18.99	$16.97	$13.02
End of period	$20.92	$18.97	$18.99	$16.97
Accumulation units outstanding at the end of period	11,875,729	8,817,725	6,099,014	2,527,964

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.76	$16.76	$16.36	$12.07
End of period	$20.97	$15.76	$16.76	$16.36
Accumulation units outstanding at the end of period	2,619,013	1,363,955	1,510,829	827,992

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$22.99	$24.33	$23.48	$17.13
End of period	$28.65	$22.99	$24.33	$23.48
Accumulation units outstanding at the end of period	3,482,875	2,512,977	1,578,620	970,898

JNL/Mellon Capital Technology Sector Division
Accumulation unit value:
Beginning of period	$12.35	$11.95	$10.00	$8.01
End of period	$13.85	$12.35	$11.95	$10.00
Accumulation units outstanding at the end of period	5,681,714	5,269,787	3,148,221	755,208

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	$11.16	$11.92	$9.54	N/A
End of period	$12.91	$11.16	$11.92	N/A
Accumulation units outstanding at the end of period	3,508,990	2,168,136	1,951,298	N/A

JNL/MMRS Conservative Division
Accumulation unit value:
Beginning of period	$10.08	$10.42	N/A	N/A
End of period	$10.38	$10.08	N/A	N/A
Accumulation units outstanding at the end of period	23,474,018	27,458,270	N/A	N/A

JNL/MMRS Growth Division
Accumulation unit value:
Beginning of period	$9.69	$10.37	N/A	N/A
End of period	$9.84	$9.69	N/A	N/A
Accumulation units outstanding at the end of period	3,324,378	3,594,565	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/MMRS Moderate Division
Accumulation unit value:
Beginning of period	$9.81	N/A	N/A	N/A
End of period	$10.02	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,143,137	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	$10.09	$10.01	$9.78	$10.07
End of period	$9.83	$10.09	$10.01	$9.78
Accumulation units outstanding at the end of period	954,926	902,291	940,956	771,448

JNL/Neuberger Berman Risk Balanced Commodity Strategy Division
Accumulation unit value:
Beginning of period	$5.70	$7.69	N/A	N/A
End of period	$6.32	$5.70	N/A	N/A
Accumulation units outstanding at the end of period	1,129,769	566,928	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	$9.79	$10.19	$10.40	$10.17
End of period	$10.03	$9.79	$10.19	$10.40
Accumulation units outstanding at the end of period	5,902,914	6,916,956	3,931,535	2,232,690

JNL/Oppenheimer Emerging Markets Innovator Division
Accumulation unit value:
Beginning of period	$8.43	N/A	N/A	N/A
End of period	$8.31	N/A	N/A	N/A
Accumulation units outstanding at the end of period	627,958	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	$10.75	$10.96	$10.29	$10.57
End of period	$11.32	$10.75	$10.96	$10.29
Accumulation units outstanding at the end of period	3,532,783	2,487,295	1,565,833	925,344

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.58	$14.16	$13.84	$15.39
End of period	$14.14	$13.58	$14.16	$13.84
Accumulation units outstanding at the end of period	3,397,514	2,893,040	2,534,545	1,790,669

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$21.28	$21.41	$20.80	$21.45
End of period	$21.65	$21.28	$21.41	$20.80
Accumulation units outstanding at the end of period	5,382,939	4,431,037	3,118,375	2,054,873

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.66	$10.91	$10.99	$10.64
End of period	$11.55	$10.66	$10.91	$10.99
Accumulation units outstanding at the end of period	11,937,275	11,615,743	10,245,859	7,116,369

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.32	$20.96	$21.14	$19.74
End of period	$22.39	$19.32	$20.96	$21.14
Accumulation units outstanding at the end of period	5,343,370	4,653,364	3,994,532	1,767,486

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	$9.39	$9.86	$10.10	N/A
End of period	$10.34	$9.39	$9.86	N/A
Accumulation units outstanding at the end of period	854,773	705,633	581,833	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.56	$17.09	$15.63	$11.19
End of period	$19.63	$15.56	$17.09	$15.63
Accumulation units outstanding at the end of period	2,902,142	1,990,670	1,470,929	779,880

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.87	$15.08	$15.14	$10.79
End of period	$15.93	$14.87	$15.08	$15.14
Accumulation units outstanding at the end of period	7,931,528	8,580,278	7,455,962	4,751,908

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.41	$20.65	$18.23	$12.82
End of period	$21.19	$19.41	$20.65	$18.23
Accumulation units outstanding at the end of period	27,497,632	26,290,347	18,353,837	7,425,583

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	$9.14	N/A	N/A	N/A
End of period	$9.80	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,666,857	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$10.03	N/A	N/A	N/A
End of period	$11.71	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,403,490	N/A	N/A	N/A

JNL/Scout Unconstrained Bond Division
Accumulation unit value:
Beginning of period	$9.41	$9.56	N/A	N/A
End of period	$9.74	$9.41	N/A	N/A
Accumulation units outstanding at the end of period	2,836,483	2,134,185	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$12.03	$11.63	$10.51	N/A
End of period	$12.84	$12.03	$11.63	N/A
Accumulation units outstanding at the end of period	40,747,197	20,020,545	4,050,100	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$59.84	$54.60	$50.73	$36.95
End of period	$60.09	$59.84	$54.60	$50.73
Accumulation units outstanding at the end of period	3,191,549	3,118,994	1,539,866	854,662

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.70	$10.78	$10.84	$10.94
End of period	$10.75	$10.70	$10.78	$10.84
Accumulation units outstanding at the end of period	9,010,652	7,050,845	5,273,660	2,641,764

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$26.11	$26.87	$23.97	$17.65
End of period	$28.66	$26.11	$26.87	$23.97
Accumulation units outstanding at the end of period	3,857,448	3,539,446	2,866,867	1,628,152

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	$15.58	$16.02	$14.56	$10.75
End of period	$18.29	$15.58	$16.02	$14.56
Accumulation units outstanding at the end of period	3,935,188	4,165,630	1,553,294	1,037,160

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	$10.94	$11.21	$10.94	N/A
End of period	$12.64	$10.94	$11.21	N/A
Accumulation units outstanding at the end of period	661,949	461,414	308,887	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/Van Eck International Gold Division
Accumulation unit value:
Beginning of period	$3.13	$4.31	$4.64	$8.99
End of period	$4.75	$3.13	$4.31	$4.64
Accumulation units outstanding at the end of period	7,896,029	5,434,031	3,946,945	1,687,419

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	$10.77	$10.29	$10.49	N/A
End of period	$10.68	$10.77	$10.29	N/A
Accumulation units outstanding at the end of period	735,303	481,872	190,073	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	$9.43	N/A	N/A	N/A
End of period	$9.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	208,694	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$42.83	$43.66	$40.14	$33.98
End of period	$46.99	$42.83	$43.66	$40.14
Accumulation units outstanding at the end of period	8,259,232	6,122,770	3,665,472	1,463,470

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$13.11	$13.24	$13.37	$13.51
End of period	$12.98	$13.11	$13.24	$13.37
Accumulation units outstanding at the end of period	13,191,000	12,282,250	8,355,173	6,321,657

Accumulation Unit Values
Contract with Optional Benefits - 1.10%

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNAM Guidance - Alt 100 Division
Accumulation unit value:
Beginning of period	$10.23	$10.53	$10.41	$10.13
End of period	$10.13	$10.23	$10.53	$10.41
Accumulation units outstanding at the end of period	165,824	238,132	199,278	412,148

JNAM Guidance - Conservative Division
Accumulation unit value:
Beginning of period	$10.46	$10.76	$10.49	$10.52
End of period	$10.81	$10.46	$10.76	$10.49
Accumulation units outstanding at the end of period	92,337	315,975	142,185	213,343

JNAM Guidance - Equity 100 Division
Accumulation unit value:
Beginning of period	$13.10	$13.41	$12.93	N/A
End of period	$13.81	$13.10	$13.41	N/A
Accumulation units outstanding at the end of period	75,712	82,477	89,449	N/A

JNAM Guidance - Fixed Income 100 Division
Accumulation unit value:
Beginning of period	$9.49	$9.79	$9.70	N/A
End of period	$9.80	$9.49	$9.79	N/A
Accumulation units outstanding at the end of period	41,724	42,022	19,935	N/A

JNAM Guidance - Growth Division
Accumulation unit value:
Beginning of period	$10.98	$11.19	N/A	N/A
End of period	$11.51	$10.98	N/A	N/A
Accumulation units outstanding at the end of period	188,113	188,127	N/A	N/A

JNAM Guidance - Interest Rate Opportunities Division
Accumulation unit value:
Beginning of period	$9.28	$9.76	$9.77	N/A
End of period	$9.60	$9.28	$9.76	N/A
Accumulation units outstanding at the end of period	18,736	—	5,035	N/A

JNAM Guidance - Maximum Growth Division
Accumulation unit value:
Beginning of period	$12.15	N/A	N/A	N/A
End of period	$12.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	28,332	N/A	N/A	N/A

JNAM Guidance - Moderate Division
Accumulation unit value:
Beginning of period	$11.58	$11.86	$11.57	$10.43
End of period	$12.05	$11.58	$11.86	$11.57
Accumulation units outstanding at the end of period	594,122	753,918	601,192	310,981

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNAM Guidance - Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.58	$11.87	$11.52	$10.43
End of period	$12.11	$11.58	$11.87	$11.52
Accumulation units outstanding at the end of period	1,030,472	1,758,331	1,544,720	459,330

JNAM Guidance - Real Assets Division
Accumulation unit value:
Beginning of period	$8.37	$9.56	$9.83	N/A
End of period	$9.32	$8.37	$9.56	N/A
Accumulation units outstanding at the end of period	—	—	18,821	N/A

JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$17.23	N/A	N/A	N/A
End of period	$17.60	N/A	N/A	N/A
Accumulation units outstanding at the end of period	114,091	N/A	N/A	N/A

JNL Multi-Manager Alternative Division
Accumulation unit value:
Beginning of period	$9.5	N/A	N/A	N/A
End of period	$9.55	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,109	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.12	$19.12	$19.30	N/A
End of period	$20.96	$17.12	$19.12	N/A
Accumulation units outstanding at the end of period	107,484	11,470	23,070	N/A

JNL Tactical ETF Conservative Division
Accumulation unit value:
Beginning of period	$11.12	$11.21	$10.90	$10.34
End of period	$11.61	$11.12	$11.21	$10.90
Accumulation units outstanding at the end of period	178,611	53,832	49,837	13,959

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL Tactical ETF Growth Division
Accumulation unit value:
Beginning of period	$12.61	$12.75	$12.33	N/A
End of period	$13.53	$12.61	$12.75	N/A
Accumulation units outstanding at the end of period	82,780	71,747	40,252	N/A

JNL Tactical ETF Moderate Division
Accumulation unit value:
Beginning of period	$12.01	$12.12	$11.73	$10.43
End of period	$12.72	$12.01	$12.12	$11.73
Accumulation units outstanding at the end of period	202,348	175,200	29,587	92,805

JNL/AB Dynamic Asset Allocation Division
Accumulation unit value:
Beginning of period	$9.92	$10.20	N/A	N/A
End of period	$10.20	$9.92	N/A	N/A
Accumulation units outstanding at the end of period	17,580	13,103	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	$11.67	$11.07	N/A	N/A
End of period	$11.59	$11.67	N/A	N/A
Accumulation units outstanding at the end of period	78,350	62,132	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	$15.22	$14.46	$13.54	N/A
End of period	$16.42	$15.22	$14.46	N/A
Accumulation units outstanding at the end of period	227,571	224,647	206,660	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.59	$16.61	$15.24	N/A
End of period	$18.23	$16.59	$16.61	N/A
Accumulation units outstanding at the end of period	253,803	200,155	203,476	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.45	$12.17	$12.69	N/A
End of period	$11.68	$11.45	$12.17	N/A
Accumulation units outstanding at the end of period	144,824	82,044	52,825	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	$11.37	$11.25	$10.43	$9.84
End of period	$10.28	$11.37	$11.25	$10.43
Accumulation units outstanding at the end of period	135,376	156,534	143,327	145,199

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/AQR Risk Parity Division
Accumulation unit value:
Beginning of period	$9.50	$10.71	N/A	N/A
End of period	$10.30	$9.50	N/A	N/A
Accumulation units outstanding at the end of period	7,046	7,046	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.83	$12.12	$12.04	$10.65
End of period	$12.17	$11.83	$12.12	$12.04
Accumulation units outstanding at the end of period	320,811	393,417	532,218	291,251

JNL/BlackRock Global Long Short Credit Division
Accumulation unit value:
Beginning of period	$9.79	$10.03	$10.03	N/A
End of period	$9.95	$9.79	$10.03	N/A
Accumulation units outstanding at the end of period	67,685	74,244	166,904	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.23	$9.59	$11.31	N/A
End of period	$9.05	$7.23	$9.59	N/A
Accumulation units outstanding at the end of period	119,786	94,259	36,028	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	$10.3	N/A	N/A	N/A
End of period	$10.39	N/A	N/A	N/A
Accumulation units outstanding at the end of period	78,178	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$12.69	$15.75	$14.84	$12.15
End of period	$14.13	$12.69	$15.75	$14.84
Accumulation units outstanding at the end of period	408,332	508,901	789,393	409,801

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$27.27	$28.16	$25.93	N/A
End of period	$30.75	$27.27	$28.16	N/A
Accumulation units outstanding at the end of period	197,328	66,756	59,125	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/DFA U.S. Micro Cap Division
Accumulation unit value:
Beginning of period	$13.60	$14.45	$14.31	N/A
End of period	$17.05	$13.60	$14.45	N/A
Accumulation units outstanding at the end of period	190,854	169,294	196,526	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	$10.96	N/A	N/A	N/A
End of period	$12.89	N/A	N/A	N/A
Accumulation units outstanding at the end of period	242,683	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.56	$10.50	$9.97	N/A
End of period	$10.66	$10.56	$10.50	N/A
Accumulation units outstanding at the end of period	744,440	450,013	226,070	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	$9.88	$9.79	$9.45	N/A
End of period	$10.40	$9.88	$9.79	N/A
Accumulation units outstanding at the end of period	99,983	83,926	47,005	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	$12.76	$13.57	$12.94	N/A
End of period	$13.52	$12.76	$13.57	N/A
Accumulation units outstanding at the end of period	30,307	10,208	48,754	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	$11.70	$12.22	$11.35	$10.18
End of period	$12.51	$11.70	$12.22	$11.35
Accumulation units outstanding at the end of period	230,599	232,929	365,331	260,141

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.48	$13.89	$14.63	$11.96
End of period	$12.79	$12.48	$13.89	$14.63
Accumulation units outstanding at the end of period	152,078	173,245	226,982	143,603

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.21	$11.82	$12.00	$11.72
End of period	$11.51	$11.21	$11.82	$12.00
Accumulation units outstanding at the end of period	143,246	232,972	262,354	177,394

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.26	$14.47	$14.18	N/A
End of period	$14.96	$13.26	$14.47	N/A
Accumulation units outstanding at the end of period	122,560	134,175	204,674	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.39	$10.12	$11.29	N/A
End of period	$10.15	$10.39	$10.12	N/A
Accumulation units outstanding at the end of period	71,688	240,394	204,468	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.21	$12.93	$13.75	$15.09
End of period	$12.09	$11.21	$12.93	$13.75
Accumulation units outstanding at the end of period	43,821	59,035	66,671	73,860

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	$8.79	N/A	N/A	N/A
End of period	$9.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,027	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.59	$8.08	$7.33	N/A
End of period	$7.25	$7.59	$8.08	N/A
Accumulation units outstanding at the end of period	14,115	13,122	7,162	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.95	$17.30	$15.21	$14.96
End of period	$17.17	$16.95	$17.30	$15.21
Accumulation units outstanding at the end of period	129,924	144,671	193,235	167,679

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$20.96	$21.63	$21.82	N/A
End of period	$20.48	$20.96	$21.63	N/A
Accumulation units outstanding at the end of period	85,442	178,667	165,519	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$26.01	$26.78	$25.07	N/A
End of period	$28.69	$26.01	$26.78	N/A
Accumulation units outstanding at the end of period	81,625	84,107	51,462	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$43.68	$42.87	$38.99	N/A
End of period	$43.43	$43.68	$42.87	N/A
Accumulation units outstanding at the end of period	54,419	74,454	57,735	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$10.43	$12.97	$13.84	N/A
End of period	$12.31	$10.43	$12.97	N/A
Accumulation units outstanding at the end of period	156,976	84,991	59,309	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	$11.59	$11.23	$11.51	N/A
End of period	$10.88	$11.59	$11.23	N/A
Accumulation units outstanding at the end of period	33,708	71,758	39,990	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$14.76	$14.94	$14.30	N/A
End of period	$14.88	$14.76	$14.94	N/A
Accumulation units outstanding at the end of period	83,319	122,926	49,909	N/A

JNL/Mellon Capital Communications Sector Division
Accumulation unit value:
Beginning of period	$8.37	$8.24	N/A	N/A
End of period	$10.23	$8.37	N/A	N/A
Accumulation units outstanding at the end of period	24,366	11,069	N/A	N/A

JNL/Mellon Capital Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$24.53	$23.42	$21.37	N/A
End of period	$25.75	$24.53	$23.42	N/A
Accumulation units outstanding at the end of period	43,668	89,385	37,783	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$7.96	$9.50	$9.97	N/A
End of period	$8.66	$7.96	$9.50	N/A
Accumulation units outstanding at the end of period	555,872	65,341	70,910	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$14.29	$14.73	$15.42	N/A
End of period	$13.87	$14.29	$14.73	N/A
Accumulation units outstanding at the end of period	50,546	62,183	51,531	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$12.40	$12.68	$11.34	N/A
End of period	$15.22	$12.40	$12.68	N/A
Accumulation units outstanding at the end of period	107,767	70,464	75,760	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$28.53	$27.07	$21.87	$15.70
End of period	$27.14	$28.53	$27.07	$21.87
Accumulation units outstanding at the end of period	97,300	208,563	171,546	97,491

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$17.58	$17.97	$19.34	N/A
End of period	$17.53	$17.58	$17.97	N/A
Accumulation units outstanding at the end of period	379,630	161,138	151,733	N/A

JNL/Mellon Capital NASDAQ 100 Division
Accumulation unit value:
Beginning of period	$22.55	$22.48	$19.19	N/A
End of period	$24.07	$22.55	$22.48	N/A
Accumulation units outstanding at the end of period	53,808	47,690	21,159	N/A

JNL/Mellon Capital Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$29.00	$38.21	$43.10	$34.76
End of period	$36.49	$29.00	$38.21	$43.10
Accumulation units outstanding at the end of period	50,342	46,730	17,539	14,852

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$16.67	$16.06	$15.73	N/A
End of period	$18.07	$16.67	$16.06	N/A
Accumulation units outstanding at the end of period	27,736	33,367	15,212	N/A

JNL/Mellon Capital S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$26.68	$27.72	$25.66	N/A
End of period	$31.70	$26.68	$27.72	N/A
Accumulation units outstanding at the end of period	157,783	112,848	77,584	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.71	$18.75	$16.77	$12.88
End of period	$20.61	$18.71	$18.75	$16.77
Accumulation units outstanding at the end of period	272,520	234,013	216,090	151,199

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.62	$16.63	$16.25	N/A
End of period	$20.76	$15.62	$16.63	N/A
Accumulation units outstanding at the end of period	73,599	33,102	54,344	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$22.67	$24.02	$23.20	N/A
End of period	$28.22	$22.67	$24.02	N/A
Accumulation units outstanding at the end of period	113,317	67,247	38,480	N/A

JNL/Mellon Capital Technology Sector Division
Accumulation unit value:
Beginning of period	$12.15	$11.76	$9.86	N/A
End of period	$13.61	$12.15	$11.76	N/A
Accumulation units outstanding at the end of period	534,985	369,257	146,509	N/A

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	$11.13	$11.90	$9.53	N/A
End of period	$12.86	$11.13	$11.90	N/A
Accumulation units outstanding at the end of period	293,866	317,670	335,821	N/A

JNL/MMRS Conservative Division
Accumulation unit value:
Beginning of period	$10.06	$10.41	N/A	N/A
End of period	$10.35	$10.06	N/A	N/A
Accumulation units outstanding at the end of period	996,675	1,708,015	N/A	N/A

JNL/MMRS Growth Division
Accumulation unit value:
Beginning of period	$9.67	N/A	N/A	N/A
End of period	$9.82	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,078	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/MMRS Moderate Division
Accumulation unit value:
Beginning of period	$9.80	$10.38	N/A	N/A
End of period	$9.99	$9.80	N/A	N/A
Accumulation units outstanding at the end of period	337,804	808,311	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	$10.06	$9.98	$9.77	$10.07
End of period	$9.79	$10.06	$9.98	$9.77
Accumulation units outstanding at the end of period	9,250	4,095	4,095	16,655

JNL/Neuberger Berman Risk Balanced Commodity Strategy Division
Accumulation unit value:
Beginning of period	$5.69	$7.68	N/A	N/A
End of period	$6.30	$5.69	N/A	N/A
Accumulation units outstanding at the end of period	56,812	15,471	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	$9.75	$10.16	$10.38	$10.16
End of period	$9.98	$9.75	$10.16	$10.38
Accumulation units outstanding at the end of period	154,251	165,667	78,022	214,510

JNL/Oppenheimer Emerging Markets Innovator Division
Accumulation unit value:
Beginning of period	$8.43	N/A	N/A	N/A
End of period	$8.30	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,604	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	$10.71	$10.93	$10.27	$10.56
End of period	$11.26	$10.71	$10.93	$10.27
Accumulation units outstanding at the end of period	90,619	63,392	88,400	11,223

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.46	$14.05	$13.75	$15.30
End of period	$14.00	$13.46	$14.05	$13.75
Accumulation units outstanding at the end of period	58,334	65,315	78,584	52,531

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$20.91	$21.05	$20.47	$21.14
End of period	$21.24	$20.91	$21.05	$20.47
Accumulation units outstanding at the end of period	371,557	222,591	93,477	81,220

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.61	$10.86	$10.96	$10.62
End of period	$11.48	$10.61	$10.86	$10.96
Accumulation units outstanding at the end of period	659,727	460,291	646,305	842,316

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.98	$20.61	$20.81	$19.45
End of period	$21.97	$18.98	$20.61	$20.81
Accumulation units outstanding at the end of period	133,487	146,248	153,888	1,145,583

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	$9.37	$9.84	$10.09	N/A
End of period	$10.30	$9.37	$9.84	N/A
Accumulation units outstanding at the end of period	40,201	31,291	39,732	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.44	$16.98	$15.54	N/A
End of period	$19.45	$15.44	$16.98	N/A
Accumulation units outstanding at the end of period	71,109	34,946	45,119	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$15.94	N/A	N/A	N/A
End of period	$16.67	N/A	N/A	N/A
Accumulation units outstanding at the end of period	52,022	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.76	$14.98	$15.06	$10.75
End of period	$15.80	$14.76	$14.98	$15.06
Accumulation units outstanding at the end of period	164,174	217,191	337,930	258,599

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.25	$20.50	$18.12	N/A
End of period	$21.00	$19.25	$20.50	N/A
Accumulation units outstanding at the end of period	644,571	559,709	537,409	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	$9.13	N/A	N/A	N/A
End of period	$9.77	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,661	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$10.01	$11.33	N/A	N/A
End of period	$11.68	$10.01	N/A	N/A
Accumulation units outstanding at the end of period	108,019	93,034	N/A	N/A

JNL/Scout Unconstrained Bond Division
Accumulation unit value:
Beginning of period	$9.40	$9.55	N/A	N/A
End of period	$9.71	$9.40	N/A	N/A
Accumulation units outstanding at the end of period	209,637	37,701	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$12.01	$11.62	$10.51	N/A
End of period	$12.80	$12.01	$11.62	N/A
Accumulation units outstanding at the end of period	843,839	750,415	353,595	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$58.62	$53.54	$49.80	N/A
End of period	$58.80	$58.62	$53.54	N/A
Accumulation units outstanding at the end of period	77,436	75,596	36,732	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.60	$10.68	$10.76	$10.87
End of period	$10.64	$10.60	$10.68	$10.76
Accumulation units outstanding at the end of period	935,799	1,206,633	1,150,462	456,893

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$25.71	$26.48	$23.64	$17.43
End of period	$28.18	$25.71	$26.48	$23.64
Accumulation units outstanding at the end of period	93,422	169,025	181,126	165,956

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	$15.52	$15.97	$14.54	N/A
End of period	$18.20	$15.52	$15.97	N/A
Accumulation units outstanding at the end of period	92,566	103,718	76,106	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013
JNL/Van Eck International Gold Division
Accumulation unit value:
Beginning of period	$3.12	$4.30	$4.63	N/A
End of period	$4.73	$3.12	$4.30	N/A
Accumulation units outstanding at the end of period	139,681	582,834	635,521	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	$10.75	$10.27	$10.49	N/A
End of period	$10.65	$10.75	$10.27	N/A
Accumulation units outstanding at the end of period	—	—	38,947	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	$9.42	N/A	N/A	N/A
End of period	$9.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,275	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$41.95	$42.81	$39.40	N/A
End of period	$45.99	$41.95	$42.81	N/A
Accumulation units outstanding at the end of period	192,395	143,448	78,116	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$12.84	$12.98	$13.12	$13.27
End of period	$12.70	$12.84	$12.98	$13.12
Accumulation units outstanding at the end of period	1,417,896	988,744	720,778	1,026,867

APPENDIX A

Jackson National Separate Account I

Financial Statements

December 31, 2016

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JG - Alt 100 Fund	JG - Conservative Fund	JG - Equity 100 Fund	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Assets
Investments, at fair value (a)	$366,873,846	$136,743,948	$76,107,856	$65,929,480	$259,664,510	$37,744,344	$218,945,158	$413,769,071	$801,541,627	$13,156,219
Receivables:
Investments in Fund shares sold	377,922	35,651	5,945	115,054	132,310	17,281	36,448	131,229	402,956	1,580
Investment Division units sold	120,147	446,460	232,861	175,812	97,150	2,396	58,523	14,557	268,377	7,581
Total assets	367,371,915	137,226,059	76,346,662	66,220,346	259,893,970	37,764,021	219,040,129	413,914,857	802,212,960	13,165,380

Liabilities
Payables:
Investments in Fund shares purchased	120,147	446,460	232,861	175,812	97,150	2,396	58,523	14,557	268,377	7,581
Investment Division units redeemed	367,568	31,622	3,821	113,156	125,138	16,192	30,373	119,316	380,243	1,205
Insurance fees due to Jackson	10,354	4,029	2,124	1,898	7,172	1,089	6,075	11,913	22,713	375
Total liabilities	498,069	482,111	238,806	290,866	229,460	19,677	94,971	145,786	671,333	9,161
Net assets (Note 7)	$366,873,846	$136,743,948	$76,107,856	$65,929,480	$259,664,510	$37,744,344	$218,945,158	$413,769,071	$801,541,627	$13,156,219

(a) Investments in Funds, shares outstanding	36,180,853	12,453,911	6,177,586	6,606,160	22,579,523	3,923,528	17,431,939	34,741,316	66,133,798	1,420,758
Investments in Funds, at cost	$383,741,785	$134,764,636	$76,652,035	$65,621,833	$252,295,743	$38,441,056	$214,584,063	$406,125,705	$786,019,642	$13,634,799

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets
Investments, at fair value (a)	$102,351,539	$159,685,032	$224,102,370	$85,586,114	$214,677,331	$32,115,715	$55,402,908	$53,986,591	$707,919,269	$35,922,935
Receivables:
Investments in Fund shares sold	72,952	5,485	60,066	92,990	94,538	56,520	133,088	4,680	207,847	53,036
Investment Division units sold	103,975	44,904	38,053	43,143	269,546	325	132,427	65,916	1,547,217	14,570
Total assets	102,528,466	159,735,421	224,200,489	85,722,247	215,041,415	32,172,560	55,668,423	54,057,187	709,674,333	35,990,541

Liabilities
Payables:
Investments in Fund shares purchased	103,975	44,904	38,053	43,143	269,546	325	132,427	65,916	1,547,217	14,570
Investment Division units redeemed	69,975	990	53,641	90,583	88,519	55,601	131,510	3,177	182,696	52,012
Insurance fees due to Jackson	2,977	4,495	6,425	2,407	6,019	919	1,578	1,503	25,151	1,024
Total liabilities	176,927	50,389	98,119	136,133	364,084	56,845	265,515	70,596	1,755,064	67,606
Net assets (Note 7)	$102,351,539	$159,685,032	$224,102,370	$85,586,114	$214,677,331	$32,115,715	$55,402,908	$53,986,591	$707,919,269	$35,922,935

(a) Investments in Funds, shares outstanding	9,146,697	13,088,937	18,832,132	7,283,925	12,786,023	2,509,040	5,831,885	5,554,176	66,160,679	3,707,217
Investments in Funds, at cost	$101,126,627	$158,462,121	$220,684,030	$84,642,340	$191,569,682	$47,349,576	$58,712,250	$57,980,564	$715,213,098	$36,589,495

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund
Assets
Investments, at fair value (a)	$31,716,035	$116,057,876	$41,512,037	$—	$13,663,054	$12,030,710	$85,904,321	$185,994,980	$15,725,406	$793,775,180
Receivables:
Investments in Fund shares sold	58,664	66,303	37,648	—	475	2,847	28,379	70,435	8,039	180,329
Investment Division units sold	112,516	13,770	21,534	—	47,883	34,575	17,119	586,862	—	2,968,453
Total assets	31,887,215	116,137,949	41,571,219	—	13,711,412	12,068,132	85,949,819	186,652,277	15,733,445	796,923,962

Liabilities
Payables:
Investments in Fund shares purchased	112,516	13,770	21,534	—	47,883	34,575	17,119	586,862	—	2,968,453
Investment Division units redeemed	57,763	62,990	36,515	—	94	2,512	25,938	63,822	7,587	157,832
Insurance fees due to Jackson	901	3,313	1,133	—	381	335	2,441	6,613	452	22,497
Total liabilities	171,180	80,073	59,182	—	48,358	37,422	45,498	657,297	8,039	3,148,782
Net assets (Note 7)	$31,716,035	$116,057,876	$41,512,037	$—	$13,663,054	$12,030,710	$85,904,321	$185,994,980	$15,725,406	$793,775,180

(a) Investments in Funds, shares outstanding	2,794,364	9,953,506	3,916,230	—	1,399,903	926,865	8,547,694	16,621,535	1,757,029	62,749,026
Investments in Funds, at cost	$32,618,104	$115,636,614	$45,931,247	$—	$14,086,353	$12,260,021	$89,331,165	$186,388,399	$16,651,240	$755,405,854

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A
Assets
Investments, at fair value (a)	$117,216,001	$19,627,199	$53,403,575	$12,385,965	$528,828,949	$833,490,775	$1,326,898,624	$1,731,173,686	$1,429,520,271	$1,796,230,946
Receivables:
Investments in Fund shares sold	103,486	542	11,358	359	149,083	121,841	1,250,035	487,594	646,843	712,378
Investment Division units sold	126,246	42,577	133,160	36,830	11,883	275,308	912,626	639,609	63,607	359,369
Total assets	117,445,733	19,670,318	53,548,093	12,423,154	528,989,915	833,887,924	1,329,061,285	1,732,300,889	1,430,230,721	1,797,302,693

Liabilities
Payables:
Investments in Fund shares purchased	126,246	42,577	133,160	36,830	11,883	275,308	912,626	639,609	63,607	359,369
Investment Division units redeemed	100,161	—	9,864	17	129,407	89,469	1,198,618	421,272	592,147	642,725
Insurance fees due to Jackson	3,325	542	1,494	342	19,676	32,372	51,417	66,322	54,696	69,653
Total liabilities	229,732	43,119	144,518	37,189	160,966	397,149	2,162,661	1,127,203	710,450	1,071,747
Net assets (Note 7)	$117,216,001	$19,627,199	$53,403,575	$12,385,965	$528,828,949	$833,490,775	$1,326,898,624	$1,731,173,686	$1,429,520,271	$1,796,230,946

(a) Investments in Funds, shares outstanding	7,621,326	1,520,310	5,639,237	1,124,974	36,097,539	77,896,334	110,852,015	151,458,765	95,748,176	118,563,099
Investments in Funds, at cost	$104,202,153	$17,879,804	$56,521,880	$12,463,786	$554,245,693	$784,877,096	$1,240,239,151	$1,611,872,759	$1,411,027,687	$1,797,482,382
See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A	JNL Multi-Manager Mid Cap Fund - A	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Assets
Investments, at fair value (a)	$2,464,155,117	$8,634,713	$9,406,814	$914,390,622	$629,858,586	$32,915,503	$1,618,553,220	$2,709,921,993	$445,048,060	$465,842,540
Receivables:
Investments in Fund shares sold	3,613,446	292	55,643	770,720	277,029	58,263	2,320,566	839,701	124,142	520,995
Investment Division units sold	332,468	1,175	59,066	517,086	510,695	47,477	1,341,581	2,494,721	214,235	250,157
Total assets	2,468,101,031	8,636,180	9,521,523	915,678,428	630,646,310	33,021,243	1,622,215,367	2,713,256,415	445,386,437	466,613,692

Liabilities
Payables:
Investments in Fund shares purchased	332,468	1,175	59,066	517,086	510,695	47,477	1,341,581	2,494,721	214,235	250,157
Investment Division units redeemed	3,516,487	53	55,314	735,033	253,037	57,340	2,257,724	734,626	106,659	503,122
Insurance fees due to Jackson	96,959	239	329	35,687	23,992	923	62,842	105,075	17,483	17,873
Total liabilities	3,945,914	1,467	114,709	1,287,806	787,724	105,740	3,662,147	3,334,422	338,377	771,152
Net assets (Note 7)	$2,464,155,117	$8,634,713	$9,406,814	$914,390,622	$629,858,586	$32,915,503	$1,618,553,220	$2,709,921,993	$445,048,060	$465,842,540

(a) Investments in Funds, shares outstanding	159,080,382	896,647	881,613	44,955,291	43,259,518	3,205,015	125,761,711	142,853,031	43,933,668	35,025,755
Investments in Funds, at cost	$2,484,302,864	$8,622,647	$9,267,952	$1,056,066,138	$595,387,910	$32,654,744	$1,524,459,445	$2,185,525,276	$470,256,363	$450,800,508

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Assets
Investments, at fair value (a)	$3,816,910,553	$1,298,868,379	$1,038,030,928	$861,365,303	$185,285,046	$3,534,757,397	$1,379,406,158	$947,422,145	$32,091,097	$764,545,453
Receivables:
Investments in Fund shares sold	1,616,918	836,244	261,614	115,011	220,084	951,520	885,965	721,487	188,703	284,427
Investment Division units sold	6,009,967	858,979	1,419,938	832,939	77,521	1,083,130	281,371	739,542	94,955	1,000,110
Total assets	3,824,537,438	1,300,563,602	1,039,712,480	862,313,253	185,582,651	3,536,792,047	1,380,573,494	948,883,174	32,374,755	765,829,990

Liabilities
Payables:
Investments in Fund shares purchased	6,009,967	858,979	1,419,938	832,939	77,521	1,083,130	281,371	739,542	94,955	1,000,110
Investment Division units redeemed	1,475,237	786,543	222,536	81,676	214,601	819,085	832,547	685,039	187,799	256,368
Insurance fees due to Jackson	141,681	49,701	39,078	33,335	5,483	132,435	53,418	36,448	904	28,059
Total liabilities	7,626,885	1,695,223	1,681,552	947,950	297,605	2,034,650	1,167,336	1,461,029	283,658	1,284,537
Net assets (Note 7)	$3,816,910,553	$1,298,868,379	$1,038,030,928	$861,365,303	$185,285,046	$3,534,757,397	$1,379,406,158	$947,422,145	$32,091,097	$764,545,453

(a) Investments in Funds, shares outstanding	209,260,447	95,928,241	86,646,989	84,117,705	21,849,652	313,921,616	49,744,182	103,884,007	3,121,702	59,175,345
Investments in Funds, at cost	$3,227,524,119	$1,216,215,849	$1,033,268,266	$918,158,220	$221,769,489	$3,610,626,364	$1,322,722,164	$979,059,952	$32,054,027	$836,296,351

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/Crescent High Income Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/FPA + DoubleLine Flexible Allocation - A	JNL/Franklin Templeton Founding Strategy Fund - A
Assets
Investments, at fair value (a)	$434,844,247	$—	$422,224,194	$25,679,012	$827,642,156	$3,341,968	$82,509,545	$—	$1,921,674,656	$1,368,550,174
Receivables:
Investments in Fund shares sold	125,169	—	119,749	25,392	204,449	851	11,366	—	1,297,586	521,795
Investment Division units sold	99,845	—	71,862	102,084	679,100	116,772	177,037	—	221,923	319,708
Total assets	435,069,261	—	422,415,805	25,806,488	828,525,705	3,459,591	82,697,948	—	1,923,194,165	1,369,391,677

Liabilities
Payables:
Investments in Fund shares purchased	99,845	—	71,862	102,084	679,100	116,772	177,037	—	221,923	319,708
Investment Division units redeemed	108,108	—	102,934	24,453	173,424	759	9,007	—	1,222,884	467,882
Insurance fees due to Jackson	17,061	—	16,815	939	31,025	92	2,359	—	74,702	53,913
Total liabilities	225,014	—	191,611	127,476	883,549	117,623	188,403	—	1,519,509	841,503
Net assets (Note 7)	$434,844,247	$—	$422,224,194	$25,679,012	$827,642,156	$3,341,968	$82,509,545	$—	$1,921,674,656	$1,368,550,174

(a) Investments in Funds, shares outstanding	42,382,480	—	31,275,866	2,434,030	70,557,729	318,586	6,415,983	—	164,809,147	109,484,014
Investments in Funds, at cost	$435,263,322	$—	$467,322,667	$25,057,111	$745,166,876	$3,338,546	$76,365,813	$—	$2,059,154,627	$1,128,986,272

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A
Assets
Investments, at fair value (a)	$437,910,712	$628,659,529	$1,826,310,312	$467,003,298	$635,710,780	$922,948,787	$139,238,685	$712,755,444	$315,243,570	$14,779,213
Receivables:
Investments in Fund shares sold	191,464	716,428	701,266	535,350	217,014	630,337	55,697	457,253	263,058	414
Investment Division units sold	156,536	102,676	1,121,592	315,526	876,150	405,570	99,159	285,090	367,705	3,394
Total assets	438,258,712	629,478,633	1,828,133,170	467,854,174	636,803,944	923,984,694	139,393,541	713,497,787	315,874,333	14,783,021

Liabilities
Payables:
Investments in Fund shares purchased	156,536	102,676	1,121,592	315,526	876,150	405,570	99,159	285,090	367,705	3,394
Investment Division units redeemed	174,340	692,722	631,653	517,754	192,057	594,247	50,581	429,242	250,969	—
Insurance fees due to Jackson	17,124	23,706	69,613	17,596	24,957	36,090	5,116	28,011	12,089	414
Total liabilities	348,000	819,104	1,822,858	850,876	1,093,164	1,035,907	154,856	742,343	630,763	3,808
Net assets (Note 7)	$437,910,712	$628,659,529	$1,826,310,312	$467,003,298	$635,710,780	$922,948,787	$139,238,685	$712,755,444	$315,243,570	$14,779,213

(a) Investments in Funds, shares outstanding	43,143,912	60,681,422	161,334,833	53,008,320	56,207,850	79,770,855	13,923,868	65,570,878	30,224,695	1,497,387
Investments in Funds, at cost	$445,353,048	$684,725,035	$1,799,974,092	$505,734,469	$578,845,833	$956,908,500	$168,476,358	$733,394,137	$331,826,792	$13,635,843

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A
Assets
Investments, at fair value (a)	$372,286,970	$1,290,374,712	$795,885,785	$—	$340,611,774	$1,132,274,489	$915,468,661	$901,338,616	$385,021,223	$392,562,094
Receivables:
Investments in Fund shares sold	410,141	614,851	112,655	—	175,293	627,227	564,946	452,126	134,447	85,512
Investment Division units sold	172,927	572,027	1,047,323	—	179,899	595,386	441,529	854,182	167,336	1,761,266
Total assets	372,870,038	1,291,561,590	797,045,763	—	340,966,966	1,133,497,102	916,475,136	902,644,924	385,323,006	394,408,872

Liabilities
Payables:
Investments in Fund shares purchased	172,927	572,027	1,047,323	—	179,899	595,386	441,529	854,182	167,336	1,761,266
Investment Division units redeemed	395,581	565,775	82,865	—	161,824	584,219	530,913	417,862	120,381	70,100
Insurance fees due to Jackson	14,560	49,076	29,790	—	13,469	43,008	34,033	34,264	14,066	15,412
Total liabilities	583,068	1,186,878	1,159,978	—	355,192	1,222,613	1,006,475	1,306,308	301,783	1,846,778
Net assets (Note 7)	$372,286,970	$1,290,374,712	$795,885,785	$—	$340,611,774	$1,132,274,489	$915,468,661	$901,338,616	$385,021,223	$392,562,094

(a) Investments in Funds, shares outstanding	53,876,551	135,401,334	68,316,376	—	21,288,236	55,286,840	33,806,081	68,751,992	42,685,280	32,988,411
Investments in Funds, at cost	$408,124,355	$1,370,727,650	$822,193,487	$—	$302,704,209	$1,074,453,970	$1,007,398,505	$931,491,461	$433,910,689	$322,090,784

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/MC Bond Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Assets
Investments, at fair value (a)	$814,434,026	$676,628,326	$323,938,262	$764,416,661	$1,094,403,486	$208,585,558	$2,217,324,201	$4,756,967,365	$1,732,505,778	$71,847,715
Receivables:
Investments in Fund shares sold	439,114	163,042	345,640	291,469	521,377	38,702	728,737	1,970,102	1,530,292	40,239
Investment Division units sold	728,573	688,170	277,191	215,535	708,673	745,713	1,369,057	4,759,751	1,426,488	127,965
Total assets	815,601,713	677,479,538	324,561,093	764,923,665	1,095,633,536	209,369,973	2,219,421,995	4,763,697,218	1,735,462,558	72,015,919

Liabilities
Payables:
Investments in Fund shares purchased	728,573	688,170	277,191	215,535	708,673	745,713	1,369,057	4,759,751	1,426,488	127,965
Investment Division units redeemed	408,114	136,871	333,328	262,019	480,070	30,788	643,875	1,789,651	1,463,390	38,196
Insurance fees due to Jackson	31,000	26,171	12,312	29,450	41,307	7,914	84,862	180,451	66,902	2,043
Total liabilities	1,167,687	851,212	622,831	507,004	1,230,050	784,415	2,097,794	6,729,853	2,956,780	168,204
Net assets (Note 7)	$814,434,026	$676,628,326	$323,938,262	$764,416,661	$1,094,403,486	$208,585,558	$2,217,324,201	$4,756,967,365	$1,732,505,778	$71,847,715

(a) Investments in Funds, shares outstanding	70,028,721	77,506,108	28,768,940	60,285,226	85,366,887	14,898,968	109,227,793	255,065,274	94,157,923	5,789,502
Investments in Funds, at cost	$833,204,768	$727,726,282	$364,745,231	$653,977,152	$1,127,486,261	$212,478,543	$1,956,723,726	$3,992,286,783	$1,483,171,514	$68,430,476

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Assets
Investments, at fair value (a)	$379,282,882	$45,129,980	$181,443,658	$102,227,534	$498,914,692	$8,931,979	$1,201,731,404	$1,134,261,639	$2,956,841,830	$1,282,976,258
Receivables:
Investments in Fund shares sold	564,607	18,216	26,968	77,922	245,801	1,002	580,080	366,155	2,096,449	290,745
Investment Division units sold	7,038	14,923	81,817	93,607	337,365	22,224	229,875	695,851	731,205	1,775,857
Total assets	379,854,527	45,163,119	181,552,443	102,399,063	499,497,858	8,955,205	1,202,541,359	1,135,323,645	2,959,669,484	1,285,042,860

Liabilities
Payables:
Investments in Fund shares purchased	7,038	14,923	81,817	93,607	337,365	22,224	229,875	695,851	731,205	1,775,857
Investment Division units redeemed	553,586	16,951	21,809	73,939	226,129	757	532,673	321,661	1,980,982	242,209
Insurance fees due to Jackson	11,021	1,265	5,159	3,983	19,672	245	47,407	44,494	115,467	48,536
Total liabilities	571,645	33,139	108,785	171,529	583,166	23,226	809,955	1,062,006	2,827,654	2,066,602
Net assets (Note 7)	$379,282,882	$45,129,980	$181,443,658	$102,227,534	$498,914,692	$8,931,979	$1,201,731,404	$1,134,261,639	$2,956,841,830	$1,282,976,258

(a) Investments in Funds, shares outstanding	35,580,008	4,463,895	17,633,009	9,370,076	46,714,859	1,057,039	87,462,256	117,540,066	240,198,362	121,264,297
Investments in Funds, at cost	$383,532,899	$46,190,171	$185,247,245	$115,137,565	$507,011,008	$9,180,528	$1,188,639,325	$1,327,553,737	$3,054,610,712	$1,298,617,245

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A
Assets
Investments, at fair value (a)	$1,627,383,574	$666,248,398	$727,296,658	$233,731,243	$206,320,732	$417,456,434	$6,640,845,302	$1,026,738,998	$3,658,768,538	$23,925,861
Receivables:
Investments in Fund shares sold	1,432,082	385,808	347,357	165,591	119,382	179,881	3,006,873	480,036	563,245	64,502
Investment Division units sold	2,101,057	1,700,420	1,176,486	1,134,712	302,422	80,398	2,213,631	764,939	3,049,735	1,870
Total assets	1,630,916,713	668,334,626	728,820,501	235,031,546	206,742,536	417,716,713	6,646,065,806	1,027,983,973	3,662,381,518	23,992,233

Liabilities
Payables:
Investments in Fund shares purchased	2,101,057	1,700,420	1,176,486	1,134,712	302,422	80,398	2,213,631	764,939	3,049,735	1,870
Investment Division units redeemed	1,369,115	360,471	318,224	156,990	111,198	165,415	2,757,395	440,304	421,468	63,824
Insurance fees due to Jackson	62,967	25,337	29,133	8,601	8,184	14,466	249,478	39,732	141,777	678
Total liabilities	3,533,139	2,086,228	1,523,843	1,300,303	421,804	260,279	5,220,504	1,244,975	3,612,980	66,372
Net assets (Note 7)	$1,627,383,574	$666,248,398	$727,296,658	$233,731,243	$206,320,732	$417,456,434	$6,640,845,302	$1,026,738,998	$3,658,768,538	$23,925,861

(a) Investments in Funds, shares outstanding	120,905,169	45,539,877	55,518,829	19,942,939	9,810,781	47,384,385	375,401,091	71,301,319	234,386,197	2,502,705
Investments in Funds, at cost	$1,602,824,847	$628,329,191	$639,933,594	$238,871,944	$172,639,790	$474,007,175	$6,150,102,043	$1,109,897,618	$3,387,648,531	$24,080,064

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A
Assets
Investments, at fair value (a)	$788,428,749	$1,687,676,272	$1,446,988,844	$4,668,928,366	$2,985,773,323	$5,588,111,124	$276,616,528	$562,315,425	$46,195,313	$3,344,432,388
Receivables:
Investments in Fund shares sold	850,735	408,066	835,437	2,497,385	1,044,905	2,614,394	176,179	572,726	40,437	2,084,599
Investment Division units sold	188,494	608,502	790,734	647,273	381,285	815,835	272,307	384,917	102,547	2,306,453
Total assets	789,467,978	1,688,692,840	1,448,615,015	4,672,073,024	2,987,199,513	5,591,541,353	277,065,014	563,273,068	46,338,297	3,348,823,440

Liabilities
Payables:
Investments in Fund shares purchased	188,494	608,502	790,734	647,273	381,285	815,835	272,307	384,917	102,547	2,306,453
Investment Division units redeemed	820,376	341,813	777,393	2,314,227	927,466	2,394,894	166,028	551,073	39,118	1,957,599
Insurance fees due to Jackson	30,359	66,253	58,044	183,158	117,439	219,500	10,151	21,653	1,319	127,000
Total liabilities	1,039,229	1,016,568	1,626,171	3,144,658	1,426,190	3,430,229	448,486	957,643	142,984	4,391,052
Net assets (Note 7)	$788,428,749	$1,687,676,272	$1,446,988,844	$4,668,928,366	$2,985,773,323	$5,588,111,124	$276,616,528	$562,315,425	$46,195,313	$3,344,432,388

(a) Investments in Funds, shares outstanding	62,326,383	93,655,731	115,206,118	299,674,478	215,113,352	369,584,069	23,703,216	42,279,355	4,652,096	96,409,120
Investments in Funds, at cost	$899,240,475	$1,391,553,506	$1,353,460,643	$3,861,855,240	$2,631,346,486	$4,741,060,837	$261,966,461	$577,901,966	$45,554,838	$3,035,389,773
See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A
Assets
Investments, at fair value (a)	$3,355,489,891	$986,933,704	$1,508,137,074	$3,252,280	$6,047,242,968	$1,512,917,966	$703,505,205	$129,578,621	$836,750,508	$557,994,496
Receivables:
Investments in Fund shares sold	1,060,106	170,725	445,100	6,191	2,152,495	3,930,955	272,735	216,911	392,055	631,309
Investment Division units sold	2,302,780	2,016,692	533,684	43,110	7,247,012	3,486,102	158,847	6,859	407,320	627,815
Total assets	3,358,852,777	989,121,121	1,509,115,858	3,301,581	6,056,642,475	1,520,335,023	703,936,787	129,802,391	837,549,883	559,253,620

Liabilities
Payables:
Investments in Fund shares purchased	2,302,780	2,016,692	533,684	43,110	7,247,012	3,486,102	158,847	6,859	407,320	627,815
Investment Division units redeemed	929,392	133,559	388,249	6,098	1,927,540	3,872,987	245,123	212,064	359,931	609,022
Insurance fees due to Jackson	130,714	37,166	56,851	93	224,955	57,968	27,612	4,847	32,124	22,287
Total liabilities	3,362,886	2,187,417	978,784	49,301	9,399,507	7,417,057	431,582	223,770	799,375	1,259,124
Net assets (Note 7)	$3,355,489,891	$986,933,704	$1,508,137,074	$3,252,280	$6,047,242,968	$1,512,917,966	$703,505,205	$129,578,621	$836,750,508	$557,994,496

(a) Investments in Funds, shares outstanding	84,055,358	100,400,173	96,675,453	335,287	273,136,539	1,512,917,966	30,693,944	8,553,044	45,749,071	25,749,631
Investments in Funds, at cost	$3,023,533,460	$997,805,761	$1,468,453,057	$3,217,330	$5,535,693,947	$1,512,917,966	$637,518,597	$114,691,282	$806,458,963	$402,597,099

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Assets
Investments, at fair value (a)	$1,020,004,742	$337,726,110	$2,298,246,288	$2,748,414,553	$1,068,389,268	$1,739,026,986	$523,521,086	$780,958,846	$1,334,907,346
Receivables:
Investments in Fund shares sold	501,814	210,384	1,340,004	1,036,909	704,740	1,304,722	438,148	561,062	470,335
Investment Division units sold	2,407,289	58,603	1,538,211	339,745	1,157,309	1,819,071	186,772	1,369,401	1,626,109
Total assets	1,022,913,845	337,995,097	2,301,124,503	2,749,791,207	1,070,251,317	1,742,150,779	524,146,006	782,889,309	1,337,003,790

Liabilities
Payables:
Investments in Fund shares purchased	2,407,289	58,603	1,538,211	339,745	1,157,309	1,819,071	186,772	1,369,401	1,626,109
Investment Division units redeemed	462,300	196,859	1,251,829	927,676	663,785	1,236,904	417,197	530,858	418,808
Insurance fees due to Jackson	39,514	13,525	88,175	109,233	40,955	67,818	20,951	30,204	51,527
Total liabilities	2,909,103	268,987	2,878,215	1,376,654	1,862,049	3,123,793	624,920	1,930,463	2,096,444
Net assets (Note 7)	$1,020,004,742	$337,726,110	$2,298,246,288	$2,748,414,553	$1,068,389,268	$1,739,026,986	$523,521,086	$780,958,846	$1,334,907,346

(a) Investments in Funds, shares outstanding	83,333,721	14,346,904	102,098,902	201,644,501	60,497,694	63,214,358	34,419,532	82,466,615	115,776,873
Investments in Funds, at cost	$885,639,777	$291,190,927	$2,367,617,659	$2,271,125,298	$1,145,794,975	$1,737,077,655	$747,258,019	$759,992,320	$1,172,173,935

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JG - Alt 100 Fund	JG - Conservative Fund	JG - Equity 100 Fund	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Investment income
Dividends	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Expenses
Asset-based charges (Note 3)	4,201,518	1,455,289	791,954	747,448	2,546,187	430,595	2,196,858	4,324,647	8,296,410	121,276
Total expenses	4,201,518	1,455,289	791,954	747,448	2,546,187	430,595	2,196,858	4,324,647	8,296,410	121,276
Net investment income (loss)	(4,201,518)	(1,455,289)	(791,954)	(747,448)	(2,546,187)	(430,595)	(2,196,858)	(4,324,647)	(8,296,410)	(121,276)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—	—	—	—
Investments	(5,885,690)	(197,976)	(1,531,563)	(214,794)	(861,368)	(662,334)	(1,931,035)	(1,326,858)	(4,117,208)	(256,674)
Net change in unrealized appreciation
(depreciation) on investments	6,066,594	6,186,775	6,380,549	3,415,107	16,208,913	2,459,766	16,795,904	22,339,957	48,578,218	1,365,207
Net realized and unrealized gain (loss)	180,904	5,988,799	4,848,986	3,200,313	15,347,545	1,797,432	14,864,869	21,013,099	44,461,010	1,108,533

Net increase (decrease) in net assets
from operations	$(4,020,614)	$4,533,510	$4,057,032	$2,452,865	$12,801,358	$1,366,837	$12,668,011	$16,688,452	$36,164,600	$987,257

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Investment income
Dividends	$1,200,281	$1,919,576	$2,717,835	$—	$—	$—	$1,610,280	$65,864	$11,758,686	$1,632,247

Expenses
Asset-based charges (Note 3)	965,996	1,515,397	2,137,193	871,551	1,878,049	286,244	632,323	397,639	8,689,636	354,776
Total expenses	965,996	1,515,397	2,137,193	871,551	1,878,049	286,244	632,323	397,639	8,689,636	354,776
Net investment income (loss)	234,285	404,179	580,642	(871,551)	(1,878,049)	(286,244)	977,957	(331,775)	3,069,050	1,277,471

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,914,676	8,370,144	7,678,710	—	—	—	—	2,943,928	—	—
Investments	152,309	180,898	441,908	(777,103)	1,992,487	(6,934,804)	(1,653,809)	(3,975,735)	1,303,846	(443,336)
Net change in unrealized appreciation
(depreciation) on investments	1,712,497	1,970,849	3,344,750	842,130	14,626,272	8,971,556	1,590,142	10,782,146	(3,866,001)	878,527
Net realized and unrealized gain (loss)	3,779,482	10,521,891	11,465,368	65,027	16,618,759	2,036,752	(63,667)	9,750,339	(2,562,155)	435,191

Net increase (decrease) in net assets
from operations	$4,013,767	$10,926,070	$12,046,010	$(806,524)	$14,740,710	$1,750,508	$914,290	$9,418,564	$506,895	$1,712,662

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund (a)	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund
Investment income
Dividends	$1,101,854	$3,182,084	$523,788	$217,690	$312,304	$—	$418,068	$1,610,521	$1,377,903	$1,741,477

Expenses
Asset-based charges (Note 3)	323,238	1,206,547	423,984	46,488	142,148	96,994	949,175	1,545,249	142,124	6,148,909
Total expenses	323,238	1,206,547	423,984	46,488	142,148	96,994	949,175	1,545,249	142,124	6,148,909
Net investment income (loss)	778,616	1,975,537	99,804	171,202	170,156	(96,994)	(531,107)	65,272	1,235,779	(4,407,432)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	4,780,866	1,959,860	—	—	—	—	—	—	6,852,326
Investments	(447,542)	(109,962)	(1,116,592)	(861,832)	(5,597)	(328,712)	(1,674,942)	760,341	(483,379)	3,243,305
Net change in unrealized appreciation
(depreciation) on investments	1,180,645	877,508	(3,839,464)	536,845	(570,523)	1,302,977	4,245,989	1,057,877	510,992	31,811,070
Net realized and unrealized gain (loss)	733,103	5,548,412	(2,996,196)	(324,987)	(576,120)	974,265	2,571,047	1,818,218	27,613	41,906,701

Net increase (decrease) in net assets
from operations	$1,511,719	$7,523,949	$(2,896,392)	$(153,785)	$(405,964)	$877,271	$2,039,940	$1,883,490	$1,263,392	$37,499,269

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisition can be found on page 66 of the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A
Investment income
Dividends	$1,037,983	$87,427	$350,498	$10,399	$—	$—	$—	$—	$—	$—

Expenses
Asset-based charges (Note 3)	1,098,076	140,691	600,896	104,407	7,739,859	10,786,558	18,032,095	23,014,157	20,628,331	26,364,455
Total expenses	1,098,076	140,691	600,896	104,407	7,739,859	10,786,558	18,032,095	23,014,157	20,628,331	26,364,455
Net investment income (loss)	(60,093)	(53,264)	(250,398)	(94,008)	(7,739,859)	(10,786,558)	(18,032,095)	(23,014,157)	(20,628,331)	(26,364,455)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	4,528,699	—	—	14,683	—	—	—	—	—	—
Investments	540,792	122,210	3,014,890	44,095	(10,661,890)	(1,333,797)	4,944,961	4,050,583	(8,954,981)	(13,644,737)
Net change in unrealized appreciation
(depreciation) on investments	11,848,705	2,010,971	10,391,137	(124,491)	27,911,101	61,745,059	84,715,601	115,000,276	93,769,696	106,298,540
Net realized and unrealized gain (loss)	16,918,196	2,133,181	13,406,027	(65,713)	17,249,211	60,411,262	89,660,562	119,050,859	84,814,715	92,653,803

Net increase (decrease) in net assets
from operations	$16,858,103	$2,079,917	$13,155,629	$(159,721)	$9,509,352	$49,624,704	$71,628,467	$96,036,702	$64,186,384	$66,289,348

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A	JNL Multi-Manager Mid Cap Fund - A(a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Investment income
Dividends	$—	$26,644	$—	$—	$3,434,353	$—	$—	$—	$—	$—

Expenses
Asset-based charges (Note 3)	37,503,237	73,324	10,904	12,741,362	7,335,976	332,098	19,228,217	31,292,713	6,676,662	6,396,539
Total expenses	37,503,237	73,324	10,904	12,741,362	7,335,976	332,098	19,228,217	31,292,713	6,676,662	6,396,539
Net investment income (loss)	(37,503,237)	(46,680)	(10,904)	(12,741,362)	(3,901,623)	(332,098)	(19,228,217)	(31,292,713)	(6,676,662)	(6,396,539)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	50,969	—	119,446,858	41,936,277	—	—	—	—	—
Investments	(21,365,242)	(65,187)	3,350	(44,466,670)	(7,635,093)	(373,731)	6,029,564	51,241,535	(4,558,343)	(2,396,943)
Net change in unrealized appreciation
(depreciation) on investments	124,862,542	137,948	138,862	(30,874,397)	80,157,080	1,626,013	91,535,363	317,960,214	12,693,144	8,185,373
Net realized and unrealized gain (loss)	103,497,300	123,730	142,212	44,105,791	114,458,264	1,252,282	97,564,927	369,201,749	8,134,801	5,788,430

Net increase (decrease) in net assets
from operations	$65,994,063	$77,050	$131,308	$31,364,429	$110,556,641	$920,184	$78,336,710	$337,909,036	$1,458,139	$(608,109)

(a) Commencement of operations September 19, 2016.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Investment income
Dividends	$—	$—	$—	$—	$9,165,249	$13,643,498	$—	$6,214,276	$—	$17,731,943

Expenses
Asset-based charges (Note 3)	44,483,789	15,332,760	13,307,301	11,339,425	2,418,631	48,504,412	17,800,117	11,135,120	332,355	9,140,665
Total expenses	44,483,789	15,332,760	13,307,301	11,339,425	2,418,631	48,504,412	17,800,117	11,135,120	332,355	9,140,665
Net investment income (loss)	(44,483,789)	(15,332,760)	(13,307,301)	(11,339,425)	6,746,618	(34,860,914)	(17,800,117)	(4,920,844)	(332,355)	8,591,278

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	95,410,261	30,707,912	—	1,162,744	—
Investments	53,697,484	4,262,606	(5,181,629)	(16,835,095)	(8,175,049)	(20,930,117)	11,663,514	(37,323,273)	105,879	(26,330,963)
Net change in unrealized appreciation
(depreciation) on investments	305,733,448	78,261,051	35,326,755	53,737,840	(21,414,543)	51,060,144	(15,344,313)	217,065,137	(523,036)	82,154,758
Net realized and unrealized gain (loss)	359,430,932	82,523,657	30,145,126	36,902,745	(29,589,592)	125,540,288	27,027,113	179,741,864	745,587	55,823,795

Net increase (decrease) in net assets
from operations	$314,947,143	$67,190,897	$16,837,825	$25,563,320	$(22,842,974)	$90,679,374	$9,226,996	$174,821,020	$413,232	$64,415,073

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A (b)	JNL/Causeway International Value Select Fund - A	JNL/Crescent High Income Fund - A(a)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A(a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A (b)	JNL/FPA + DoubleLine Flexible Allocation - A	JNL/Franklin Templeton Founding Strategy Fund - A
Investment income
Dividends	$25,290	$3,402,656	$4,911,900	$—	$7,063,906	$—	$453,542	$1,544,017	$21,076,556	$—

Expenses
Asset-based charges (Note 3)	6,357,384	1,881,686	6,044,275	194,611	9,302,163	13,853	420,261	422,879	28,344,280	18,981,441
Total expenses	6,357,384	1,881,686	6,044,275	194,611	9,302,163	13,853	420,261	422,879	28,344,280	18,981,441
Net investment income (loss)	(6,332,094)	1,520,970	(1,132,375)	(194,611)	(2,238,257)	(13,853)	33,281	1,121,138	(7,267,724)	(18,981,441)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	29,012,946	61,427,381	—	—	18,097,581	—	454,073	—	35,015,670	—
Investments	2,760,441	25,103,093	(13,592,509)	504,267	5,820,610	10,115	488,853	(23,163,012)	(63,849,715)	26,368,594
Net change in unrealized appreciation
(depreciation) on investments	(7,527,390)	(70,191,483)	8,009,508	621,901	61,040,118	3,422	6,051,530	24,790,422	67,766,285	138,896,440
Net realized and unrealized gain (loss)	24,245,997	16,338,991	(5,583,001)	1,126,168	84,958,309	13,537	6,994,456	1,627,410	38,932,240	165,265,034

Net increase (decrease) in net assets
from operations	$17,913,903	$17,859,961	$(6,715,376)	$931,557	$82,720,052	$(316)	$7,027,737	$2,748,548	$31,664,516	$146,283,593

(a) Commencement of operations April 25, 2016.
(b) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisitions can be found on page 66 of the Notes to Financial Statements.
See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A
Investment income
Dividends	$8,597,829	$157,294	$79,483,641	$7,190,453	$14,452,516	$23,558,397	$—	$—	$951,055	$110,724

Expenses
Asset-based charges (Note 3)	5,980,945	8,691,045	23,856,645	6,838,733	8,505,591	13,561,830	2,018,884	9,583,306	4,488,605	107,415
Total expenses	5,980,945	8,691,045	23,856,645	6,838,733	8,505,591	13,561,830	2,018,884	9,583,306	4,488,605	107,415
Net investment income (loss)	2,616,884	(8,533,751)	55,626,996	351,720	5,946,925	9,996,567	(2,018,884)	(9,583,306)	(3,537,550)	3,309

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	25,414,509	3,643,122	—	10,055,831	38,187,194	—	—	—	32,615,758	—
Investments	(5,057,005)	(30,630,868)	(12,402,341)	(13,393,868)	8,366,745	(3,884,042)	(10,118,864)	(22,292,397)	(7,667,450)	(58,461)
Net change in unrealized appreciation
(depreciation) on investments	13,157,232	48,658,831	157,690,309	(11,882,604)	26,374,001	(1,890,087)	22,959,851	108,564,638	(3,811,266)	1,533,028
Net realized and unrealized gain (loss)	33,514,736	21,671,085	145,287,968	(15,220,641)	72,927,940	(5,774,129)	12,840,987	86,272,241	21,137,042	1,474,567

Net increase (decrease) in net assets
from operations	$36,131,620	$13,137,334	$200,914,964	$(14,868,921)	$78,874,865	$4,222,438	$10,822,103	$76,688,935	$17,599,492	$1,477,876

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A(a)	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A
Investment income
Dividends	$3,791,691	$26,485,947	$13,532,533	$—	$1,257,813	$—	$—	$18,682,161	$8,344,492	$—

Expenses
Asset-based charges (Note 3)	5,348,444	18,634,855	10,624,513	2,409,027	4,168,894	13,386,663	13,004,154	14,103,280	5,096,394	5,156,039
Total expenses	5,348,444	18,634,855	10,624,513	2,409,027	4,168,894	13,386,663	13,004,154	14,103,280	5,096,394	5,156,039
Net investment income (loss)	(1,556,753)	7,851,092	2,908,020	(2,409,027)	(2,911,081)	(13,386,663)	(13,004,154)	4,578,881	3,248,098	(5,156,039)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	11,373,974	38,870,470	16,620,057	62,341,329	8,341,513	27,557,377	77,267,704	—	—	—
Investments	(7,210,337)	(10,405,622)	(691,647)	(134,001,728)	2,568,397	(11,205,237)	(32,102,876)	(3,666,039)	(18,756,835)	11,752,760
Net change in unrealized appreciation
(depreciation) on investments	(21,161,327)	(30,019,965)	(39,835,786)	38,508,763	30,815,954	89,037,497	(49,089,034)	(5,023,491)	75,808,953	28,724,655
Net realized and unrealized gain (loss)	(16,997,690)	(1,555,117)	(23,907,376)	(33,151,636)	41,725,864	105,389,637	(3,924,206)	(8,689,530)	57,052,118	40,477,415

Net increase (decrease) in net assets
from operations	$(18,554,443)	$6,295,975	$(20,999,356)	$(35,560,663)	$38,814,783	$92,002,974	$(16,928,360)	$(4,110,649)	$60,300,216	$35,321,376

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisition can be found on page 66 of the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/MC Bond Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Investment income
Dividends	$6,707,962	$11,495,700	$10,918,589	$—	$2,673,401	$3,877,594	$3,084,216	$5,148,472	$6,702,296	$1,273,172

Expenses
Asset-based charges (Note 3)	11,792,260	8,320,156	5,324,564	9,936,630	14,137,357	2,805,923	24,238,661	57,180,210	18,655,085	687,682
Total expenses	11,792,260	8,320,156	5,324,564	9,936,630	14,137,357	2,805,923	24,238,661	57,180,210	18,655,085	687,682
Net investment income (loss)	(5,084,298)	3,175,544	5,594,025	(9,936,630)	(11,463,956)	1,071,671	(21,154,445)	(52,031,738)	(11,952,789)	585,490

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	7,924,125	9,192,373	6,087,377	1,290,155	1,080,413
Investments	(1,317,983)	(21,314,803)	(24,789,903)	9,155,364	(13,184,686)	(7,200,303)	6,410,788	99,375,947	491,623	1,875,297
Net change in unrealized appreciation
(depreciation) on investments	8,251,462	56,876,106	3,745,917	70,669,523	20,731,850	11,784,664	308,991,454	343,982,502	315,833,677	3,469,238
Net realized and unrealized gain (loss)	6,933,479	35,561,303	(21,043,986)	79,824,887	7,547,164	12,508,486	324,594,615	449,445,826	317,615,455	6,424,948

Net increase (decrease) in net assets
from operations	$1,849,181	$38,736,847	$(15,449,961)	$69,888,257	$(3,916,792)	$13,580,157	$303,440,170	$397,414,088	$305,662,666	$7,010,438

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Investment income
Dividends	$—	$—	$—	$—	$15,306,790	$—	$7,279,274	$67,166,683	$11,879,819	$50,364,077

Expenses
Asset-based charges (Note 3)	4,371,975	506,513	2,059,684	1,439,042	6,482,928	69,127	16,455,826	16,413,268	44,575,564	15,892,228
Total expenses	4,371,975	506,513	2,059,684	1,439,042	6,482,928	69,127	16,455,826	16,413,268	44,575,564	15,892,228
Net investment income (loss)	(4,371,975)	(506,513)	(2,059,684)	(1,439,042)	8,823,862	(69,127)	(9,176,552)	50,753,415	(32,695,745)	34,471,849

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	1,922,679	—	36,817,590	—	2,689,636	—
Investments	(4,084,537)	(796,207)	(2,927,237)	(3,380,243)	(1,271,495)	8,767	(914,023)	(39,659,916)	(22,503,824)	(16,054,914)
Net change in unrealized appreciation
(depreciation) on investments	20,140,689	2,072,871	8,935,700	(5,004,283)	7,195,290	(118,327)	(35,892,573)	28,620,335	92,351,576	66,756,616
Net realized and unrealized gain (loss)	16,056,152	1,276,664	6,008,463	(8,384,526)	7,846,474	(109,560)	10,994	(11,039,581)	72,537,388	50,701,702

Net increase (decrease) in net assets
from operations	$11,684,177	$770,151	$3,948,779	$(9,823,568)	$16,670,336	$(178,687)	$(9,165,558)	$39,713,834	$39,841,643	$85,173,551

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (a)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A
Investment income
Dividends	$2,607,645	$2,672,551	$256,938	$6,259,450	$3,023,165	$17,810,447	$—	$10,159,165	$75,574,412	$937,047

Expenses
Asset-based charges (Note 3)	20,962,429	5,921,418	6,792,976	1,782,647	2,273,676	5,319,052	86,486,047	14,707,169	41,973,186	229,485
Total expenses	20,962,429	5,921,418	6,792,976	1,782,647	2,273,676	5,319,052	86,486,047	14,707,169	41,973,186	229,485
Net investment income (loss)	(18,354,784)	(3,248,867)	(6,536,038)	4,476,803	749,489	12,491,395	(86,486,047)	(4,548,004)	33,601,226	707,562

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	33,389,564	4,410,258	—	—	46,248,824	—	102,619,002	123,742,390	—
Investments	(60,220,517)	(5,147,236)	(14,563,644)	(204,996)	3,945,641	(11,184,371)	24,745,176	(22,251,074)	42,947,670	(378,065)
Net change in unrealized appreciation
(depreciation) on investments	289,082,900	78,239,683	135,084,290	(3,704,439)	24,187,542	(21,700,681)	575,280,158	(36,084,660)	199,708,674	1,231,687
Net realized and unrealized gain (loss)	228,862,383	106,482,011	124,930,904	(3,909,435)	28,133,183	13,363,772	600,025,334	44,283,268	366,398,734	853,622

Net increase (decrease) in net assets
from operations	$210,507,599	$103,233,144	$118,394,866	$567,368	$28,882,672	$25,855,167	$513,539,287	$39,735,264	$399,999,960	$1,561,184

(a) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Operations includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period January 1, 2016 through April 24, 2016 and the acquired fund in JNL Series Trust for the period after April 24, 2016.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A
Investment income
Dividends	$21,331,020	$—	$—	$—	$—	$—	$3,612,296	$9,684,719	$333,345	$—

Expenses
Asset-based charges (Note 3)	12,012,841	23,644,771	21,631,770	65,479,782	42,844,096	79,706,021	3,112,724	7,336,930	416,854	46,279,667
Total expenses	12,012,841	23,644,771	21,631,770	65,479,782	42,844,096	79,706,021	3,112,724	7,336,930	416,854	46,279,667
Net investment income (loss)	9,318,179	(23,644,771)	(21,631,770)	(65,479,782)	(42,844,096)	(79,706,021)	499,572	2,347,789	(83,509)	(46,279,667)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—	—	—	17,475,592
Investments	(64,747,347)	51,498,422	19,027,241	111,166,157	48,944,112	120,969,915	(6,291,075)	(22,530,298)	156,554	45,795,786
Net change in unrealized appreciation
(depreciation) on investments	83,094,614	46,032,304	53,611,490	153,694,004	112,019,324	179,809,715	40,892,171	70,320,516	1,042,251	(25,341,479)
Net realized and unrealized gain (loss)	18,347,267	97,530,726	72,638,731	264,860,161	160,963,436	300,779,630	34,601,096	47,790,218	1,198,805	37,929,899

Net increase (decrease) in net assets
from operations	$27,665,446	$73,885,955	$51,006,961	$199,380,379	$118,119,340	$221,073,609	$35,100,668	$50,138,007	$1,115,296	$(8,349,768)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A
Investment income
Dividends	$—	$12,130,970	$26,078,135	$3,747	$71,745,259	$—	$6,861,361	$3,239,439	$5,725,810	$—

Expenses
Asset-based charges (Note 3)	45,808,289	13,682,771	19,169,525	36,911	71,068,041	23,672,882	9,128,824	1,669,461	12,162,194	7,334,050
Total expenses	45,808,289	13,682,771	19,169,525	36,911	71,068,041	23,672,882	9,128,824	1,669,461	12,162,194	7,334,050
Net investment income (loss)	(45,808,289)	(1,551,801)	6,908,610	(33,164)	677,218	(23,672,882)	(2,267,463)	1,569,978	(6,436,384)	(7,334,050)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	20,489,181	—	101,365,811	11,497	157,915,578	31,036	4,220,295	7,035,706	23,980,632	—
Investments	44,544,675	(1,978,043)	6,018,526	(15,056)	49,409,422	—	3,429,715	3,575,858	2,391,743	29,321,635
Net change in unrealized appreciation
(depreciation) on investments	123,204,152	3,704,463	14,346,129	89,468	264,575,726	—	67,455,145	10,316,141	14,615,546	44,762,757
Net realized and unrealized gain (loss)	188,238,008	1,726,420	121,730,466	85,909	471,900,726	31,036	75,105,155	20,927,705	40,987,921	74,084,392

Net increase (decrease) in net assets
from operations	$142,429,719	$174,619	$128,639,076	$52,745	$472,577,944	$(23,641,846)	$72,837,692	$22,497,683	$34,551,537	$66,750,342

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Investment income
Dividends	$9,813,017	$—	$43,486,488	$66,819,790	$9,568,259	$28,687,931	$5,576,384	$4,432,839	$8,352,157

Expenses
Asset-based charges (Note 3)	9,221,456	4,926,724	35,411,670	39,528,706	12,528,373	20,401,230	7,811,955	6,400,770	16,768,695
Total expenses	9,221,456	4,926,724	35,411,670	39,528,706	12,528,373	20,401,230	7,811,955	6,400,770	16,768,695
Net investment income (loss)	591,561	(4,926,724)	8,074,818	27,291,084	(2,960,114)	8,286,701	(2,235,571)	(1,967,931)	(8,416,538)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	23,958,579	—	162,368,141	—	127,536,969	—	38,676,959	11,615,685	22,753,209
Investments	2,666,115	10,202,663	38,024,676	77,028,860	(13,296,070)	(45,262,106)	(60,147,707)	(27,522,071)	22,609,231
Net change in unrealized appreciation
(depreciation) on investments	113,139,755	11,308,196	(357,174,184)	165,083,988	(56,089,191)	371,436,170	28,107,584	157,793,609	90,208,341
Net realized and unrealized gain (loss)	139,764,449	21,510,859	(156,781,367)	242,112,848	58,151,708	326,174,064	6,636,836	141,887,223	135,570,781

Net increase (decrease) in net assets
from operations	$140,356,010	$16,584,135	$(148,706,549)	$269,403,932	$55,191,594	$334,460,765	$4,401,265	$139,919,292	$127,154,243

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JG - Alt 100 Fund	JG - Conservative Fund	JG - Equity 100 Fund	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Operations
Net investment income (loss)	$(4,201,518)	$(1,455,289)	$(791,954)	$(747,448)	$(2,546,187)	$(430,595)	$(2,196,858)	$(4,324,647)	$(8,296,410)	$(121,276)
Net realized gain (loss) on investments	(5,885,690)	(197,976)	(1,531,563)	(214,794)	(861,368)	(662,334)	(1,931,035)	(1,326,858)	(4,117,208)	(256,674)
Net change in unrealized appreciation
(depreciation) on investments	6,066,594	6,186,775	6,380,549	3,415,107	16,208,913	2,459,766	16,795,904	22,339,957	48,578,218	1,365,207
Net increase (decrease) in net assets
from operations	(4,020,614)	4,533,510	4,057,032	2,452,865	12,801,358	1,366,837	12,668,011	16,688,452	36,164,600	987,257

Contract transactions [1]
Purchase payments (Note 4)	18,157,453	23,592,717	3,840,079	6,177,504	39,669,941	1,890,543	15,588,859	51,500,644	66,512,735	958,367
Surrenders and terminations	(29,457,465)	(13,235,978)	(3,818,103)	(6,642,507)	(10,068,745)	(3,414,534)	(9,117,213)	(27,236,639)	(43,405,361)	(864,934)
Transfers between Investment Divisions	(62,853,326)	(317,722)	(9,355,602)	(7,864,602)	(22,714,460)	(7,626,922)	(19,656,257)	(25,033,397)	(69,827,754)	3,062,957
Contract owner charges (Note 3)	(448,897)	(84,768)	(76,485)	(55,399)	(257,633)	(36,896)	(280,768)	(340,256)	(721,943)	(23,371)
Net increase (decrease) in net assets from
contract transactions	(74,602,235)	9,954,249	(9,410,111)	(8,385,004)	6,629,103	(9,187,809)	(13,465,379)	(1,109,648)	(47,442,323)	3,133,019

Net increase (decrease) in net assets	(78,622,849)	14,487,759	(5,353,079)	(5,932,139)	19,430,461	(7,820,972)	(797,368)	15,578,804	(11,277,723)	4,120,276

Net assets beginning of period	445,496,695	122,256,189	81,460,935	71,861,619	240,234,049	45,565,316	219,742,526	398,190,267	812,819,350	9,035,943

Net assets end of period	$366,873,846	$136,743,948	$76,107,856	$65,929,480	$259,664,510	$37,744,344	$218,945,158	$413,769,071	$801,541,627	$13,156,219

[1] Contract unit transactions
Units Outstanding at December 31, 2015	43,427,143	11,686,380	6,203,394	7,566,663	21,832,192	4,905,836	18,027,920	34,342,709	70,034,620	1,078,460

Units Issued	3,258,900	4,446,402	858,475	1,698,888	5,323,455	438,971	2,570,939	7,271,466	9,000,674	689,154
Units Redeemed	(10,599,713)	(3,492,596)	(1,568,371)	(2,554,010)	(4,669,586)	(1,417,952)	(3,656,760)	(7,347,643)	(13,074,167)	(359,224)

Units Outstanding at December 31, 2016	36,086,330	12,640,186	5,493,498	6,711,541	22,486,061	3,926,855	16,942,099	34,266,532	65,961,127	1,408,390

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Operations
Net investment income (loss)	$234,285	$404,179	$580,642	$(871,551)	$(1,878,049)	$(286,244)	$977,957	$(331,775)	$3,069,050	$1,277,471
Net realized gain (loss) on investments	2,066,985	8,551,042	8,120,618	(777,103)	1,992,487	(6,934,804)	(1,653,809)	(1,031,807)	1,303,846	(443,336)
Net change in unrealized appreciation
(depreciation) on investments	1,712,497	1,970,849	3,344,750	842,130	14,626,272	8,971,556	1,590,142	10,782,146	(3,866,001)	878,527
Net increase (decrease) in net assets
from operations	4,013,767	10,926,070	12,046,010	(806,524)	14,740,710	1,750,508	914,290	9,418,564	506,895	1,712,662

Contract transactions [1]
Purchase payments (Note 4)	17,497,434	19,233,379	36,432,652	15,236,084	34,632,641	4,269,056	4,388,111	5,552,023	178,261,175	4,476,144
Surrenders and terminations	(7,228,328)	(7,586,392)	(10,052,200)	(3,779,060)	(7,968,582)	(1,453,491)	(6,289,708)	(1,726,798)	(42,079,916)	(2,449,039)
Transfers between Investment Divisions	12,845,758	2,889,808	10,429,479	(16,127,182)	715,549	2,472,598	(10,747,989)	4,695,638	211,939,689	(2,002,166)
Contract owner charges (Note 3)	(90,464)	(110,016)	(123,401)	(52,687)	(107,455)	(16,471)	(37,544)	(31,645)	(5,335,752)	(25,488)
Net increase (decrease) in net assets from
contract transactions	23,024,400	14,426,779	36,686,530	(4,722,845)	27,272,153	5,271,692	(12,687,130)	8,489,218	342,785,196	(549)

Net increase (decrease) in net assets	27,038,167	25,352,849	48,732,540	(5,529,369)	42,012,863	7,022,200	(11,772,840)	17,907,782	343,292,091	1,712,113

Net assets beginning of period	75,313,372	134,332,183	175,369,830	91,115,483	172,664,468	25,093,515	67,175,748	36,078,809	364,627,178	34,210,822

Net assets end of period	$102,351,539	$159,685,032	$224,102,370	$85,586,114	$214,677,331	$32,115,715	$55,402,908	$53,986,591	$707,919,269	$35,922,935

[1] Contract unit transactions
Units Outstanding at December 31, 2015	6,766,711	10,621,852	14,575,054	7,792,647	11,312,975	2,638,428	6,854,232	2,647,721	34,644,218	3,460,209

Units Issued	3,511,496	2,963,240	5,776,786	2,318,752	4,774,845	1,386,976	1,168,645	1,382,439	60,212,795	1,473,381
Units Redeemed	(1,480,116)	(1,825,856)	(2,772,118)	(2,746,965)	(3,057,178)	(911,491)	(2,467,254)	(874,390)	(27,995,331)	(1,486,208)

Units Outstanding at December 31, 2016	8,798,091	11,759,236	17,579,722	7,364,434	13,030,642	3,113,913	5,555,623	3,155,770	66,861,682	3,447,382

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund (a)	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund
Operations
Net investment income (loss)	$778,616	$1,975,537	$99,804	$171,202	$170,156	$(96,994)	$(531,107)	$65,272	$1,235,779	$(4,407,432)
Net realized gain (loss) on investments	(447,542)	4,670,904	843,268	(861,832)	(5,597)	(328,712)	(1,674,942)	760,341	(483,379)	10,095,631
Net change in unrealized appreciation
(depreciation) on investments	1,180,645	877,508	(3,839,464)	536,845	(570,523)	1,302,977	4,245,989	1,057,877	510,992	31,811,070
Net increase (decrease) in net assets
from operations	1,511,719	7,523,949	(2,896,392)	(153,785)	(405,964)	877,271	2,039,940	1,883,490	1,263,392	37,499,269

Contract transactions [1]
Purchase payments (Note 4)	3,084,455	7,857,456	6,998,713	459,209	2,283,645	2,953,212	3,052,053	30,528,387	1,327,971	234,385,377
Surrenders and terminations	(1,712,434)	(8,004,196)	(1,713,281)	(223,305)	(621,049)	(493,247)	(5,692,007)	(7,713,563)	(2,678,240)	(30,256,764)
Transfers between Investment Divisions	1,078,794	(11,871,756)	(4,790,273)	(15,702,350)	64,713	3,415,024	(14,558,408)	102,601,688	1,793,270	173,507,747
Contract owner charges (Note 3)	(26,566)	(103,863)	(26,209)	(2,538)	(8,356)	(2,846)	(84,864)	(849,771)	(8,353)	(368,116)
Net increase (decrease) in net assets from
contract transactions	2,424,249	(12,122,359)	468,950	(15,468,984)	1,718,953	5,872,143	(17,283,226)	124,566,741	434,648	377,268,244

Net increase (decrease) in net assets	3,935,968	(4,598,410)	(2,427,442)	(15,622,769)	1,312,989	6,749,414	(15,243,286)	126,450,231	1,698,040	414,767,513

Net assets beginning of period	27,780,067	120,656,286	43,939,479	15,622,769	12,350,065	5,281,296	101,147,607	59,544,749	14,027,366	379,007,667

Net assets end of period	$31,716,035	$116,057,876	$41,512,037	$—	$13,663,054	$12,030,710	$85,904,321	$185,994,980	$15,725,406	$793,775,180

[1] Contract unit transactions
Units Outstanding at December 31, 2015	2,173,066	10,295,797	3,780,977	1,807,572	1,225,523	926,455	10,351,801	5,569,449	1,497,056	31,534,208

Units Issued	897,091	1,460,219	1,767,867	147,556	627,781	1,652,112	768,669	17,032,456	704,488	36,885,341
Units Redeemed	(731,028)	(2,500,980)	(1,747,153)	(1,955,128)	(462,444)	(673,466)	(2,537,424)	(5,922,433)	(677,175)	(6,512,459)

Units Outstanding at December 31, 2016	2,339,129	9,255,036	3,801,691	—	1,390,860	1,905,101	8,583,046	16,679,472	1,524,369	61,907,090

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisition can be found on page 66 of the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A
Operations
Net investment income (loss)	$(60,093)	$(53,264)	$(250,398)	$(94,008)	$(7,739,859)	$(10,786,558)	$(18,032,095)	$(23,014,157)	$(20,628,331)	$(26,364,455)
Net realized gain (loss) on investments	5,069,491	122,210	3,014,890	58,778	(10,661,890)	(1,333,797)	4,944,961	4,050,583	(8,954,981)	(13,644,737)
Net change in unrealized appreciation
(depreciation) on investments	11,848,705	2,010,971	10,391,137	(124,491)	27,911,101	61,745,059	84,715,601	115,000,276	93,769,696	106,298,540
Net increase (decrease) in net assets
from operations	16,858,103	2,079,917	13,155,629	(159,721)	9,509,352	49,624,704	71,628,467	96,036,702	64,186,384	66,289,348

Contract transactions [1]
Purchase payments (Note 4)	6,423,234	3,729,523	9,492,688	2,849,113	6,990,449	91,640,150	93,117,195	137,775,224	50,060,008	53,752,600
Surrenders and terminations	(6,851,340)	(1,062,342)	(3,297,499)	(356,511)	(37,153,035)	(28,088,122)	(69,955,687)	(73,266,925)	(83,549,019)	(92,601,333)
Transfers between Investment Divisions	(9,271,552)	3,570,115	9,517,931	1,823,762	(62,146,112)	17,573,993	20,716,212	(11,367,342)	(116,034,432)	(146,182,695)
Contract owner charges (Note 3)	(83,228)	(37,240)	(61,423)	(3,298)	(6,283,679)	(10,806,505)	(16,960,204)	(22,577,031)	(21,448,416)	(27,044,300)
Net increase (decrease) in net assets from
contract transactions	(9,782,886)	6,200,056	15,651,697	4,313,066	(98,592,377)	70,319,516	26,917,516	30,563,926	(170,971,859)	(212,075,728)

Net increase (decrease) in net assets	7,075,217	8,279,973	28,807,326	4,153,345	(89,083,025)	119,944,220	98,545,983	126,600,628	(106,785,475)	(145,786,380)

Net assets beginning of period	110,140,784	11,347,226	24,596,249	8,232,620	617,911,974	713,546,555	1,228,352,641	1,604,573,058	1,536,305,746	1,942,017,326

Net assets end of period	$117,216,001	$19,627,199	$53,403,575	$12,385,965	$528,828,949	$833,490,775	$1,326,898,624	$1,731,173,686	$1,429,520,271	$1,796,230,946

[1] Contract unit transactions
Units Outstanding at December 31, 2015	7,080,688	1,037,090	7,862,412	764,490	36,534,684	63,022,110	97,592,388	131,660,012	95,281,047	117,833,160

Units Issued	1,025,404	950,605	10,024,617	708,297	1,886,014	17,314,614	17,203,657	23,553,730	6,557,448	7,212,977
Units Redeemed	(1,685,757)	(433,745)	(6,625,930)	(312,602)	(7,747,994)	(11,347,153)	(15,255,946)	(21,484,948)	(17,125,032)	(20,082,635)

Units Outstanding at December 31, 2016	6,420,335	1,553,950	11,261,099	1,160,185	30,672,704	68,989,571	99,540,099	133,728,794	84,713,463	104,963,502

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A	JNL Multi-Manager Mid Cap Fund - A(a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Operations
Net investment income (loss)	$(37,503,237)	$(46,680)	$(10,904)	$(12,741,362)	$(3,901,623)	$(332,098)	$(19,228,217)	$(31,292,713)	$(6,676,662)	$(6,396,539)
Net realized gain (loss) on investments	(21,365,242)	(14,218)	3,350	74,980,188	34,301,184	(373,731)	6,029,564	51,241,535	(4,558,343)	(2,396,943)
Net change in unrealized appreciation
(depreciation) on investments	124,862,542	137,948	138,862	(30,874,397)	80,157,080	1,626,013	91,535,363	317,960,214	12,693,144	8,185,373
Net increase (decrease) in net assets
from operations	65,994,063	77,050	131,308	31,364,429	110,556,641	920,184	78,336,710	337,909,036	1,458,139	(608,109)

Contract transactions [1]
Purchase payments (Note 4)	88,079,923	2,872,937	2,436,884	36,053,757	33,551,263	4,211,409	265,716,000	286,247,267	38,253,597	42,776,710
Surrenders and terminations	(129,505,056)	(495,880)	(38,321)	(43,881,835)	(24,912,344)	(1,283,017)	(65,895,894)	(100,467,381)	(25,863,273)	(17,011,800)
Transfers between Investment Divisions	(271,182,388)	(43,522)	6,884,783	(98,101,137)	3,051,716	(2,645,102)	238,379,443	386,324,928	18,984,038	(39,415,601)
Contract owner charges (Note 3)	(37,682,047)	(4,992)	(7,840)	(11,664,788)	(6,252,806)	(25,872)	(17,354,939)	(29,027,049)	(6,056,801)	(6,202,683)
Net increase (decrease) in net assets from
contract transactions	(350,289,568)	2,328,543	9,275,506	(117,594,003)	5,437,829	257,418	420,844,610	543,077,765	25,317,561	(19,853,374)

Net increase (decrease) in net assets	(284,295,505)	2,405,593	9,406,814	(86,229,574)	115,994,470	1,177,602	499,181,320	880,986,801	26,775,700	(20,461,483)

Net assets beginning of period	2,748,450,622	6,229,120	—	1,000,620,196	513,864,116	31,737,901	1,119,371,900	1,828,935,192	418,272,360	486,304,023

Net assets end of period	$2,464,155,117	$8,634,713	$9,406,814	$914,390,622	$629,858,586	$32,915,503	$1,618,553,220	$2,709,921,993	$445,048,060	$465,842,540

[1] Contract unit transactions
Units Outstanding at December 31, 2015	167,002,645	655,446	—	27,111,235	31,053,411	3,196,305	94,391,854	115,792,353	41,912,726	38,258,569

Units Issued	12,558,882	583,202	900,524	3,672,691	7,601,016	926,862	50,899,671	49,715,423	14,455,334	7,621,092
Units Redeemed	(33,794,906)	(335,396)	(15,756)	(7,121,133)	(7,545,111)	(901,635)	(16,427,199)	(18,589,426)	(12,208,749)	(9,410,806)

Units Outstanding at December 31, 2016	145,766,621	903,252	884,768	23,662,793	31,109,316	3,221,532	128,864,326	146,918,350	44,159,311	36,468,855

(a) Commencement of operations September 19, 2016.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Operations
Net investment income (loss)	$(44,483,789)	$(15,332,760)	$(13,307,301)	$(11,339,425)	$6,746,618	$(34,860,914)	$(17,800,117)	$(4,920,844)	$(332,355)	$8,591,278
Net realized gain (loss) on investments	53,697,484	4,262,606	(5,181,629)	(16,835,095)	(8,175,049)	74,480,144	42,371,426	(37,323,273)	1,268,623	(26,330,963)
Net change in unrealized appreciation
(depreciation) on investments	305,733,448	78,261,051	35,326,755	53,737,840	(21,414,543)	51,060,144	(15,344,313)	217,065,137	(523,036)	82,154,758
Net increase (decrease) in net assets
from operations	314,947,143	67,190,897	16,837,825	25,563,320	(22,842,974)	90,679,374	9,226,996	174,821,020	413,232	64,415,073

Contract transactions [1]
Purchase payments (Note 4)	647,095,812	213,585,269	120,984,972	77,330,516	28,776,006	337,911,752	94,553,133	60,084,797	7,474,867	64,251,440
Surrenders and terminations	(138,830,656)	(40,292,812)	(36,875,989)	(33,626,966)	(18,972,244)	(164,162,342)	(72,706,383)	(44,649,175)	(1,512,682)	(30,588,062)
Transfers between Investment Divisions	135,652,827	132,111,997	22,379,507	43,441,909	746,582	(202,277,514)	409,485,631	107,050,953	(2,553,033)	55,534,306
Contract owner charges (Note 3)	(39,619,754)	(14,863,452)	(11,616,055)	(10,924,809)	(407,407)	(44,871,366)	(15,379,966)	(9,877,387)	(26,014)	(7,560,936)
Net increase (decrease) in net assets from
contract transactions	604,298,229	290,541,002	94,872,435	76,220,650	10,142,937	(73,399,470)	415,952,415	112,609,188	3,383,138	81,636,748

Net increase (decrease) in net assets	919,245,372	357,731,899	111,710,260	101,783,970	(12,700,037)	17,279,904	425,179,411	287,430,208	3,796,370	146,051,821

Net assets beginning of period	2,897,665,181	941,136,480	926,320,668	759,581,333	197,985,083	3,517,477,493	954,226,747	659,991,937	28,294,727	618,493,632

Net assets end of period	$3,816,910,553	$1,298,868,379	$1,038,030,928	$861,365,303	$185,285,046	$3,534,757,397	$1,379,406,158	$947,422,145	$32,091,097	$764,545,453

[1] Contract unit transactions
Units Outstanding at December 31, 2015	177,484,329	75,232,186	82,237,224	73,470,430	17,415,769	301,890,130	22,499,004	93,945,773	2,744,048	49,245,421

Units Issued	63,932,232	34,832,204	24,231,229	19,447,077	7,698,268	46,540,617	18,566,794	38,509,339	2,281,209	18,361,554
Units Redeemed	(28,400,403)	(12,158,121)	(15,893,974)	(12,455,051)	(7,111,534)	(52,893,745)	(8,512,247)	(24,487,236)	(1,941,459)	(12,825,003)

Units Outstanding at December 31, 2016	213,016,158	97,906,269	90,574,479	80,462,456	18,002,503	295,537,002	32,553,551	107,967,876	3,083,798	54,781,972

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A (b)	JNL/Causeway International Value Select Fund - A	JNL/Crescent High Income Fund - A (a)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A (a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A (b)	JNL/FPA + DoubleLine Flexible Allocation - A	JNL/Franklin Templeton Founding Strategy Fund - A
Operations
Net investment income (loss)	$(6,332,094)	$1,520,970	$(1,132,375)	$(194,611)	$(2,238,257)	$(13,853)	$33,281	$1,121,138	$(7,267,724)	$(18,981,441)
Net realized gain (loss) on investments	31,773,387	86,530,474	(13,592,509)	504,267	23,918,191	10,115	942,926	(23,163,012)	(28,834,045)	26,368,594
Net change in unrealized appreciation
(depreciation) on investments	(7,527,390)	(70,191,483)	8,009,508	621,901	61,040,118	3,422	6,051,530	24,790,422	67,766,285	138,896,440
Net increase (decrease) in net assets
from operations	17,913,903	17,859,961	(6,715,376)	931,557	82,720,052	(316)	7,027,737	2,748,548	31,664,516	146,283,593

Contract transactions [1]
Purchase payments (Note 4)	22,368,013	8,242,175	21,361,459	10,909,149	70,841,127	1,602,437	14,613,583	1,623,710	68,356,498	51,634,788
Surrenders and terminations	(32,025,215)	(7,583,914)	(21,778,553)	(633,663)	(31,794,420)	(62,735)	(2,137,934)	(1,429,554)	(107,803,030)	(93,436,243)
Transfers between Investment Divisions	(2,649,427)	(448,037,169)	(3,630,648)	14,579,680	100,124,055	1,803,721	46,890,006	(102,541,379)	(303,066,896)	(60,458,711)
Contract owner charges (Note 3)	(5,145,473)	(1,458,081)	(4,987,443)	(107,711)	(7,574,965)	(1,139)	(30,638)	(407,463)	(26,567,622)	(16,510,408)
Net increase (decrease) in net assets from
contract transactions	(17,452,102)	(448,836,989)	(9,035,185)	24,747,455	131,595,797	3,342,284	59,335,017	(102,754,686)	(369,081,050)	(118,770,574)

Net increase (decrease) in net assets	461,801	(430,977,028)	(15,750,561)	25,679,012	214,315,849	3,341,968	66,362,754	(100,006,138)	(337,416,534)	27,513,019

Net assets beginning of period	434,382,446	430,977,028	437,974,755	—	613,326,307	—	16,146,791	100,006,138	2,259,091,190	1,341,037,155

Net assets end of period	$434,844,247	$—	$422,224,194	$25,679,012	$827,642,156	$3,341,968	$82,509,545	$—	$1,921,674,656	$1,368,550,174

[1] Contract unit transactions
Units Outstanding at December 31, 2015	32,309,845	12,538,671	33,824,451	—	23,832,657	—	1,473,341	14,223,291	184,904,106	120,927,163

Units Issued	5,959,756	973,749	5,948,889	7,704,361	9,434,237	486,574	5,754,809	1,250,130	14,637,977	11,548,727
Units Redeemed	(7,337,974)	(13,512,420)	(6,774,255)	(5,248,009)	(4,782,104)	(165,717)	(829,994)	(15,473,421)	(45,764,902)	(22,280,107)

Units Outstanding at December 31, 2016	30,931,627	—	32,999,085	2,456,352	28,484,790	320,857	6,398,156	—	153,777,181	110,195,783

(a) Commencement of operations April 25, 2016.
(b) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisitions can be found on page 66 of the Notes to Financial Statements.
See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A
Operations
Net investment income (loss)	$2,616,884	$(8,533,751)	$55,626,996	$351,720	$5,946,925	$9,996,567	$(2,018,884)	$(9,583,306)	$(3,537,550)	$3,309
Net realized gain (loss) on investments	20,357,504	(26,987,746)	(12,402,341)	(3,338,037)	46,553,939	(3,884,042)	(10,118,864)	(22,292,397)	24,948,308	(58,461)
Net change in unrealized appreciation
(depreciation) on investments	13,157,232	48,658,831	157,690,309	(11,882,604)	26,374,001	(1,890,087)	22,959,851	108,564,638	(3,811,266)	1,533,028
Net increase (decrease) in net assets
from operations	36,131,620	13,137,334	200,914,964	(14,868,921)	78,874,865	4,222,438	10,822,103	76,688,935	17,599,492	1,477,876

Contract transactions [1]
Purchase payments (Note 4)	25,492,381	46,204,523	111,096,870	41,728,926	30,223,732	94,240,427	3,743,221	51,549,476	25,001,956	3,838,288
Surrenders and terminations	(23,317,067)	(33,753,283)	(111,714,429)	(21,965,151)	(33,472,204)	(65,608,337)	(10,438,076)	(31,747,654)	(20,015,393)	(399,162)
Transfers between Investment Divisions	(23,894,987)	(72,024,419)	(27,688,645)	(73,118,958)	(14,560,549)	18,368,245	(9,045,757)	(30,125,423)	(58,616,964)	2,031,510
Contract owner charges (Note 3)	(5,490,847)	(6,792,021)	(19,865,371)	(5,902,870)	(7,619,433)	(11,287,065)	(1,528,707)	(8,711,837)	(3,976,520)	(3,434)
Net increase (decrease) in net assets from
contract transactions	(27,210,520)	(66,365,200)	(48,171,575)	(59,258,053)	(25,428,454)	35,713,270	(17,269,319)	(19,035,438)	(57,606,921)	5,467,202

Net increase (decrease) in net assets	8,921,100	(53,227,866)	152,743,389	(74,126,974)	53,446,411	39,935,708	(6,447,216)	57,653,497	(40,007,429)	6,945,078

Net assets beginning of period	428,989,612	681,887,395	1,673,566,923	541,130,272	582,264,369	883,013,079	145,685,901	655,101,947	355,250,999	7,834,135

Net assets end of period	$437,910,712	$628,659,529	$1,826,310,312	$467,003,298	$635,710,780	$922,948,787	$139,238,685	$712,755,444	$315,243,570	$14,779,213

[1] Contract unit transactions
Units Outstanding at December 31, 2015	42,763,056	61,593,738	130,229,653	53,457,927	50,956,197	34,957,980	13,269,250	35,544,822	27,432,097	890,400

Units Issued	6,142,813	10,588,170	19,590,315	10,387,765	6,706,071	11,299,033	1,961,557	6,436,825	4,982,745	1,003,110
Units Redeemed	(8,940,650)	(16,763,796)	(23,831,884)	(16,666,214)	(8,961,243)	(10,202,604)	(3,477,704)	(7,527,709)	(9,615,429)	(384,414)

Units Outstanding at December 31, 2016	39,965,219	55,418,112	125,988,084	47,179,478	48,701,025	36,054,409	11,753,103	34,453,938	22,799,413	1,509,096

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A (a)	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A
Operations
Net investment income (loss)	$(1,556,753)	$7,851,092	$2,908,020	$(2,409,027)	$(2,911,081)	$(13,386,663)	$(13,004,154)	$4,578,881	$3,248,098	$(5,156,039)
Net realized gain (loss) on investments	4,163,637	28,464,848	15,928,410	(71,660,399)	10,909,910	16,352,140	45,164,828	(3,666,039)	(18,756,835)	11,752,760
Net change in unrealized appreciation
(depreciation) on investments	(21,161,327)	(30,019,965)	(39,835,786)	38,508,763	30,815,954	89,037,497	(49,089,034)	(5,023,491)	75,808,953	28,724,655
Net increase (decrease) in net assets
from operations	(18,554,443)	6,295,975	(20,999,356)	(35,560,663)	38,814,783	92,002,974	(16,928,360)	(4,110,649)	60,300,216	35,321,376

Contract transactions [1]
Purchase payments (Note 4)	18,641,238	107,973,662	77,523,218	13,786,331	26,758,743	118,353,828	89,589,243	134,552,541	9,864,995	18,864,706
Surrenders and terminations	(21,066,598)	(66,993,430)	(35,862,370)	(8,989,739)	(16,625,458)	(41,450,622)	(48,702,993)	(84,453,219)	(23,283,588)	(20,277,968)
Transfers between Investment Divisions	63,747,547	(49,137,918)	35,147,910	(603,725,002)	18,567,347	39,032,512	(167,951,954)	104,423,136	(19,675,846)	(6,860,585)
Contract owner charges (Note 3)	(4,993,571)	(15,623,017)	(8,730,663)	(2,148,714)	(3,501,934)	(10,971,696)	(10,135,384)	(10,798,310)	(3,903,490)	(4,521,252)
Net increase (decrease) in net assets from
contract transactions	56,328,616	(23,780,703)	68,078,095	(601,077,124)	25,198,698	104,964,022	(137,201,088)	143,724,148	(36,997,929)	(12,795,099)

Net increase (decrease) in net assets	37,774,173	(17,484,728)	47,078,739	(636,637,787)	64,013,481	196,966,996	(154,129,448)	139,613,499	23,302,287	22,526,277

Net assets beginning of period	334,512,797	1,307,859,440	748,807,046	636,637,787	276,598,293	935,307,493	1,069,598,109	761,725,117	361,718,936	370,035,817

Net assets end of period	$372,286,970	$1,290,374,712	$795,885,785	$—	$340,611,774	$1,132,274,489	$915,468,661	$901,338,616	$385,021,223	$392,562,094

[1] Contract unit transactions
Units Outstanding at December 31, 2015	45,373,484	79,884,776	38,012,937	33,107,772	11,289,982	37,628,440	26,422,269	37,237,550	35,629,995	29,808,581

Units Issued	25,033,636	19,778,971	11,383,477	2,874,324	3,767,592	15,223,867	5,117,444	29,892,176	4,132,433	5,664,208
Units Redeemed	(17,499,119)	(21,880,945)	(8,119,450)	(35,982,096)	(2,862,337)	(11,571,884)	(8,907,586)	(23,593,468)	(7,662,734)	(6,846,289)

Units Outstanding at December 31, 2016	52,908,001	77,782,802	41,276,964	—	12,195,237	41,280,423	22,632,127	43,536,258	32,099,694	28,626,500

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisition can be found on page 66 of the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/MC Bond Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Operations
Net investment income (loss)	$(5,084,298)	$3,175,544	$5,594,025	$(9,936,630)	$(11,463,956)	$1,071,671	$(21,154,445)	$(52,031,738)	$(11,952,789)	$585,490
Net realized gain (loss) on investments	(1,317,983)	(21,314,803)	(24,789,903)	9,155,364	(13,184,686)	723,822	15,603,161	105,463,324	1,781,778	2,955,710
Net change in unrealized appreciation
(depreciation) on investments	8,251,462	56,876,106	3,745,917	70,669,523	20,731,850	11,784,664	308,991,454	343,982,502	315,833,677	3,469,238
Net increase (decrease) in net assets
from operations	1,849,181	38,736,847	(15,449,961)	69,888,257	(3,916,792)	13,580,157	303,440,170	397,414,088	305,662,666	7,010,438

Contract transactions [1]
Purchase payments (Note 4)	92,695,447	69,484,968	33,603,018	43,892,369	95,486,507	18,921,220	189,673,047	541,559,519	125,392,929	12,847,318
Surrenders and terminations	(56,758,934)	(23,779,030)	(17,718,539)	(35,407,439)	(49,952,851)	(9,601,605)	(83,936,044)	(200,629,100)	(74,481,423)	(4,247,968)
Transfers between Investment Divisions	56,992,962	127,176,643	(105,170,939)	9,181,741	59,476,072	(31,778,041)	326,959,541	356,403,243	212,463,246	15,860,395
Contract owner charges (Note 3)	(8,455,445)	(7,157,059)	(4,605,019)	(8,740,610)	(10,760,794)	(2,409,590)	(18,819,787)	(43,949,905)	(13,397,501)	(57,149)
Net increase (decrease) in net assets from
contract transactions	84,474,030	165,725,522	(93,891,479)	8,926,061	94,248,934	(24,868,016)	413,876,757	653,383,757	249,977,251	24,402,596

Net increase (decrease) in net assets	86,323,211	204,462,369	(109,341,440)	78,814,318	90,332,142	(11,287,859)	717,316,927	1,050,797,845	555,639,917	31,413,034

Net assets beginning of period	728,110,815	472,165,957	433,279,702	685,602,343	1,004,071,344	219,873,417	1,500,007,274	3,706,169,520	1,176,865,861	40,434,681

Net assets end of period	$814,434,026	$676,628,326	$323,938,262	$764,416,661	$1,094,403,486	$208,585,558	$2,217,324,201	$4,756,967,365	$1,732,505,778	$71,847,715

[1] Contract unit transactions
Units Outstanding at December 31, 2015	51,661,921	60,211,129	31,078,559	53,341,581	59,596,186	13,507,062	58,796,865	206,598,280	54,213,191	3,629,079

Units Issued	27,231,811	40,823,377	6,624,772	8,708,447	16,465,164	3,999,068	27,034,140	80,132,070	21,147,803	4,147,516
Units Redeemed	(21,640,463)	(21,602,850)	(13,779,514)	(8,272,812)	(10,952,785)	(5,678,010)	(12,656,809)	(46,134,639)	(11,161,704)	(2,201,107)

Units Outstanding at December 31, 2016	57,253,269	79,431,656	23,923,817	53,777,216	65,108,565	11,828,120	73,174,196	240,595,711	64,199,290	5,575,488

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Operations
Net investment income (loss)	$(4,371,975)	$(506,513)	$(2,059,684)	$(1,439,042)	$8,823,862	$(69,127)	$(9,176,552)	$50,753,415	$(32,695,745)	$34,471,849
Net realized gain (loss) on investments	(4,084,537)	(796,207)	(2,927,237)	(3,380,243)	651,184	8,767	35,903,567	(39,659,916)	(19,814,188)	(16,054,914)
Net change in unrealized appreciation
(depreciation) on investments	20,140,689	2,072,871	8,935,700	(5,004,283)	7,195,290	(118,327)	(35,892,573)	28,620,335	92,351,576	66,756,616
Net increase (decrease) in net assets
from operations	11,684,177	770,151	3,948,779	(9,823,568)	16,670,336	(178,687)	(9,165,558)	39,713,834	39,841,643	85,173,551

Contract transactions [1]
Purchase payments (Note 4)	18,346,214	5,947,967	21,222,102	16,078,202	51,316,560	3,193,164	67,997,117	66,010,920	199,447,306	108,855,583
Surrenders and terminations	(40,963,053)	(2,549,508)	(16,802,574)	(3,823,139)	(23,040,408)	(239,690)	(60,522,156)	(80,338,835)	(223,607,064)	(74,175,098)
Transfers between Investment Divisions	(54,791,950)	(10,571,700)	(33,412,360)	(797,236)	59,511,457	1,613,619	278,173,781	10,953,992	(69,395,484)	(5,137,065)
Contract owner charges (Note 3)	(443,974)	(44,366)	(192,987)	(1,451,373)	(5,605,850)	(5,448)	(14,078,915)	(14,023,929)	(35,836,102)	(12,129,630)
Net increase (decrease) in net assets from
contract transactions	(77,852,763)	(7,217,607)	(29,185,819)	10,006,454	82,181,759	4,561,645	271,569,827	(17,397,852)	(129,391,344)	17,413,790

Net increase (decrease) in net assets	(66,168,586)	(6,447,456)	(25,237,040)	182,886	98,852,095	4,382,958	262,404,269	22,315,982	(89,549,701)	102,587,341

Net assets beginning of period	445,451,468	51,577,436	206,680,698	102,044,648	400,062,597	4,549,021	939,327,135	1,111,945,657	3,046,391,531	1,180,388,917

Net assets end of period	$379,282,882	$45,129,980	$181,443,658	$102,227,534	$498,914,692	$8,931,979	$1,201,731,404	$1,134,261,639	$2,956,841,830	$1,282,976,258

[1] Contract unit transactions
Units Outstanding at December 31, 2015	44,243,432	5,327,939	21,077,705	8,553,981	38,704,677	539,405	49,190,842	85,311,445	155,692,979	113,073,688

Units Issued	3,506,190	1,039,250	3,444,295	3,571,656	20,253,177	1,036,374	33,316,801	17,240,615	29,615,184	37,332,596
Units Redeemed	(11,144,784)	(1,779,122)	(6,391,188)	(2,685,587)	(12,764,008)	(500,722)	(19,020,775)	(18,762,663)	(36,807,011)	(36,676,232)

Units Outstanding at December 31, 2016	36,604,838	4,588,067	18,130,812	9,440,050	46,193,846	1,075,057	63,486,868	83,789,397	148,501,152	113,730,052

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (a)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A
Operations
Net investment income (loss)	$(18,354,784)	$(3,248,867)	$(6,536,038)	$4,476,803	$749,489	$12,491,395	$(86,486,047)	$(4,548,004)	$33,601,226	$707,562
Net realized gain (loss) on investments	(60,220,517)	28,242,328	(10,153,386)	(204,996)	3,945,641	35,064,453	24,745,176	80,367,928	166,690,060	(378,065)
Net change in unrealized appreciation
(depreciation) on investments	289,082,900	78,239,683	135,084,290	(3,704,439)	24,187,542	(21,700,681)	575,280,158	(36,084,660)	199,708,674	1,231,687
Net increase (decrease) in net assets
from operations	210,507,599	103,233,144	118,394,866	567,368	28,882,672	25,855,167	513,539,287	39,735,264	399,999,960	1,561,184

Contract transactions [1]
Purchase payments (Note 4)	114,622,247	49,453,713	56,647,713	53,275,902	9,853,978	13,791,156	663,293,138	113,703,453	356,843,543	4,464,472
Surrenders and terminations	(98,185,720)	(21,319,767)	(22,912,824)	(6,319,550)	(10,763,192)	(26,759,365)	(298,115,249)	(48,058,315)	(157,074,225)	(1,571,997)
Transfers between Investment Divisions	56,563,659	248,827,869	226,869,293	142,086,175	26,779,709	(45,376,682)	(126,465,617)	(84,328,052)	984,595,679	(682,455)
Contract owner charges (Note 3)	(15,972,382)	(4,817,930)	(5,971,289)	(1,339,841)	(1,530,514)	(3,212,598)	(72,477,719)	(12,208,548)	(35,253,827)	(21,735)
Net increase (decrease) in net assets from
contract transactions	57,027,804	272,143,885	254,632,893	187,702,686	24,339,981	(61,557,489)	166,234,553	(30,891,462)	1,149,111,170	2,188,285

Net increase (decrease) in net assets	267,535,403	375,377,029	373,027,759	188,270,054	53,222,653	(35,702,322)	679,773,840	8,843,802	1,549,111,130	3,749,469

Net assets beginning of period	1,359,848,171	290,871,369	354,268,899	45,461,189	153,098,079	453,158,756	5,961,071,462	1,017,895,196	2,109,657,408	20,176,392

Net assets end of period	$1,627,383,574	$666,248,398	$727,296,658	$233,731,243	$206,320,732	$417,456,434	$6,640,845,302	$1,026,738,998	$3,658,768,538	$23,925,861

[1] Contract unit transactions
Units Outstanding at December 31, 2015	76,516,581	19,267,246	23,863,493	2,904,866	5,948,945	31,138,446	317,277,974	49,066,405	118,250,060	2,208,789

Units Issued	38,450,028	24,798,978	26,326,955	18,638,045	2,286,446	2,492,647	77,043,117	15,610,796	82,068,907	1,185,198
Units Redeemed	(36,019,111)	(8,915,909)	(12,228,258)	(7,229,681)	(1,590,415)	(6,831,969)	(70,076,192)	(17,363,153)	(24,157,835)	(949,674)

Units Outstanding at December 31, 2016	78,947,498	35,150,315	37,962,190	14,313,230	6,644,976	26,799,124	324,244,899	47,314,048	176,161,132	2,444,313

(a) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period January 1, 2016 through April 24, 2016 and the acquired fund in JNL Series Trust for the period after April 24, 2016.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A
Operations
Net investment income (loss)	$9,318,179	$(23,644,771)	$(21,631,770)	$(65,479,782)	$(42,844,096)	$(79,706,021)	$499,572	$2,347,789	$(83,509)	$(46,279,667)
Net realized gain (loss) on investments	(64,747,347)	51,498,422	19,027,241	111,166,157	48,944,112	120,969,915	(6,291,075)	(22,530,298)	156,554	63,271,378
Net change in unrealized appreciation
(depreciation) on investments	83,094,614	46,032,304	53,611,490	153,694,004	112,019,324	179,809,715	40,892,171	70,320,516	1,042,251	(25,341,479)
Net increase (decrease) in net assets
from operations	27,665,446	73,885,955	51,006,961	199,380,379	118,119,340	221,073,609	35,100,668	50,138,007	1,115,296	(8,349,768)

Contract transactions [1]
Purchase payments (Note 4)	61,418,474	133,026,401	97,717,268	275,236,198	164,190,825	305,362,315	29,955,747	51,928,678	7,592,473	383,218,803
Surrenders and terminations	(41,714,685)	(81,199,783)	(126,678,416)	(223,786,956)	(198,292,923)	(336,476,982)	(9,864,630)	(27,322,049)	(2,210,217)	(167,992,963)
Transfers between Investment Divisions	(137,489,701)	(81,424,789)	53,546,347	(109,448,688)	(30,931,840)	(136,183,941)	5,755,298	16,737,129	7,731,192	(339,214,181)
Contract owner charges (Note 3)	(10,480,098)	(21,252,586)	(18,399,181)	(59,647,604)	(38,353,962)	(72,660,871)	(2,337,404)	(6,248,416)	(21,329)	(36,950,345)
Net increase (decrease) in net assets from
contract transactions	(128,266,010)	(50,850,757)	6,186,018	(117,647,050)	(103,387,900)	(239,959,479)	23,509,011	35,095,342	13,092,119	(160,938,686)

Net increase (decrease) in net assets	(100,600,564)	23,035,198	57,192,979	81,733,329	14,731,440	(18,885,870)	58,609,679	85,233,349	14,207,415	(169,288,454)

Net assets beginning of period	889,029,313	1,664,641,074	1,389,795,865	4,587,195,037	2,971,041,883	5,606,996,994	218,006,849	477,082,076	31,987,898	3,513,720,842

Net assets end of period	$788,428,749	$1,687,676,272	$1,446,988,844	$4,668,928,366	$2,985,773,323	$5,588,111,124	$276,616,528	$562,315,425	$46,195,313	$3,344,432,388

[1] Contract unit transactions
Units Outstanding at December 31, 2015	47,145,550	82,113,282	105,545,946	226,173,180	201,530,711	295,689,459	21,868,202	28,135,920	3,401,703	64,602,826

Units Issued	10,639,672	14,343,914	28,028,932	31,086,633	26,245,738	36,368,572	9,394,384	12,373,101	2,485,371	14,810,397
Units Redeemed	(17,612,633)	(16,999,235)	(27,731,522)	(37,259,110)	(33,562,303)	(49,621,026)	(7,417,389)	(10,726,675)	(1,138,171)	(18,437,663)

Units Outstanding at December 31, 2016	40,172,589	79,457,961	105,843,356	220,000,703	194,214,146	282,437,005	23,845,197	29,782,346	4,748,903	60,975,560

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A
Operations
Net investment income (loss)	$(45,808,289)	$(1,551,801)	$6,908,610	$(33,164)	$677,218	$(23,672,882)	$(2,267,463)	$1,569,978	$(6,436,384)	$(7,334,050)
Net realized gain (loss) on investments	65,033,856	(1,978,043)	107,384,337	(3,559)	207,325,000	31,036	7,650,010	10,611,564	26,372,375	29,321,635
Net change in unrealized appreciation
(depreciation) on investments	123,204,152	3,704,463	14,346,129	89,468	264,575,726	—	67,455,145	10,316,141	14,615,546	44,762,757
Net increase (decrease) in net assets
from operations	142,429,719	174,619	128,639,076	52,745	472,577,944	(23,641,846)	72,837,692	22,497,683	34,551,537	66,750,342

Contract transactions [1]
Purchase payments (Note 4)	319,054,563	171,562,183	129,990,559	648,396	789,001,043	532,093,084	44,961,590	7,292,935	100,301,094	28,457,339
Surrenders and terminations	(166,251,752)	(77,498,058)	(71,695,578)	(208,658)	(281,986,238)	(384,761,120)	(35,389,693)	(7,811,521)	(46,260,271)	(37,566,047)
Transfers between Investment Divisions	(79,692,844)	1,204,254	8,459,867	(200,439)	535,225,841	(80,327,791)	9,267,036	4,492,902	(150,199,434)	10,478,575
Contract owner charges (Note 3)	(40,304,908)	(10,218,607)	(14,721,315)	(2,382)	(59,130,231)	(20,037,943)	(7,215,222)	(1,171,748)	(10,175,445)	(5,245,218)
Net increase (decrease) in net assets from
contract transactions	32,805,059	85,049,772	52,033,533	236,917	983,110,415	46,966,230	11,623,711	2,802,568	(106,334,056)	(3,875,351)

Net increase (decrease) in net assets	175,234,778	85,224,391	180,672,609	289,662	1,455,688,359	23,324,384	84,461,403	25,300,251	(71,782,519)	62,874,991

Net assets beginning of period	3,180,255,113	901,709,313	1,327,464,465	2,962,618	4,591,554,609	1,489,593,582	619,043,802	104,278,370	908,533,027	495,119,505

Net assets end of period	$3,355,489,891	$986,933,704	$1,508,137,074	$3,252,280	$6,047,242,968	$1,512,917,966	$703,505,205	$129,578,621	$836,750,508	$557,994,496

[1] Contract unit transactions
Units Outstanding at December 31, 2015	38,666,078	87,680,028	54,205,601	314,473	116,456,855	124,377,547	20,728,273	13,219,295	39,281,788	33,833,438

Units Issued	8,414,834	47,598,133	13,972,836	248,756	39,149,935	166,331,099	5,182,060	3,876,272	12,395,065	7,611,595
Units Redeemed	(8,309,072)	(39,625,369)	(12,072,318)	(223,407)	(16,087,552)	(163,188,126)	(4,897,561)	(3,806,040)	(17,374,452)	(8,163,365)

Units Outstanding at December 31, 2016	38,771,840	95,652,792	56,106,119	339,822	139,519,238	127,520,520	21,012,772	13,289,527	34,302,401	33,281,668

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Operations
Net investment income (loss)	$591,561	$(4,926,724)	$8,074,818	$27,291,084	$(2,960,114)	$8,286,701	$(2,235,571)	$(1,967,931)	$(8,416,538)
Net realized gain (loss) on investments	26,624,694	10,202,663	200,392,817	77,028,860	114,240,899	(45,262,106)	(21,470,748)	(15,906,386)	45,362,440
Net change in unrealized appreciation
(depreciation) on investments	113,139,755	11,308,196	(357,174,184)	165,083,988	(56,089,191)	371,436,170	28,107,584	157,793,609	90,208,341
Net increase (decrease) in net assets
from operations	140,356,010	16,584,135	(148,706,549)	269,403,932	55,191,594	334,460,765	4,401,265	139,919,292	127,154,243

Contract transactions [1]
Purchase payments (Note 4)	70,372,818	11,076,968	240,264,122	60,116,516	116,035,984	155,529,761	14,331,103	58,031,056	122,572,176
Surrenders and terminations	(33,130,291)	(28,687,707)	(124,312,737)	(248,859,495)	(42,915,861)	(73,613,244)	(45,467,254)	(24,266,037)	(61,910,212)
Transfers between Investment Divisions	193,611,720	(12,103,984)	(479,607,995)	(138,636,251)	113,994,201	237,248,743	(28,131,816)	297,110,568	(10,957,834)
Contract owner charges (Note 3)	(7,785,291)	(2,850,671)	(30,176,784)	(23,146,156)	(10,123,878)	(17,629,233)	(4,802,519)	(5,043,932)	(14,300,663)
Net increase (decrease) in net assets from
contract transactions	223,068,956	(32,565,394)	(393,833,394)	(350,525,386)	176,990,446	301,536,027	(64,070,486)	325,831,655	35,403,467

Net increase (decrease) in net assets	363,424,966	(15,981,259)	(542,539,943)	(81,121,454)	232,182,040	635,996,792	(59,669,221)	465,750,947	162,557,710

Net assets beginning of period	656,579,776	353,707,369	2,840,786,231	2,829,536,007	836,207,228	1,103,030,194	583,190,307	315,207,899	1,172,349,636

Net assets end of period	$1,020,004,742	$337,726,110	$2,298,246,288	$2,748,414,553	$1,068,389,268	$1,739,026,986	$523,521,086	$780,958,846	$1,334,907,346

[1] Contract unit transactions
Units Outstanding at December 31, 2015	56,107,631	20,519,751	105,322,059	166,512,131	38,562,633	40,316,902	41,101,536	20,761,477	102,218,393

Units Issued	33,873,733	3,156,477	18,936,201	11,751,526	18,754,117	19,855,511	4,275,865	25,652,666	32,801,184
Units Redeemed	(19,034,028)	(5,122,278)	(34,879,338)	(32,155,783)	(11,236,161)	(9,653,120)	(9,005,299)	(7,621,024)	(31,316,273)

Units Outstanding at December 31, 2016	70,947,336	18,553,950	89,378,922	146,107,874	46,080,589	50,519,293	36,372,102	38,793,119	103,703,304

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	CG - Alt 100 Conservative Fund (a)	CG - Alt 100 Growth Fund (a)	CG - Institutional Alt 65 Fund (a)	CG - International Conservative Fund (a)	CG - International Growth Fund (a)	CG - International Moderate Fund (a)	CG - Multi-Strategy Income Fund (a)	CG - Tactical Maximum Growth Fund (a)	CG - Tactical Moderate Growth Fund (a)	Curian Dynamic Risk Advantage - Diversified Fund (a)
Operations
Net investment income (loss)	$290,025	$1,395,987	$1,791,720	$14,324	$61,640	$80,974	$440,388	$1,060,066	$2,366,847	$405,839
Net realized gain (loss) on investments	1,050,931	1,800,022	8,711,461	(171,251)	92,334	(240,045)	(10,317)	8,286,634	24,223,702	16,398,948
Net change in unrealized appreciation
(depreciation) on investments	(265,790)	66,980	(5,604,255)	181,175	236,732	452,303	198,214	(5,054,300)	(10,860,176)	(10,237,793)
Net increase (decrease) in net assets
from operations	1,075,166	3,262,989	4,898,926	24,248	390,706	293,232	628,285	4,292,400	15,730,373	6,566,994

Contract transactions [1]
Purchase payments (Note 4)	3,268,188	7,631,221	5,674,014	1,237,870	722,761	1,307,742	3,220,508	4,308,130	13,990,909	14,668,420
Surrenders and terminations	(643,061)	(1,526,318)	(1,616,943)	(107,858)	(66,538)	(103,364)	(746,796)	(1,587,777)	(4,628,682)	(6,259,014)
Transfers between Investment Divisions	(37,993,122)	(113,532,591)	(133,254,689)	(5,812,769)	(8,773,820)	(11,774,437)	(40,735,195)	(99,135,643)	(312,494,659)	(259,050,015)
Contract owner charges (Note 3)	(4,646)	(33,550)	(49,212)	(264)	(1,111)	(1,508)	(14,216)	(24,512)	(91,171)	(92,055)
Net increase (decrease) in net assets from
contract transactions	(35,372,641)	(107,461,238)	(129,246,830)	(4,683,021)	(8,118,708)	(10,571,567)	(38,275,699)	(96,439,802)	(303,223,603)	(250,732,664)

Net increase (decrease) in net assets	(34,297,475)	(104,198,249)	(124,347,904)	(4,658,773)	(7,728,002)	(10,278,335)	(37,647,414)	(92,147,402)	(287,493,230)	(244,165,670)

Net assets beginning of period	34,297,475	104,198,249	124,347,904	4,658,773	7,728,002	10,278,335	37,647,414	92,147,402	287,493,230	244,165,670

Net assets end of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

[1] Contract unit transactions
Units Outstanding at December 31, 2014	3,443,968	10,191,728	11,019,441	493,681	797,648	1,079,686	3,864,800	7,728,797	24,365,554	23,213,843

Units Issued	397,935	939,098	655,439	203,707	115,847	163,725	592,395	479,847	1,833,769	1,959,399
Units Redeemed	(3,841,903)	(11,130,826)	(11,674,880)	(697,388)	(913,495)	(1,243,411)	(4,457,195)	(8,208,644)	(26,199,323)	(25,173,242)

Units Outstanding at December 31, 2015	—	—	—	—	—	—	—	—	—	—

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	Curian Dynamic Risk Advantage - Growth Fund (a)	Curian Dynamic Risk Advantage - Income Fund (a)	Curian/Aberdeen Latin America Fund (a)	Curian/Ashmore Emerging Market Small Cap Equity Fund (a)	Curian/Baring International Fixed Income Fund (a)	Curian/ CenterSquare International Real Estate Securities Fund (a)	Curian/PineBridge Merger Arbitrage Fund (a)	Curian/Schroder Emerging Europe Fund (a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (a)	JG - Alt 100 Fund
Operations
Net investment income (loss)	$(185,456)	$3,889,181	$(4,999)	$(4,176)	$(13,394)	$40,838	$(208,758)	$(10,033)	$479,500	$488,918
Net realized gain (loss) on investments	(1,102,448)	5,202,754	(405,221)	125,757	(332,031)	179,820	(291,890)	(511,193)	(865,121)	7,507,325
Net change in unrealized appreciation
(depreciation) on investments	3,123,663	(6,488,403)	346,022	289,643	230,235	280,738	366,004	730,486	565,536	(27,381,944)
Net increase (decrease) in net assets
from operations	1,835,759	2,603,532	(64,198)	411,224	(115,190)	501,396	(134,644)	209,260	179,915	(19,385,701)

Contract transactions [1]
Purchase payments (Note 4)	4,858,544	14,737,730	148,500	340,649	462,788	1,638,079	2,087,074	336,646	979,617	62,174,812
Surrenders and terminations	(1,486,771)	(4,480,988)	(13,459)	(21,499)	(83,958)	(105,219)	(1,512,634)	(44,225)	(1,185,249)	(24,946,224)
Transfers between Investment Divisions	(62,719,237)	(186,613,620)	(1,698,493)	(4,084,207)	(4,155,869)	(9,587,527)	(65,832,508)	(2,920,696)	(14,917,875)	97,971,009
Contract owner charges (Note 3)	(44,578)	(53,735)	(444)	(622)	(261)	(1,377)	(18,055)	(2,058)	(1,940)	(410,114)
Net increase (decrease) in net assets from
contract transactions	(59,392,042)	(176,410,613)	(1,563,896)	(3,765,679)	(3,777,300)	(8,056,044)	(65,276,123)	(2,630,333)	(15,125,447)	134,789,483

Net increase (decrease) in net assets	(57,556,283)	(173,807,081)	(1,628,094)	(3,354,455)	(3,892,490)	(7,554,648)	(65,410,767)	(2,421,073)	(14,945,532)	115,403,782

Net assets beginning of period	57,556,283	173,807,081	1,628,094	3,354,455	3,892,490	7,554,648	65,410,767	2,421,073	14,945,532	330,092,913

Net assets end of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$445,496,695

[1] Contract unit transactions
Units Outstanding at December 31, 2014	6,376,923	15,761,871	235,196	362,779	422,742	817,055	6,716,067	325,423	1,598,506	31,304,731

Units Issued	625,953	2,029,060	93,574	151,944	149,745	267,282	320,113	222,178	285,542	21,751,519
Units Redeemed	(7,002,876)	(17,790,931)	(328,770)	(514,723)	(572,487)	(1,084,337)	(7,036,180)	(547,601)	(1,884,048)	(9,629,107)

Units Outstanding at December 31, 2015	—	—	—	—	—	—	—	—	—	43,427,143

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JG - Conservative Fund	JG - Equity 100 Fund	JG - Equity Income Fund (a)	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Operations
Net investment income (loss)	$89,202	$1,019,234	$159,871	$87,429	$1,065,465	$(43,686)	$573,819	$1,957,527	$1,766,665	$(43,007)
Net realized gain (loss) on investments	1,294,891	8,218,216	(728,384)	(448,300)	5,851,192	294,617	6,717,411	10,020,541	15,513,167	(136,455)
Net change in unrealized appreciation
(depreciation) on investments	(4,975,641)	(11,184,480)	(4,485,376)	(2,430,327)	(12,777,498)	(2,630,239)	(18,394,009)	(22,347,656)	(50,635,969)	(1,143,922)
Net increase (decrease) in net assets
from operations	(3,591,548)	(1,947,030)	(5,053,889)	(2,791,198)	(5,860,841)	(2,379,308)	(11,102,779)	(10,369,588)	(33,356,137)	(1,323,384)

Contract transactions [1]
Purchase payments (Note 4)	42,766,278	13,999,809	6,917,966	10,695,472	92,539,647	8,002,742	39,745,985	104,633,307	150,576,092	2,089,175
Surrenders and terminations	(10,853,587)	(4,705,781)	(3,234,974)	(6,200,349)	(6,031,758)	(3,318,299)	(5,903,668)	(24,037,513)	(36,109,235)	(506,707)
Transfers between Investment Divisions	(3,576,712)	(4,640,783)	(60,642,657)	25,830,638	3,753,547	(4,705,607)	83,446,611	(6,015,673)	255,468,140	(2,139,105)
Contract owner charges (Note 3)	(96,295)	(67,477)	(31,044)	(60,339)	(221,443)	(31,662)	(175,146)	(294,717)	(570,204)	(4,113)
Net increase (decrease) in net assets from
contract transactions	28,239,684	4,585,768	(56,990,709)	30,265,422	90,039,993	(52,826)	117,113,782	74,285,404	369,364,793	(560,750)

Net increase (decrease) in net assets	24,648,136	2,638,738	(62,044,598)	27,474,224	84,179,152	(2,432,134)	106,011,003	63,915,816	336,008,656	(1,884,134)

Net assets beginning of period	97,608,053	78,822,197	62,044,598	44,387,395	156,054,897	47,997,450	113,731,523	334,274,451	476,810,694	10,920,077

Net assets end of period	$122,256,189	$81,460,935	$—	$71,861,619	$240,234,049	$45,565,316	$219,742,526	$398,190,267	$812,819,350	$9,035,943

[1] Contract unit transactions
Units Outstanding at December 31, 2014	9,073,125	5,868,055	4,808,921	4,527,313	13,932,162	4,914,300	9,114,335	28,147,630	40,122,145	1,141,507

Units Issued	6,300,759	1,571,859	868,056	6,156,230	11,200,698	1,581,601	11,586,142	12,465,273	40,725,915	396,896
Units Redeemed	(3,687,504)	(1,236,520)	(5,676,977)	(3,116,880)	(3,300,668)	(1,590,065)	(2,672,557)	(6,270,194)	(10,813,440)	(459,943)

Units Outstanding at December 31, 2015	11,686,380	6,203,394	—	7,566,663	21,832,192	4,905,836	18,027,920	34,342,709	70,034,620	1,078,460

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Operations
Net investment income (loss)	$97,263	$171,457	$81,746	$(354,134)	$(597,531)	$9,658,880	$2,774,155	$(367,862)	$2,787,801	$1,816,949
Net realized gain (loss) on investments	914,283	3,807,077	3,148,140	2,022,823	6,999,489	10,093,721	431,595	12,674,060	438,495	133,621
Net change in unrealized appreciation
(depreciation) on investments	(1,732,902)	(5,995,350)	(5,555,544)	(571,021)	(1,224,455)	(23,456,198)	(5,068,028)	(14,563,546)	(4,472,357)	(2,002,409)
Net increase (decrease) in net assets
from operations	(721,356)	(2,016,816)	(2,325,658)	1,097,668	5,177,503	(3,703,597)	(1,862,278)	(2,257,348)	(1,246,061)	(51,839)

Contract transactions [1]
Purchase payments (Note 4)	23,482,407	42,384,860	53,576,136	34,430,350	58,601,363	12,284,999	16,096,519	9,391,826	100,974,637	11,464,768
Surrenders and terminations	(3,617,471)	(4,277,369)	(7,927,548)	(2,374,871)	(4,705,089)	(1,467,585)	(5,987,697)	(1,573,746)	(9,407,405)	(1,254,800)
Transfers between Investment Divisions	10,380,253	85,129	22,524,905	26,899,425	15,503,797	(1,071,271)	5,029,823	(3,170,340)	206,411,743	9,912,693
Contract owner charges (Note 3)	(30,454)	(86,505)	(105,951)	(28,665)	(68,605)	(13,877)	(33,637)	(26,161)	(394,511)	(10,165)
Net increase (decrease) in net assets from
contract transactions	30,214,735	38,106,115	68,067,542	58,926,239	69,331,466	9,732,266	15,105,008	4,621,579	297,584,464	20,112,496

Net increase (decrease) in net assets	29,493,379	36,089,299	65,741,884	60,023,907	74,508,969	6,028,669	13,242,730	2,364,231	296,338,403	20,060,657

Net assets beginning of period	45,819,993	98,242,884	109,627,946	31,091,576	98,155,499	19,064,846	53,933,018	33,714,578	68,288,775	14,150,165

Net assets end of period	$75,313,372	$134,332,183	$175,369,830	$91,115,483	$172,664,468	$25,093,515	$67,175,748	$36,078,809	$364,627,178	$34,210,822

[1] Contract unit transactions
Units Outstanding at December 31, 2014	4,083,257	7,688,178	9,032,517	2,806,805	6,775,230	1,779,738	5,373,142	2,330,957	6,500,383	1,444,896

Units Issued	3,957,234	4,700,514	6,989,855	6,380,308	7,013,383	2,276,827	4,159,332	1,157,339	32,369,302	3,046,849
Units Redeemed	(1,273,780)	(1,766,840)	(1,447,318)	(1,394,466)	(2,475,638)	(1,418,137)	(2,678,242)	(840,575)	(4,225,467)	(1,031,536)

Units Outstanding at December 31, 2015	6,766,711	10,621,852	14,575,054	7,792,647	11,312,975	2,638,428	6,854,232	2,647,721	34,644,218	3,460,209
See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Franklin Templeton Natural Resources Fund (a)	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund
Operations
Net investment income (loss)	$194,915	$971,578	$725,443	$14,531	$2,799,011	$87,187	$(51,860)	$131,749	$655,591	$391,506
Net realized gain (loss) on investments	56,203	3,240,613	(19,560,112)	101,192	8,545,022	6,893	(552,650)	(1,017,617)	354,788	(278,516)
Net change in unrealized appreciation
(depreciation) on investments	(2,029,808)	(9,799,403)	11,803,867	(501,187)	(14,271,384)	(36,260)	(988,980)	(5,023,380)	(2,388,476)	(848,000)
Net increase (decrease) in net assets
from operations	(1,778,690)	(5,587,212)	(7,030,802)	(385,464)	(2,927,351)	57,820	(1,593,490)	(5,909,248)	(1,378,097)	(735,010)

Contract transactions [1]
Purchase payments (Note 4)	7,936,431	31,808,614	6,165,377	14,957,056	4,291,953	1,671,732	3,050,281	9,896,584	20,436,233	3,560,756
Surrenders and terminations	(1,975,232)	(7,893,795)	(988,184)	(928,244)	(1,382,954)	(655,635)	(162,467)	(5,886,245)	(3,053,095)	(1,374,945)
Transfers between Investment Divisions	(2,767,887)	(3,968,352)	(24,936,527)	15,689,105	(1,537,046)	(3,174,476)	866,277	38,794,722	9,236,842	(110,370)
Contract owner charges (Note 3)	(27,957)	(87,813)	(14,920)	(5,541)	(7,093)	(10,822)	(3,541)	(80,356)	(44,363)	(5,944)
Net increase (decrease) in net assets from
contract transactions	3,165,355	19,858,654	(19,774,254)	29,712,376	1,364,860	(2,169,201)	3,750,550	42,724,705	26,575,617	2,069,497

Net increase (decrease) in net assets	1,386,665	14,271,442	(26,805,056)	29,326,912	(1,562,491)	(2,111,381)	2,157,060	36,815,457	25,197,520	1,334,487

Net assets beginning of period	26,393,402	106,384,844	26,805,056	14,612,567	17,185,260	14,461,446	3,124,236	64,332,150	34,347,229	12,692,879

Net assets end of period	$27,780,067	$120,656,286	$—	$43,939,479	$15,622,769	$12,350,065	$5,281,296	$101,147,607	$59,544,749	$14,027,366

[1] Contract unit transactions
Units Outstanding at December 31, 2014	1,941,644	8,696,399	3,615,543	1,300,096	1,674,567	1,447,645	406,539	6,324,371	3,137,658	1,290,169

Units Issued	1,031,906	4,246,633	1,647,521	3,151,768	933,922	359,893	975,153	7,621,725	3,964,915	786,402
Units Redeemed	(800,484)	(2,647,235)	(5,263,064)	(670,887)	(800,917)	(582,015)	(455,237)	(3,594,295)	(1,533,124)	(579,515)

Units Outstanding at December 31, 2015	2,173,066	10,295,797	—	3,780,977	1,807,572	1,225,523	926,455	10,351,801	5,569,449	1,497,056

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A
Operations
Net investment income (loss)	$(2,019,487)	$(162,302)	$(68,194)	$633,893	$(54,180)	$2,715,893	$7,616,687	$12,043,558	$17,395,661	$14,455,201
Net realized gain (loss) on investments	1,369,825	3,910,887	69,141	(3,957,318)	17,813	41,361,364	40,262,179	43,565,637	75,756,432	160,906,430
Net change in unrealized appreciation
(depreciation) on investments	4,503,186	(2,042,906)	(350,317)	(5,338,868)	84,517	(68,339,003)	(77,694,205)	(97,028,840)	(150,207,206)	(233,040,526)
Net increase (decrease) in net assets
from operations	3,853,524	1,705,679	(349,370)	(8,662,293)	48,150	(24,261,746)	(29,815,339)	(41,419,645)	(57,055,113)	(57,678,895)

Contract transactions [1]
Purchase payments (Note 4)	168,940,557	12,034,089	5,690,210	6,303,198	3,635,305	16,388,203	120,768,921	135,540,656	209,734,845	102,845,233
Surrenders and terminations	(9,438,897)	(4,083,146)	(258,203)	(1,458,680)	(386,984)	(43,017,275)	(30,181,868)	(65,490,277)	(68,927,450)	(78,212,094)
Transfers between Investment Divisions	130,911,245	53,963,028	(23,254)	2,290,186	1,739,501	54,103,710	10,850,522	15,204,997	68,270,397	(95,779,293)
Contract owner charges (Note 3)	(66,675)	(53,652)	(7,435)	(20,698)	(4,570)	(7,322,087)	(8,938,823)	(15,950,352)	(20,035,458)	(22,235,180)
Net increase (decrease) in net assets from
contract transactions	290,346,230	61,860,319	5,401,318	7,114,006	4,983,252	20,152,551	92,498,752	69,305,024	189,042,334	(93,381,334)

Net increase (decrease) in net assets	294,199,754	63,565,998	5,051,948	(1,548,287)	5,031,402	(4,109,195)	62,683,413	27,885,379	131,987,221	(151,060,229)

Net assets beginning of period	84,807,913	46,574,786	6,295,278	26,144,536	3,201,218	622,021,169	650,863,142	1,200,467,262	1,472,585,837	1,687,365,975

Net assets end of period	$379,007,667	$110,140,784	$11,347,226	$24,596,249	$8,232,620	$617,911,974	$713,546,555	$1,228,352,641	$1,604,573,058	$1,536,305,746

[1] Contract unit transactions
Units Outstanding at December 31, 2014	7,296,879	2,912,870	561,689	6,071,306	311,359	35,831,091	55,249,480	92,418,358	116,853,478	100,923,610

Units Issued	26,274,469	5,456,837	748,416	4,461,904	645,975	9,281,377	17,204,230	19,824,331	32,824,278	11,543,546
Units Redeemed	(2,037,140)	(1,289,019)	(273,015)	(2,670,798)	(192,844)	(8,577,784)	(9,431,600)	(14,650,301)	(18,017,744)	(17,186,109)

Units Outstanding at December 31, 2015	31,534,208	7,080,688	1,037,090	7,862,412	764,490	36,534,684	63,022,110	97,592,388	131,660,012	95,281,047

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Operations
Net investment income (loss)	$17,881,906	$23,612,441	$(26,858)	$(16,077,117)	$(6,287,156)	$(276,551)	$(2,006,279)	$18,890,954	$(824,249)	$(6,479,523)
Net realized gain (loss) on investments	191,577,528	217,215,869	(13,359)	172,007,472	40,241,881	292,912	26,143,599	71,884,229	(1,907,596)	20,811,492
Net change in unrealized appreciation
(depreciation) on investments	(284,998,440)	(340,602,382)	(125,882)	(224,842,450)	(97,214,175)	(1,272,687)	(46,429,750)	(179,235,977)	(22,931,708)	(35,049,334)
Net increase (decrease) in net assets
from operations	(75,539,006)	(99,774,072)	(166,099)	(68,912,095)	(63,259,450)	(1,256,326)	(22,292,430)	(88,460,794)	(25,663,553)	(20,717,365)

Contract transactions [1]
Purchase payments (Note 4)	128,112,009	184,027,415	4,403,992	98,394,212	68,504,704	14,310,675	249,497,853	320,035,067	42,946,715	78,072,407
Surrenders and terminations	(95,458,479)	(137,887,807)	(90,254)	(52,427,105)	(27,969,943)	(885,852)	(48,374,691)	(78,322,656)	(24,453,258)	(18,183,462)
Transfers between Investment Divisions	(234,493,518)	(325,445,003)	2,081,759	(59,365,022)	(47,966,738)	894,354	202,336,259	(49,232,900)	(37,103,934)	81,890,050
Contract owner charges (Note 3)	(28,754,961)	(40,282,353)	(278)	(13,170,755)	(6,346,976)	(14,960)	(11,531,647)	(22,560,149)	(5,409,136)	(5,662,507)
Net increase (decrease) in net assets from
contract transactions	(230,594,949)	(319,587,748)	6,395,219	(26,568,670)	(13,778,953)	14,304,217	391,927,774	169,919,362	(24,019,613)	136,116,488

Net increase (decrease) in net assets	(306,133,955)	(419,361,820)	6,229,120	(95,480,765)	(77,038,403)	13,047,891	369,635,344	81,458,568	(49,683,166)	115,399,123

Net assets beginning of period	2,248,151,281	3,167,812,442	—	1,096,100,961	590,902,519	18,690,010	749,736,556	1,747,476,624	467,955,526	370,904,900

Net assets end of period	$1,942,017,326	$2,748,450,622	$6,229,120	$1,000,620,196	$513,864,116	$31,737,901	$1,119,371,900	$1,828,935,192	$418,272,360	$486,304,023

[1] Contract unit transactions
Units Outstanding at December 31, 2014	131,465,268	185,952,874	—	28,001,847	31,963,880	1,831,362	62,246,690	105,559,872	44,301,428	28,755,706

Units Issued	12,190,072	19,171,059	782,331	6,113,005	7,971,278	2,260,844	45,173,200	31,684,941	8,780,180	17,924,156
Units Redeemed	(25,822,180)	(38,121,288)	(126,885)	(7,003,617)	(8,881,747)	(895,901)	(13,028,036)	(21,452,460)	(11,168,882)	(8,421,293)

Units Outstanding at December 31, 2015	117,833,160	167,002,645	655,446	27,111,235	31,053,411	3,196,305	94,391,854	115,792,353	41,912,726	38,258,569

(a) Commencement of operations April 27, 2015.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Operations
Net investment income (loss)	$(16,495,144)	$(2,617,269)	$(4,733,827)	$(4,272,317)	$13,466,493	$23,059,968	$(11,641,278)	$(7,587,863)	$(128,701)	$2,011,145
Net realized gain (loss) on investments	165,344,879	27,229,809	8,970,031	63,803,570	689,173	224,937,514	79,303,221	(38,619,674)	66,119	4,548,337
Net change in unrealized appreciation
(depreciation) on investments	(170,160,990)	(40,589,255)	(77,613,837)	(98,830,965)	(17,706,708)	(351,011,596)	(38,559,626)	(165,012,339)	523,988	(167,955,275)
Net increase (decrease) in net assets
from operations	(21,311,255)	(15,976,715)	(73,377,633)	(39,299,712)	(3,551,042)	(103,014,114)	29,102,317	(211,219,876)	461,406	(161,395,793)

Contract transactions [1]
Purchase payments (Note 4)	681,715,263	257,168,020	204,203,420	104,529,262	45,561,577	569,343,028	114,310,130	63,127,587	8,976,410	137,007,141
Surrenders and terminations	(112,407,485)	(26,370,207)	(32,681,260)	(27,936,948)	(8,616,295)	(145,353,979)	(47,037,460)	(45,777,991)	(551,071)	(33,259,861)
Transfers between Investment Divisions	63,770,944	95,780,844	158,702,557	30,570,185	65,115,717	(36,810,731)	173,463,729	20,003,325	16,109,849	(170,131,055)
Contract owner charges (Note 3)	(30,247,593)	(10,058,598)	(9,705,055)	(9,422,062)	(274,660)	(41,038,130)	(8,892,594)	(9,169,053)	(5,166)	(7,528,152)
Net increase (decrease) in net assets from
contract transactions	602,831,129	316,520,059	320,519,662	97,740,437	101,786,339	346,140,188	231,843,805	28,183,868	24,530,022	(73,911,927)

Net increase (decrease) in net assets	581,519,874	300,543,344	247,142,029	58,440,725	98,235,297	243,126,074	260,946,122	(183,036,008)	24,991,428	(235,307,720)

Net assets beginning of period	2,316,145,307	640,593,136	679,178,639	701,140,608	99,749,786	3,274,351,419	693,280,625	843,027,945	3,303,299	853,801,352

Net assets end of period	$2,897,665,181	$941,136,480	$926,320,668	$759,581,333	$197,985,083	$3,517,477,493	$954,226,747	$659,991,937	$28,294,727	$618,493,632

[1] Contract unit transactions
Units Outstanding at December 31, 2014	141,489,304	50,702,870	56,638,167	64,512,396	8,855,498	273,649,060	17,193,000	90,487,551	336,044	54,690,829

Units Issued	59,358,073	33,931,499	39,443,127	20,483,230	11,906,653	72,463,037	9,515,177	27,122,938	2,757,386	16,822,711
Units Redeemed	(23,363,048)	(9,402,183)	(13,844,070)	(11,525,196)	(3,346,382)	(44,221,967)	(4,209,173)	(23,664,716)	(349,382)	(22,268,119)

Units Outstanding at December 31, 2015	177,484,329	75,232,186	82,237,224	73,470,430	17,415,769	301,890,130	22,499,004	93,945,773	2,744,048	49,245,421

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (a)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A
Operations
Net investment income (loss)	$(3,360,595)	$(2,504,527)	$8,202,976	$(3,199,742)	$(23,634)	$561,261	$(2,233,000)	$1,459,181	$3,516,223	$49,191,748
Net realized gain (loss) on investments	37,018,963	26,634,046	(3,469,802)	41,025,658	2,555	(709,384)	10,266,535	51,787,742	23,630,471	(8,154,892)
Net change in unrealized appreciation
(depreciation) on investments	(47,645,710)	(21,754,649)	(29,844,836)	(61,510,003)	92,202	(23,439,100)	(37,553,242)	(164,844,329)	(64,761,203)	(81,614,655)
Net increase (decrease) in net assets
from operations	(13,987,342)	2,374,870	(25,111,662)	(23,684,087)	71,123	(23,587,223)	(29,519,707)	(111,597,406)	(37,614,509)	(40,577,799)

Contract transactions [1]
Purchase payments (Note 4)	33,332,045	32,369,531	48,671,512	102,020,442	2,033,047	12,390,820	43,948,359	97,724,518	54,745,271	109,520,279
Surrenders and terminations	(31,283,089)	(25,600,159)	(27,038,427)	(30,413,780)	(106,661)	(5,890,097)	(20,888,391)	(114,743,263)	(24,913,494)	(37,938,626)
Transfers between Investment Divisions	1,889,047	17,393,508	15,006,495	4,057,351	14,150,102	(9,472,081)	(3,952,830)	(70,771,224)	(78,955,938)	(79,888,687)
Contract owner charges (Note 3)	(4,955,160)	(4,343,216)	(5,063,587)	(6,354,798)	(820)	(1,525,492)	(4,789,064)	(17,527,619)	(5,808,203)	(7,196,496)
Net increase (decrease) in net assets from
contract transactions	(1,017,157)	19,819,664	31,575,993	69,309,215	16,075,668	(4,496,850)	14,318,074	(105,317,588)	(54,932,364)	(15,503,530)

Net increase (decrease) in net assets	(15,004,499)	22,194,534	6,464,331	45,625,128	16,146,791	(28,084,073)	(15,201,633)	(216,914,994)	(92,546,873)	(56,081,329)

Net assets beginning of period	449,386,945	408,782,494	431,510,424	567,701,179	—	128,090,211	349,714,430	1,557,952,149	521,536,485	737,968,724

Net assets end of period	$434,382,446	$430,977,028	$437,974,755	$613,326,307	$16,146,791	$100,006,138	$334,512,797	$1,341,037,155	$428,989,612	$681,887,395

[1] Contract unit transactions
Units Outstanding at December 31, 2014	32,538,431	12,122,971	31,773,320	21,390,965	—	14,982,154	44,454,664	130,142,185	48,135,574	63,091,692

Units Issued	6,642,881	3,679,436	9,643,669	8,828,659	1,488,334	6,329,807	23,750,704	17,082,834	10,685,460	18,824,122
Units Redeemed	(6,871,467)	(3,263,736)	(7,592,538)	(6,386,967)	(14,993)	(7,088,670)	(22,831,884)	(26,297,856)	(16,057,978)	(20,322,076)

Units Outstanding at December 31, 2015	32,309,845	12,538,671	33,824,451	23,832,657	1,473,341	14,223,291	45,373,484	120,927,163	42,763,056	61,593,738

(a) Commencement of operations September 28, 2015.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A
Operations
Net investment income (loss)	$47,858,335	$(2,391,913)	$11,650,370	$5,644,969	$(2,414,935)	$(6,663,730)	$(5,001,732)	$(30,069)	$17,883,575	$3,412,925
Net realized gain (loss) on investments	11,224,706	37,553,216	49,227,956	(4,219,881)	(13,902,054)	53,033,770	40,087,643	(146,507)	111,919,303	12,258,223
Net change in unrealized appreciation
(depreciation) on investments	(224,402,889)	(30,115,274)	(98,658,082)	(11,746,662)	(8,239,766)	(123,209,008)	(47,091,353)	(389,658)	(170,519,272)	(47,406,638)
Net increase (decrease) in net assets
from operations	(165,319,848)	5,046,029	(37,779,756)	(10,321,574)	(24,556,755)	(76,838,968)	(12,005,442)	(566,234)	(40,716,394)	(31,735,490)

Contract transactions [1]
Purchase payments (Note 4)	203,426,792	74,425,265	54,522,050	107,766,620	6,548,853	90,498,650	60,770,307	5,683,257	198,051,763	119,226,536
Surrenders and terminations	(123,762,996)	(22,659,647)	(32,795,654)	(63,556,836)	(13,473,890)	(38,164,490)	(18,149,697)	(41,421)	(72,375,136)	(36,577,720)
Transfers between Investment Divisions	(218,147,763)	64,952,763	(20,288,504)	83,902,187	(18,287,552)	(29,673,004)	12,450,616	2,758,920	(46,279,579)	86,047,813
Contract owner charges (Note 3)	(20,573,110)	(5,447,825)	(7,360,126)	(9,550,213)	(1,751,648)	(8,756,654)	(3,913,501)	(387)	(14,989,075)	(7,439,078)
Net increase (decrease) in net assets from
contract transactions	(159,057,077)	111,270,556	(5,922,234)	118,561,758	(26,964,237)	13,904,502	51,157,725	8,400,369	64,407,973	161,257,551

Net increase (decrease) in net assets	(324,376,925)	116,316,585	(43,701,990)	108,240,184	(51,520,992)	(62,934,466)	39,152,283	7,834,135	23,691,579	129,522,061

Net assets beginning of period	1,997,943,848	424,813,687	625,966,359	774,772,895	197,206,893	718,036,413	316,098,716	—	1,284,167,861	619,284,985

Net assets end of period	$1,673,566,923	$541,130,272	$582,264,369	$883,013,079	$145,685,901	$655,101,947	$355,250,999	$7,834,135	$1,307,859,440	$748,807,046

[1] Contract unit transactions
Units Outstanding at December 31, 2014	142,444,264	43,002,479	51,539,564	30,480,079	15,557,759	35,055,336	23,729,531	—	76,820,365	30,512,443

Units Issued	26,194,032	22,572,032	8,912,373	13,756,519	1,787,039	10,141,302	12,549,587	1,183,949	30,119,969	15,349,919
Units Redeemed	(38,408,643)	(12,116,584)	(9,495,740)	(9,278,618)	(4,075,548)	(9,651,816)	(8,847,021)	(293,549)	(27,055,558)	(7,849,425)

Units Outstanding at December 31, 2015	130,229,653	53,457,927	50,956,197	34,957,980	13,269,250	35,544,822	27,432,097	890,400	79,884,776	38,012,937

(a) Commencement of operations April 27, 2015.
See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a)
Operations
Net investment income (loss)	$(8,326,001)	$(3,471,926)	$(11,740,742)	$(20,104,747)	$(13,445,634)	$6,223,266	$7,001,740	$2,021,692	$4,054,564	$(767,391)
Net realized gain (loss) on investments	73,489,153	22,857,250	74,992,024	160,646,134	140,141,419	(3,815,542)	(11,650,154)	24,054,220	(655,971)	(16,605,841)
Net change in unrealized appreciation
(depreciation) on investments	(45,707,000)	(51,428,853)	(112,032,667)	(416,854,786)	(137,027,460)	(10,997,571)	(88,341,288)	(40,214,748)	(15,673,443)	8,792,174
Net increase (decrease) in net assets
from operations	19,456,152	(32,043,529)	(48,781,385)	(276,313,399)	(10,331,675)	(8,589,847)	(92,989,702)	(14,138,836)	(12,274,850)	(8,581,058)

Contract transactions [1]
Purchase payments (Note 4)	58,508,448	34,774,721	189,027,823	174,857,022	188,072,803	113,758,955	15,897,372	28,702,261	114,667,575	14,567,853
Surrenders and terminations	(31,439,516)	(17,234,761)	(39,225,426)	(136,178,141)	(46,986,293)	(57,772,858)	(30,942,072)	(23,884,000)	(51,249,108)	(3,484,011)
Transfers between Investment Divisions	31,644,665	(16,691,084)	234,424,113	(374,753,795)	207,969,961	88,478,837	(18,633,246)	(9,884,141)	31,753,729	(99,747,620)
Contract owner charges (Note 3)	(6,581,931)	(3,349,664)	(8,644,029)	(31,575,909)	(9,407,569)	(7,245,723)	(4,508,054)	(4,527,985)	(6,853,370)	(891,922)
Net increase (decrease) in net assets from
contract transactions	52,131,666	(2,500,788)	375,582,481	(367,650,823)	339,648,902	137,219,211	(38,186,000)	(9,593,865)	88,318,826	(89,555,700)

Net increase (decrease) in net assets	71,587,818	(34,544,317)	326,801,096	(643,964,222)	329,317,227	128,629,364	(131,175,702)	(23,732,701)	76,043,976	(98,136,758)

Net assets beginning of period	565,049,969	311,142,610	608,506,397	2,903,055,412	740,280,882	633,095,753	492,894,638	393,768,518	652,066,839	98,136,758

Net assets end of period	$636,637,787	$276,598,293	$935,307,493	$2,259,091,190	$1,069,598,109	$761,725,117	$361,718,936	$370,035,817	$728,110,815	$—

[1] Contract unit transactions
Units Outstanding at December 31, 2014	30,356,136	11,427,798	23,795,235	212,888,435	18,804,015	30,950,814	39,087,244	30,580,319	45,781,591	6,734,799

Units Issued	12,516,865	3,103,815	22,842,232	23,760,107	14,387,717	23,186,842	5,863,393	4,885,136	23,150,257	2,590,930
Units Redeemed	(9,765,229)	(3,241,631)	(9,009,027)	(51,744,436)	(6,769,463)	(16,900,106)	(9,320,642)	(5,656,874)	(17,269,927)	(9,325,729)

Units Outstanding at December 31, 2015	33,107,772	11,289,982	37,628,440	184,904,106	26,422,269	37,237,550	35,629,995	29,808,581	51,661,921	—

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (a)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Operations
Net investment income (loss)	$823,763	$1,698,168	$(176,650)	$2,475,816	$8,554,884	$1,629,968	$(7,315,831)	$2,238,077	$(10,642,939)	$82,715
Net realized gain (loss) on investments	(12,607,848)	3,979,007	(1,740,731)	42,543,893	5,260,714	6,691,053	146,790,427	200,755,024	176,228,095	554,782
Net change in unrealized appreciation
(depreciation) on investments	(81,199,435)	(33,125,217)	5,342,821	(65,815,227)	(47,733,876)	(12,797,038)	(207,600,679)	(229,359,022)	(242,768,244)	(4,108,706)
Net increase (decrease) in net assets
from operations	(92,983,520)	(27,448,042)	3,425,440	(20,795,518)	(33,918,278)	(4,476,017)	(68,126,083)	(26,365,921)	(77,183,088)	(3,471,209)

Contract transactions [1]
Purchase payments (Note 4)	90,252,825	92,586,971	899,347	65,895,527	172,337,458	44,099,945	231,624,810	598,002,537	168,410,828	14,386,878
Surrenders and terminations	(21,734,378)	(15,402,086)	(1,028,712)	(33,614,159)	(54,451,219)	(8,904,840)	(80,172,106)	(200,190,214)	(79,615,672)	(2,259,546)
Transfers between Investment Divisions	25,743,792	142,320,918	(44,339,057)	848,599	72,853,694	76,165,233	151,830,311	139,621,992	(2,193,213)	(11,672,759)
Contract owner charges (Note 3)	(5,837,877)	(4,140,269)	(101,322)	(8,300,434)	(9,595,072)	(2,044,633)	(14,501,302)	(34,323,456)	(11,574,377)	(24,504)
Net increase (decrease) in net assets from
contract transactions	88,424,362	215,365,534	(44,569,744)	24,829,533	181,144,861	109,315,705	288,781,713	503,110,859	75,027,566	430,069

Net increase (decrease) in net assets	(4,559,158)	187,917,492	(41,144,304)	4,034,015	147,226,583	104,839,688	220,655,630	476,744,938	(2,155,522)	(3,041,140)

Net assets beginning of period	476,725,115	245,362,210	41,144,304	681,568,328	856,844,761	115,033,729	1,279,351,644	3,229,424,582	1,179,021,383	43,475,821

Net assets end of period	$472,165,957	$433,279,702	$—	$685,602,343	$1,004,071,344	$219,873,417	$1,500,007,274	$3,706,169,520	$1,176,865,861	$40,434,681

[1] Contract unit transactions
Units Outstanding at December 31, 2014	50,802,722	17,013,160	4,290,430	51,593,680	49,800,759	7,313,844	48,283,556	179,675,003	51,330,529	3,653,620

Units Issued	26,117,821	22,424,753	405,216	9,879,711	23,204,902	12,089,348	25,452,973	75,769,136	19,345,144	2,625,210
Units Redeemed	(16,709,414)	(8,359,354)	(4,695,646)	(8,131,810)	(13,409,475)	(5,896,130)	(14,939,664)	(48,845,859)	(16,462,482)	(2,649,751)

Units Outstanding at December 31, 2015	60,211,129	31,078,559	—	53,341,581	59,596,186	13,507,062	58,796,865	206,598,280	54,213,191	3,629,079

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A (a)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Operations
Net investment income (loss)	$(3,536,403)	$(426,204)	$(1,482,914)	$(1,440,905)	$(155,270)	$(15,449)	$(4,906,279)	$25,953,424	$45,302,287	$29,098,998
Net realized gain (loss) on investments	(3,334,094)	(569,907)	(1,183,771)	4,275,386	7,567,813	(112,925)	51,370,963	(52,835,949)	50,080,786	(4,492,652)
Net change in unrealized appreciation
(depreciation) on investments	(24,699,563)	(3,247,664)	(13,147,171)	(9,686,805)	(19,106,787)	(130,222)	(44,081,223)	(27,634,805)	(128,512,106)	(58,225,182)
Net increase (decrease) in net assets
from operations	(31,570,060)	(4,243,775)	(15,813,856)	(6,852,324)	(11,694,244)	(258,596)	2,383,461	(54,517,330)	(33,129,033)	(33,618,836)

Contract transactions [1]
Purchase payments (Note 4)	60,903,030	33,466,616	107,372,066	25,002,924	80,856,906	2,735,562	113,707,273	83,405,392	259,069,471	210,107,719
Surrenders and terminations	(24,227,383)	(1,913,122)	(5,754,248)	(4,497,862)	(20,939,296)	(31,077)	(42,934,942)	(85,509,339)	(228,455,601)	(72,649,713)
Transfers between Investment Divisions	415,706,023	6,744,681	76,967,420	4,827,472	22,726,822	2,103,372	182,988,304	(135,014,261)	(108,892,823)	(102,658,211)
Contract owner charges (Note 3)	(304,327)	(38,389)	(119,358)	(1,305,094)	(4,630,200)	(240)	(9,977,526)	(14,247,256)	(34,829,586)	(11,675,341)
Net increase (decrease) in net assets from
contract transactions	452,077,343	38,259,786	178,465,880	24,027,440	78,014,232	4,807,617	243,783,109	(151,365,464)	(113,108,539)	23,124,454

Net increase (decrease) in net assets	420,507,283	34,016,011	162,652,024	17,175,116	66,319,988	4,549,021	246,166,570	(205,882,794)	(146,237,572)	(10,494,382)

Net assets beginning of period	24,944,185	17,561,425	44,028,674	84,869,532	333,742,609	—	693,160,565	1,317,828,451	3,192,629,103	1,190,883,299

Net assets end of period	$445,451,468	$51,577,436	$206,680,698	$102,044,648	$400,062,597	$4,549,021	$939,327,135	$1,111,945,657	$3,046,391,531	$1,180,388,917

[1] Contract unit transactions
Units Outstanding at December 31, 2014	2,395,158	1,693,878	4,239,535	6,710,801	31,464,239	—	37,216,962	96,758,149	162,079,925	111,124,452

Units Issued	50,716,099	5,466,750	20,306,129	5,876,868	20,408,898	679,174	22,629,514	15,146,991	33,662,256	46,873,742
Units Redeemed	(8,867,825)	(1,832,689)	(3,467,959)	(4,033,688)	(13,168,460)	(139,769)	(10,655,634)	(26,593,695)	(40,049,202)	(44,924,506)

Units Outstanding at December 31, 2015	44,243,432	5,327,939	21,077,705	8,553,981	38,704,677	539,405	49,190,842	85,311,445	155,692,979	113,073,688

(a) Commencement of operations April 27, 2015.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A
Operations
Net investment income (loss)	$67,307,790	$(2,050,972)	$(2,838,902)	$(2,618,956)	$21,469,574	$210,205,424	$(6,260,342)	$20,095,956	$6,339	$(4,601,966)
Net realized gain (loss) on investments	(67,622,791)	47,281,527	17,920,202	9,190,736	33,725,952	365,825,090	122,022,760	191,388,170	(131,729)	123,127,920
Net change in unrealized appreciation
(depreciation) on investments	(124,227,701)	(75,281,060)	(38,535,835)	(24,727,169)	(62,757,137)	(928,857,155)	(128,732,964)	(233,348,957)	(1,371,760)	(280,369,022)
Net increase (decrease) in net assets
from operations	(124,542,702)	(30,050,505)	(23,454,535)	(18,155,389)	(7,561,611)	(352,826,641)	(12,970,546)	(21,864,831)	(1,497,150)	(161,843,068)

Contract transactions [1]
Purchase payments (Note 4)	173,362,370	51,475,892	50,338,532	12,184,730	42,936,555	1,141,913,416	149,886,406	212,547,374	12,772,112	188,436,116
Surrenders and terminations	(103,083,634)	(15,329,757)	(16,590,872)	(13,291,691)	(31,297,442)	(253,170,351)	(45,580,741)	(120,339,216)	(1,193,173)	(50,611,699)
Transfers between Investment Divisions	(175,816,263)	(15,298,002)	148,525,556	(28,085,500)	(44,811,111)	815,408,874	168,149,257	(177,418,569)	7,630,712	(117,201,155)
Contract owner charges (Note 3)	(15,888,353)	(3,165,781)	(3,673,711)	(1,577,488)	(3,716,542)	(58,194,463)	(10,218,342)	(25,276,932)	(5,237)	(11,715,532)
Net increase (decrease) in net assets from
contract transactions	(121,425,880)	17,682,352	178,599,505	(30,769,949)	(36,888,540)	1,645,957,476	262,236,580	(110,487,343)	19,204,414	8,907,730

Net increase (decrease) in net assets	(245,968,582)	(12,368,153)	155,144,970	(48,925,338)	(44,450,151)	1,293,130,835	249,266,034	(132,352,174)	17,707,264	(152,935,338)

Net assets beginning of period	1,605,816,753	303,239,522	199,123,929	202,023,417	497,608,907	4,667,940,627	768,629,162	2,242,009,582	2,469,128	1,041,964,651

Net assets end of period	$1,359,848,171	$290,871,369	$354,268,899	$153,098,079	$453,158,756	$5,961,071,462	$1,017,895,196	$2,109,657,408	$20,176,392	$889,029,313

[1] Contract unit transactions
Units Outstanding at December 31, 2014	83,318,178	18,261,469	12,752,745	7,083,969	33,703,834	233,025,332	37,055,412	125,002,996	261,790	47,112,607

Units Issued	49,804,428	8,167,229	20,876,637	1,334,942	5,355,327	140,446,459	24,807,758	26,936,504	2,559,206	19,798,389
Units Redeemed	(56,606,025)	(7,161,452)	(9,765,889)	(2,469,966)	(7,920,715)	(56,193,817)	(12,796,765)	(33,689,440)	(612,207)	(19,765,446)

Units Outstanding at December 31, 2015	76,516,581	19,267,246	23,863,493	5,948,945	31,138,446	317,277,974	49,066,405	118,250,060	2,208,789	47,145,550

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A
Operations
Net investment income (loss)	$(24,006,905)	$(22,065,687)	$(67,538,813)	$(45,392,665)	$(84,717,517)	$(2,331,284)	$(969,010)	$(258,279)	$(39,826,095)	$(42,537,018)
Net realized gain (loss) on investments	52,542,106	21,556,514	136,255,390	60,428,989	141,265,243	833,741	54,439,625	(61,394)	329,747,235	361,381,623
Net change in unrealized appreciation
(depreciation) on investments	(58,037,156)	(42,706,851)	(145,261,787)	(93,541,429)	(182,512,868)	(30,081,139)	(103,664,461)	(121,498)	(76,068,525)	(197,307,497)
Net increase (decrease) in net assets
from operations	(29,501,955)	(43,216,024)	(76,545,210)	(78,505,105)	(125,965,142)	(31,578,682)	(50,193,846)	(441,171)	213,852,615	121,537,108

Contract transactions [1]
Purchase payments (Note 4)	216,810,587	117,413,752	457,912,198	246,342,063	433,009,508	84,156,845	78,899,496	16,167,173	468,790,029	389,643,994
Surrenders and terminations	(77,006,672)	(129,196,452)	(231,613,782)	(202,120,745)	(343,324,880)	(7,230,177)	(28,702,655)	(1,222,569)	(145,311,464)	(151,932,814)
Transfers between Investment Divisions	(20,385,743)	(46,449,708)	(109,602,940)	(105,468,387)	(169,798,498)	94,284,189	(98,960,190)	1,558,272	689,423,543	275,566,982
Contract owner charges (Note 3)	(19,105,701)	(17,625,318)	(55,701,941)	(37,600,658)	(71,177,112)	(1,695,846)	(6,064,762)	(8,414)	(28,509,427)	(33,433,635)
Net increase (decrease) in net assets from
contract transactions	100,312,471	(75,857,726)	60,993,535	(98,847,727)	(151,290,982)	169,515,011	(54,828,111)	16,494,462	984,392,681	479,844,527

Net increase (decrease) in net assets	70,810,516	(119,073,750)	(15,551,675)	(177,352,832)	(277,256,124)	137,936,329	(105,021,957)	16,053,291	1,198,245,296	601,381,635

Net assets beginning of period	1,593,830,558	1,508,869,615	4,602,746,712	3,148,394,715	5,884,253,118	80,070,520	582,104,033	15,934,607	2,315,475,546	2,578,873,478

Net assets end of period	$1,664,641,074	$1,389,795,865	$4,587,195,037	$2,971,041,883	$5,606,996,994	$218,006,849	$477,082,076	$31,987,898	$3,513,720,842	$3,180,255,113

[1] Contract unit transactions
Units Outstanding at December 31, 2014	77,401,128	111,331,862	223,764,008	208,439,562	304,432,766	7,084,138	31,338,878	1,668,246	46,744,519	33,064,191

Units Issued	17,226,237	23,186,614	37,428,371	28,318,676	37,933,781	22,187,923	12,935,486	2,610,872	28,616,445	12,171,479
Units Redeemed	(12,514,083)	(28,972,530)	(35,019,199)	(35,227,527)	(46,677,088)	(7,403,859)	(16,138,444)	(877,415)	(10,758,138)	(6,569,592)

Units Outstanding at December 31, 2015	82,113,282	105,545,946	226,173,180	201,530,711	295,689,459	21,868,202	28,135,920	3,401,703	64,602,826	38,666,078

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A
Operations
Net investment income (loss)	$(3,696,359)	$(7,928,581)	$(11,212)	$(5,931,286)	$(19,028,746)	$(51,506)	$14,756,139	$2,281,982	$(6,357,604)	$(8,175,890)
Net realized gain (loss) on investments	(2,982,166)	148,119,607	(9,596)	269,096,881	5,861	89,784,580	6,132,415	7,681,829	89,963,409	47,025,010
Net change in unrealized appreciation
(depreciation) on investments	(2,907,875)	(183,188,463)	(54,518)	(369,302,738)	—	(118,999,008)	(79,618,743)	(8,542,513)	(66,757,782)	(50,672,504)
Net increase (decrease) in net assets
from operations	(9,586,400)	(42,997,437)	(75,326)	(106,137,143)	(19,022,885)	(29,265,934)	(58,730,189)	1,421,298	16,848,023	(11,823,384)

Contract transactions [1]
Purchase payments (Note 4)	196,163,854	185,084,919	1,257,756	791,953,269	758,815,238	56,605,072	29,000,107	3,770,436	115,513,100	34,881,492
Surrenders and terminations	(65,267,104)	(71,549,030)	(85,107)	(235,592,237)	(304,809,003)	(38,551,900)	(40,164,918)	(7,073,343)	(39,478,903)	(43,999,496)
Transfers between Investment Divisions	(29,032,392)	(57,095,064)	1,865,668	163,860,693	(146,559,518)	(31,433,889)	(791,531,946)	(14,948,807)	305,306,166	(59,296,789)
Contract owner charges (Note 3)	(8,689,288)	(12,705,293)	(373)	(47,405,630)	(15,406,280)	(6,728,344)	(5,513,984)	(1,236,570)	(7,345,422)	(5,278,659)
Net increase (decrease) in net assets from
contract transactions	93,175,070	43,735,532	3,037,944	672,816,095	292,040,437	(20,109,061)	(808,210,741)	(19,488,284)	373,994,941	(73,693,452)

Net increase (decrease) in net assets	83,588,670	738,095	2,962,618	566,678,952	273,017,552	(49,374,995)	(866,940,930)	(18,066,986)	390,842,964	(85,516,836)

Net assets beginning of period	818,120,643	1,326,726,370	—	4,024,875,657	1,216,576,030	668,418,797	866,940,930	122,345,356	517,690,063	580,636,341

Net assets end of period	$901,709,313	$1,327,464,465	$2,962,618	$4,591,554,609	$1,489,593,582	$619,043,802	$—	$104,278,370	$908,533,027	$495,119,505

[1] Contract unit transactions
Units Outstanding at December 31, 2014	78,980,272	52,688,070	—	100,336,882	101,006,225	21,404,706	36,505,272	15,791,833	23,442,912	38,977,200

Units Issued	48,501,211	15,411,108	362,015	32,033,664	173,917,563	3,759,649	2,759,825	2,130,820	25,686,306	7,311,367
Units Redeemed	(39,801,455)	(13,893,577)	(47,542)	(15,913,691)	(150,546,241)	(4,436,082)	(39,265,097)	(4,703,358)	(9,847,430)	(12,455,129)

Units Outstanding at December 31, 2015	87,680,028	54,205,601	314,473	116,456,855	124,377,547	20,728,273	—	13,219,295	39,281,788	33,833,438

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.
See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (a)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Operations
Net investment income (loss)	$(1,883,721)	$(6,130,836)	$(26,048,475)	$34,553,999	$(1,894,538)	$(7,279,114)	$1,608,517	$(378,049)	$3,347,913	$(8,498,308)
Net realized gain (loss) on investments	55,822,717	29,273,947	212,817,187	129,475,487	86,658,872	128,719,099	(5,643,768)	201,416,800	116,898,572	120,349,347
Net change in unrealized appreciation
(depreciation) on investments	(74,526,211)	(64,223,554)	(121,622,288)	(315,049,099)	(70,013,464)	(122,014,824)	(330,544,866)	(268,302,996)	(143,719,970)	(88,434,617)
Net increase (decrease) in net assets
from operations	(20,587,215)	(41,080,443)	65,146,424	(151,019,613)	14,750,870	(574,839)	(334,580,117)	(67,264,245)	(23,473,485)	23,416,422

Contract transactions [1]
Purchase payments (Note 4)	95,901,092	26,904,151	541,706,598	95,009,149	6,952,806	149,099,326	188,282,644	24,561,213	42,257,956	179,853,473
Surrenders and terminations	(34,608,233)	(40,106,155)	(139,799,223)	(324,081,587)	(11,225,085)	(43,269,525)	(67,277,346)	(50,234,489)	(19,664,057)	(54,790,111)
Transfers between Investment Divisions	66,343,118	28,313,330	499,383,103	249,051,399	(416,207,607)	(10,882,311)	189,822,114	340,286,345	(73,198,978)	132,789,403
Contract owner charges (Note 3)	(6,609,425)	(3,231,466)	(28,286,065)	(25,133,090)	(1,208,370)	(8,513,225)	(14,003,453)	(4,846,676)	(3,598,013)	(11,530,758)
Net increase (decrease) in net assets from
contract transactions	121,026,552	11,879,860	873,004,413	(5,154,129)	(421,688,256)	86,434,265	296,823,959	309,766,393	(54,203,092)	246,322,007

Net increase (decrease) in net assets	100,439,337	(29,200,583)	938,150,837	(156,173,742)	(406,937,386)	85,859,426	(37,756,158)	242,502,148	(77,676,577)	269,738,429

Net assets beginning of period	556,140,439	382,907,952	1,902,635,394	2,985,709,749	406,937,386	750,347,802	1,140,786,352	340,688,159	392,884,476	902,611,207

Net assets end of period	$656,579,776	$353,707,369	$2,840,786,231	$2,829,536,007	$—	$836,207,228	$1,103,030,194	$583,190,307	$315,207,899	$1,172,349,636

[1] Contract unit transactions
Units Outstanding at December 31, 2014	46,590,373	20,132,283	74,574,211	168,380,622	30,605,314	34,744,625	31,703,470	21,742,439	24,281,279	81,457,825

Units Issued	27,729,771	8,487,983	54,820,706	39,638,526	2,085,963	17,493,608	17,486,905	31,523,933	6,037,423	46,559,329
Units Redeemed	(18,212,513)	(8,100,515)	(24,072,858)	(41,507,017)	(32,691,277)	(13,675,600)	(8,873,473)	(12,164,836)	(9,557,225)	(25,798,761)

Units Outstanding at December 31, 2015	56,107,631	20,519,751	105,322,059	166,512,131	—	38,562,633	40,316,902	41,101,536	20,761,477	102,218,393

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a) (c)
Operations
Net investment income (loss)	$(1,948,922)	$757,688
Net realized gain (loss) on investments	49,185,819	(7,812)
Net change in unrealized appreciation
(depreciation) on investments	(47,816,525)	(1,436,262)
Net increase (decrease) in net assets
from operations	(579,628)	(686,386)

Contract transactions [1]
Purchase payments (Note 4)	6,912,764	17,498,647
Surrenders and terminations	(13,902,683)	(607,848)
Transfers between Investment Divisions	(423,474,893)	29,368,861
Contract owner charges (Note 3)	(1,055,544)	(112,085)
Net increase (decrease) in net assets from
contract transactions	(431,520,356)	46,147,575

Net increase (decrease) in net assets	(432,099,984)	45,461,189

Net assets beginning of period	432,099,984	—

Net assets end of period	$—	$45,461,189

[1] Contract unit transactions
Units Outstanding at December 31, 2014	29,824,486	—

Units Issued	1,487,866	3,146,254
Units Redeemed	(31,312,352)	(241,388)

Units Outstanding at December 31, 2015	—	2,904,866

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.
(c) On April 25, 2016, JNL/PPM America Total Return Fund was created in JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in

    JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Changes for the year ended December 31, 2015 reflects activity of the acquiring fund formerly in JNL Investors Series Trust.

See notes to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2016

Note 1 – Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended.

The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained one-hundred forty-nine (149) Investment Divisions during 2016, but currently contains one-hundred forty-five (145) Investment Divisions as of December 31, 2016. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2016:

Jackson Variable Series Trust
JG - Alt 100 Fund(1)(3)
JG - Conservative Fund(1)(3)
JG - Equity 100 Fund(1)(3)
JG - Fixed Income 100 Fund(1)(3)
JG - Growth Fund(1)(3)
JG - Interest Rate Opportunities Fund(1)(3)
JG - Maximum Growth Fund(1)(3)
JG - Moderate Fund(1)(3)
JG - Moderate Growth Fund(1)(3)
JG - Real Assets Fund(1)(3)
JNL Tactical ETF Conservative Fund

JNL Tactical ETF Growth Fund
JNL Tactical ETF Moderate Fund
JNL/American Funds Global Growth Fund
JNL/American Funds Growth Fund
JNL/AQR Risk Parity Fund
JNL/BlackRock Global Long Short Credit Fund
JNL/DFA U.S. Micro Cap Fund
JNL/DoubleLine Total Return Fund
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
JNL/Epoch Global Shareholder Yield Fund
JNL/FAMCO Flex Core Covered Call Fund
JNL/Lazard International Strategic Equity Fund

JNL/MC Frontier Markets 100 Index Fund(4)(7)
JNL/Neuberger Berman Currency Fund
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
JNL/Nicholas Convertible Arbitrage Fund
JNL/PIMCO Credit Income Fund
JNL/PPM America Long Short Credit Fund(2)
JNL/T. Rowe Price Capital Appreciation Fund
JNL/The Boston Company Equity Income Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/Van Eck International Gold Fund
JNL/WCM Focused International Equity Fund

JNL® Series Trust
JNL Alt 65 Fund - A(1)(8)
JNL Disciplined Growth Fund - A(1)(8)
JNL Disciplined Moderate Fund - A(1)(8)
JNL Disciplined Moderate Growth Fund - A(1)(8)
JNL Institutional Alt 20 Fund - A(1)(8)
JNL Institutional Alt 35 Fund - A(1)(8)
JNL Institutional Alt 50 Fund - A(1)(8)
JNL Multi-Manager Alternative Fund - A(8)
JNL Multi-Manager Mid Cap Fund - A(8)

JNL Multi-Manager Small Cap Growth Fund - A(8)
JNL Multi-Manager Small Cap Value Fund - A(8)
JNL/AB Dynamic Asset Allocation Fund - A(8)
JNL/American Funds® Balanced Allocation Fund - A(1)(8)
JNL/American Funds Blue Chip Income and Growth Fund - A(8)
JNL/American Funds Global Bond Fund - A(8)
JNL/American Funds Global Small Capitalization Fund - A(8)
JNL/American Funds Growth-Income Fund - A(8)
JNL/American Funds Growth Allocation Fund - A(1)(8)

JNL/American Funds International Fund - A(8)
JNL/American Funds New World Fund - A(8)
JNL/AQR Managed Futures Strategy Fund - A(8)
JNL/BlackRock Global Allocation Fund - A(8)
JNL/BlackRock Large Cap Select Growth Fund - A(8)
JNL/BlackRock Natural Resources Fund - A(8)
JNL/Boston Partners Global Long Short Equity Fund - A(8)
JNL/Brookfield Global Infrastructure and MLP Fund - A(8)
JNL/Capital Guardian Global Balanced Fund - A(8)

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 1 - Organization (continued)
JNL® Series Trust
JNL/Capital Guardian Global Diversified Research Fund - A(7)(8)
JNL/Causeway International Value Select Fund - A(8)
JNL/Crescent High Income Fund - A(8)
JNL/DFA U.S. Core Equity Fund - A(8)
JNL/DoubleLine Emerging Markets Fixed Income Fund - A(8)
JNL/DoubleLine Shiller Enhanced CAPE Fund - A(8)
JNL/Eastspring Investments Asia ex-Japan Fund - A(2)(7)(8)
JNL/FPA + DoubleLine Flexible Allocation Fund - A(6)(8)
JNL/Franklin Templeton Founding Strategy Fund - A(1)(8)
JNL/Franklin Templeton Global Growth Fund - A(8)
JNL/Franklin Templeton Global Multisector Bond Fund - A(8)
JNL/Franklin Templeton Income Fund - A(8)
JNL/Franklin Templeton International Small Cap Growth
Fund - A(8)
JNL/Franklin Templeton Mutual Shares Fund - A(8)
JNL/Goldman Sachs Core Plus Bond Fund - A(8)
JNL/Goldman Sachs Emerging Markets Debt Fund - A(8)
JNL/Goldman Sachs Mid Cap Value Fund - A(8)
JNL/Goldman Sachs U.S. Equity Flex Fund - A(8)
JNL/Harris Oakmark Global Equity Fund - A(8)
JNL/Invesco China-India Fund - A(2)(6)(8)
JNL/Invesco Global Real Estate Fund - A(8)
JNL/Invesco International Growth Fund - A(8)
JNL/Invesco Large Cap Growth Fund - A(7)(8)
JNL/Invesco Mid Cap Value Fund - A(8)
JNL/Invesco Small Cap Growth Fund - A(8)

JNL/JPMorgan MidCap Growth Fund - A(8)
JNL/JPMorgan U.S. Government & Quality Bond Fund - A(8)
JNL/Lazard Emerging Markets Fund - A(8)
JNL/MC 10 x 10 Fund - A(1)(4)(8)
JNL/MC Bond Index Fund - A(4)(8)
JNL/MC Emerging Markets Index Fund - A(4)(8)
JNL/MC European 30 Fund - A(4)(8)
JNL/MC Index 5 Fund - A(1)(4)(8)
JNL/MC International Index Fund - A(4)(8)
JNL/MC Pacific Rim 30 Fund - A(4)(8)
JNL/MC S&P 400 MidCap Index Fund - A(4)(8)
JNL/MC S&P 500 Index Fund - A(4)(8)
JNL/MC Small Cap Index Fund - A(4)(8)
JNL/MC Utilities Sector Fund - A(4)(8)
JNL/MMRS Conservative Fund - A(8)
JNL/MMRS Growth Fund - A(8)
JNL/MMRS Moderate Fund - A(8)
JNL/Morgan Stanley Mid Cap Growth Fund - A(8)
JNL/Neuberger Berman Strategic Income Fund - A(8)
JNL/Oppenheimer Emerging Markets Innovator Fund - A(8)
JNL/Oppenheimer Global Growth Fund - A(8)
JNL/PIMCO Real Return Fund - A(8)
JNL/PIMCO Total Return Bond Fund - A(8)
JNL/PPM America Floating Rate Income Fund - A(2)(8)
JNL/PPM America High Yield Bond Fund - A(2)(8)

JNL/PPM America Mid Cap Value Fund - A(2)(8)
JNL/PPM America Small Cap Value Fund - A(2)(8)
JNL/PPM America Total Return Fund - A(2)(8)
JNL/PPM America Value Equity Fund - A(2)(8)
JNL/Red Rocks Listed Private Equity Fund - A(8)
JNL/S&P 4 Fund - A(1)(8)
JNL/S&P Competitive Advantage Fund - A(8)
JNL/S&P Dividend Income & Growth Fund - A(8)
JNL/S&P International 5 Fund - A(8)
JNL/S&P Intrinsic Value Fund - A(8)
JNL/S&P Managed Aggressive Growth Fund - A(8)
JNL/S&P Managed Conservative Fund - A(8)
JNL/S&P Managed Growth Fund - A(8)
JNL/S&P Managed Moderate Fund - A(8)
JNL/S&P Managed Moderate Growth Fund - A(8)
JNL/S&P Mid 3 Fund - A(8)
JNL/S&P Total Yield Fund - A(8)
JNL/Scout Unconstrained Bond Fund - A(8)
JNL/T. Rowe Price Established Growth Fund - A(8)
JNL/T. Rowe Price Mid-Cap Growth Fund - A(8)
JNL/T. Rowe Price Short-Term Bond Fund - A(8)
JNL/T. Rowe Price Value Fund - A(8)
JNL/Westchester Capital Event Driven Fund - A(8)
JNL/WMC Balanced Fund - A(8)
JNL/WMC Money Market Fund - A(8)
JNL/WMC Value Fund - A(8)

JNL Variable Fund LLC
JNL/MC Communications Sector Fund - A(4)(8)(9) JNL/MC Consumer Brands Sector Fund - A(4)(8) JNL/MC Dow IndexSM Fund - A(4)(8) JNL/MC Financial Sector Fund - A(4)(8)	JNL/MC Global 30 Fund - A(4)(8) JNL/MC Healthcare Sector Fund - A(4)(8) JNL/MC JNL 5 Fund - A(4)(8) JNL/MC Nasdaq® 100 Fund - A(4)(5)(8)	JNL/MC Oil & Gas Sector Fund - A(4)(8) JNL/MC S&P® 24 Fund - A(4)(8) JNL/MC S&P® SMid 60 Fund - A(4)(8) JNL/MC Technology Sector Fund - A(4)(8)

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 1 – Organization (continued)

Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the Jackson Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

During the year ended December 31, 2016, the following Funds changed names:

PRIOR FUND NAME	CURRENT FUND NAME	EFFECTIVE DATE
JNL/Eastspring Investments China-India Fund	JNL/Invesco China-India Fund	April 25, 2016
JNL/Ivy Asset Strategy Fund	JNL/FPA + DoubleLine Flexible Allocation Fund	April 25, 2016
JNL/MC Nasdaq25 Fund	JNL/MC Nasdaq100 Fund	April 25, 2016

During the year ended December 31, 2016, the following Fund acquisitions were completed:

ACQUIRED FUND	ACQUIRING FUND	DATE OF ACQUISITION
JNL/MC Frontier Markets 100 Index Fund	JNL/MC Emerging Markets Index Fund	April 25, 2016
JNL/Capital Guardian Global Diversified Research Fund	JNL/Oppenheimer Global Growth Fund	April 25, 2016
JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Invesco China-India Fund	April 25, 2016
JNL/Invesco Large Cap Growth Fund	JNL/BlackRock Large Cap Select Growth Fund	April 25, 2016
JNL/PPM America Total Return Fund(10)	JNL/PPM America Total Return Fund(10)	April 25, 2016

(1) The Fund is a Fund of Fund advised by JNAM, an affiliate of Jackson and has no sub-adviser.
(2) The Fund is or was sub-advised by an affiliate of Jackson during the year.
(3) “JG” denotes the Fund of Fund group JNAM Guidance throughout these financial statements.
(4) “MC” denotes the sub-adviser Mellon Capital throughout these financial statements.
(5) The Fund’s name was changed during the year ended December 31, 2016 to align the Fund name with its investment strategy.
(6) The Fund’s name was changed during the year ended December 31, 2016 due to a change in sub-adviser(s).
(7) This Fund was acquired during the year and is no longer available as of December 31, 2016.
(8) “A” denotes Class A shares of the respective Fund throughout these financial statements.
(9) JNL/MC Communications Sector Fund is closed to new contract owners.
(10) The purpose of the acquisition was to facilitate an acquisition of a Fund with the same name and investment objective in JNL Investors Series Trust into a Fund in JNL Series Trust. Although the Fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring Fund for financial reporting purposes. The acquired Fund had no activity prior to inception on April 25, 2016 nor did it hold any investments on April 25, 2016, and as a result, there were no results of operations, net assets, cost basis or market value carried forward from the acquired Fund to the acquiring Fund.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 2 - Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments

The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Separate Account’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The Interpretation requires that management evaluate the tax positions taken in the returns which remain subject to examination by the Internal Revenue Service and other tax jurisdictions. JNAM completed an evaluation of the Separate Account’s tax positions and based on that evaluation, determined that no provision for federal income tax is required in the Separate Account’s financial statements during the year ended December 31, 2016.

FASB ASC Topic 820, “Fair Value Measurement”

As of December 31, 2016, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued as a practical expedient at their daily reported net asset value (“NAV”) and as such are not included in the fair value hierarchy required under FASB ASC Topic 820, “Fair Value Measurement”.  On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Easter Time).  The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment valued as a practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 3 - Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.

Contract Owner Charges

The following charges are assessed to the contract owner by redemption of contract units outstanding:

Contract Maintenance Charge

An annual contract maintenance charge of $35 - $50 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge

During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% to 0.87%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% to 1.02% of the Guaranteed Value (“GV”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.50% to 3.00%, depending on the contract, of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.60% to 1.80%, depending on the contract, of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 3 - Contract Charges (continued)

Asset-based Charges

The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.05% to 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% to 0.45%, depending on the contract chosen, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.832%.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% to 0.40% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.80% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $2,727,489 and $4,548,950 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments from contract transactions.

Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2016, cost of purchases and proceeds from sales of the Investment Divisions’ investments in the corresponding Funds are as follows:

Jackson Variable Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JG - Alt 100 Fund	$ 33,083,812	$ 111,887,565	JNL/DFA U.S. Micro Cap Fund	$ 23,719,236	$ 12,617,865
JG - Conservative Fund	47,104,679	38,605,720	JNL/DoubleLine Total Return Fund	652,320,823	306,466,576
JG - Equity 100 Fund	11,165,810	21,367,876	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	16,513,963	15,237,041
JG - Fixed Income 100 Fund	16,501,782	25,634,233	JNL/Epoch Global Shareholder Yield Fund	13,141,046	9,938,182
JG - Growth Fund	58,440,839	54,357,923	JNL/FAMCO Flex Core Covered Call Fund	25,382,857	30,748,813
JG - Interest Rate Opportunities Fund	4,149,633	13,768,038	JNL/Lazard International Strategic Equity Fund	22,307,597	19,778,983
JG - Maximum Growth Fund	31,268,019	46,930,256	JNL/MC Frontier Markets 100 Index Fund*	1,437,589	16,735,371
JG - Moderate Fund	85,138,767	90,573,062	JNL/Neuberger Berman Currency Fund	6,653,179	4,764,070
JG - Moderate Growth Fund	105,082,971	160,821,703	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	9,969,490	4,194,340
JG - Real Assets Fund	6,410,825	3,399,082	JNL/Nicholas Convertible Arbitrage Fund	8,020,779	25,835,113
JNL Tactical ETF Conservative Fund	42,892,985	17,719,624	JNL/PIMCO Credit Income Fund	192,029,966	67,397,953
JNL Tactical ETF Growth Fund	48,208,595	25,007,493	JNL/PPM America Long Short Credit Fund	8,318,297	6,647,870
JNL Tactical ETF Moderate Fund	81,020,735	36,074,853	JNL/T. Rowe Price Capital Appreciation Fund	466,629,123	86,915,984
JNL/American Funds Global Growth Fund	26,253,929	31,848,325	JNL/The Boston Company Equity Income Fund	22,311,650	27,625,929
JNL/American Funds Growth Fund	73,442,806	48,048,701	JNL/The London Company Focused U.S. Equity Fund	11,255,368	5,108,576
JNL/AQR Risk Parity Fund	14,288,571	9,303,123	JNL/Van Eck International Gold Fund	51,190,866	35,789,567
JNL/BlackRock Global Long Short Credit Fund	13,079,981	24,789,155	JNL/WCM Focused International Equity Fund	7,709,858	3,476,116

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL Alt 65 Fund - A	$ 32,157,677	$ 138,489,913	JNL/FPA + DoubleLine Flexible Allocation - A	$ 231,489,490	$ 572,822,594
JNL Disciplined Growth Fund - A	198,077,199	138,544,242	JNL/Franklin Templeton Founding Strategy Fund - A	132,042,233	269,794,249
JNL Disciplined Moderate Fund - A	221,200,571	212,315,150	JNL/Franklin Templeton Global Growth Fund - A	95,435,937	94,615,064
JNL Disciplined Moderate Growth Fund - A	291,934,623	284,384,853	JNL/Franklin Templeton Global Multisector Bond Fund - A	117,835,220	189,091,049
JNL Institutional Alt 20 Fund - A	106,742,132	298,342,322	JNL/Franklin Templeton Income Fund - A	347,318,542	339,863,120
JNL Institutional Alt 35 Fund - A	120,193,014	358,633,198	JNL/Franklin Templeton International Small Cap Growth Fund - A	119,516,919	168,367,422
JNL Institutional Alt 50 Fund - A	207,685,056	595,477,860	JNL/Franklin Templeton Mutual Shares Fund - A	132,474,499	113,768,834
JNL Multi-Manager Alternative Fund - A	5,556,349	3,223,517	JNL/Goldman Sachs Core Plus Bond Fund - A	316,927,743	271,217,906
JNL Multi-Manager Mid Cap Fund - A	9,441,441	176,839	JNL/Goldman Sachs Emerging Markets Debt Fund - A	23,751,425	43,039,629
JNL Multi-Manager Small Cap Growth Fund - A	248,605,152	259,493,659	JNL/Goldman Sachs Mid Cap Value Fund - A	121,156,253	149,774,997
JNL Multi-Manager Small Cap Value Fund - A	178,486,803	135,014,320	JNL/Goldman Sachs U.S. Equity Flex Fund - A	97,201,768	125,730,480
JNL/AB Dynamic Asset Allocation - A	9,108,260	9,182,940	JNL/Harris Oakmark Global Equity Fund - A	8,944,887	3,474,376
JNL/American Funds Balanced Allocation Fund - A	618,968,592	217,352,200	JNL/Invesco China-India Fund - A	196,555,344	130,409,507
JNL/American Funds Blue Chip Income and Growth Fund - A	854,537,307	342,752,254	JNL/Invesco Global Real Estate Fund - A	401,442,073	378,501,214
JNL/American Funds Global Bond Fund - A	151,215,339	132,574,440	JNL/Invesco International Growth Fund - A	252,551,411	164,945,238
JNL/American Funds Global Small Capitalization Fund - A	94,148,774	120,398,688	JNL/Invesco Large Cap Growth Fund - A*	112,879,119	654,023,941
JNL/American Funds Growth-Income Fund - A	1,073,377,269	513,562,830	JNL/Invesco Mid Cap Value Fund - A	104,777,759	74,148,629
JNL/American Funds Growth Allocation Fund - A	444,535,505	169,327,263	JNL/Invesco Small Cap Growth Fund - A	412,676,691	293,541,956
JNL/American Funds International Fund - A	272,303,324	190,738,189	JNL/JPMorgan MidCap Growth Fund - A	280,503,715	353,441,253
JNL/American Funds New World Fund - A	204,428,525	139,547,301	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	647,376,139	499,073,111
JNL/AQR Managed Futures Strategy Fund - A	97,795,371	80,905,816	JNL/Lazard Emerging Markets Fund - A	56,403,781	90,153,612
JNL/BlackRock Global Allocation Fund - A	651,129,561	663,979,685	JNL/MC 10 x 10 Fund - A	73,536,298	91,487,436
JNL/BlackRock Large Cap Select Growth Fund - A	790,508,612	361,648,402	JNL/MC Bond Index Fund - A	398,225,874	318,836,142
JNL/BlackRock Natural Resources Fund - A	308,233,875	200,545,531	JNL/MC Emerging Markets Index Fund - A	355,770,642	186,869,577
JNL/Boston Partners Global Long Short Equity Fund - A	24,287,760	20,074,233	JNL/MC European 30 Fund - A	100,029,858	188,327,311
JNL/Brookfield Global Infrastructure and MLP Fund - A	270,876,053	180,648,027	JNL/MC Index 5 Fund - A	116,783,057	117,793,625
JNL/Capital Guardian Global Balanced Fund - A	111,294,309	106,065,558	JNL/MC International Index Fund - A	274,153,134	191,368,156
JNL/Capital Guardian Global Diversified Research Fund - A*	98,178,592	484,067,230	JNL/MC Pacific Rim 30 Fund - A	77,457,532	93,329,752
JNL/Causeway International Value Select Fund - A	79,179,818	89,347,378	JNL/MC S&P 400 MidCap Index Fund - A	758,957,048	357,042,364
JNL/Crescent High Income Fund - A	77,906,025	53,353,181	JNL/MC S&P 500 Index Fund - A	1,490,435,904	882,996,508
JNL/DFA U.S. Core Equity Fund - A	280,192,324	132,737,203	JNL/MC Small Cap Index Fund - A	508,898,779	269,584,161
JNL/DoubleLine Emerging Markets Fixed Income Fund - A	5,065,464	1,737,033	JNL/MC Utilities Sector Fund - A	54,437,792	28,369,293
JNL/DoubleLine Shiller Enhanced CAPE Fund - A	69,932,828	10,110,457	JNL/MMRS Conservative Fund - A	35,684,895	117,909,633
JNL/Eastspring Investments Asia ex-Japan Fund - A*	10,097,871	111,731,418	JNL/MMRS Growth Fund - A	10,054,082	17,778,202

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/MMRS Moderate Fund - A	$ 33,732,057	$ 64,977,560	JNL/S&P Intrinsic Value Fund - A	$ 223,416,777	$ 342,364,608
JNL/Morgan Stanley Mid Cap Growth Fund - A	40,100,579	31,533,167	JNL/S&P Managed Aggressive Growth Fund - A	290,640,044	365,135,572
JNL/Neuberger Berman Strategic Income Fund - A	234,891,303	141,963,003	JNL/S&P Managed Conservative Fund - A	375,058,017	390,503,768
JNL/Oppenheimer Emerging Markets Innovator Fund - A	8,846,503	4,353,985	JNL/S&P Managed Growth Fund - A	628,298,648	811,425,481
JNL/Oppenheimer Global Growth Fund - A	657,890,244	358,679,379	JNL/S&P Managed Moderate Fund - A	391,957,625	538,189,621
JNL/PIMCO Real Return Fund - A	301,165,606	267,810,042	JNL/S&P Managed Moderate Growth Fund - A	692,744,779	1,012,410,278
JNL/PIMCO Total Return Bond Fund - A	609,604,171	769,001,624	JNL/S&P Mid 3 Fund - A	102,416,497	78,407,915
JNL/PPM America Floating Rate Income Fund - A	458,037,071	406,151,432	JNL/S&P Total Yield Fund - A	231,205,908	193,762,777
JNL/PPM America High Yield Bond Fund - A	719,546,643	680,873,623	JNL/Scout Unconstrained Bond Fund - A	24,424,257	11,415,647
JNL/PPM America Mid Cap Value Fund - A	451,544,341	149,259,758	JNL/T. Rowe Price Established Growth Fund - A	795,192,551	984,935,311
JNL/PPM America Small Cap Value Fund - A	445,656,504	193,149,392	JNL/T. Rowe Price Mid-Cap Growth Fund - A	723,879,909	716,393,957
JNL/PPM America Total Return Fund - A	242,461,422	50,281,934	JNL/T. Rowe Price Short-Term Bond Fund - A	507,246,221	423,748,250
JNL/PPM America Value Equity Fund - A	69,815,719	44,726,250	JNL/T. Rowe Price Value Fund - A	474,168,943	313,860,989
JNL/Red Rocks Listed Private Equity Fund - A	100,339,094	103,156,364	JNL/Westchester Capital Event Driven Fund - A	2,356,946	2,141,696
JNL/S&P 4 Fund - A	1,507,570,330	1,427,821,825	JNL/WMC Balanced Fund - A	1,857,135,207	715,431,996
JNL/S&P Competitive Advantage Fund - A	437,852,116	370,672,579	JNL/WMC Money Market Fund - A	1,971,692,557	1,948,368,173
JNL/S&P Dividend Income & Growth Fund - A	1,817,319,075	510,864,289	JNL/WMC Value Fund - A	170,552,370	156,975,827
JNL/S&P International 5 Fund - A	11,925,791	9,029,944

JNL Variable Fund LLC
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/MC Communications Sector Fund - A	$ 46,640,694	$ 35,232,442	JNL/MC JNL 5 Fund - A	$ 272,878,238	$ 596,112,540
JNL/MC Consumer Brands Sector Fund - A	315,416,041	404,205,848	JNL/MC Nasdaq 100 Fund - A	552,852,490	251,285,188
JNL/MC Dow Index Fund - A	117,286,744	128,496,144	JNL/MC Oil & Gas Sector Fund - A	617,422,069	307,599,341
JNL/MC Financial Sector Fund - A	472,651,078	225,031,982	JNL/MC S&P 24 Fund - A	103,157,878	130,786,976
JNL/MC Global 30 Fund - A	56,215,767	93,707,885	JNL/MC S&P SMid 60 Fund - A	467,754,015	132,274,606
JNL/MC Healthcare Sector Fund - A	697,769,921	921,160,356	JNL/MC Technology Sector Fund - A	422,974,878	373,234,739
*No longer available as of April 25, 2016.

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 6 – Subsequent Events

Management has evaluated subsequent events for the Separate Accounts through the date the financial statements are issued and the following events occurred:

On March 20, 2017, contract holders of JNL/Mellon Capital S&P 24 Fund Investment Division as shareowners in the acquired Fund approved the acquisition of JNL/Mellon Capital S&P 24 Fund into JNL/Mellon Capital JNL 5 Fund effective after close of business on April 24, 2017. Also effective after close of business on April 24, 2017, JNL/Morgan Stanley Mid Cap Growth Fund will be acquired by JNL/T.Rowe Price Mid-Cap Growth Fund.

No other events were noted that required adjustments to the financial statements or disclosure in the notes.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
The following is a summary for each period in the five-year period ended December 31, 2016, of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other Investment Division data. Unit values for Investment Divisions that do not have any assets at period end are calculated based on the net asset value of the underlying Fund less expenses charged directly to that Investment Division of the Separate Account.

	JG - Alt 100 Fund (a)	JG - Conservative Fund (a)	JG - Equity 100 Fund (b)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Highest expense ratio
Period ended December 31, 2016

Unit Value	$10.059053	$10.729749	$13.721240	$9.741099	$11.446913	$9.543395	$12.772848	$11.959560	$12.025754	$9.271295
Total Return *	-1.14%	3.18%	5.25%	3.21%	4.68%	3.27%	5.75%	3.91%	4.45%	11.26%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2015

Unit Value	$10.175192	$10.399287	$13.036304	$9.438324	$10.935398	$9.241220	$12.078427	$11.509692	$11.513522	$8.333269
Total Return *	-2.93%	-2.92%	-2.47%	-3.31%	-2.01%	-5.10%	-2.55%	-2.56%	-2.56%	-12.60%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2014

Unit Value	$10.481856	$10.712563	$13.365997	$9.761038	$11.159155	$9.737764	$12.393887	$11.811656	$11.816159	$9.534736
Total Return *	1.00%	2.43%	3.53%	0.87%	2.87%	-0.20%	2.96%	2.42%	2.82%	-2.88%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$10.377791	$10.458910	$12.909766	$9.676527	$10.848221	$9.757449	$12.036999	$11.532390	$11.492164	$9.817049
Total Return *	2.59%	-0.40%	25.57%	-3.63%	6.60%***	-2.42%***	17.30%	10.76%	10.37%	-2.22%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.115887	$10.501283	$10.280954	$10.041477	n/a	n/a	$10.261285	$10.412286	$10.412310	n/a
Total Return *	1.38%***	5.20%***	1.76%***	0.64%***	n/a	n/a	1.55%***	3.07%***	2.82%***	n/a
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	n/a	n/a	1.25%	1.25%	1.25%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JG - Alt 100 Fund (a)	JG - Conservative Fund (a)	JG - Equity 100 Fund (b)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$10.257705	$10.941929	$13.958916	$9.910196	$11.616244	$9.684560	$13.028841	$12.196060	$12.263598	$9.408349
Total Return *	-0.75%	3.59%	5.67%	3.62%	5.10%	3.68%	6.17%	4.32%	4.87%	11.70%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$10.334826	$10.562722	$13.209312	$9.563943	$11.052977	$9.340594	$12.271440	$11.690572	$11.694482	$8.422776
Total Return *	-2.54%	-2.54%	-2.08%	-2.92%	-1.61%	-4.72%	-2.15%	-2.17%	-2.17%	-12.25%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$10.603814	$10.837483	$13.489320	$9.851467	$11.234131	$9.803181	$12.541681	$11.949381	$11.953965	$9.598681
Total Return *	1.41%	2.84%	3.95%	1.28%	3.28%	0.20%	3.38%	2.83%	3.23%	-2.04%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$10.456632	$10.538630	$12.976876	$9.727185	$10.877509	$9.783791	$12.131900	$11.620290	$11.579777	$9.833508
Total Return *	3.00%	0.00%	26.07%	-2.97%***	7.44%***	0.65%***	17.78%	11.20%	10.81%	-3.00%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$10.152050	$10.539085	$10.293138	$10.049198	n/a	n/a	$10.300908	$10.449759	$10.449811	n/a
Total Return *	5.94%***	6.22%***	2.62%***	0.52%***	n/a	n/a	6.31%***	5.03%***	2.98%***	n/a
Ratio of Expenses **	0.85%	0.85%	0.85%	1.00%	n/a	n/a	0.85%	0.85%	0.85%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JG - Alt 100 Fund (a)	JG - Conservative Fund (a)	JG - Equity 100 Fund (b)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$366,874	$136,744	$76,108	$65,929	$259,665	$37,744	$218,945	$413,769	$801,542	$13,156
Units Outstanding (in thousands)	36,086	12,640	5,493	6,712	22,486	3,927	16,942	34,267	65,961	1,408
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Period ended December 31, 2015

Net Assets (in thousands)	$445,497	$122,256	$81,461	$71,862	$240,234	$45,565	$219,743	$398,190	$812,819	$9,036
Units Outstanding (in thousands)	43,427	11,686	6,203	7,567	21,832	4,906	18,028	34,343	70,035	1,078
Investment Income Ratio *	1.15%	1.17%	2.26%	1.19%	1.54%	0.97%	1.32%	1.57%	1.29%	0.63%

Period ended December 31, 2014

Net Assets (in thousands)	$330,093	$97,608	$78,822	$44,387	$156,055	$47,997	$113,732	$334,274	$476,811	$10,920
Units Outstanding (in thousands)	31,305	9,073	5,868	4,527	13,932	4,914	9,114	28,148	40,122	1,142
Investment Income Ratio *	1.09%	0.84%	0.60%	1.47%	0.47%	1.65%	0.66%	0.77%	0.71%	1.12%

Period ended December 31, 2013

Net Assets (in thousands)	$275,260	$55,255	$49,262	$22,059	$43,816	$28,938	$65,551	$172,059	$252,989	$4,999
Units Outstanding (in thousands)	26,425	5,268	3,806	2,275	4,033	2,962	5,422	14,870	21,932	509
Investment Income Ratio *	0.03%	0.74%	0.11%	0.55%	0.00%	0.00%	0.17%	0.47%	0.19%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$135,531	$24,477	$3,443	$6,020	n/a	n/a	$20,322	$47,535	$65,697	n/a
Units Outstanding (in thousands)	13,376	2,328	335	599	n/a	n/a	1,976	4,559	6,299	n/a
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	n/a	n/a	0.00%	0.00%	0.00%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Highest expense ratio
Period ended December 31, 2016

Unit Value	$11.528576	$13.434597	$12.623278	$11.537272	$16.295891	$10.244351	$9.896872	$16.938705	$10.076469	$10.341089
Total Return *	4.26%	7.14%	5.72%	-0.82%	7.68%	8.23%	1.50%	25.18%	-0.78%	5.14%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	2.80%	1.25%

Period ended December 31, 2015

Unit Value	$11.057208	$12.539343	$11.940606	$11.632284	$15.134295	$9.465234	$9.750821	$13.531640	$10.155898	$9.835862
Total Return *	-0.97%	-1.24%	-1.09%	5.30%	5.12%	-11.42%	-2.57%	-6.02%	-0.16%***	0.74%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	2.80%	1.25%

Period ended December 31, 2014

Unit Value	$11.165427	$12.696731	$12.072145	$11.046628	$14.397281	$10.686030	$10.008361	$14.398327	$10.478400	$9.763453
Total Return *	2.74%	3.26%	3.23%	0.79%	6.64%	6.61%	-0.07%	0.78%	5.17%	3.43%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$10.868074	$12.295763	$11.694230	$10.960118	$13.500581	$10.023542	$10.015265	$14.286592	$9.963764	$9.440043
Total Return *	5.27%	17.00%	12.29%	7.92%***	27.84%	-1.04%***	0.38%***	41.85%	-0.35%***	-5.95%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.323527	$10.508906	$10.413978	n/a	$10.560434	n/a	n/a	$10.071414	n/a	n/a
Total Return *	2.59%***	3.28%***	2.53%***	n/a	4.07%***	n/a	n/a	0.79%***	n/a	n/a
Ratio of Expenses **	1.25%	1.25%	1.25%	n/a	1.25%	n/a	n/a	1.25%	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$11.756542	$13.700231	$12.872885	$11.690038	$16.618257	$10.379961	$10.043286	$17.232586	$10.960333	$10.494170
Total Return *	4.68%	7.57%	6.14%	-0.42%	8.11%	8.66%	1.90%	25.68%	-1.88%***	5.56%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.25%	0.85%

Period ended December 31, 2015

Unit Value	$11.230964	$12.736376	$12.128231	$11.739379	$15.372230	$9.552346	$9.855675	$13.711595	$10.619879	$9.941723
Total Return *	-0.57%	-0.84%	-0.69%	5.72%	5.54%	-11.07%	-2.18%	-5.64%	0.83%	1.15%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$11.295623	$12.844747	$12.212884	$11.103818	$14.565242	$10.741330	$10.075609	$14.531571	$10.532615	$9.829141
Total Return *	3.15%	3.67%	3.65%	1.19%	7.07%	7.16%***	0.33%	1.19%	5.59%	3.84%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$10.950909	$12.389453	$11.783332	$10.972881	$13.603559	$10.030850	$10.042304	$14.361241	$9.975345	$9.465616
Total Return *	5.70%	17.47%	12.74%	5.73%***	28.35%	-0.97%***	0.47%***	38.46%***	-1.43%***	-1.37%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$10.360690	$10.546713	$10.451438	n/a	$10.598506	n/a	n/a	$10.079232	n/a	n/a
Total Return *	5.48%***	7.02%***	7.21%***	n/a	1.54%***	n/a	n/a	3.60%***	n/a	n/a
Ratio of Expenses **	0.85%	0.85%	0.85%	n/a	0.85%	n/a	n/a	1.00%	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$102,352	$159,685	$224,102	$85,586	$214,677	$32,116	$55,403	$53,987	$707,919	$35,923
Units Outstanding (in thousands)	8,798	11,759	17,580	7,364	13,031	3,114	5,556	3,156	66,862	3,447
Investment Income Ratio *	1.33%	1.31%	1.34%	0.00%	0.00%	0.00%	2.68%	0.17%	1.78%	4.84%

Period ended December 31, 2015

Net Assets (in thousands)	$75,313	$134,332	$175,370	$91,115	$172,664	$25,094	$67,176	$36,079	$364,627	$34,211
Units Outstanding (in thousands)	6,767	10,622	14,575	7,793	11,313	2,638	6,854	2,648	34,644	3,460
Investment Income Ratio *	1.24%	1.17%	1.11%	0.44%	0.56%	37.31%	5.34%	0.00%	2.95%	8.24%

Period ended December 31, 2014

Net Assets (in thousands)	$45,820	$98,243	$109,628	$31,092	$98,155	$19,065	$53,933	$33,715	$68,289	$14,150
Units Outstanding (in thousands)	4,083	7,688	9,033	2,807	6,775	1,780	5,373	2,331	6,500	1,445
Investment Income Ratio *	0.86%	0.67%	0.72%	0.23%	0.28%	0.00%	0.00%	0.00%	0.57%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$32,732	$70,581	$80,235	$5,063	$45,214	$1,348	$22,308	$16,188	$5,167	$7,451
Units Outstanding (in thousands)	3,002	5,718	6,837	462	3,335	134	2,225	1,130	518	789
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.19%	0.00%	0.00%	1.14%	0.00%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$16,474	$21,517	$23,236	n/a	$9,870	n/a	n/a	$508	n/a	n/a
Units Outstanding (in thousands)	1,593	2,044	2,228	n/a	933	n/a	n/a	50	n/a	n/a
Investment Income Ratio *	2.03%	2.12%	2.11%	n/a	0.00%	n/a	n/a	0.00%	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b) (f)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (e)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)	JNL/T. Rowe Price Capital Appreciation Fund (d)

Highest expense ratio
Period ended December 31, 2016

Unit Value	$13.421663	$12.414564	$10.818386	$8.495855	$9.729055	$6.276762	$9.906559	$10.362318	$10.241393	$12.734276
Total Return *	5.83%	6.75%	-6.30%	-0.95%	-2.82%	10.51%	2.18%	3.39%	9.74%	6.43%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	2.80%	1.25%	1.25%

Period ended December 31, 2015

Unit Value	$12.682036	$11.629602	$11.546103	$8.577498	$10.011504	$5.679797	$9.695177	$10.022226	$9.331998	$11.964386
Total Return *	-6.17%	-4.41%	3.11%	-15.99%	0.62%	-26.00%	-4.16%	-0.16%***	-4.94%	3.21%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	2.80%	1.25%	1.25%

Period ended December 31, 2014

Unit Value	$13.515623	$12.166470	$11.197435	$10.210372	$9.949394	$7.674929	$10.116505	$10.884088	$9.816534	$11.592747
Total Return *	4.74%	7.49%	-2.65%	-16.03%	2.08%	-23.25%***	-2.30%	6.28%	-2.66%	10.34%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$12.904367	$11.319214	$11.501897	$12.159927	$9.746359	n/a	$10.354623	$10.241245	$10.084594	$10.506291
Total Return *	21.80%	11.31%	12.70%***	16.92%	-3.13%	n/a	2.06%	-2.92%	0.77%***	4.44%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	n/a	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.595041	$10.169345	n/a	$10.400205	$10.061519	n/a	$10.145496	$10.549088	n/a	n/a
Total Return *	2.34%***	0.51%***	n/a	4.52%***	0.62%***	n/a	1.68%***	6.40%***	n/a	n/a
Ratio of Expenses **	1.25%	1.25%	n/a	1.25%	1.25%	n/a	1.25%	1.25%	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.
(e) Commencement of operations April 28, 2014.
(f) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.  The respective acquisition can be found on page 66 of the Notes to Financial Statements. Unit values disclosed are as of April 22, 2016.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b) (f)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (e)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)	JNL/T. Rowe Price Capital Appreciation Fund (d)

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$13.686867	$12.659907	$10.979083	$8.619492	$9.897860	$6.344151	$10.102176	$11.742678	$10.392978	$12.902874
Total Return *	6.26%	7.18%	-5.93%	-0.83%	-2.43%	10.95%	2.59%	-2.79%***	10.18%	6.86%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.25%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$12.881138	$11.812217	$11.670957	$8.691582	$10.144651	$5.717924	$9.847269	$10.814533	$9.432416	$12.074524
Total Return *	-5.79%	-4.03%	3.53%	-15.66%	1.03%	-25.70%	-3.78%	-1.78%	-4.55%	3.62%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$13.673002	$12.308186	$11.273334	$10.304870	$10.041467	$7.695611	$10.234182	$11.011005	$9.882562	$11.652755
Total Return *	5.16%	7.92%	-2.26%	-15.70%	2.49%	-23.15%***	-1.91%	6.70%	-2.27%	10.78%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$13.002517	$11.405341	$11.533634	$12.223473	$9.797282	n/a	$10.433262	$10.319305	$10.111898	$10.518508
Total Return *	22.28%	11.75%	17.39%***	17.39%	-2.74%	n/a	2.47%	-2.53%	4.42%***	5.76%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	n/a	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$10.633015	$10.205813	n/a	$10.412815	$10.073701	n/a	$10.181738	$10.587055	n/a	n/a
Total Return *	9.59%***	-2.44%***	n/a	2.52%***	-0.13%***	n/a	0.43%***	5.12%***	n/a	n/a
Ratio of Expenses **	0.85%	0.85%	n/a	0.85%	0.85%	n/a	0.85%	0.85%	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.
(e) Commencement of operations April 28, 2014.
(f) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.  The respective acquisition can be found on page 66 of the Notes to Financial Statements. Unit values disclosed are as of April 22, 2016.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b) (f)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (e)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)	JNL/T. Rowe Price Capital Appreciation Fund (d)

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$31,716	$116,058	$41,512	$—	$13,663	$12,031	$85,904	$185,995	$15,725	$793,775
Units Outstanding (in thousands)	2,339	9,255	3,802	—	1,391	1,905	8,583	16,679	1,524	61,907
Investment Income Ratio *	3.56%	2.77%	1.24%	1.49%	2.28%	0.00%	0.46%	1.31%	10.39%	0.29%

Period ended December 31, 2015

Net Assets (in thousands)	$27,780	$120,656	$43,939	$15,623	$12,350	$5,281	$101,148	$59,545	$14,027	$379,008
Units Outstanding (in thousands)	2,173	10,296	3,781	1,808	1,226	926	10,352	5,569	1,497	31,534
Investment Income Ratio *	1.73%	1.85%	1.05%	17.30%	1.73%	0.00%	1.18%	2.46%	3.94%	0.03%

Period ended December 31, 2014

Net Assets (in thousands)	$26,393	$106,385	$14,613	$17,185	$14,461	$3,124	$64,332	$34,347	$12,693	$84,808
Units Outstanding (in thousands)	1,942	8,696	1,300	1,675	1,448	407	6,324	3,138	1,290	7,297
Investment Income Ratio *	0.00%	0.03%	0.00%	4.34%	0.00%	0.00%	0.88%	0.05%	2.20%	1.18%

Period ended December 31, 2013

Net Assets (in thousands)	$15,590	$59,229	$3,438	$10,524	$10,984	n/a	$40,484	$19,395	$5,576	$9,228
Units Outstanding (in thousands)	1,204	5,215	298	863	1,124	n/a	3,897	1,887	552	878
Investment Income Ratio *	5.64%	1.99%	0.00%	0.00%	1.40%	n/a	0.01%	1.86%	0.00%	0.66%

Period ended December 31, 2012

Net Assets (in thousands)	$1,648	$14,885	n/a	$497	$3,768	n/a	$12,035	$12,982	n/a	n/a
Units Outstanding (in thousands)	155	1,461	n/a	48	374	n/a	1,184	1,229	n/a	n/a
Investment Income Ratio *	3.09%	2.32%	n/a	0.00%	0.00%	n/a	0.00%	2.20%	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.
(e) Commencement of operations April 28, 2014.
(f) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisition can be found on page 66 of the Notes to Financial Statements.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$18.072841	$12.533610	$4.696941	$10.592981	$14.492179	$10.178918	$10.629402	$10.886540	$14.843447	$15.087401
Total Return *	17.08%	15.21%	51.16%	-1.12%	-0.41%	4.74%	3.38%	4.21%	2.85%	2.06%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	3.61%	3.145%	3.695%	3.145%	3.06%	3.05%

Period ended December 31, 2015

Unit Value	$15.435687	$10.879043	$3.107321	$10.713083	$14.551718	$9.717960	$10.282126	$10.447161	$14.432161	$14.783418
Total Return *	-2.94%	-2.64%	-27.51%	4.47%	-5.29%	-5.65%	-5.37%	-5.03%	-5.18%	-5.22%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	3.61%	3.145%	3.695%	3.145%	3.06%	3.05%

Period ended December 31, 2014

Unit Value	$15.903884	$11.174002	$4.286313	$10.254829	$15.363890	$10.299709	$10.865604	$11.000732	$15.220732	$15.597831
Total Return *	9.69%	2.23%	-7.30%	-2.17%	-1.96%	1.73%	1.53%	1.81%	-0.87%	-1.16%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	3.61%	3.145%	3.695%	3.145%	3.06%	3.05%

Period ended December 31, 2013

Unit Value	$14.498494	$10.930272	$4.623635	$10.481899	$15.671773	$10.124402	$10.702137	$10.805322	$15.353836	$15.780815
Total Return *	35.12%	9.67%***	-48.54%	4.98%***	5.61%	20.22%	12.86%	18.88%	10.45%	9.08%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	3.61%	3.145%	3.695%	3.145%	3.06%	3.05%

Period ended December 31, 2012

Unit Value	$10.730038	n/a	$8.985564	n/a	$14.838820	$8.421673	$9.482585	$9.089241	$13.901659	$14.467107
Total Return *	7.21%***	n/a	-10.14%***	n/a	7.01%	11.03%	9.18%	10.67%	7.79%	7.97%
Ratio of Expenses **	1.25%	n/a	1.25%	n/a	3.61%	3.145%	3.695%	3.145%	3.06%	3.05%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$18.425521	$12.699492	$4.778472	$10.733195	$17.940597	$13.512866	$14.903869	$14.451110	$18.376634	$18.664082
Total Return *	17.55%	15.67%	51.76%	-0.73%	2.37%	1.34%***	0.93%***	1.07%***	0.73%***	0.18%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.30%	0.30%	0.30%	0.30%	0.30%

Period ended December 31, 2015

Unit Value	$15.674249	$10.979142	$3.148681	$10.811664	$17.525204	$12.316525	$13.688602	$13.239659	$16.580846	$16.972816
Total Return *	-2.55%	-2.25%	-27.22%	4.89%	-6.03%***	-3.12%	-2.30%	-2.49%	-3.21%	-3.26%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.50%	0.50%	0.50%	1.00%	1.00%

Period ended December 31, 2014

Unit Value	$16.085206	$11.231800	$4.326027	$10.307880	$17.845286	$12.713071	$14.010500	$13.577278	$17.130262	$17.544505
Total Return *	10.13%	0.35%***	-6.92%	-4.03%***	0.63%***	4.46%	4.82%	4.54%	1.20%	0.89%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	1.00%	0.50%	0.50%	0.50%	1.00%	1.00%

Period ended December 31, 2013

Unit Value	$14.605261	$10.936958	$4.647848	$10.489484	$17.650593	$12.170487	$13.365738	$12.987966	$16.927727	$17.390028
Total Return *	35.66%	8.95%***	-48.34%	4.81%***	8.30%	23.44%	16.53%	22.07%	12.75%	11.34%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	1.10%	0.50%	0.50%	0.50%	1.00%	1.00%

Period ended December 31, 2012

Unit Value	$10.765905	n/a	$8.996557	n/a	$16.298169	$9.859384	$11.470238	$10.640048	$15.014170	$15.619143
Total Return *	14.37%***	n/a	-12.37%***	n/a	9.74%	14.01%	12.74%	13.64%	10.04%	10.22%
Ratio of Expenses **	0.85%	n/a	0.85%	n/a	1.10%	0.50%	0.50%	0.50%	1.00%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$117,216	$19,627	$53,404	$12,386	$528,829	$833,491	$1,326,899	$1,731,174	$1,429,520	$1,796,231
Units Outstanding (in thousands)	6,420	1,554	11,261	1,160	30,673	68,990	99,540	133,729	84,713	104,964
Investment Income Ratio *	0.99%	0.63%	0.60%	0.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Period ended December 31, 2015

Net Assets (in thousands)	$110,141	$11,347	$24,596	$8,233	$617,912	$713,547	$1,228,353	$1,604,573	$1,536,306	$1,942,017
Units Outstanding (in thousands)	7,081	1,037	7,862	764	36,535	63,022	97,592	131,660	95,281	117,833
Investment Income Ratio *	0.79%	0.22%	3.37%	0.03%	1.82%	2.53%	2.40%	2.53%	2.29%	2.27%

Period ended December 31, 2014

Net Assets (in thousands)	$46,575	$6,295	$26,145	$3,201	$622,021	$650,863	$1,200,467	$1,472,586	$1,687,366	$2,248,151
Units Outstanding (in thousands)	2,913	562	6,071	311	35,831	55,249	92,418	116,853	100,924	131,465
Investment Income Ratio *	0.08%	0.03%	0.31%	0.00%	1.46%	1.63%	2.22%	1.88%	1.70%	1.60%

Period ended December 31, 2013

Net Assets (in thousands)	$28,342	$538	$11,291	$425	$746,748	$521,713	$1,026,832	$1,216,735	$1,697,533	$2,315,267
Units Outstanding (in thousands)	1,948	49	2,436	40	43,103	45,866	82,176	100,110	102,360	136,061
Investment Income Ratio *	2.03%	0.00%	0.24%	0.00%	1.00%	0.98%	1.38%	1.18%	2.03%	1.67%

Period ended December 31, 2012

Net Assets (in thousands)	$3,063	n/a	$5,078	n/a	$868,140	$299,069	$710,906	$766,027	$1,348,029	$1,954,019
Units Outstanding (in thousands)	285	n/a	565	n/a	54,075	32,169	65,742	76,258	91,277	127,331
Investment Income Ratio *	2.66%	n/a	0.00%	n/a	2.38%	1.28%	1.64%	1.48%	1.63%	1.78%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Mid Cap Fund - A (d)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$14.293740	$9.521588	$10.599375	$23.395507	$15.106491	$10.156367	$11.615744	$16.211226	$8.988765	$11.440488
Total Return *	0.42%	0.34%	4.06%***	1.70%	19.05%	2.66%	4.08%	14.44%	-0.85%	-1.30%
Ratio of Expenses **	3.61%	1.25%	2.40%	3.91%	3.91%	1.25%	3.095%	3.36%	3.16%	3.06%

Period ended December 31, 2015

Unit Value	$14.234202	$9.489060	n/a	$23.004153	$12.689677	$9.893249	$11.160743	$14.165604	$9.065934	$11.591029
Total Return *	-5.53%	-4.81%***	n/a	-8.33%	-12.91%	-2.91%	-3.19%	-6.51%	-7.22%	-3.06%
Ratio of Expenses **	3.61%	1.25%	n/a	3.91%	3.91%	1.25%	3.095%	3.36%	3.16%	3.06%

Period ended December 31, 2014

Unit Value	$15.066773	n/a	n/a	$25.094707	$14.571079	$10.190116	$11.528573	$15.152218	$9.771061	$11.956709
Total Return *	-1.75%	n/a	n/a	-1.15%	-3.69%	1.50%***	1.09%	11.19%	-1.97%	-1.26%
Ratio of Expenses **	3.61%	n/a	n/a	3.91%	3.91%	1.25%	3.095%	3.36%	3.16%	3.06%

Period ended December 31, 2013

Unit Value	$15.334913	n/a	n/a	$25.385548	$15.129820	n/a	$11.404526	$13.627303	$9.967742	$12.109692
Total Return *	6.44%	n/a	n/a	25.47%	29.23%	n/a	5.14%***	28.05%	-5.97%	24.04%
Ratio of Expenses **	3.61%	n/a	n/a	3.91%	3.91%	n/a	3.095%	3.36%	3.16%	3.06%

Period ended December 31, 2012

Unit Value	$14.406968	n/a	n/a	$20.232227	$11.707585	n/a	$10.232479	$10.641810	$10.600572	$9.762384
Total Return *	6.93%	n/a	n/a	9.46%	13.10%	n/a	4.92%***	9.67%	2.48%	14.34%
Ratio of Expenses **	3.61%	n/a	n/a	3.91%	3.91%	n/a	2.71%	3.36%	3.16%	3.06%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.
(d) Commencement of operations September 19, 2016.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Mid Cap Fund - A (d)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$18.465077	$9.585670	$10.661078	$48.682724	$23.017462	$10.265587	$13.235364	$19.876857	$10.873784	$13.749835
Total Return *	-0.28%***	0.74%	5.98%***	2.39%***	13.77%***	3.07%	-0.16%***	5.07%***	-5.84%***	-2.79%***
Ratio of Expenses **	0.30%	0.85%	0.30%	0.30%	0.30%	0.85%	0.30%	0.30%	0.30%	0.30%

Period ended December 31, 2015

Unit Value	$16.970733	$9.514891	n/a	$41.518291	$17.586931	$9.959825	$12.053130	$16.191248	$10.244081	$13.025317
Total Return *	-3.03%	-4.59%***	n/a	-5.48%***	-10.21%	-2.52%	-1.14%	-4.28%	-5.19%	-1.04%
Ratio of Expenses **	1.00%	0.85%	n/a	0.85%	0.85%	0.85%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2014

Unit Value	$17.500552	n/a	n/a	$42.740674	$19.585778	$10.217741	$12.192220	$16.914989	$10.804894	$13.162274
Total Return *	0.85%	n/a	n/a	1.77%	-0.70%	-0.04%***	3.23%***	13.85%	0.17%	0.79%
Ratio of Expenses **	1.00%	n/a	n/a	1.00%	0.85%	0.85%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2013

Unit Value	$17.353083	n/a	n/a	$41.995913	$19.723876	n/a	$11.791486	$14.857839	$10.786833	$13.058859
Total Return *	9.26%	n/a	n/a	29.18%	33.25%	n/a	14.00%	31.11%	-3.92%	26.63%
Ratio of Expenses **	1.00%	n/a	n/a	1.00%	0.85%	n/a	1.10%	1.00%	1.00%	1.00%

Period ended December 31, 2012

Unit Value	$15.882983	n/a	n/a	$32.510616	$14.802516	n/a	$10.343515	$11.332119	$11.226519	$10.312913
Total Return *	9.77%	n/a	n/a	12.70%	16.84%***	n/a	8.83%***	12.30%	4.71%	16.72%
Ratio of Expenses **	1.00%	n/a	n/a	1.00%	0.85%	n/a	1.10%	1.00%	1.00%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.
(d) Commencement of operations September 19, 2016.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Mid Cap Fund - A (d)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$2,464,155	$8,635	$9,407	$914,391	$629,859	$32,916	$1,618,553	$2,709,922	$445,048	$465,843
Units Outstanding (in thousands)	145,767	903	885	23,663	31,109	3,222	128,864	146,918	44,159	36,469
Investment Income Ratio *	0.00%	0.37%	0.00%	0.00%	0.66%	0.00%	0.00%	0.00%	0.00%	0.00%

Period ended December 31, 2015

Net Assets (in thousands)	$2,748,451	$6,229	n/a	$1,000,620	$513,864	$31,738	$1,119,372	$1,828,935	$418,272	$486,304
Units Outstanding (in thousands)	167,003	655	n/a	27,111	31,053	3,196	94,392	115,792	41,913	38,259
Investment Income Ratio *	2.24%	0.00%	n/a	0.00%	0.32%	0.00%	1.23%	2.48%	1.28%	0.00%

Period ended December 31, 2014

Net Assets (in thousands)	$3,167,812	n/a	n/a	$1,096,101	$590,903	$18,690	$749,737	$1,747,477	$467,956	$370,905
Units Outstanding (in thousands)	185,953	n/a	n/a	28,002	31,964	1,831	62,247	105,560	44,301	28,756
Investment Income Ratio *	1.48%	n/a	n/a	0.00%	0.38%	0.93%	1.02%	1.14%	0.01%	0.22%

Period ended December 31, 2013

Net Assets (in thousands)	$3,197,208	n/a	n/a	$1,131,303	$563,849	n/a	$439,310	$1,145,063	$433,086	$316,078
Units Outstanding (in thousands)	188,513	n/a	n/a	29,432	30,233	n/a	37,487	78,386	40,893	24,614
Investment Income Ratio *	1.31%	n/a	n/a	0.08%	0.95%	n/a	0.78%	1.17%	2.11%	0.70%

Period ended December 31, 2012

Net Assets (in thousands)	$2,705,104	n/a	n/a	$712,883	$326,695	n/a	$142,838	$658,754	$445,074	$192,196
Units Outstanding (in thousands)	173,523	n/a	n/a	23,891	23,244	n/a	13,849	58,871	40,202	18,876
Investment Income Ratio *	1.88%	n/a	n/a	0.00%	0.25%	n/a	0.00%	1.02%	2.05%	0.73%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.
(d) Commencement of operations September 19, 2016.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (a)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (b)	JNL/Brookfield Global Infrastructure and MLP Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$15.895703	$12.340487	$10.045415	$9.533344	$9.392654	$10.407336	$26.572344	$6.990883	$10.353717	$12.776127
Total Return *	7.64%	9.46%***	-0.30%	1.66%	-11.08%	0.29%	-3.10%	21.95%	0.69%	9.16%
Ratio of Expenses **	3.16%	2.95%	3.36%	3.16%	2.795%	3.61%	3.61%	3.695%	1.25%	3.095%

Period ended December 31, 2015

Unit Value	$14.767765	$11.872870	$10.075587	$9.377378	$10.562706	$10.377129	$27.423723	$5.732755	$10.282457	$11.703901
Total Return *	-2.13%	-2.45%	-7.99%	-6.57%	-8.06%***	-4.84%	2.47%	-26.51%	4.67%	-21.03%
Ratio of Expenses **	3.16%	2.845%	3.36%	3.16%	2.795%	3.61%	3.61%	3.695%	1.25%	3.095%

Period ended December 31, 2014

Unit Value	$15.088660	$12.170692	$10.950184	$10.036717	$11.193091	$10.905275	$26.763737	$7.800985	$9.823957	$14.820786
Total Return *	6.76%	1.15%	-6.24%	-11.07%	7.73%	-1.76%	5.02%	-17.36%	-0.94%***	4.08%
Ratio of Expenses **	3.16%	2.845%	3.36%	3.16%	1.25%	3.61%	3.61%	3.695%	1.25%	3.095%

Period ended December 31, 2013

Unit Value	$14.133382	$12.032273	$11.679176	$11.285850	$10.389716	$11.100488	$25.483258	$9.439520	n/a	$14.240412
Total Return *	28.80%	17.47%	17.10%	7.43%	5.75%	10.26%	34.06%	5.54%	n/a	19.68%
Ratio of Expenses **	3.16%	2.845%	3.36%	3.16%	1.25%	3.61%	3.61%	3.695%	n/a	3.095%

Period ended December 31, 2012

Unit Value	$10.973233	$10.242546	$9.973414	$10.504839	$9.824353	$10.067701	$19.008526	$8.944331	n/a	$11.899161
Total Return *	13.28%	0.92%***	13.52%	13.72%	4.11%***	5.69%	6.68%	-2.88%	n/a	1.43%***
Ratio of Expenses **	3.16%	2.845%	3.36%	3.16%	1.25%	3.61%	3.61%	3.695%	n/a	3.095%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations September 15, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (a)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (b)	JNL/Brookfield Global Infrastructure and MLP Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$19.232406	$13.966734	$12.316849	$11.534215	$10.420726	$12.786784	$54.396231	$9.802230	$10.448999	$14.713768
Total Return *	3.61%***	-0.01%***	-4.24%***	-3.66%***	-9.34%	-0.40%***	-2.40%***	8.75%***	1.10%	-4.83%***
Ratio of Expenses **	0.30%	0.30%	0.30%	0.30%	0.85%	0.30%	0.30%	0.30%	0.85%	0.30%

Period ended December 31, 2015

Unit Value	$16.831721	$12.704916	$11.614339	$10.597563	$11.493721	$11.985760	$47.003517	$7.396348	$10.335760	$12.818948
Total Return *	0.16%	-0.63%	-5.65%	-4.53%	1.33%	-2.18%	5.18%	-24.39%	5.09%	-19.24%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$16.804732	$12.785507	$12.309601	$11.100310	$11.343131	$12.252870	$44.690461	$9.782449	$9.835465	$15.872403
Total Return *	9.25%	3.03%***	-3.86%	-9.13%	8.16%	0.99%	7.80%	-14.97%	1.46%***	6.44%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$15.381331	$12.388475	$12.803656	$12.215079	$10.486958	$12.132655	$41.455971	$11.505133	n/a	$14.912251
Total Return *	31.81%	19.54%	6.10%***	9.78%	6.18%	13.34%	37.61%	8.58%	n/a	22.39%
Ratio of Expenses **	0.85%	1.10%	0.85%	1.00%	0.85%	0.85%	1.00%	0.85%	n/a	0.85%

Period ended December 31, 2012

Unit Value	$11.669432	$10.363348	$10.620354	$11.126783	$9.876725	$10.704258	$30.126232	$10.595790	n/a	$12.184270
Total Return *	2.11%***	1.97%***	16.24%	16.21%	5.06%***	5.99%***	9.51%	14.31%***	n/a	7.91%***
Ratio of Expenses **	0.85%	1.10%	1.00%	1.00%	0.85%	0.85%	1.00%	0.85%	n/a	0.85%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations September 15, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (a)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (b)	JNL/Brookfield Global Infrastructure and MLP Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$3,816,911	$1,298,868	$1,038,031	$861,365	$185,285	$3,534,757	$1,379,406	$947,422	$32,091	$764,545
Units Outstanding (in thousands)	213,016	97,906	90,574	80,462	18,003	295,537	32,554	107,968	3,084	54,782
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	4.14%	0.39%	0.00%	0.79%	0.00%	2.61%

Period ended December 31, 2015

Net Assets (in thousands)	$2,897,665	$941,136	$926,321	$759,581	$197,985	$3,517,477	$954,227	$659,992	$28,295	$618,494
Units Outstanding (in thousands)	177,484	75,232	82,237	73,470	17,416	301,890	22,499	93,946	2,744	49,245
Investment Income Ratio *	0.77%	1.09%	0.85%	0.86%	9.69%	2.06%	0.00%	0.47%	0.00%	1.62%

Period ended December 31, 2014

Net Assets (in thousands)	$2,316,145	$640,593	$679,179	$701,141	$99,750	$3,274,351	$693,281	$843,028	$3,303	$853,801
Units Outstanding (in thousands)	141,489	50,703	56,638	64,512	8,855	273,649	17,193	90,488	336	54,691
Investment Income Ratio *	0.68%	0.77%	0.76%	0.84%	2.77%	0.74%	0.00%	0.00%	0.00%	0.71%

Period ended December 31, 2013

Net Assets (in thousands)	$1,561,325	$357,689	$531,621	$617,704	$75,699	$2,635,571	$596,971	$959,276	n/a	$395,362
Units Outstanding (in thousands)	103,723	29,048	42,420	51,450	7,255	221,416	15,995	87,201	n/a	26,810
Investment Income Ratio *	0.83%	0.61%	0.85%	0.56%	5.22%	0.63%	0.03%	0.39%	n/a	0.85%

Period ended December 31, 2012

Net Assets (in thousands)	$815,499	$100,620	$340,653	$443,043	$20,520	$1,525,570	$444,455	$891,760	n/a	$100,565
Units Outstanding (in thousands)	71,037	9,734	32,462	40,340	2,083	144,546	16,379	87,617	n/a	8,305
Investment Income Ratio *	0.85%	0.00%	1.20%	1.08%	0.00%	0.00%	0.15%	0.00%	n/a	0.07%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations September 15, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A (c)	JNL/Causeway International Value Select Fund - A	JNL/Crescent High Income Fund - A(b)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A (b)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (a)	JNL/Eastspring Investments Asia ex-Japan Fund - A (c)	JNL/FPA + DoubleLine Flexible Allocation - A	JNL/Franklin Templeton Founding Strategy Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$9.391206	$22.189804	$8.036131	$10.376368	$19.285120	$10.400647	$12.863325	$6.062471	$10.664210	$10.010590
Total Return *	1.74%	3.42%	-3.82%	4.93%***	10.22%	4.02%***	17.42%	2.55%	0.00%	9.42%
Ratio of Expenses **	3.86%	3.86%	3.91%	2.40%	3.40%	1.25%	1.25%	3.61%	3.61%	3.61%

Period ended December 31, 2015

Unit Value	$9.230619	$21.455473	$8.355132	n/a	$17.497555	n/a	$10.954677	$5.911977	$10.663776	$9.148869
Total Return *	-5.25%	-1.21%	-7.25%	n/a	-5.37%	n/a	9.55%***	-19.62%	-12.37%	-9.51%
Ratio of Expenses **	3.86%	3.86%	3.91%	n/a	3.40%	n/a	1.25%	3.61%	3.61%	3.61%

Period ended December 31, 2014

Unit Value	$9.741960	$21.719323	$9.008259	n/a	$18.490528	n/a	n/a	$7.354734	$12.169467	$10.110812
Total Return *	-3.26%	-1.53%	-13.97%	n/a	6.15%	n/a	n/a	1.91%	-7.44%	-0.97%
Ratio of Expenses **	3.86%	3.86%	3.91%	n/a	3.40%	n/a	n/a	3.61%	3.61%	3.61%

Period ended December 31, 2013

Unit Value	$10.070530	$22.056040	$10.470642	n/a	$17.418947	n/a	n/a	$7.216675	$13.147456	$10.210041
Total Return *	11.17%	18.57%	16.82%	n/a	30.65%	n/a	n/a	-9.38%	19.27%	19.57%
Ratio of Expenses **	3.86%	3.86%	3.91%	n/a	3.40%	n/a	n/a	3.61%	3.61%	3.61%

Period ended December 31, 2012

Unit Value	$9.058602	$18.602188	$8.963371	n/a	$13.332700	n/a	n/a	$7.963310	$11.023491	$8.538913
Total Return *	8.75%	12.58%	12.65%	n/a	9.89%	n/a	n/a	18.19%	13.09%	11.83%
Ratio of Expenses **	3.86%	3.86%	3.91%	n/a	3.40%	n/a	n/a	3.61%	3.61%	3.61%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 28, 2015.
(b) Commencement of operations April 25, 2016.
(c) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.  The respective acquisitions can be found on page 66 of the Notes to Financial Statements. Unit values disclosed are as of April 22, 2016.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A (c)	JNL/Causeway International Value Select Fund - A	JNL/Crescent High Income Fund - A(b)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A (b)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (a)	JNL/Eastspring Investments Asia ex-Japan Fund - A (c)	JNL/FPA + DoubleLine Flexible Allocation - A	JNL/Franklin Templeton Founding Strategy Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$17.000792	$40.393617	$15.864112	$10.528510	$36.181661	$10.429456	$12.928054	$7.641791	$13.559536	$13.918624
Total Return *	-2.01%***	4.34%	-0.15%***	2.54%***	5.79%***	-0.46%***	17.89%	3.42%	3.41%***	4.69%***
Ratio of Expenses **	0.30%	1.00%	0.30%	0.30%	0.30%	0.85%	0.85%	0.85%	0.30%	0.30%

Period ended December 31, 2015

Unit Value	$14.450333	$38.713497	$14.041604	n/a	$28.618212	n/a	$10.965974	$7.388862	$12.674122	$11.558849
Total Return *	-2.50%	1.65%	-4.51%	n/a	-2.93%	n/a	1.96%***	-17.37%	-9.92%	-7.12%
Ratio of Expenses **	1.00%	1.00%	1.00%	n/a	0.85%	n/a	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2014

Unit Value	$14.820796	$38.084548	$14.705015	n/a	$29.480809	n/a	n/a	$8.941792	$14.069911	$12.445079
Total Return *	-0.46%	1.33%	-11.43%	n/a	8.89%***	n/a	n/a	4.77%	-4.85%	1.65%
Ratio of Expenses **	1.00%	1.00%	1.00%	n/a	0.85%	n/a	n/a	0.85%	0.85%	1.00%

Period ended December 31, 2013

Unit Value	$14.888685	$37.584509	$16.601959	n/a	$26.381392	n/a	n/a	$8.535085	$14.786813	$12.243449
Total Return *	14.40%	22.01%	20.27%	n/a	33.82%	n/a	n/a	-6.84%	22.61%	22.73%
Ratio of Expenses **	1.00%	1.00%	1.00%	n/a	1.00%	n/a	n/a	0.85%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$13.014978	$30.805189	$13.804428	n/a	$19.713784	n/a	n/a	$9.161710	$12.060489	$9.975693
Total Return *	11.91%	15.85%	15.99%	n/a	12.56%	n/a	n/a	1.96%***	11.75%***	14.80%
Ratio of Expenses **	1.00%	1.00%	1.00%	n/a	1.00%	n/a	n/a	0.85%	0.85%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 28, 2015.
(b) Commencement of operations April 25, 2016.
(c) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.  The respective acquisitions can be found on page 66 of the Notes to Financial Statements. Unit values disclosed are as of April 22, 2016.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A (c)	JNL/Causeway International Value Select Fund - A	JNL/Crescent High Income Fund - A(b)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A (b)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (a)	JNL/Eastspring Investments Asia ex-Japan Fund - A (c)	JNL/FPA + DoubleLine Flexible Allocation - A	JNL/Franklin Templeton Founding Strategy Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$434,844	$—	$422,224	$25,679	$827,642	$3,342	$82,510	$—	$1,921,675	$1,368,550
Units Outstanding (in thousands)	30,932	—	32,999	2,456	28,485	321	6,398	—	153,777	110,196
Investment Income Ratio *	0.01%	0.82%	1.19%	0.00%	1.05%	0.00%	1.12%	1.65%	1.06%	0.00%

Period ended December 31, 2015

Net Assets (in thousands)	$434,382	$430,977	$437,975	n/a	$613,326	n/a	$16,147	$100,006	$2,259,091	$1,341,037
Units Outstanding (in thousands)	32,310	12,539	33,824	n/a	23,833	n/a	1,473	14,223	184,904	120,927
Investment Income Ratio *	0.73%	0.88%	3.25%	n/a	0.87%	n/a	0.00%	1.93%	0.67%	1.56%

Period ended December 31, 2014

Net Assets (in thousands)	$449,387	$408,782	$431,510	n/a	$567,701	n/a	n/a	$128,090	$2,903,055	$1,557,952
Units Outstanding (in thousands)	32,538	12,123	31,773	n/a	21,391	n/a	n/a	14,982	212,888	130,142
Investment Income Ratio *	0.90%	0.77%	1.94%	n/a	0.60%	n/a	n/a	0.99%	1.07%	1.63%

Period ended December 31, 2013

Net Assets (in thousands)	$460,257	$402,702	$439,950	n/a	$370,944	n/a	n/a	$123,981	$2,907,755	$1,467,588
Units Outstanding (in thousands)	33,129	12,088	28,623	n/a	15,206	n/a	n/a	15,122	202,080	124,335
Investment Income Ratio *	1.71%	1.25%	3.66%	n/a	1.01%	n/a	n/a	1.24%	1.41%	2.02%

Period ended December 31, 2012

Net Assets (in thousands)	$394,421	$329,409	$312,525	n/a	$181,723	n/a	n/a	$140,464	$1,950,723	$1,153,798
Units Outstanding (in thousands)	32,328	12,054	24,334	n/a	9,997	n/a	n/a	15,874	165,395	119,513
Investment Income Ratio *	2.04%	1.22%	4.69%	n/a	0.93%	n/a	n/a	0.64%	0.11%	2.20%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations September 28, 2015.
(b) Commencement of operations April 25, 2016.
(c) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisitions can be found on page 66 of the Notes to Financial Statements.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)

Highest expense ratio
Period ended December 31, 2016

Unit Value	$8.821320	$10.316192	$11.511714	$8.085778	$11.016958	$14.996373	$9.834246	$15.510789	$11.728742	$9.756657
Total Return *	6.67%	0.49%	10.14%	-4.67%	12.11%	-1.81%	5.19%	9.24%	4.69%	11.06%
Ratio of Expenses **	3.61%	3.26%	3.56%	3.61%	3.145%	3.91%	3.61%	3.91%	3.06%	1.25%

Period ended December 31, 2015

Unit Value	$8.269499	$10.265379	$10.452215	$8.481567	$9.827094	$15.272623	$9.348592	$14.198801	$11.203590	$8.785068
Total Return *	-9.75%	0.68%***	-10.60%	0.13%	-7.62%	-3.46%	-15.44%	-12.45%	-4.69%	-11.43%***
Ratio of Expenses **	3.61%	3.26%	3.56%	3.61%	3.145%	3.91%	3.61%	3.91%	3.06%	1.25%

Period ended December 31, 2014

Unit Value	$9.162504	$11.133070	$11.691774	$8.470816	$10.637323	$15.820330	$11.055727	$16.217712	$11.754462	n/a
Total Return *	-5.83%	-3.45%	-0.42%	-12.63%	3.98%	1.35%	-8.31%	8.80%	10.49%	n/a
Ratio of Expenses **	3.61%	3.06%	3.56%	3.61%	3.145%	3.91%	3.61%	3.91%	3.06%	n/a

Period ended December 31, 2013

Unit Value	$9.729365	$11.530902	$11.741541	$9.695790	$10.230559	$15.609001	$12.057957	$14.906547	$10.638287	n/a
Total Return *	25.73%	0.41%	10.09%	27.72%	24.32%	-4.85%	-11.11%	27.64%	30.15%	n/a
Ratio of Expenses **	3.61%	3.06%	3.56%	3.61%	3.145%	3.91%	3.61%	3.91%	3.06%	n/a

Period ended December 31, 2012

Unit Value	$7.738394	$11.484302	$10.665178	$7.591647	$8.229251	$16.403977	$13.564714	$11.678392	$8.173614	n/a
Total Return *	17.72%	8.62%***	8.27%	22.74%	10.14%	3.62%	15.78%	13.48%	15.98%	n/a
Ratio of Expenses **	3.61%	3.06%	3.56%	3.61%	3.145%	3.91%	3.61%	3.91%	3.06%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$12.264106	$11.980707	$16.299842	$10.919609	$14.624255	$32.754982	$12.343015	$23.633876	$15.438076	$9.822328
Total Return *	4.22%***	7.04%***	3.83%***	-2.41%***	6.09%***	-2.60%***	8.13%	6.69%***	3.73%***	11.50%
Ratio of Expenses **	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.85%	0.30%	0.30%	0.85%

Period ended December 31, 2015

Unit Value	$10.447024	$11.319363	$13.582757	$10.599741	$11.908337	$27.846620	$11.414898	$19.367092	$13.655467	$8.808981
Total Return *	-7.36%	-4.96%	-8.15%	2.93%	-5.61%	-0.61%	-13.07%	-9.86%	-2.56%	-11.53%***
Ratio of Expenses **	1.00%	0.85%	0.85%	0.85%	1.00%	1.00%	0.85%	1.00%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$11.276954	$11.909965	$14.787338	$10.298111	$12.616592	$28.017891	$13.131852	$21.486406	$14.013720	n/a
Total Return *	-3.34%***	-1.29%	2.31%	-10.19%	6.23%	4.35%	-5.75%	12.01%	7.88%***	n/a
Ratio of Expenses **	1.00%	0.85%	0.85%	0.85%	1.00%	1.00%	0.85%	1.00%	0.85%	n/a

Period ended December 31, 2013

Unit Value	$11.585596	$12.065929	$14.453221	$11.466425	$11.876608	$26.850742	$13.932381	$19.182812	$12.277330	n/a
Total Return *	28.92%	2.65%	7.41%***	31.29%	27.02%	-2.04%	-8.62%	31.41%	32.86%	n/a
Ratio of Expenses **	1.10%	0.85%	0.85%	0.85%	1.00%	1.00%	0.85%	1.00%	1.00%	n/a

Period ended December 31, 2012

Unit Value	$8.986353	$11.754500	$12.650659	$8.733615	$9.350544	$27.408901	$15.246667	$14.597526	$9.240592	n/a
Total Return *	20.72%	13.28%***	11.08%	26.34%***	12.53%	6.69%	13.70%***	16.84%	18.40%	n/a
Ratio of Expenses **	1.10%	0.85%	1.00%	0.85%	1.00%	1.00%	0.85%	1.00%	1.00%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$437,911	$628,660	$1,826,310	$467,003	$635,711	$922,949	$139,239	$712,755	$315,244	$14,779
Units Outstanding (in thousands)	39,965	55,418	125,988	47,179	48,701	36,054	11,753	34,454	22,799	1,509
Investment Income Ratio *	2.07%	0.03%	4.69%	1.47%	2.46%	2.51%	0.00%	0.00%	0.30%	1.05%

Period ended December 31, 2015

Net Assets (in thousands)	$428,990	$681,887	$1,673,567	$541,130	$582,264	$883,013	$145,686	$655,102	$355,251	$7,834
Units Outstanding (in thousands)	42,763	61,594	130,230	53,458	50,956	34,958	13,269	35,545	27,432	890
Investment Income Ratio *	2.19%	8.25%	3.96%	0.93%	3.33%	2.12%	0.00%	0.55%	0.00%	0.00%

Period ended December 31, 2014

Net Assets (in thousands)	$521,536	$737,969	$1,997,944	$424,814	$625,966	$774,773	$197,207	$718,036	$316,099	n/a
Units Outstanding (in thousands)	48,136	63,092	142,444	43,002	51,540	30,480	15,558	35,055	23,730	n/a
Investment Income Ratio *	0.82%	3.83%	3.33%	0.81%	0.77%	2.33%	1.68%	0.80%	0.06%	n/a

Period ended December 31, 2013

Net Assets (in thousands)	$439,451	$600,386	$1,556,741	$419,451	$559,365	$605,070	$238,605	$553,903	$186,128	n/a
Units Outstanding (in thousands)	38,995	50,412	113,194	38,005	48,751	24,753	17,677	30,170	15,730	n/a
Investment Income Ratio *	1.44%	2.51%	4.10%	1.10%	0.91%	2.68%	7.14%	0.40%	0.17%	n/a

Period ended December 31, 2012

Net Assets (in thousands)	$230,044	$297,966	$1,127,679	$241,752	$391,902	$732,593	$317,364	$370,054	$122,758	n/a
Units Outstanding (in thousands)	26,253	25,535	92,341	28,647	43,187	29,456	21,400	26,395	13,715	n/a
Investment Income Ratio *	1.65%	0.34%	4.85%	1.60%	1.54%	2.43%	0.00%	1.12%	0.39%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 27, 2015.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A (a)	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$5.772361	$12.665461	$11.151012	$13.145831	$18.370313	$19.901334	$25.231671	$12.461732	$9.416799	$11.634742
Total Return *	-6.82%	-1.30%	-4.97%	-5.76%	11.19%	7.67%	-3.04%	-2.28%	15.06%	8.59%
Ratio of Expenses **	3.61%	3.71%	3.91%	3.75%	3.695%	3.51%	3.61%	3.75%	3.61%	3.145%

Period ended December 31, 2015

Unit Value	$6.194560	$12.831849	$11.734460	$13.948614	$16.520823	$18.483324	$26.022254	$12.752198	$8.184092	$10.714122
Total Return *	-8.40%	-4.57%	-5.78%	1.14%	-12.38%	-5.18%	-0.64%	-3.24%	-21.57%	-5.29%
Ratio of Expenses **	3.61%	3.71%	3.91%	3.75%	3.695%	3.51%	3.61%	3.75%	3.61%	3.145%

Period ended December 31, 2014

Unit Value	$6.762681	$13.446442	$12.454771	$13.791536	$18.854467	$19.493406	$26.190385	$13.179311	$10.435151	$11.312659
Total Return *	7.45%	10.84%	-3.61%	4.35%	5.29%	4.27%	7.25%	1.52%	-8.62%	4.91%
Ratio of Expenses **	3.61%	3.71%	3.91%	3.75%	3.695%	3.51%	3.61%	3.75%	3.61%	3.145%

Period ended December 31, 2013

Unit Value	$6.293696	$12.131548	$12.920911	$13.217218	$17.907494	$18.695987	$24.419652	$12.981881	$11.419062	$10.783580
Total Return *	-5.81%	-0.98%	14.41%	34.44%	26.15%	34.87%	37.00%	-7.07%	-4.60%	23.75%
Ratio of Expenses **	3.61%	3.71%	3.91%	3.75%	3.695%	3.51%	3.61%	3.75%	3.61%	3.145%

Period ended December 31, 2012

Unit Value	$6.681762	$12.251585	$11.293065	$9.831170	$14.195139	$13.862312	$17.824941	$13.968818	$11.969985	$8.714196
Total Return *	19.09%	23.63%	11.31%	8.34%	3.83%	13.61%	12.11%	-0.18%	17.86%	12.36%
Ratio of Expenses **	3.61%	3.71%	3.91%	3.75%	3.695%	3.51%	3.61%	3.75%	3.61%	3.145%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.  The respective acquisition can be found on page 66 of the Notes to Financial Statements. Unit values disclosed are as of April 22, 2016.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A (a)	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$7.796094	$18.853139	$24.357016	$20.006884	$34.826250	$32.392832	$51.644254	$26.291282	$12.639723	$15.319577
Total Return *	-9.58%***	-5.67%***	-4.17%***	-4.91%***	8.53%***	3.16%***	-0.24%***	-2.99%***	18.27%	3.75%***
Ratio of Expenses **	0.30%	0.30%	0.30%	0.85%	0.30%	0.30%	0.30%	0.30%	0.85%	0.30%

Period ended December 31, 2015

Unit Value	$7.742146	$17.408372	$22.067720	$20.598448	$26.719638	$26.947917	$45.994689	$23.200168	$10.686859	$12.792888
Total Return *	-5.84%	-1.80%	-2.86%	3.96%	-9.98%	-2.63%	2.14%	-0.39%	-19.38%	-3.33%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	1.10%

Period ended December 31, 2014

Unit Value	$8.222087	$17.727784	$22.716419	$19.814012	$29.683007	$27.674511	$45.031588	$23.291806	$13.255328	$13.234120
Total Return *	10.46%	14.05%	-0.61%	7.25%	8.16%	7.08%	10.25%	0.30%***	-6.06%	7.07%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	1.10%

Period ended December 31, 2013

Unit Value	$7.443575	$15.543249	$22.856352	$18.473783	$27.442472	$25.845666	$40.843937	$21.674062	$14.110266	$12.359803
Total Return *	-3.17%	1.89%	17.97%	38.19%	29.60%	38.51%	40.83%	-4.47%	-1.93%	26.30%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.00%	1.00%	0.85%	0.85%	1.00%	0.85%	1.10%

Period ended December 31, 2012

Unit Value	$7.687385	$15.254441	$19.374720	$13.368320	$21.174982	$18.660443	$29.002075	$22.689155	$14.388358	$9.785758
Total Return *	2.48%***	10.94%***	15.08%***	11.37%	6.67%	11.09%***	9.41%***	2.61%	18.02%***	14.69%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.00%	1.00%	0.85%	0.85%	1.00%	0.85%	1.10%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.  The respective acquisition can be found on page 66 of the Notes to Financial Statements. Unit values disclosed are as of April 22, 2016.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A (a)	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$372,287	$1,290,375	$795,886	$—	$340,612	$1,132,274	$915,469	$901,339	$385,021	$392,562
Units Outstanding (in thousands)	52,908	77,783	41,277	—	12,195	41,280	22,632	43,536	32,100	28,627
Investment Income Ratio *	1.02%	2.00%	1.76%	0.00%	0.44%	0.00%	0.00%	1.89%	2.23%	0.00%

Period ended December 31, 2015

Net Assets (in thousands)	$334,513	$1,307,859	$748,807	$636,638	$276,598	$935,307	$1,069,598	$761,725	$361,719	$370,036
Units Outstanding (in thousands)	45,373	79,885	38,013	33,108	11,290	37,628	26,422	37,238	35,630	29,809
Investment Income Ratio *	0.90%	2.72%	1.87%	0.00%	0.33%	0.00%	0.00%	2.33%	2.97%	1.96%

Period ended December 31, 2014

Net Assets (in thousands)	$349,714	$1,284,168	$619,285	$565,050	$311,143	$608,506	$740,281	$633,096	$492,895	$393,769
Units Outstanding (in thousands)	44,455	76,820	30,512	30,356	11,428	23,795	18,804	30,951	39,087	30,580
Investment Income Ratio *	0.86%	1.30%	1.09%	0.05%	0.22%	0.00%	0.00%	3.27%	1.62%	1.81%

Period ended December 31, 2013

Net Assets (in thousands)	$329,054	$925,175	$528,458	$511,566	$259,709	$475,736	$519,827	$544,463	$592,311	$352,151
Units Outstanding (in thousands)	45,975	62,885	25,919	29,452	10,304	19,910	14,679	27,676	44,012	29,211
Investment Income Ratio *	0.93%	3.26%	1.13%	0.41%	0.19%	0.13%	0.19%	3.09%	1.37%	2.10%

Period ended December 31, 2012

Net Assets (in thousands)	$347,087	$722,381	$368,673	$328,821	$202,356	$220,180	$277,546	$825,483	$714,704	$278,794
Units Outstanding (in thousands)	46,690	49,885	21,339	26,085	10,391	12,723	11,186	40,223	51,917	29,123
Investment Income Ratio *	0.75%	0.78%	1.76%	0.00%	0.26%	0.00%	0.00%	2.32%	1.92%	2.39%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisition can be found on page 66 of the Notes to Financial Statements.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Bond Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (a)

Highest expense ratio
Period ended December 31, 2016

Unit Value	$9.772151	$7.659333	$11.769941	$11.492485	$11.538236	$15.379017	$20.872974	$13.566007	$18.580849	$12.788497
Total Return *	-1.98%	6.41%	-4.82%	7.96%	-3.04%	6.31%	15.55%	7.13%	21.07%	15.36%
Ratio of Expenses **	3.91%	3.41%	3.095%	3.61%	3.895%	3.06%	3.895%	3.895%	3.895%	1.25%

Period ended December 31, 2015

Unit Value	$9.969555	$7.198031	$12.365901	$10.645357	$11.899766	$14.466271	$18.064539	$12.663717	$15.346861	$11.085421
Total Return *	-3.95%	-18.13%	-4.94%	-4.96%	-4.86%	1.80%	-6.40%	-2.98%	-8.21%	-6.58%
Ratio of Expenses **	3.91%	3.41%	3.095%	3.61%	3.895%	3.06%	3.895%	3.895%	3.895%	1.25%

Period ended December 31, 2014

Unit Value	$10.379965	$8.792418	$13.007919	$11.201085	$12.508248	$14.209829	$19.300451	$13.052758	$16.718627	$11.866305
Total Return *	1.56%	-6.92%	-9.38%***	1.57%	-9.67%	0.10%	5.06%	8.75%	0.65%	24.63%
Ratio of Expenses **	3.91%	3.41%	3.095%	3.61%	3.895%	3.06%	3.895%	3.895%	3.895%	1.25%

Period ended December 31, 2013

Unit Value	$10.220022	$9.445726	$13.923146	$11.028228	$13.847698	$14.195485	$18.371028	$12.002518	$16.610102	$9.520999
Total Return *	-6.46%	-7.37%	26.68%	19.36%	16.79%	9.26%	27.91%	26.61%	33.15%	-5.07%***
Ratio of Expenses **	3.91%	3.41%	3.05%	3.61%	3.895%	3.06%	3.895%	3.895%	3.895%	1.25%

Period ended December 31, 2012

Unit Value	$10.925875	$10.197331	$10.990367	$9.239827	$11.856901	$12.992143	$14.362100	$9.479910	$12.475036	n/a
Total Return *	-0.37%	4.72%***	5.37%	9.90%	13.50%	8.64%	12.75%	10.95%	11.45%	n/a
Ratio of Expenses **	3.91%	3.41%	3.05%	3.61%	3.895%	3.06%	3.895%	3.895%	3.895%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 29, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Bond Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (a)

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$16.773296	$9.042587	$14.818133	$15.829709	$19.756656	$19.304291	$35.740359	$23.228885	$31.815633	$12.977718
Total Return *	-2.97%***	-5.58%***	-3.14%***	3.76%***	-1.60%***	2.43%***	7.74%***	3.91%***	11.44%***	15.82%
Ratio of Expenses **	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.85%

Period ended December 31, 2015

Unit Value	$15.284690	$8.043725	$14.548004	$13.524652	$18.202433	$16.974553	$27.632446	$19.371004	$23.475323	$11.204657
Total Return *	-0.97%	-16.01%	-2.78%	-2.30%	-1.92%	4.08%	-3.51%	0.02%	-5.37%	-6.21%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$15.434299	$9.577086	$14.963565	$13.843271	$18.559336	$16.309187	$28.637481	$19.367270	$24.806629	$11.946061
Total Return *	4.72%	-4.50%***	-4.22%***	1.80%***	-6.88%	2.34%	8.31%	12.11%	3.77%	18.24%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$14.738494	$9.993648	$15.500268	$13.039753	$19.930514	$15.936592	$26.440862	$17.274803	$23.906412	$9.537077
Total Return *	-3.55%	-5.11%	29.31%	22.39%	15.30%***	-3.10%***	31.87%	30.52%	37.26%	-4.63%***
Ratio of Expenses **	0.85%	1.00%	1.00%	1.10%	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$15.281543	$10.531939	$11.986924	$10.654331	$16.284647	$14.176805	$20.050957	$13.234863	$17.416440	n/a
Total Return *	-0.46%***	7.18%***	0.27%***	12.71%	16.84%	10.91%	2.44%***	1.28%***	3.62%***	n/a
Ratio of Expenses **	0.85%	1.00%	1.00%	1.10%	1.00%	1.00%	0.85%	0.85%	0.85%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 29, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Bond Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (a)

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$814,434	$676,628	$323,938	$764,417	$1,094,403	$208,586	$2,217,324	$4,756,967	$1,732,506	$71,848
Units Outstanding (in thousands)	57,253	79,432	23,924	53,777	65,109	11,828	73,174	240,596	64,199	5,575
Investment Income Ratio *	0.81%	1.97%	2.90%	0.00%	0.26%	1.95%	0.18%	0.13%	0.51%	1.95%

Period ended December 31, 2015

Net Assets (in thousands)	$728,111	$472,166	$433,280	$685,602	$1,004,071	$219,873	$1,500,007	$3,706,170	$1,176,866	$40,435
Units Outstanding (in thousands)	51,662	60,211	31,079	53,342	59,596	13,507	58,797	206,598	54,213	3,629
Investment Income Ratio *	2.00%	1.60%	1.88%	1.79%	2.28%	2.27%	0.93%	1.49%	0.59%	1.26%

Period ended December 31, 2014

Net Assets (in thousands)	$652,067	$476,725	$245,362	$681,568	$856,845	$115,034	$1,279,352	$3,229,425	$1,179,021	$43,476
Units Outstanding (in thousands)	45,782	50,803	17,013	51,594	49,801	7,314	48,284	179,675	51,331	3,654
Investment Income Ratio *	3.40%	1.17%	1.19%	1.39%	3.45%	2.54%	0.94%	1.33%	1.01%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$526,103	$384,617	$133,957	$648,975	$730,995	$91,439	$1,090,084	$2,360,165	$1,167,462	$2,976
Units Outstanding (in thousands)	38,624	38,940	8,872	51,033	39,549	5,929	44,573	146,683	52,683	312
Investment Income Ratio *	2.02%	0.83%	1.59%	1.56%	2.62%	3.93%	0.86%	1.46%	1.26%	4.57%

Period ended December 31, 2012

Net Assets (in thousands)	$594,553	$208,650	$28,206	$492,250	$519,993	$53,928	$607,048	$1,285,269	$559,727	n/a
Units Outstanding (in thousands)	42,018	19,953	2,405	47,205	33,781	3,884	32,654	103,714	34,612	n/a
Investment Income Ratio *	2.11%	0.06%	3.88%	1.58%	2.80%	1.89%	1.08%	1.74%	1.82%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 29, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (b)	JNL/MMRS Growth Fund - A (b)	JNL/MMRS Moderate Fund - A (b)	JNL/Morgan Stanley Mid Cap Growth Fund - A (a)	JNL/Neuberger Berman Strategic Income Fund - A (a)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (c)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$10.309581	$9.777466	$9.951751	$10.085764	$10.020290	$8.274758	$13.488974	$10.906571	$12.511980	$10.175792
Total Return *	2.71%	1.37%	1.83%	-10.68%	2.74%	-1.70%	-3.44%	1.45%	-1.20%	6.08%
Ratio of Expenses **	1.25%	1.25%	1.25%	2.95%	3.05%	1.25%	3.61%	3.61%	3.91%	3.11%

Period ended December 31, 2015

Unit Value	$10.037407	$9.645517	$9.773005	$11.291354	$9.752914	$8.418210	$13.969379	$10.750670	$12.664524	$9.592890
Total Return *	-3.50%	-6.82%	-5.77%	-7.10%	-4.20%	-15.73%***	0.12%	-6.54%	-3.45%	-4.30%
Ratio of Expenses **	1.25%	1.25%	1.25%	2.95%	3.05%	1.25%	3.61%	3.61%	3.91%	3.11%

Period ended December 31, 2014

Unit Value	$10.401640	$10.351860	$10.371888	$12.154486	$10.180932	n/a	$13.952717	$11.503020	$13.116391	$10.024199
Total Return *	3.43%***	2.96%***	3.41%***	-3.29%	0.26%***	n/a	-1.71%	-0.37%	-0.01%	-2.86%
Ratio of Expenses **	1.25%	1.25%	1.25%	2.95%	3.05%	n/a	3.61%	3.61%	3.91%	3.11%

Period ended December 31, 2013

Unit Value	n/a	n/a	n/a	$12.568236	$10.031476	n/a	$14.194996	$11.545747	$13.117925	$10.318816
Total Return *	n/a	n/a	n/a	12.43%***	0.91%***	n/a	21.76%	-12.35%	-5.83%	1.12%
Ratio of Expenses **	n/a	n/a	n/a	2.95%	2.90%	n/a	3.61%	3.61%	3.91%	3.11%

Period ended December 31, 2012

Unit Value	n/a	n/a	n/a	$9.405834	$10.341022	n/a	$11.657821	$13.172528	$13.930277	$10.204321
Total Return *	n/a	n/a	n/a	1.41%***	3.61%***	n/a	16.25%	4.58%	3.93%	4.52%
Ratio of Expenses **	n/a	n/a	n/a	2.845%	2.845%	n/a	3.61%	3.61%	3.91%	3.11%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (b)	JNL/MMRS Growth Fund - A (b)	JNL/MMRS Moderate Fund - A (b)	JNL/Morgan Stanley Mid Cap Growth Fund - A (a)	JNL/Neuberger Berman Strategic Income Fund - A (a)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (c)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$10.420446	$9.882807	$10.058753	$11.414354	$11.393375	$8.330431	$22.660736	$15.164453	$24.700487	$12.042514
Total Return *	3.12%	1.77%	2.24%	-9.08%***	-1.35%***	-1.31%	-0.26%***	-1.30%***	-2.23%***	2.25%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.30%	0.30%	0.85%	0.30%	0.30%	0.30%	0.30%

Period ended December 31, 2015

Unit Value	$10.104944	$9.710614	$9.838774	$12.085179	$10.476995	$8.441115	$20.487899	$13.765953	$21.859740	$10.738975
Total Return *	-3.11%	-6.45%	-5.40%	-5.37%	-2.32%	-12.77%***	2.77%	-3.92%	-0.44%	-2.12%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.10%	1.10%	0.85%	1.00%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$10.429832	$10.380118	$10.400011	$12.770519	$10.725547	n/a	$19.936239	$14.328320	$21.957377	$10.971037
Total Return *	2.34%***	-0.65%***	1.74%***	-1.49%	3.75%	n/a	0.89%	2.42%	3.10%	-0.63%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.10%	1.10%	n/a	1.00%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	n/a	n/a	n/a	$12.963200	$10.338020	n/a	$19.759860	$13.990021	$21.298086	$11.041085
Total Return *	n/a	n/a	n/a	36.22%	-1.19%	n/a	24.98%	-9.90%	-2.91%	3.43%
Ratio of Expenses **	n/a	n/a	n/a	1.10%	1.10%	n/a	1.00%	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	n/a	n/a	n/a	$9.516360	$10.462631	n/a	$15.809947	$15.526658	$21.935375	$10.674570
Total Return *	n/a	n/a	n/a	5.43%***	0.97%***	n/a	19.34%	2.48%***	0.51%***	4.60%***
Ratio of Expenses **	n/a	n/a	n/a	1.10%	1.10%	n/a	1.00%	0.85%	0.85%	0.85%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (b)	JNL/MMRS Growth Fund - A (b)	JNL/MMRS Moderate Fund - A (b)	JNL/Morgan Stanley Mid Cap Growth Fund - A (a)	JNL/Neuberger Berman Strategic Income Fund - A (a)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (c)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$379,283	$45,130	$181,444	$102,228	$498,915	$8,932	$1,201,731	$1,134,262	$2,956,842	$1,282,976
Units Outstanding (in thousands)	36,605	4,588	18,131	9,440	46,194	1,075	63,487	83,789	148,501	113,730
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	3.44%	0.00%	0.64%	5.93%	0.39%	4.44%

Period ended December 31, 2015

Net Assets (in thousands)	$445,451	$51,577	$206,681	$102,045	$400,063	$4,549	$939,327	$1,111,946	$3,046,392	$1,180,389
Units Outstanding (in thousands)	44,243	5,328	21,078	8,554	38,705	539	49,191	85,311	155,693	113,074
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	1.44%	0.00%	0.91%	3.56%	2.89%	3.88%

Period ended December 31, 2014

Net Assets (in thousands)	$24,944	$17,561	$44,029	$84,870	$333,743	n/a	$693,161	$1,317,828	$3,192,629	$1,190,883
Units Outstanding (in thousands)	2,395	1,694	4,240	6,711	31,464	n/a	37,217	96,758	162,080	111,124
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	1.06%	n/a	0.59%	0.70%	3.28%	2.34%

Period ended December 31, 2013

Net Assets (in thousands)	n/a	n/a	n/a	$59,316	$133,549	n/a	$601,435	$1,358,822	$3,417,014	$1,077,933
Units Outstanding (in thousands)	n/a	n/a	n/a	4,608	13,007	n/a	32,482	101,678	178,424	99,528
Investment Income Ratio *	n/a	n/a	n/a	0.00%	0.19%	n/a	1.04%	1.15%	1.11%	2.27%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	n/a	$11,508	$66,681	n/a	$375,828	$2,175,079	$4,251,064	$278,372
Units Outstanding (in thousands)	n/a	n/a	n/a	1,212	6,393	n/a	25,292	146,138	215,752	26,438
Investment Income Ratio *	n/a	n/a	n/a	0.67%	0.00%	n/a	1.07%	2.08%	2.19%	3.34%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (b) (c)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)

Highest expense ratio
Period ended December 31, 2016

Unit Value	$13.694017	$15.618365	$15.886680	$14.839165	$20.002824	$12.955150	$16.724988	$17.787709	$17.183103	$9.740329
Total Return *	12.89%	22.91%	25.94%	3.03%	17.32%	4.49%	6.39%	1.96%	13.68%	6.93%
Ratio of Expenses **	3.61%	3.61%	3.61%	2.55%	3.61%	3.51%	3.61%	3.61%	3.51%	1.25%

Period ended December 31, 2015

Unit Value	$12.130227	$12.707547	$12.614826	$14.403283	$17.050075	$12.397971	$15.720931	$17.446068	$15.114905	$9.108667
Total Return *	-10.19%	-11.32%	-6.91%	-2.05%***	-11.94%	-3.85%	-8.41%	-2.40%	-2.79%	-3.36%
Ratio of Expenses **	3.61%	3.61%	3.61%	2.55%	3.61%	3.51%	3.61%	3.61%	3.51%	1.25%

Period ended December 31, 2014

Unit Value	$13.506244	$14.330078	$13.551685	n/a	$19.361326	$12.893861	$17.164728	$17.874961	$15.548089	$9.425466
Total Return *	-3.42%	6.53%	2.10%	n/a	8.51%	-2.85%	10.34%	6.15%	9.77%	-5.92%***
Ratio of Expenses **	3.61%	3.61%	3.61%	n/a	3.61%	3.51%	3.61%	3.61%	3.51%	1.25%

Period ended December 31, 2013

Unit Value	$13.984681	$13.451379	$13.273272	n/a	$17.843244	$13.272425	$15.555573	$16.838644	$14.163602	n/a
Total Return *	4.36%	36.08%	32.48%	n/a	35.26%	36.78%	38.54%	37.87%	26.27%	n/a
Ratio of Expenses **	3.61%	3.61%	3.61%	n/a	3.61%	3.51%	3.61%	3.61%	3.51%	n/a

Period ended December 31, 2012

Unit Value	$13.399916	$9.884915	$10.018823	n/a	$13.192250	$9.703725	$11.228262	$12.213561	$11.216816	n/a
Total Return *	12.60%	12.29%	15.43%	n/a	11.55%	25.76%	12.10%	12.48%	8.90%	n/a
Ratio of Expenses **	3.61%	3.61%	3.61%	n/a	3.61%	3.51%	3.61%	3.61%	3.51%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 15, 2014.
(b) The Fund was made available to the separate account effective April 27, 2015.
(c) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Financial Highlights includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period prior to the merger.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (b) (c)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$25.547388	$20.866766	$21.225337	$17.769031	$40.948112	$16.127088	$22.687760	$24.022892	$22.997104	$9.829923
Total Return *	3.38%***	14.89%***	16.21%***	-1.64%***	11.76%***	7.30%	2.97%***	5.47%***	2.76%***	7.36%
Ratio of Expenses **	0.30%	0.30%	0.30%	0.30%	0.30%	0.85%	0.25%	0.30%	0.30%	0.85%

Period ended December 31, 2015

Unit Value	$19.845798	$15.739741	$15.444411	$16.225774	$29.221963	$15.029441	$19.646862	$21.803786	$18.738681	$9.155837
Total Return *	-7.67%	-8.84%	-4.45%	-0.90%***	-9.61%	-1.25%	-5.85%	0.33%	-0.17%	-2.97%
Ratio of Expenses **	0.85%	0.85%	1.00%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$21.495467	$17.266208	$16.163947	n/a	$32.328263	$15.220263	$20.867215	$21.731616	$18.769716	$9.436455
Total Return *	-0.72%	9.51%	4.80%	n/a	11.38%***	-0.23%	13.43%	13.35%***	7.26%***	-1.26%***
Ratio of Expenses **	0.85%	0.85%	1.00%	n/a	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$21.650988	$15.766223	$15.423975	n/a	$28.490768	$15.255852	$18.396130	$19.734087	$16.498730	n/a
Total Return *	7.28%	39.89%	35.99%	n/a	38.69%	40.46%	42.42%	41.51%	29.48%	n/a
Ratio of Expenses **	0.85%	0.85%	1.00%	n/a	1.10%	0.85%	0.85%	1.00%	1.00%	n/a

Period ended December 31, 2012

Unit Value	$20.180869	$11.270586	$11.342241	n/a	$20.542233	$10.861040	$12.917126	$13.944943	$12.742209	n/a
Total Return *	10.59%***	12.87%***	18.49%	n/a	14.39%	20.39%***	1.46%***	15.46%	11.68%	n/a
Ratio of Expenses **	0.85%	0.85%	1.00%	n/a	1.10%	0.85%	0.85%	1.00%	1.00%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 15, 2014.
(b) The Fund was made available to the separate account effective April 27, 2015.
(c) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Financial Highlights includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period prior to the merger.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (b) (c)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$1,627,384	$666,248	$727,297	$233,731	$206,321	$417,456	$6,640,845	$1,026,739	$3,658,769	$23,926
Units Outstanding (in thousands)	78,947	35,150	37,962	14,313	6,645	26,799	324,245	47,314	176,161	2,444
Investment Income Ratio *	0.18%	0.63%	0.06%	4.76%	1.92%	4.29%	0.00%	0.99%	2.58%	4.20%

Period ended December 31, 2015

Net Assets (in thousands)	$1,359,848	$290,871	$354,269	$45,461	$153,098	$453,159	$5,961,071	$1,017,895	$2,109,657	$20,176
Units Outstanding (in thousands)	76,517	19,267	23,863	2,905	5,949	31,138	317,278	49,066	118,250	2,209
Investment Income Ratio *	5.73%	0.72%	0.60%	7.21%	0.00%	5.64%	5.26%	0.79%	2.38%	1.07%

Period ended December 31, 2014

Net Assets (in thousands)	$1,605,817	$303,240	$199,124	n/a	$202,023	$497,609	$4,667,941	$768,629	$2,242,010	$2,469
Units Outstanding (in thousands)	83,318	18,261	12,753	n/a	7,084	33,704	233,025	37,055	125,003	262
Investment Income Ratio *	5.53%	0.51%	0.27%	n/a	5.03%	6.82%	2.34%	0.30%	1.36%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$1,571,549	$255,733	$189,982	n/a	$170,362	$494,897	$2,922,386	$616,476	$1,781,588	n/a
Units Outstanding (in thousands)	81,106	16,840	12,722	n/a	6,708	33,392	165,123	32,284	111,465	n/a
Investment Income Ratio *	6.30%	0.64%	0.43%	n/a	1.31%	8.93%	0.83%	0.69%	1.89%	n/a

Period ended December 31, 2012

Net Assets (in thousands)	$1,362,796	$115,388	$94,059	n/a	$112,314	$346,531	$1,217,212	$293,492	$822,731	n/a
Units Outstanding (in thousands)	75,591	10,587	8,512	n/a	6,164	32,794	97,619	21,654	66,373	n/a
Investment Income Ratio *	6.26%	0.37%	1.01%	n/a	1.33%	0.00%	1.89%	0.65%	1.67%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations September 15, 2014.
(b) The Fund was made available to the separate account effective April 27, 2015.
(c) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Financial Highlights includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period prior to the merger.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$16.073978	$13.783991	$10.415449	$13.641164	$11.669931	$12.231575	$11.095236	$15.465357	$9.674734	$32.016573
Total Return *	1.55%	2.11%	1.22%	1.98%	1.73%	1.45%	14.41%	8.64%	3.24%	-2.45%
Ratio of Expenses **	3.61%	3.75%	3.695%	3.80%	3.695%	4.01%	3.01%	3.61%	1.25%	3.91%

Period ended December 31, 2015

Unit Value	$15.828810	$13.499307	$10.290203	$13.376898	$11.471200	$12.057079	$9.697588	$14.235652	$9.371523	$32.821580
Total Return *	-16.90%	-3.91%	-5.13%	-3.92%	-4.71%	-4.66%	-12.11%***	-11.00%	-1.76%	6.45%
Ratio of Expenses **	3.61%	3.75%	3.695%	3.80%	3.695%	4.01%	3.01%	3.61%	1.25%	3.91%

Period ended December 31, 2014

Unit Value	$19.046941	$14.048148	$10.847182	$13.923369	$12.038796	$12.646828	$11.210961	$15.994421	$9.538972	$30.831434
Total Return *	13.85%	2.65%	-0.62%	1.69%	0.21%	0.40%	10.80%***	11.78%	-4.61%***	4.54%
Ratio of Expenses **	3.61%	3.75%	3.695%	3.80%	3.695%	4.01%	2.65%	3.61%	1.25%	3.91%

Period ended December 31, 2013

Unit Value	$16.729426	$13.685008	$10.914940	$13.691565	$12.013979	$12.596786	n/a	$14.308556	n/a	$29.492504
Total Return *	44.63%	21.14%	0.73%	18.01%	6.42%	11.29%	n/a	46.30%	n/a	33.35%
Ratio of Expenses **	3.61%	3.75%	3.695%	3.80%	3.695%	4.01%	n/a	3.61%	n/a	3.91%

Period ended December 31, 2012

Unit Value	$11.566954	$11.296479	$10.835956	$11.601845	$11.289240	$11.318630	n/a	$9.780077	n/a	$22.116964
Total Return *	10.05%	11.57%	4.82%	11.03%	6.89%	9.26%	n/a	17.50%	n/a	14.27%
Ratio of Expenses **	3.61%	3.75%	3.695%	3.80%	3.695%	4.01%	n/a	3.61%	n/a	3.91%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 28, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$21.709498	$26.309910	$15.782199	$26.281885	$17.683018	$24.511393	$11.929264	$20.886739	$9.778752	$69.932075
Total Return *	1.01%***	1.21%***	0.32%***	1.15%***	1.08%***	1.12%***	10.65%***	5.35%***	3.65%	0.82%***
Ratio of Expenses **	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.85%	0.30%

Period ended December 31, 2015

Unit Value	$19.783444	$21.988401	$13.931217	$21.979530	$15.530152	$20.562380	$10.055206	$17.791682	$9.434563	$61.722961
Total Return *	-14.57%	-1.23%	-2.54%	-1.20%	-2.11%	-1.75%	-11.37%	-8.51%	-1.36%	9.76%
Ratio of Expenses **	0.85%	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$23.157505	$22.261653	$14.294772	$22.245717	$15.865164	$20.928576	$11.344545	$19.445573	$9.564819	$56.232932
Total Return *	16.41%***	5.52%	2.09%	4.58%	2.94%	3.47%	10.07%***	12.91%***	-3.82%***	7.79%
Ratio of Expenses **	0.85%	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$19.606971	$21.097901	$14.001567	$21.271309	$15.411454	$20.227633	n/a	$16.769144	n/a	$52.169689
Total Return *	48.46%	24.52%	3.48%	21.36%	9.33%	14.69%	n/a	50.17%	n/a	37.49%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	n/a	0.85%

Period ended December 31, 2012

Unit Value	$13.207260	$16.943113	$13.530606	$17.526999	$14.096669	$17.636234	n/a	$11.166615	n/a	$37.943892
Total Return *	12.97%	14.69%	7.69%	14.19%	9.82%	12.60%	n/a	20.62%	n/a	6.85%***
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.00%	n/a	0.85%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 28, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$788,429	$1,687,676	$1,446,989	$4,668,928	$2,985,773	$5,588,111	$276,617	$562,315	$46,195	$3,344,432
Units Outstanding (in thousands)	40,173	79,458	105,843	220,001	194,214	282,437	23,845	29,782	4,749	60,976
Investment Income Ratio *	2.54%	0.00%	0.00%	0.00%	0.00%	0.00%	1.56%	1.88%	0.83%	0.00%

Period ended December 31, 2015

Net Assets (in thousands)	$889,029	$1,664,641	$1,389,796	$4,587,195	$2,971,042	$5,606,997	$218,007	$477,082	$31,988	$3,513,721
Units Outstanding (in thousands)	47,146	82,113	105,546	226,173	201,531	295,689	21,868	28,136	3,402	64,603
Investment Income Ratio *	1.01%	0.00%	0.00%	0.00%	0.00%	0.00%	0.16%	1.28%	0.00%	0.00%

Period ended December 31, 2014

Net Assets (in thousands)	$1,041,965	$1,593,831	$1,508,870	$4,602,747	$3,148,395	$5,884,253	$80,071	$582,104	$15,935	$2,315,476
Units Outstanding (in thousands)	47,113	77,401	111,332	223,764	208,440	304,433	7,084	31,339	1,668	46,745
Investment Income Ratio *	0.88%	0.47%	0.29%	0.53%	0.20%	0.23%	0.00%	1.00%	0.00%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$605,777	$1,425,616	$1,567,878	$4,178,451	$3,071,065	$5,616,026	n/a	$362,318	n/a	$2,019,757
Units Outstanding (in thousands)	31,928	72,852	117,677	211,960	208,670	299,937	n/a	22,353	n/a	44,000
Investment Income Ratio *	1.16%	0.72%	0.58%	0.90%	0.47%	0.50%	n/a	1.27%	n/a	0.08%

Period ended December 31, 2012

Net Assets (in thousands)	$230,392	$988,005	$1,688,160	$3,014,831	$2,671,615	$4,454,811	n/a	$112,891	n/a	$1,325,286
Units Outstanding (in thousands)	17,949	62,719	130,695	184,990	197,840	272,199	n/a	10,415	n/a	39,723
Investment Income Ratio *	0.91%	0.94%	2.59%	1.27%	1.88%	1.55%	n/a	0.96%	n/a	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 28, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$50.941809	$8.136878	$17.643887	$9.539835	$25.642874	$7.158319	$24.250216	$6.475947	$16.597368	$10.765243
Total Return *	2.02%	-2.16%	6.60%	1.38%	6.70%	-3.67%	9.32%	19.07%	2.40%	11.29%
Ratio of Expenses **	3.91%	3.61%	3.91%	1.25%	3.80%	3.75%	3.70%	3.71%	3.61%	4.00%

Period ended December 31, 2015

Unit Value	$49.933015	$8.316207	$16.550775	$9.409740	$24.033526	$7.430963	$22.183699	$5.438960	$16.208037	$9.673063
Total Return *	2.38%	-3.24%	-5.61%	-5.57%***	-4.62%	-3.68%	-6.64%	-1.01%	2.14%	-4.53%
Ratio of Expenses **	3.91%	3.61%	3.91%	1.25%	3.80%	3.75%	3.70%	3.71%	3.61%	4.00%

Period ended December 31, 2014

Unit Value	$48.770099	$8.594441	$17.534083	n/a	$25.197477	$7.714836	$23.761523	$5.494634	$15.868311	$10.132420
Total Return *	8.50%	-3.14%	8.90%	n/a	5.77%	-3.68%	7.29%	1.68%	6.88%	5.49%
Ratio of Expenses **	3.91%	3.61%	3.91%	n/a	3.80%	3.75%	3.70%	3.71%	3.61%	4.00%

Period ended December 31, 2013

Unit Value	$44.948972	$8.872603	$16.100834	n/a	$23.823488	$8.009515	$22.147785	$5.403797	$14.846381	$9.605048
Total Return *	31.27%	-3.45%	31.88%	n/a	14.88%	-3.68%	26.29%	16.61%	36.10%	25.40%
Ratio of Expenses **	3.91%	3.61%	3.91%	n/a	3.80%	3.75%	3.70%	3.71%	3.61%	4.00%

Period ended December 31, 2012

Unit Value	$34.241931	$9.189697	$12.209024	n/a	$20.737850	$8.315507	$17.537698	$4.634014	$10.908085	$7.659550
Total Return *	9.22%	-1.20%	14.74%	n/a	5.98%	-3.69%	12.11%	15.94%	19.08%	6.89%
Ratio of Expenses **	3.91%	3.61%	3.91%	n/a	3.80%	3.75%	3.70%	3.71%	3.61%	4.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$112.461344	$11.584897	$32.210383	$9.604023	$55.272843	$15.102402	$39.372143	$10.682619	$29.630004	$20.564025
Total Return *	0.59%***	-0.48%***	4.41%***	1.79%	3.59%***	-0.08%***	6.06%***	22.51%	3.46%***	8.21%***
Ratio of Expenses **	0.25%	0.30%	0.30%	0.85%	0.25%	0.30%	0.30%	0.85%	0.30%	0.30%

Period ended December 31, 2015

Unit Value	$91.045726	$10.861324	$26.735319	$9.435350	$44.177099	$13.519303	$31.729038	$8.719715	$25.561978	$15.865620
Total Return *	5.41%	-0.53%	-2.67%	-6.33%***	-1.76%	-0.85%	-4.09%	1.86%	5.00%	-1.63%
Ratio of Expenses **	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	1.00%

Period ended December 31, 2014

Unit Value	$86.374715	$10.919125	$27.470071	n/a	$44.970145	$13.634536	$33.080372	$8.560585	$24.344867	$16.127848
Total Return *	11.71%	-0.42%	12.29%	n/a	8.93%	-0.84%	10.22%	4.63%	9.87%	8.70%
Ratio of Expenses **	1.00%	0.85%	0.85%	n/a	0.85%	0.85%	1.00%	0.85%	0.85%	1.00%

Period ended December 31, 2013

Unit Value	$77.323934	$10.965640	$24.464416	n/a	$41.281946	$13.750691	$30.012344	$8.181687	$22.156954	$14.836565
Total Return *	35.15%	-0.75%	35.97%	n/a	18.32%	-0.85%	29.74%	14.72%***	39.91%	29.22%
Ratio of Expenses **	1.00%	0.85%	0.85%	n/a	0.85%	0.85%	1.00%	0.85%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$57.215482	$11.048330	$17.991908	n/a	$34.890392	$13.867935	$23.132132	$6.681961	$15.836182	$11.481733
Total Return *	12.45%	-0.12%***	15.29%***	n/a	-0.97%***	-0.30%***	15.19%	19.14%	1.63%***	10.15%
Ratio of Expenses **	1.00%	0.85%	0.85%	n/a	0.85%	0.85%	1.00%	1.00%	0.85%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$3,355,490	$986,934	$1,508,137	$3,252	$6,047,243	$1,512,918	$703,505	$129,579	$836,751	$557,994
Units Outstanding (in thousands)	38,772	95,653	56,106	340	139,519	127,521	21,013	13,290	34,302	33,282
Investment Income Ratio *	0.00%	1.24%	1.89%	0.11%	1.39%	0.00%	1.09%	2.72%	0.67%	0.00%

Period ended December 31, 2015

Net Assets (in thousands)	$3,180,255	$901,709	$1,327,464	$2,963	$4,591,555	$1,489,594	$619,044	$104,278	$908,533	$495,120
Units Outstanding (in thousands)	38,666	87,680	54,206	314	116,457	124,378	20,728	13,219	39,282	33,833
Investment Income Ratio *	0.00%	0.98%	0.81%	0.00%	1.26%	0.00%	1.45%	3.44%	0.52%	0.00%

Period ended December 31, 2014

Net Assets (in thousands)	$2,578,873	$818,121	$1,326,726	n/a	$4,024,876	$1,216,576	$668,419	$122,345	$517,690	$580,636
Units Outstanding (in thousands)	33,064	78,980	52,688	n/a	100,337	101,006	21,405	15,792	23,443	38,977
Investment Income Ratio *	0.15%	1.19%	0.81%	n/a	1.30%	0.00%	1.47%	2.64%	0.56%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$2,161,052	$697,296	$969,477	n/a	$3,194,549	$1,268,083	$638,676	$127,354	$494,514	$584,282
Units Outstanding (in thousands)	30,964	66,830	43,153	n/a	86,719	104,583	22,497	17,197	24,591	42,547
Investment Income Ratio *	0.00%	1.34%	1.29%	n/a	1.49%	0.00%	1.92%	2.28%	0.71%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$1,472,007	$647,091	$570,473	n/a	$2,294,283	$1,195,108	$430,498	$92,760	$215,723	$462,836
Units Outstanding (in thousands)	28,527	61,301	34,539	n/a	73,604	97,907	19,603	15,049	15,046	43,454
Investment Income Ratio *	0.21%	1.03%	1.32%	n/a	1.33%	0.00%	2.30%	2.54%	0.49%	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 27, 2015.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$9.810025	$11.694253	$17.493318	$14.305005	$17.706638	$22.319552	$11.886293	$16.288826	$8.620020
Total Return *	19.71%	2.77%	-7.22%	8.12%	4.12%	22.35%	-0.49%	29.65%	9.18%
Ratio of Expenses **	3.61%	4.00%	3.61%	3.695%	3.61%	3.91%	3.26%	3.61%	3.71%

Period ended December 31, 2015

Unit Value	$8.194683	$11.379184	$18.855189	$13.230606	$17.006091	$18.242552	$11.944621	$12.564055	$7.895201
Total Return *	-4.63%	-11.85%	2.80%	-6.53%	-2.16%	-26.20%	-11.24%	-8.42%	0.61%
Ratio of Expenses **	3.61%	4.00%	3.61%	3.695%	3.61%	3.91%	3.26%	3.61%	3.71%

Period ended December 31, 2014

Unit Value	$8.592294	$12.909036	$18.342209	$14.155449	$17.382007	$24.719171	$13.456611	$13.719307	$7.847701
Total Return *	9.05%	6.51%	20.70%	7.29%	14.24%	-13.79%	1.81%	-0.17%	16.22%
Ratio of Expenses **	3.61%	4.00%	3.61%	3.695%	3.61%	3.91%	3.26%	3.61%	3.71%

Period ended December 31, 2013

Unit Value	$7.879192	$12.119740	$15.196576	$13.194238	$15.215740	$28.674301	$13.217836	$13.742661	$6.752509
Total Return *	28.62%	8.86%	35.89%	26.91%	36.10%	20.54%	36.00%	32.04%	21.59%
Ratio of Expenses **	3.61%	4.00%	3.61%	3.695%	3.61%	3.91%	3.26%	3.61%	3.71%

Period ended December 31, 2012

Unit Value	$6.125976	$11.133770	$11.182591	$10.396853	$11.180078	$23.788550	$9.719095	$10.408048	$5.553673
Total Return *	21.64%	18.08%	14.34%	13.75%	15.40%	0.34%	7.94%	9.80%	7.17%
Ratio of Expenses **	3.61%	4.00%	3.61%	3.695%	3.61%	3.91%	3.26%	3.61%	3.71%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$17.510665	$22.338587	$31.229624	$21.675909	$26.553733	$41.986868	$16.301024	$22.436175	$15.658874
Total Return *	19.64%***	-1.30%***	-5.49%***	3.91%***	0.27%***	11.12%***	1.09%***	20.21%***	1.61%***
Ratio of Expenses **	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%

Period ended December 31, 2015

Unit Value	$12.922098	$18.663848	$29.736982	$17.912469	$23.192824	$30.226284	$15.081345	$15.962302	$12.657680
Total Return *	-1.96%	-9.17%	5.67%	-3.98%	0.58%	-23.91%	-9.21%***	-5.86%	3.52%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$13.180218	$20.547277	$28.140409	$18.655036	$23.060138	$39.723065	$16.369538	$16.955507	$12.226761
Total Return *	12.10%	9.76%	24.08%	10.22%	17.43%	-11.11%	4.13%	2.62%***	19.59%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	0.85%	0.85%	1.00%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$11.757308	$18.720798	$22.679696	$16.925899	$19.636662	$44.690102	$15.719755	$16.358028	$10.223802
Total Return *	16.38%***	12.17%	39.70%	30.37%	39.91%	24.28%	39.11%	35.53%	25.11%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	0.85%	0.85%	1.00%	1.00%	0.85%

Period ended December 31, 2012

Unit Value	$8.714376	$16.689518	$16.234801	$12.982674	$14.035644	$35.958048	$11.300460	$12.069629	$8.171569
Total Return *	24.86%	21.68%	-3.43%***	16.87%	-1.15%***	-2.23%***	10.42%	12.71%	-6.20%***
Ratio of Expenses **	1.00%	1.00%	0.85%	1.00%	0.85%	0.85%	1.00%	1.00%	0.85%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$1,020,005	$337,726	$2,298,246	$2,748,415	$1,068,389	$1,739,027	$523,521	$780,959	$1,334,907
Units Outstanding (in thousands)	70,947	18,554	89,379	146,108	46,081	50,519	36,372	38,793	103,703
Investment Income Ratio *	1.51%	0.00%	1.75%	2.47%	1.08%	2.02%	1.05%	0.98%	0.71%

Period ended December 31, 2015

Net Assets (in thousands)	$656,580	$353,707	$2,840,786	$2,829,536	$836,207	$1,103,030	$583,190	$315,208	$1,172,350
Units Outstanding (in thousands)	56,108	20,520	105,322	166,512	38,563	40,317	41,102	20,761	102,218
Investment Income Ratio *	1.14%	0.00%	0.45%	2.61%	0.54%	1.58%	1.41%	2.38%	0.62%

Period ended December 31, 2014

Net Assets (in thousands)	$556,140	$382,908	$1,902,635	$2,985,710	$750,348	$1,140,786	$340,688	$392,884	$902,611
Units Outstanding (in thousands)	46,590	20,132	74,574	168,381	34,745	31,703	21,742	24,281	81,458
Investment Income Ratio *	0.89%	0.00%	0.58%	2.04%	0.22%	1.19%	0.72%	0.62%	0.69%

Period ended December 31, 2013

Net Assets (in thousands)	$438,277	$412,420	$985,262	$3,120,294	$385,253	$1,103,185	$391,820	$327,593	$561,854
Units Outstanding (in thousands)	41,209	23,806	47,835	193,764	20,892	27,241	25,979	20,715	60,592
Investment Income Ratio *	0.91%	0.00%	0.75%	2.59%	0.88%	1.24%	1.87%	1.74%	0.72%

Period ended December 31, 2012

Net Assets (in thousands)	$216,488	$419,858	$405,054	$2,718,584	$239,760	$841,333	$63,317	$181,031	$393,847
Units Outstanding (in thousands)	26,845	27,156	27,468	219,540	18,134	25,822	5,802	15,483	53,038
Investment Income Ratio *	1.00%	0.00%	0.90%	2.90%	0.25%	1.10%	0.48%	0.84%	0.28%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
Jackson National Life Insurance Company and
Contract Owners of Jackson National Separate Account I:

We have audited the accompanying statement of assets and liabilities of each Investment Division within Jackson National Separate Account I (the Company), as of December 31, 2016, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each year of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agent of the underlying mutual funds and other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each Investment Division within the Company as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/KPMG LLP

Chicago, Illinois
March 21, 2017

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

APPENDIX B

Report of Independent Registered Public Accounting Firm
The Audit Committee of the Board of Directors
Jackson National Life Insurance Company and Subsidiaries:
We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries (the Company) as of December 31, 2016 and 2015, and the related consolidated income statements, consolidated statements of comprehensive income, consolidated statements of equity, and consolidated statements of cash flows for each of the years in the three-year period ended December 31, 2016. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles.

/s/KPMG LLP
Columbus, Ohio
March 8, 2017

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2016	2015
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2016, $49,163,580; 2015, $49,004,841, including $138,598 and $141,580 at fair value under the fair value option at December 31, 2016 and 2015, respectively)	$49,938,751	$49,803,040
Trading securities, at fair value	415,122	285,154
Commercial mortgage loans, net of allowance	7,482,233	6,436,636
Policy loans (includes $3,301,038 and $3,216,123 at fair value under the fair value option
at December 31, 2016 and 2015, respectively)	4,546,161	4,495,955
Derivative instruments	1,030,133	1,333,320
Other invested assets (includes $1,219,887 and $1,194,226 at fair value under the fair value option at December 31, 2016 and 2015, respectively)	1,455,449	1,418,314
Total investments	64,867,849	63,772,419
Cash and cash equivalents	1,265,041	2,059,935
Accrued investment income	673,144	685,799
Deferred acquisition costs	9,678,063	8,438,804
Reinsurance recoverable	8,927,559	9,154,262
Deferred income taxes, net	1,226,465	481,083
Receivables from affiliates	344,100	100
Other assets	1,173,468	1,615,771
Separate account assets	148,791,796	134,157,891
Total assets	$236,947,485	$220,365,964

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$13,467,949	$13,736,209
Other contract holder funds	60,864,343	59,180,144
Funds held under reinsurance treaties, at fair value under fair value option	3,523,106	3,459,645
Debt	685,949	346,957
Securities lending payable	119,608	279,002
Derivative instruments	78,802	367,439
Other liabilities	2,783,473	2,455,813
Separate account liabilities	148,791,796	134,157,891
Total liabilities	230,315,026	213,983,100

Equity
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares	13,800	13,800
Additional paid-in capital	3,816,079	3,816,079
Shares held in trust	(22,686)	(31,938)
Equity compensation reserve	5,785	3,263
Accumulated other comprehensive income, net of tax benefit
of $75,888 in 2016 and $102,092 in 2015	597,122	548,458
Retained earnings	2,222,359	2,000,642
Total stockholder's equity	6,632,459	6,350,304
Noncontrolling interests	—	32,560
Total equity	6,632,459	6,382,864
Total liabilities and equity	$236,947,485	$220,365,964

See accompanying Notes to Consolidated Financial Statements.

2

Jackson National Life Insurance Company and Subsidiaries
Consolidated Income Statements
(In thousands)

	Years Ended December 31,
	2016	2015	2014
Revenues
Fee income	$5,151,117	$4,981,941	$4,512,152
Premium	229,611	266,409	264,341
Net investment income	2,914,947	2,939,362	3,002,581
Net realized losses on investments:
Total other-than-temporary impairments	(68,511)	(77,662)	(56,161)
Portion of other-than-temporary impairments included in
other comprehensive income	9,562	15,024	29,549
Net other-than-temporary impairments	(58,949)	(62,638)	(26,612)
Other net investment losses	(3,600,152)	(1,524,877)	(3,377,910)
Total net realized losses on investments	(3,659,101)	(1,587,515)	(3,404,522)
Other income	70,786	97,945	98,338
Total revenues	4,707,360	6,698,142	4,472,890
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	1,000,280	997,746	1,183,680
Interest credited on other contract holder funds, net of deferrals	1,558,400	1,516,522	1,563,202
Interest expense	41,589	38,104	38,417
Operating costs and other expenses, net of deferrals	1,601,004	1,724,590	1,616,062
Amortization of deferred acquisition and sales inducement costs	(159,852)	660,860	(263,564)
Total benefits and expenses	4,041,421	4,937,822	4,137,797
Pretax income before noncontrolling interests	665,939	1,760,320	335,093
Income tax (benefit) expense	(106,500)	346,339	(10,407)
Net income	772,439	1,413,981	345,500
Less: Net income (loss) attributable to noncontrolling interests	—	13,101	(5,269)
Net income attributable to Jackson	$772,439	$1,400,880	$350,769

See accompanying Notes to Consolidated Financial Statements.

3

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2016	2015	2014
Net income	$772,439	$1,413,981	$345,500

Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities not other-than-temporarily impaired (net of tax expense (benefit) of: 2016 $40,243; 2015 $(447,191); 2014 $543,831)	74,735	(846,010)	1,007,605

Net unrealized losses on other-than-temporarily impaired securities (net of tax benefit of: 2016 $3,080; 2015 $4,469; 2014 $8,410)	(5,719)	(8,299)	(15,618)

Reclassification adjustment for losses included in net income (net of tax benefit of: 2016 $10,959; 2015 $49,168; 2014 $23,011)	(20,352)	(91,310)	(42,737)

Total other comprehensive income (loss)	48,664	(945,619)	949,250
Comprehensive income	821,103	468,362	1,294,750
Less: Comprehensive loss attributable to noncontrolling interests	-	(2,411)	(7,637)
Comprehensive income attributable to Jackson	$821,103	$470,773	$1,302,387

See accompanying Notes to Consolidated Financial Statements.

4

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Equity
(In thousands)

					Accumulated
		Additional		Equity	Other		Total	Non-
	Common	Paid-In	Shares Held	Compensation	Comprehensive	Retained	Stockholder's	Controlling	Total
	Stock	Capital	In Trust	Reserve	Income	Earnings	Equity	Interests	Equity
Balances as of December 31, 2013	$13,800	$3,801,965	$(22,752)	$18,448	$526,947	$1,657,406	$5,995,814	$42,608	$6,038,422

Net income	—	—	—	—	—	350,769	350,769	(5,269)	345,500
Change in unrealized investment gains and losses, net of tax	—	—	—	—	951,618	—	951,618	(2,368)	949,250
Capital contribution	—	14,114	—	—	—	—	14,114	—	14,114
Dividends to stockholder	—	—	—	—	—	(697,000)	(697,000)	—	(697,000)
Shares acquired at cost	—	—	(32,640)	—	—	—	(32,640)	—	(32,640)
Shares distributed at cost	—	—	28,308	—	—	—	28,308	—	28,308
Reserve for equity compensation plans	—	—	—	10,266	—	—	10,266	—	10,266
Fair value of shares issued under equity
compensation plans	—	—	—	(14,584)	—	—	(14,584)	—	(14,584)
Balances as of December 31, 2014	13,800	3,816,079	(27,084)	14,130	1,478,565	1,311,175	6,606,665	34,971	6,641,636

Net income	—	—	—	—	—	1,400,880	1,400,880	13,101	1,413,981
Change in unrealized investment gains and losses, net of tax	—	—	—	—	(930,107)	—	(930,107)	(15,512)	(945,619)
Dividends to stockholder	—	—	—	—	—	(711,413)	(711,413)	—	(711,413)
Shares acquired at cost	—	—	(19,438)	—	—	—	(19,438)	—	(19,438)
Shares distributed at cost	—	—	14,584	—	—	—	14,584	—	14,584
Reserve for equity compensation plans	—	—	—	4,187	—	—	4,187	—	4,187
Fair value of shares issued under equity
compensation plans	—	—	—	(15,054)	—	—	(15,054)	—	(15,054)
Balances as of December 31, 2015	13,800	3,816,079	(31,938)	3,263	548,458	2,000,642	6,350,304	32,560	6,382,864

Net income	—	—	—	—	—	772,439	772,439	—	772,439
Change in unrealized investment gains and losses, net of tax	—	—	—	—	48,664	—	48,664	—	48,664
Deconsolidation of variable interest entities	—	—	—	—	—	—	—	(32,560)	(32,560)
Dividends to stockholder	—	—	—	—	—	(550,722)	(550,722)	—	(550,722)
Shares acquired at cost	—	—	(2,272)	—	—	—	(2,272)	—	(2,272)
Shares distributed at cost	—	—	11,524	—	—	—	11,524	—	11,524
Reserve for equity compensation plans	—	—	—	2,522	—	—	2,522	—	2,522
Balances as of December 31, 2016	$13,800	$3,816,079	$(22,686)	$5,785	$597,122	$2,222,359	$6,632,459	$—	$6,632,459

See accompanying Notes to Consolidated Financial Statements.

5

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2016	2015	2014
Cash flows from operating activities:
Net income	$772,439	$1,413,981	$345,500
Adjustments to reconcile net income to net cash provided by
operating activities:
Net realized gains on investments	(349,204)	(34,191)	(83,997)
Net losses on derivatives	3,713,938	1,339,369	3,236,398
Interest credited on other contract holder funds, gross	1,570,709	1,529,137	1,577,180
Mortality, expense and surrender charges	(704,343)	(730,782)	(745,227)
Amortization of discount and premium on investments	28,037	39,713	67,724
Deferred income tax (benefit) expense	(771,586)	33,701	(415,974)
Share-based compensation	30,012	50,083	46,384
Change in:
Accrued investment income	12,655	1,704	(5,354)
Deferred sales inducements and acquisition costs	(1,083,309)	(465,937)	(1,387,067)
Trading portfolio activity, net	(129,968)	245,264	10,810
Income tax accruals	330,807	(452,016)	134,624
Other assets and liabilities, net	(570,959)	295,502	395,956
Net cash provided by operating activities	2,849,228	3,265,528	3,176,957

Cash flows from investing activities:
Sales, maturities and repayments of:
Fixed maturities	11,005,017	7,941,581	5,644,799
Commercial mortgage loans	1,151,212	1,159,080	1,392,066
Purchases of:
Fixed maturities	(10,841,032)	(8,720,419)	(5,242,317)
Commercial mortgage loans	(2,196,376)	(1,596,503)	(1,314,647)
Other investing activities	(3,706,102)	(816,079)	(1,087,486)
Net cash used in investing activities	(4,587,281)	(2,032,340)	(607,585)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	21,747,583	27,030,772	26,279,026
Withdrawals	(15,178,565)	(14,530,207)	(13,386,586)
Net transfers to separate accounts	(5,991,929)	(11,886,621)	(14,267,126)
Net proceeds from (payments on) repurchase agreements	411,857	(289,625)	(125,646)
Net proceeds from (payments on) Federal Home Loan Bank notes	500,000	(200,000)	—
Net (payments on) proceeds from debt	(5,039)	18,191	45,000
Shares held in trust at cost, net	9,252	(4,854)	(4,332)
Payment of cash dividends to Parent	(550,000)	(710,000)	(697,000)
Net cash provided by (used in) financing activities	943,159	(572,344)	(2,156,664)

Net (decrease) increase in cash and cash equivalents	(794,894)	660,844	412,708

Cash and cash equivalents, beginning of year	2,059,935	1,399,091	986,383
Cash and cash equivalents, end of year	$1,265,041	$2,059,935	$1,399,091

Supplemental Cash Flow Information
Income tax paid	$335,000	$766,000	$256,829
Interest paid	$20,816	$20,943	$21,798

See accompanying Notes to Consolidated Financial Statements.

6

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

1.	Business and Basis of Presentation

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

The consolidated financial statements include accounts, after the elimination of intercompany accounts and transactions, of the following:

•
Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York (“JNY”), Squire Reassurance Company LLC (“Squire Re”), Squire Reassurance Company II, Inc. (“Squire Re II”), VFL International Life Company SPC, LTD and Jackson National Life (Bermuda) LTD;

•
Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

•	PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;

•	Hermitage Management, LLC, a wholly owned subsidiary that holds and manages certain real estate related investments;

•	Other insignificant wholly owned subsidiaries; and

•	Other insignificant partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson has a controlling interest or is deemed the primary beneficiary.

In 2015, Jackson announced that Curian Capital, LLC (“Curian”) would no longer accept new business effective July 31, 2015. Curian continued to actively manage existing accounts into early 2016 to accommodate financial professionals and clients in their transition. The Curian separately managed account program terminated on February 19, 2016 and Curian de-registered as an SEC regulated investment advisor in October 2016.

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Intercompany accounts and transactions have been eliminated upon consolidation. Certain amounts in the 2015 notes to the consolidated financial statements have been reclassified to conform to the 2016 presentation.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the consolidated financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, allowances on receivables, liabilities for lawsuits and state guaranty fund assessments; 7) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; 8) value of guaranteed benefits; and 9) value of business acquired, its recoverability and amortization. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the consolidated financial statements in the periods the estimates are changed.

7

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles - Adopted in Current Year
In September 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-16, “Business Combinations: Simplifying the Accounting for Measurement-Period Adjustments,” which eliminates the requirement for an acquirer in a business combination to account for measurement-period adjustments retrospectively and also provides updated guidance on the recognition of measurement period adjustments.  Effective January 1, 2016, the Company adopted ASU No. 2015-16 with no impact on the Company’s consolidated financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Fair Value Measurement: Disclosures for Certain Investments that Calculate Net Asset Value per Share (or Its Equivalent),” which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient, and limits those disclosures only to those investments for which the practical expedient has been elected. Effective January 1, 2016, the Company adopted ASU No. 2015-07 retrospectively, which removes investments measured using the net asset value per share practical expedient from the fair value hierarchy in all periods presented, with no material impact on the Company’s consolidated financial statements.

In February 2015, the FASB issued ASU No. 2015-02, “Amendments to the Consolidation Analysis,” which changes the rules regarding consolidation. ASU No. 2015-02 eliminates specialized guidance for limited partnerships and similar legal entities, and removes the indefinite deferral of certain investment funds. Effective January 1, 2016, the Company adopted ASU No. 2015-02 with no material impact on the Company’s consolidated financial statements.

Changes in Accounting Principles - Issued but Not Yet Adopted
In October 2016, the FASB issued ASU No. 2016-17, “Consolidation: Interests held through Related Parties that are under Common Control.” Under ASU No. 2016-17, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. Currently, ASU 2015-02 directs the decision maker to treat the common control party’s interest in the VIE as if the decision maker held the interest itself. ASU No. 2016-17 is effective for periods beginning after December 15, 2016. Early adoption is permitted. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments,” which clarifies the classification of eight specific cash flow issues in an entity’s statement of cash flows where it was determined there is diversity in practice. ASU No. 2016-15 is effective for annual periods beginning after December 15, 2018, and should be applied retrospectively for all periods presented. Early adoption is permitted. The adoption of ASU No. 2016-15 is not expected to have a material impact on the Company’s consolidated financial statements, as the requirements are presentational only within the statement of cash flows.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments,” which provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures. The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The guidance also modifies the current other-than-temporary impairment guidance for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing guidance for purchased credit deteriorated loans and debt securities. ASU No. 2016-13 is effective for annual reporting periods beginning after December 15, 2020. Early adoption is permitted for annual periods beginning after December 15, 2018. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements and disclosures.

In March 2016, the FASB issued ASU No. 2016-09, “Compensation - Stock Compensation: Improvements to Employee Share-Based Payment Accounting,” which simplifies employee share-based payment accounting. These amendments will require all income tax effects of awards to be recognized in the income statement when the awards vest or are settled rather than through additional paid in capital. The amendments also permit an employer to repurchase an employee’s

8

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

shares at the maximum statutory tax rate in the employee’s applicable jurisdiction for tax withholding purposes without triggering liability accounting. Also, the amendments permit entities to make a one-time accounting policy election to account for forfeitures as they occur. ASU No. 2016-09 is effective for annual periods beginning after December 15, 2016, and the transition method varies for each amendment within the ASU. Early adoption is permitted. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, “Leases,” which establishes a new accounting model for leases. Lessees will recognize most leases on the balance sheet as a right-of-use asset and a related lease liability. The lease liability is measured as the present value of the lease payments over the lease term with the right-of-use asset measured at the lease liability amount and includes adjustments for certain lease incentives and initial direct costs. Lease expense recognition will continue to differentiate between finance leases and operating leases resulting in a similar pattern of lease expense recognition as under current guidance. ASU No. 2016-02 is effective for annual periods beginning after December 15, 2018, and a modified retrospective transition approach is required for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements. Early adoption is permitted. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements and disclosures.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities,” which revises an entity’s accounting related to the classification and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The guidance also amends certain disclosure requirements associated with the fair value of financial instruments. ASU No. 2016-01 is effective for annual periods beginning after December 15, 2017, and should be adopted in the financial statements through a cumulative effect adjustment to the beginning balance of retained earnings. Early adoption is generally not permitted, except as defined in the ASU. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements and disclosures.

In January 2015, the FASB issued ASU No. 2015-01, “Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items,” which eliminates the concept of extraordinary items. This ASU may be applied prospectively or retrospectively. Early adoption is permitted if the guidance is applied as of the beginning of the annual period of adoption. ASU No. 2015-01 is effective for annual periods ending after December 15, 2016 and is not expected to have an impact on the Company’s consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements - Going Concern,” which defines management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern and to provide related disclosures in the footnotes. Management is required to evaluate for each annual period whether it is probable that the entity will not be able to meet its obligations as they become due within one year after the date that financial statements are issued, or available to be issued. ASU No. 2014-15 is effective for periods beginning after December 15, 2016 and is not expected to have an impact on the Company’s consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers,” which clarifies the principles of recognizing revenue. This standard establishes the core principle of recognizing revenue to depict the transfer of promised goods or services in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services. The FASB defines a five-step process which systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligation. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. This guidance does not apply to insurance contracts within the scope of Accounting Standards Codification Topic 944, “Financial Services - Insurance.” ASU No. 2014-09 is effective retrospectively for periods beginning after December 15, 2017. Early adoption is permitted as of December 15, 2016. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements and disclosures.

9

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds, notes, and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $415.4 million and $506.8 million as of December 31, 2016 and 2015, respectively.

Fixed maturities are generally classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities are classified as trading. Trading securities are carried at fair value with changes in value included in net investment income.

Commercial mortgage loans are carried at the aggregate unpaid principal balance, adjusted for any applicable unamortized discount or premium, impairments or allowance for loan losses.

On a periodic basis, the Company assesses the commercial mortgage loan portfolio for the need for an allowance for loan losses. In determining its allowance for loan losses, the Company evaluates each loan to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The allowance includes loan specific reserves for loans that are determined to be non-performing as a result of this loan review process and a portfolio reserve for probable incurred but not specifically identified losses for performing loans. The loan specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest, or other value expected in lieu of loan principal and interest. This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions. In determining the portfolio reserve for incurred but not specifically identified losses, Jackson considers the current credit composition of the portfolio based on the results of its loan modeling analysis, which considers property type, default statistics, historical losses and other relevant factors to determine probability of default and other default loss estimates. Model assumptions are updated each quarter and, based upon actual loan experience, are considered together with other relevant qualitative factors in making the final portfolio reserve calculations. The valuation allowance for commercial mortgage loans can increase or decrease from period to period based on these factors. Changes in the allowance for loan losses are recorded in net investment income.

Separately, the Company also reviews individual loans in the portfolio for impairment based on an assessment of the factors identified above. Impairment charges recognized are recorded initially against the established loan loss allowance and, if necessary, any additional amounts are recorded as realized losses. As deemed necessary based on cash flow expectations and other factors, Jackson may place loans on non-accrual status. In this case, all cash received is applied against the carrying value of the loan.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. The Company elected the fair value option upon acquisition of policy loans held as collateral for reinsurance, further described below. At December 31, 2016 and 2015, $3.3 billion and $3.2 billion,

10

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

respectively, of these loans were carried at fair value, which the Company believes is equal to the unpaid principal balances plus accrued investment income. At December 31, 2016 and 2015, the Company had $1.2 billion and $1.3 billion, respectively, of policy loans not held as collateral for reinsurance, which were carried at the unpaid principal balances.

Other invested assets primarily include investments in limited partnerships and real estate. The Company has elected the fair value option for limited partnerships, which is consistent with the role of these investments within the investment portfolio. Carrying values for limited partnership investments are determined by using the proportion of the Company’s investment in each fund (Net Asset Value (“NAV”) equivalent) as a practical expedient for fair value.

Real estate is carried at the lower of depreciated cost or fair value.

In 2015, the Company held interests in VIEs that represented primary beneficial interests. These consolidated VIEs were comprised of entities structured to hold and manage investments. Upon adoption of ASU No. 2015-02 in 2016, these VIEs were deconsolidated.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The Company elected the fair value option for certain assets which are held as collateral for reinsurance, as further described below. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statements.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and total equity, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements. The changes in unrealized gains and losses on investments for which Jackson elected the fair value option are included in net investment income.

Derivative Instruments and Embedded Derivatives
The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance. There were no charges due to nonperformance by derivative counterparties in 2016, 2015, or 2014.

The Company generally uses freestanding derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, fixed index annuities and guarantees offered in connection with variable annuities issued by the Company, may contain embedded derivatives. Further details regarding Jackson’s derivative positions are included in Note 4. The Company generally does not account for freestanding derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from freestanding derivative instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in net income, as further detailed in Note 4.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

11

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities and derivative instruments.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2. Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 5 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit

12

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2016 and 2015, deferred acquisition costs decreased by $216.4 million and $296.9 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight-year period is 7.4% for both 2016 and 2015, after investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2016 and 2015, projected returns after the next five years were set at 7.4%. At December 31, 2016 and 2015, projected returns under mean reversion were within the range bound by the 15% cap and 0% floor.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2016, 2015, and 2014. During 2016 and 2015, certain amounts related to life products were adjusted, resulting in an additional $20 million and $75 million, respectively, in deferred acquisition cost amortization.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on fixed index annuities and variable annuities are capitalized as deferred sales inducements and included in other assets. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2016 and 2015, deferred sales inducements decreased by $37.5 million and $54.9 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2016, 2015, and 2014.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements,

13

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates. Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Reinsurance and Funds Held Under Reinsurance Treaties
The Company enters into assumed and ceded reinsurance agreements with other companies in the normal course of business.  Ceded reinsurance agreements are reported on a gross basis on the Company’s consolidated balance sheets as an asset for amounts recoverable from reinsurers or as a component of other assets or liabilities for amounts, such as premiums, owed to or due from reinsurers.  Reinsurance assumed and ceded premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of reinsurance assumed and ceded.

The Company has three retrocession reinsurance agreements (“retro treaties”) with Swiss Reinsurance Company Ltd. (“SRZ”). Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business.

As a result of these retro treaties, the Company holds certain assets, primarily in the form of policy loans and fixed maturities, as collateral for the reinsurance recoverable. Investment income and realized gains or losses earned on assets held as collateral are paid by the Company to SRZ, pursuant to the terms of the treaties. Investment income and realized gains and losses are reported net of investment income and realized gains and losses on funds held under reinsurance treaties, with no net impact on the Company’s consolidated income statements.

The income credited to SRZ on the funds held for the retro treaties is based on the income earned on those assets, which results in an embedded derivative (total return swap). However, the Company elected the fair value option for the funds held liability, which is carried at fair value with changes in fair value reported in net investment income. Accordingly, the embedded derivative is not bifurcated or separately valued.

Receivables from Affiliates
Effective December 30, 2016, the Company executed a reserve financing transaction, whereby, for statutory reporting, the risk on $319.0 million of statutory basis redundant term life reserves was transferred to a third party reinsurer. In conjunction with the transaction Squire Re II financed the excess reserves through a surplus note (the “Squire Surplus Note”) issued to an affiliate, Brier Capital LLC (“Brier”), in return for a note receivable from Brier (the “Financing Note”). Quarterly interest payments due under the Financing Note and the Squire Surplus Note are offset against each other and only the net amounts are due. The outstanding principal on the Financing Note and the Squire Surplus Note, each initially $344 million, are expected to increase or decrease in relation to changes in the excess reserves financed. The Financing Note, reported in Receivables from Affiliates, matures December 30, 2031 and bears interest at 4.00%.

Jackson provides a revolving credit facility to Brooke Holdings, LLC, an upstream holding company. The outstanding balance at both December 31, 2016 and 2015 was $0.1 million.

Value of Business Acquired
The Company has an intangible asset representing the value of business acquired (“VOBA”), which is included in other assets. In connection with the acquisition of insurance policies and investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies and investment contracts. This intangible asset, or VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The Company established a VOBA intangible asset for previously acquired traditional life insurance products and deferred annuity contracts. This intangible asset is amortized over the life of the business, which approximates 20 years. The unamortized VOBA balance is subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits.

Income Taxes
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.

14

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

Jackson files a consolidated federal income tax return with Brooke Life, Jackson National Life Insurance Company of New York and, beginning in 2016, Squire Re II. Jackson National Life (Bermuda) LTD and VFL International Life Company SPC, LTD are taxed as controlled foreign corporations of Jackson. With the exception of several insignificant wholly owned subsidiaries that are not included in the Jackson consolidated tax return, all other subsidiaries are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes and, therefore, are taxed as part of the operations of Jackson. Income tax expense is the lesser of the amount calculated on a separate company basis or Jackson’s pro-rata share of the actual liability as determined under the consolidated return taking into account only Jackson and Brooke Life.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the consolidated financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses, plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Interest rate assumptions range from 2.5% to 6.0%. Lapse, mortality, and expense assumptions are based primarily on Company experience. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

In conjunction with a prior acquisition, the Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate. This adjustment was recorded in reserves for future policy benefits and claims payable. This component of the acquired reserves is reassessed at the end of each period, taking into account changes in the inforce block. Any resulting change in the reserve is recorded as a change in policy reserve through the consolidated income statements.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to previously acquired business. For fixed deferred annuities, the liability is the policyholder’s account value, plus the unamortized balance of the above mentioned fair value adjustment. For the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder’s account value. The liability for fixed index annuities is based on three components, 1) the imputed value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract and 3) the liability for guaranteed benefits related to the optional lifetime income rider.

15

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

The Company has formed both a special purpose vehicle and a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with the Company and secured by the issuance of funding agreements.

Those Medium Term Note instruments issued in a foreign currency have been economically hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency gains and losses using exchange rates as of the reporting date. Foreign currency gains and losses are included in other net investment losses.

Jackson and Squire Re are members of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Members are required to purchase and hold a minimum amount of FHLBI capital stock, plus additional stock based on outstanding advances. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI.

The Company’s institutional products business is comprised of the guaranteed investment contracts, funding agreements and FHLBI funding agreement advances described above.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  At December 31, 2016 and 2015, the assets and liabilities associated with variable life and annuity contracts were $148.8 billion and $134.2 billion, respectively.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company.  Refer to Note 9 for additional information regarding the Company’s contractual guarantees.  Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

Included in the above mentioned assets and liabilities is a Company issued group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II, which had balances of $264.7 million and $268.2 million at December 31, 2016 and 2015, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

Debt
Liabilities for the Company’s debt are primarily carried at an amount equal to the unpaid principal balance.  Original issuance discount or premium and any debt issue costs, if applicable, are recognized as a component of interest expense over the period the debt is expected to be outstanding.  Refer to Note 10 for further information regarding the Company’s debt.

16

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

Share-Based Compensation
As more fully described in Note 14, the Company has certain share award plans that are either equity settled or liability settled. For equity settled share award plans, the Company recognizes compensation expense based on a grant-date award fair value as determined using either the Black-Scholes model or the Monte Carlo model, ratably over the requisite service period of each individual grant, which generally equals the vesting period. For the liability settled share award plans, the associated compensation expense is recognized based on the change in fair value of the award at the end of each reporting period due to cash settlement alternatives.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Fee income also includes revenues related to asset management fees and certain service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 8, 2017, which is the date the consolidated financial statements were available to be issued.

17

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

3.	Investments

Investments are comprised primarily of fixed-income securities and loans, primarily publicly-traded corporate and government bonds, asset-backed securities and commercial mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth the composition of the fair value of fixed maturities at December 31, 2016, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2016, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $254.9 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Carrying Value
Investment Rating	December 31, 2016
AAA	21.6%
AA	6.8%
A	34.5%
BBB	33.6%
Investment grade	96.5%
BB	2.0%
B and below	1.5%
Below investment grade	3.5%
Total fixed maturities	100.0%

At December 31, 2016, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 89% were investment grade, 2% were below investment grade and 9% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 8% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2016, the industries accounting for the larger percentage of unrealized losses included energy (14% of corporate gross unrealized losses) and utility (13%). The largest unrealized loss related to a single corporate obligor was $8.6 million at December 31, 2016.

18

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

At December 31, 2016 and 2015, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale fixed maturities, including $138.6 million and $141.6 million in securities carried at fair value under the fair value option, were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2016	Cost (1)	Gains	Losses	Value	OTTI (2)
Fixed Maturities
U.S. government securities	$6,796,612	$278	$509,340	$6,287,550	$—
Other government securities	965,661	1,084	21,016	945,729	—
Public utilities	4,465,064	277,588	31,633	4,711,019	—
Corporate securities	31,719,821	1,202,727	221,512	32,701,036	—
Residential mortgage-backed	1,220,368	57,655	9,484	1,268,539	(30,029)
Commercial mortgage-backed	2,690,258	56,603	17,469	2,729,392	296
Other asset-backed securities	1,305,796	19,694	30,004	1,295,486	(17,635)
Total fixed maturities	$49,163,580	$1,615,629	$840,458	$49,938,751	$(47,368)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2015	Cost (1)	Gains	Losses	Value	OTTI (2)
Fixed Maturities
U.S. government securities	$5,124,445	$185,232	$105,009	$5,204,668	$—
Other government securities	1,072,160	1,846	28,203	1,045,803	—
Public utilities	4,230,606	278,969	39,428	4,470,147	—
Corporate securities	32,380,218	1,143,277	752,220	32,771,275	—
Residential mortgage-backed	1,829,293	69,547	14,658	1,884,182	(32,784)
Commercial mortgage-backed	3,424,314	102,043	26,110	3,500,247	(313)
Other asset-backed securities	943,805	18,150	35,237	926,718	(19,938)
Total fixed maturities	$49,004,841	$1,799,064	$1,000,865	$49,803,040	$(53,035)

(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.
(2) Represents the amount of non-credit OTTI gains (losses) recognized in other comprehensive income on securities for which credit impairments have been recorded.

19

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2016, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized(1)	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Due in 1 year or less	$1,520,073	$27,899	$503	$1,547,469
Due after 1 year through 5 years	12,205,602	695,706	8,129	12,893,179
Due after 5 years through 10 years	17,907,796	396,176	144,112	18,159,860
Due after 10 years through 20 years	3,327,200	181,622	64,374	3,444,448
Due after 20 years	8,986,487	180,274	566,383	8,600,378
Residential mortgage-backed	1,220,368	57,655	9,484	1,268,539
Commercial mortgage-backed	2,690,258	56,603	17,469	2,729,392
Other asset-backed securities	1,305,796	19,694	30,004	1,295,486
Total	$49,163,580	$1,615,629	$840,458	$49,938,751

(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.

Securities with a carrying value of $134.3 million and $139.1 million at December 31, 2016 and 2015, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

At December 31, 2016 and 2015, fixed maturities include $124.6 million and $128.5 million, respectively, held in trust pursuant to the retro treaties with SRZ.

Residential mortgage-backed securities (“RMBS”) include certain RMBS, which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2016	Cost	Gains	Losses	Value
Prime	$228,216	$10,894	$2,109	$237,001
Alt-A	200,077	18,438	1,856	216,659
Subprime	216,120	8,243	2,674	221,689
Total non-agency RMBS	$644,413	$37,575	$6,639	$675,349

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2015	Cost	Gains	Losses	Value
Prime	$299,619	$12,930	$2,992	$309,557
Alt-A	264,907	16,609	2,613	278,903
Subprime	278,835	7,616	5,200	281,251
Total non-agency RMBS	$843,361	$ 37,155	$ 10,805	$869,711

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

20

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2016			December 31, 2015

	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$509,340	$6,254,301	23	$100,212	$2,697,165	16
Other government securities	20,419	644,616	26	27,546	721,757	23
Public utilities	30,033	901,185	86	35,389	768,512	89
Corporate securities	162,756	6,893,553	567	553,545	10,963,146	903
Residential mortgage-backed	2,686	205,296	59	2,227	196,575	40
Commercial mortgage-backed	12,632	665,513	54	14,266	777,720	47
Other asset-backed securities	6,006	487,424	72	3,069	372,084	62
Total temporarily impaired
securities	$743,872	$16,051,888	887	$736,254	$16,496,959	1,180

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$—	$—	—	$4,797	$213,830	5
Other government securities	597	7,126	1	657	26,048	2
Public utilities	1,600	19,439	6	4,039	17,483	4
Corporate securities	58,756	840,610	89	198,675	968,640	123
Residential mortgage-backed	6,798	124,372	52	12,431	226,208	67
Commercial mortgage-backed	4,837	46,937	7	11,844	291,896	23
Other asset-backed securities	23,998	103,207	25	32,168	164,905	25
Total temporarily impaired
securities	$96,586	$1,141,691	180	$264,611	$1,909,010	249

	Total			Total
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$509,340	$6,254,301	23	$105,009	$2,910,995	21
Other government securities	21,016	651,742	27	28,203	747,805	25
Public utilities	31,633	920,624	92	39,428	785,995	93
Corporate securities	221,512	7,734,163	656	752,220	11,931,786	1,026
Residential mortgage-backed	9,484	329,668	111	14,658	422,783	107
Commercial mortgage-backed	17,469	712,450	61	26,110	1,069,616	70
Other asset-backed securities	30,004	590,631	97	35,237	536,989	87
Total temporarily impaired
securities	$840,458	$17,193,579	1,067	$1,000,865	$18,405,969	1,429

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

21

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility, or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;

•	The Company intends to sell a security; or,

•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2016 and 2015, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31,

22

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

2016 and 2015, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 25% to 70%.

These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson does not intend to sell the security and it is not more likely than not that Jackson will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized losses on investments (in thousands):

	Years Ended December 31,
	2016	2015	2014
Available-for-sale securities
Realized gains on sale	$612,422	$211,198	$166,300
Realized losses on sale	(205,501)	(128,955)	(57,383)
Impairments:
Total other-than-temporary impairments	(68,511)	(77,662)	(56,161)
Portion of other-than-temporary impairments
included in other comprehensive income	9,562	15,024	29,549
Net other-than-temporary impairments	(58,949)	(62,638)	(26,612)
Other	1,232	14,586	1,692
Net realized gains on non-derivative investments	349,204	34,191	83,997
Net losses on derivative instruments	(4,008,305)	(1,621,706)	(3,488,519)
Total net realized losses on investments	$(3,659,101)	$(1,587,515)	$(3,404,522)

The net losses on derivative instruments included in the above table are further detailed in Note 4.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2016, 2015, and 2014 was $1,662.6 million, $1,022.1 million, and $790.3 million, respectively, which was approximately 89%, 89%, and 93% of book value, respectively.

23

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

The following summarizes the current year activity for credit losses recognized in net income on securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2016	2015
Cumulative credit loss beginning balance	$294,266	$276,872
Additions:
New credit losses	42,048	50,434
Incremental credit losses	16,901	12,204
Reductions:
Securities sold, paid down or disposed of	(92,578)	(24,304)
Securities where there is intent to sell	(10,513)	(20,940)
Cumulative credit loss ending balance	$250,124	$294,266

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Commercial Mortgage Loans
Commercial mortgage loans of $7.5 billion and $6.4 billion at December 31, 2016 and 2015, respectively, are reported net of an allowance for loan losses of $3.9 million and $4.6 million at each date, respectively. At December 31, 2016, commercial mortgage loans were collateralized by properties located in 41 states. Jackson’s commercial mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans. Jackson periodically reviews these loans for impairment. During 2016 and 2015, Jackson did not recognize any impairment charges against the allowance for loan losses. During 2014, Jackson recognized impairment charges against the allowance for loan losses of $9.0 million and recorded impairments as a realized loss of $2.7 million.

The following table provides a summary of the allowance for losses in the Company’s commercial mortgage loan portfolio at December 31, 2016 and 2015 (in thousands):

Allowance for loan losses:	2016	2015
Balance at beginning of year	$4,556	$5,754
Charge-offs	—	—
Recoveries	—	—
Net charge-offs	—	—
Reduction to allowance	(632)	(1,198)
Balance at end of year	$3,924	$4,556

24

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

The following table provides a summary of the allowance for losses in Jackson’s commercial mortgage loan portfolio (in thousands):

	December 31, 2016		December 31, 2015
	Allowance for Loan Losses	Recorded Investment	Allowance for Loan Losses	Recorded Investment

Individually evaluated for impairment	$—	$—	$—	$—
Collectively evaluated for impairment	3,924	7,482,233	4,556	6,436,636
Total	$3,924	$7,482,233	$4,556	$6,436,636

As of December 31, 2016 and 2015, the Company’s commercial mortgage loan portfolio is current and accruing interest. Delinquency status is determined from the date of the first missed contractual payment.

Under Jackson's policy for monitoring commercial mortgage loans, all impaired commercial mortgage loans are closely evaluated subsequent to impairment. The table below summarizes the recorded investment, unpaid principal balance, related loan allowance, average recorded investment and investment income recognized on impaired loans (in thousands):

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2015:
Impaired Loans without a Valuation Allowance

Apartment	$—	$—	$—	$542	$50
Hotel	—	—	—	3,304	244
Total	—	—	—	3,846	294
Total Impaired Loans
Apartment	—	—	—	542	50
Hotel	—	—	—	3,304	244
Total	$—	$—	$—	$3,846	$294

During 2016, there were no impaired commercial mortgage loans.

25

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

The following tables provide information about the credit quality of commercial mortgage loans (in thousands):

	December 31, 2016
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$2,430,942	$—	$—	$—	$2,430,942
Hotel	630,070	—	—	—	630,070
Office	826,811	—	—	—	826,811
Retail	1,282,917	—	—	—	1,282,917
Warehouse	2,311,493	—	—	—	2,311,493
Total	$7,482,233	$—	$—	$—	$7,482,233

	December 31, 2015
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$2,129,103	$—	$—	$—	$2,129,103
Hotel	647,832	—	—	—	647,832
Office	731,735	—	—	—	731,735
Retail	1,154,303	—	—	—	1,154,303
Warehouse	1,773,663	—	—	—	1,773,663
Total	$6,436,636	$—	$—	$—	$6,436,636

During 2016 and 2015, there were no commercial mortgage loans involved in troubled debt restructuring.

Securitizations
In 2001, Jackson executed the Morgan Stanley Dean Witter Capital I, Series 2001-PPM (“MSDW”) securitization transaction, contributing commercial mortgages to MSDW and retaining a beneficial interest. Effective January 1, 2010, as a result of adoption of accounting guidance on certain investment funds, the Company was deemed to be the primary beneficiary of MSDW and, therefore, consolidated MSDW. As such, Jackson’s consolidated financial statements include MSDW assets of $6.0 million and $10.1 million at December 31, 2016 and 2015, respectively.

Other Invested Assets
Other invested assets primarily include investments in limited partnerships and real estate. At December 31, 2016 and 2015, investments in limited partnerships had carrying values of $1,219.9 million and $1,194.2 million, respectively. At December 31, 2016 and 2015, real estate totaling $235.6 million and $224.1 million, respectively, included foreclosed properties with a book value of $0.7 million in both 2016 and 2015.

Securities Lending
The Company has entered into securities lending agreements with agent banks whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2016 and 2015, the estimated fair value of loaned securities was $116.0 million and $268.7 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of counterparties is monitored on a regular basis. At December 31, 2016 and 2015, cash collateral received in the amount of $119.6 million and $279.0 million, respectively, was invested by the agent banks and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in liabilities in the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

26

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

Repurchase Agreements
The Company routinely enters into repurchase agreements whereby the Company agrees to sell and repurchase securities. These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. During 2016 and 2015, short-term borrowings under such agreements averaged $278.4 million and $53.3 million, respectively, with weighted average interest rates of 0.43% and 0.19% during 2016 and 2015, respectively. At December 31, 2016 and 2015, the outstanding repurchase agreement balance was $411.9 million and nil, respectively, collateralized with US Treasury notes and maturing within 30 days, and was included within other liabilities in the consolidated balance sheets. Interest expense totaled $1.2 million, $0.1 million, and $0.1 million in 2016, 2015, and 2014, respectively. The highest level of short-term borrowings at any month end was $857.7 million in 2016 and $215.3 million in 2015.

Investment Income
The sources of net investment income were as follows (in thousands):

	Years Ended December 31,
	2016	2015	2014
Fixed maturities	$2,122,604	$2,172,061	$2,271,890
Commercial mortgage loans	294,243	287,420	296,056
Limited partnerships	179,882	129,470	153,378
Derivative instruments	294,366	282,337	252,121
Policy loans	403,403	398,855	395,857
Other investment income	19,571	41,785	4,926
Total investment income	3,314,069	3,311,928	3,374,228
Less: income on funds held under reinsurance treaties	(318,204)	(308,298)	(305,760)
Less: investment expenses	(80,918)	(64,268)	(65,887)
Net investment income	$2,914,947	$2,939,362	$3,002,581
Investment income of $11.2 million, $6.7 million, and $3.6 million was recognized on trading securities held at December 31, 2016, 2015, and 2014, respectively. In addition, investment income of $2.6 million, $0.3 million, and $9.1 million, respectively, was recognized on securities carried at fair value recorded through income.

During 2016, investment income was reduced by $318.2 million for expense incurred on the liability for funds held under reinsurance treaties, including $313.8 million on policy loans, $2.4 million of fixed maturity income, $1.7 million gain on fixed maturities with fair value recorded through the consolidated income statement, and $0.3 million of income from other invested assets. During 2015, investment income was reduced by $308.3 million for expense incurred on the liability for funds held under reinsurance treaties, including $305.6 million on policy loans, $2.4 million of fixed maturity income, $0.1 million gain on fixed maturities with fair value recorded through the consolidated income statement, and $0.2 million of income from other invested assets. During 2014, investment income was reduced by $305.8 million for expense incurred on the liability for funds held under reinsurance treaties, including $296.1 million on policy loans, $2.5 million of fixed maturity income and a $7.2 million gain on fixed maturities with fair value recorded through the consolidated income statement.

4.	Derivative Instruments

Jackson’s business model includes the acceptance, monitoring and mitigation of risk. Specifically, Jackson considers, among other factors, exposures to interest rate and equity market movements, foreign exchange rates and other asset or liability prices. The Company uses derivative instruments to mitigate or reduce these risks in accordance with established policies and goals. Jackson’s derivative holdings, while effective in managing defined risks, are not structured to meet accounting requirements to be designated as hedging instruments. As a result, freestanding derivatives are carried at fair value with changes recorded in other net investment losses.

Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements. Cross-currency swaps serve to hedge foreign currency exchange risk embedded in the

27

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

funding agreements and are carried at fair value. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in other net investment losses.

Credit default swaps, with maturities up to five years, are agreements where the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. Put-swaptions hedge against movements in interest rates. Written put-swaptions may be entered into in conjunction with associated put-swaptions purchased from the same counterparties, referred to as linked put-swaptions. Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Linked put-swaptions are presented at the fair value of the net position for each pair of contracts. Non-linked put-swaptions are carried at fair value.

Equity index futures contracts and equity index options (including various call and put options, interest rate-contingent options, and put spreads), which are used to hedge the Company’s equity risk, including obligations associated with its fixed index annuities and guarantees in variable annuity products, are carried at fair value. These insurance products contain embedded options whose fair values are reported in other contract holder funds and reserves for future policy benefits and claims payable.

Total return swaps, for which the Company receives returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding without an exchange of the underlying notional amount. Interest rate swaps are carried at fair value.

Treasury futures contracts are used to hedge movements in interest rates, which are carried at fair value.

28

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

A summary of the aggregate contractual or notional amounts and fair values of the Company’s freestanding derivative instruments is as follows (in thousands):

	December 31, 2016
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency swaps	$156,515	$7,273	$175,782	$(14,158)	$(6,885)
Equity index call options	25,500,000	306,692	—	—	306,692
Equity index futures	—	—	24,745,569	—	—
Equity index put options	37,000,000	70,172	5,000,000	(25,782)	44,390
Interest rate swaps	15,000,000	638,332	5,250,000	(38,715)	599,617
Put-swaptions	3,750,000	7,664	500,000	(147)	7,517
Treasury futures	—	—	480,750	—	—
Total	$81,406,515	$1,030,133	$36,152,101	$(78,802)	$951,331

	December 31, 2015
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency swaps	$10,530	$868	$—	$—	$868
Equity index call options	15,000,000	10,389	—	—	10,389
Equity index futures	—	—	11,738,466	—	—
Equity index put options	74,500,000	377,175	—	—	377,175
Interest rate swaps	15,000,000	913,156	6,100,000	(366,194)	546,962
Put-swaptions	4,750,000	31,732	1,250,000	(1,245)	30,487
Total	$109,260,530	$1,333,320	$19,088,466	$(367,439)	$965,881

(1)  The notional amount for swaps and put-swaptions represents the stated principal balance used as a basis for calculating payments. The contractual amount for futures and options represents the market exposure of open positions.

29

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

The following tables reflect the results of the Company’s derivatives, including gains (losses) and change in fair value of freestanding derivative instruments and embedded derivatives (in thousands):

	Year Ended December 31, 2016
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$35,134	$—	$35,134
Equity index futures	(2,730,551)	—	(2,730,551)
Equity index put options	(767,258)	—	(767,258)
Fixed index annuity embedded derivatives	(93,455)	—	(93,455)
Interest rate swaps	(348,710)	294,366	(54,344)
Put-swaptions	70,300	—	70,300
Treasury futures	(45,160)	—	(45,160)
Variable annuity embedded derivatives	(128,605)	—	(128,605)
Total	$(4,008,305)	$294,366	$(3,713,939)

	Year Ended December 31, 2015
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$(120,259)	$—	$(120,259)
Equity index futures	5,347	—	5,347
Equity index put options	(1,044,044)	—	(1,044,044)
Fixed index annuity embedded derivatives	13,555	—	13,555
Interest rate swaps	(36,205)	282,337	246,132
Put-swaptions	8,695	—	8,695
Variable annuity embedded derivatives	(448,795)	—	(448,795)
Total	$(1,621,706)	$282,337	$(1,339,369)

	Year Ended December 31, 2014
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Credit default swaps	$363	$(363)	$—
Equity index call options	(47,177)	—	(47,177)
Equity index futures	(751,595)	—	(751,595)
Equity index put options	(725,175)	—	(725,175)
Fixed index annuity embedded derivatives	(267,544)	—	(267,544)
Interest rate swaps	585,021	252,381	837,402
Put-swaptions	198,504	103	198,607
Variable annuity embedded derivatives	(2,480,916)	—	(2,480,916)
Total	$(3,488,519)	$252,121	$(3,236,398)

30

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

All of Jackson’s trade agreements for freestanding, over-the-counter derivatives contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit. At December 31, 2016 and 2015, the fair value of Jackson’s net derivative assets by counterparty were $953.7 million and $975.2 million, respectively, and held collateral was $1,098.6 million and $1,069.0 million, respectively, related to these agreements. At December 31, 2016 and 2015, the fair value of Jackson’s net derivative liabilities by counterparty was $2.4 million and $9.3 million, respectively, and provided collateral was $0.9 million and nil, respectively, related to these agreements. If all of the downgrade provisions had been triggered at December 31, 2016 or 2015, in aggregate, Jackson would have had to disburse $146.4 million and $103.1 million, respectively, to counterparties, representing the net fair values of derivatives by counterparty, less collateral held.

Offsetting Assets and Liabilities
The Company’s derivative instruments, repurchase agreements and securities lending agreements are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the consolidated balance sheets.

The following tables present the gross and net information about the Company’s financial instruments subject to master netting arrangements (in thousands):

	December 31, 2016
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets

				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments(1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Derivative assets	$1,030,133	$—	$1,030,133	$76,431	$115,297	$825,554	$12,851

Financial Liabilities:
Derivative liabilities	$78,802	$—	$78,802	$76,431	$—	$—	$2,371
Securities loaned	119,608	—	119,608	—	119,608	—	—
Repurchase agreements	411,857	—	411,857	—	—	411,857	—
Total financial liabilities	$610,267	$—	$610,267	$76,431	$119,608	$411,857	$2,371

	December 31, 2015
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets

				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments(1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Derivative assets	$1,333,320	$—	$1,333,320	$358,114	$159,700	$790,271	$25,235

Financial Liabilities:
Derivative liabilities	$367,439	$—	$367,439	$358,114	$—	$—	$9,325
Securities loaned	279,002	—	279,002	—	279,002	—	—
Total financial liabilities	$646,441	$—	$646,441	$358,114	$279,002	$—	$9,325

(1)	Represents the amount that could be offset under master netting or similar arrangements that management elects not to offset on the consolidated balance sheets.
(2)	Excludes initial margin amounts for exchange-traded derivatives.

In the above tables, the amounts of assets or liabilities presented in the Company’s consolidated balance sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than

31

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

amounts presented in the tables. The above tables exclude net embedded derivative liabilities of $3,363.6 million and $3,352.1 million for 2016 and 2015, respectively, as these derivatives are not subject to master netting arrangements. In addition, repurchase agreements are presented within other liabilities in the consolidated balance sheets.

5.	Fair Value Measurements
The following table summarizes the fair value and carrying value of Jackson’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

	December 31, 2016		December 31, 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Fixed maturities (1)	$49,938,751	$49,938,751	$49,803,040	$49,803,040
Trading securities	415,122	415,122	285,154	285,154
Commercial mortgage loans	7,482,233	7,555,143	6,436,636	6,588,152
Policy loans (1)	4,546,161	4,546,161	4,495,955	4,495,955
Derivative instruments	1,030,133	1,030,133	1,333,320	1,333,320
Limited partnerships	1,219,887	1,219,887	1,194,226	1,194,226
Cash and cash equivalents	1,265,041	1,265,041	2,059,935	2,059,935
GMIB reinsurance recoverable	304,927	304,927	329,753	329,753
Receivables from affiliates	344,100	344,100	100	100
Separate account assets	148,791,796	148,791,796	134,157,891	134,157,891

Liabilities
Other contract holder funds and reserves for future policy benefits and claims payable
Annuity reserves (2)	$41,363,500	$46,229,473	$40,714,279	$44,221,525
Reserves for guaranteed investment contracts	1,875,816	1,876,930	1,816,501	1,822,597
Trust instruments supported by funding agreements	3,836,441	3,879,525	2,542,491	2,556,792
Federal Home Loan Bank funding agreements	1,784,040	1,782,493	1,873,747	1,860,010
Funds held under reinsurance treaties	3,523,106	3,523,106	3,459,645	3,459,645
Debt	685,949	766,461	346,957	427,500
Securities lending payable	119,608	119,608	279,002	279,002
Derivative instruments	78,802	78,802	367,439	367,439
Repurchase agreements	411,857	411,857	—	—
Federal Home Loan Bank advances	500,071	500,071	—	—
Separate account liabilities	148,791,796	148,791,796	134,157,891	134,157,891

(1) Includes items carried at fair value under the fair value option, for which there is a corresponding liability within funds held under reinsurance treaties.
(2) Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.
The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model

32

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2016 and 2015, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker-dealer quotes, are classified into Level 2 due to their use of market observable inputs.

Commercial Mortgage Loans
Fair values are generally determined by discounting expected future cash flows at current market interest rates, inclusive of a credit spread, for similar quality loans. For loans whose value is dependent upon the underlying property, fair value is determined to be the estimated value of the collateral. Certain characteristics considered significant in determining the spread or collateral value may be based on internally developed estimates. As a result, these investments have been classified as Level 3 within the fair value hierarchy.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled - the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

33

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

Freestanding Derivative Instruments
Freestanding derivative instruments are reported at fair value, which reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. Changes in fair value are included in other net investment losses. Freestanding derivatives priced using third party pricing services incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Freestanding derivative instruments classified as Level 1 include futures, which are traded on active exchanges. Freestanding derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put-swaptions and certain equity index call and put options. These derivative valuations are determined by third-party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Freestanding derivative instruments classified as Level 3 include interest rate contingent options that are valued by third-party pricing services utilizing significant unobservable inputs.

Limited Partnerships
Fair value for limited partnership interests, which are included in other invested assets, is determined using the proportion of Jackson’s investment in each fund (“NAV equivalent”) as a practical expedient for fair value. No adjustments to these amounts were deemed necessary at December 31, 2016 or 2015. As a result of using the net asset value per share practical expedient, limited partnerships are no longer classified in the fair value hierarchy.

The Company’s limited partnership investments are not redeemable and distributions received are generally the result of liquidation of the underlying assets of the partnerships. The term of Jackson’s interest in the partnerships is generally ten years, but may be extended for a period of time under provisions within the partnership agreements, if applicable. The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner. It is not probable and there is no instance where Jackson contemplated selling a limited partnership interest for an amount different from its NAV equivalent.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Certain money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Receivables from Affiliates
The Company’s receivables from affiliates are set equal to the carrying value and are classified as Level 3.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publically available, and are categorized as Level 2 assets. The values of separate account liabilities are set equal to the values of separate account assets.

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including fixed index annuities, are determined using projected future cash flows discounted at current market interest rates.

The fair value of the fixed index annuities embedded option, incorporating such factors as the volatility of returns, the level of interest rates and the time remaining until the option expires, is calculated using the closed form Black-Scholes Option Pricing model or Monte Carlo simulations, as appropriate for the type of option. Additionally, assumed withdrawal rates are used to estimate the expected volume of embedded options that will be realized by policyholders.

Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.

Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives that are not required to be reported separately.

34

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

Fair values of the FHLBI funding agreements are based on the present value of future cash flows discounted at current market interest rates.

Funds Held Under Reinsurance Treaties
The fair value of the funds held is equal to the fair value of the assets held as collateral, which primarily consist of policy loans and fixed maturities.

Debt
Fair values for the Company’s surplus notes and other long-term debt are generally determined by prices obtained from independent broker dealers or discounted cash flow models.  Such prices are derived from market observable inputs and are classified as Level 2.  The Squire Surplus Note is set equal to the carrying value and is classified as Level 3.

Securities Lending Payable
The Company’s securities lending payable is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Repurchase Agreements
Carrying value of the Company’s repurchase agreements, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Federal Home Loan Bank Advances
Carrying value of the Company’s Federal Home Loan Bank advances, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent components of guaranteed minimum withdrawal benefits (“GMWB”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsurance recoverable on the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent components of GMWBs and GMABs are recorded at fair value with changes in fair value recorded in other net investment losses. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. Jackson discontinued offering the GMAB in 2011.

Jackson’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in other net investment losses. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, fund allocation, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

35

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

At each valuation date, the Company assumes expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson’s own credit risk. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than this fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables summarize the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$6,287,550	$6,287,550	$—	$—
Other government securities	945,729	—	945,729	—
Public utilities	4,711,019	—	4,711,019	—
Corporate securities	32,701,036	—	32,701,036	—
Residential mortgage-backed	1,268,539	—	1,268,535	4
Commercial mortgage-backed	2,729,392	—	2,729,392	—
Other asset-backed securities	1,295,486	—	1,295,486	—
Trading securities	415,122	139,930	275,081	111
Policy loans	3,301,038	—	—	3,301,038
Derivative instruments	1,030,133	—	1,011,163	18,970
GMIB reinsurance recoverable	304,927	—	—	304,927
Separate account assets	148,791,796	—	148,791,796	—
Total	$203,781,767	$6,427,480	$193,729,237	$3,625,050

Liabilities
Embedded derivative liabilities (1)	$3,363,639	$—	$1,075,766	$2,287,873
Funds held under reinsurance treaties	3,523,106	—	—	3,523,106
Derivative instruments	78,802	—	78,802	—
Total	$6,965,547	$—	$1,154,568	$5,810,979

(1) Includes the embedded derivative liabilities related to GMWB reserves and fixed index annuities.

36

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

	December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$5,204,668	$5,204,668	$—	$—
Other government securities	1,045,803	—	1,045,803	—
Public utilities	4,470,147	—	4,470,147	—
Corporate securities	32,771,275	—	32,771,275	—
Residential mortgage-backed	1,884,182	—	1,884,175	7
Commercial mortgage-backed	3,500,247	—	3,500,061	186
Other asset-backed securities	926,718	—	920,268	6,450
Trading securities	285,154	128,920	122,786	33,448
Policy loans	3,216,123	—	—	3,216,123
Derivative instruments	1,333,320	—	1,235,968	97,352
GMIB reinsurance recoverable	329,753	—	—	329,753
Separate account assets	134,157,891	—	134,157,891	—
Total	$189,125,281	$5,333,588	$180,108,374	$3,683,319

Liabilities
Embedded derivative liabilities (1)	$3,352,075	$—	$1,167,979	$2,184,096
Funds held under reinsurance treaties	3,459,645	—	—	3,459,645
Derivative instruments	367,439	—	367,439	—
Total	$7,179,159	$—	$1,535,418	$5,643,741

(1) Includes the embedded derivative liabilities related to GMWB reserves and fixed index annuities.

37

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

	December 31, 2016
Assets	Total	Internal	External
Fixed Maturities
Residential mortgage-backed	$4	$4	$—
Trading securities	111	111	—
Policy loans	3,301,038	3,301,038	—
Derivative instruments	18,970	—	18,970
GMIB reinsurance recoverable	304,927	304,927	—
Total	$3,625,050	$3,606,080	$18,970

Liabilities
Embedded derivative liabilities (1)	$2,287,873	$2,287,873	$—
Funds held under reinsurance treaties	3,523,106	3,523,106	—
Total	$5,810,979	$5,810,979	$—

	December 31, 2015
Assets	Total	Internal	External
Fixed Maturities
Residential mortgage-backed	7	7	—
Commercial mortgage-backed	186	186	—
Other asset-backed securities	6,450	6,450	—
Trading securities	33,448	111	33,337
Policy loans	3,216,123	3,216,123	—
Derivative instruments	97,352	—	97,352
GMIB reinsurance recoverable	329,753	329,753	—
Total	$3,683,319	$3,552,630	$130,589

Liabilities
Embedded derivative liabilities (1)	$2,184,096	$2,184,096	$—
Funds held under reinsurance treaties	3,459,645	3,459,645	—
Total	$5,643,741	$5,643,741	$—

(1) Includes the embedded derivatives related to GMWB reserves.

External pricing sources for securities represent unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

38

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

	December 31, 2016
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range in bps (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Policy loans	3,301,038	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	304,927	Discounted cash flow	See below	See below	See below
Total	$3,605,965

Liabilities
Embedded derivative liabilities	$2,287,873	Discounted cash flow	See below	See below	See below
Funds held under reinsurance treaties	3,523,106	Carrying value of asset	N/A	N/A	N/A
Total	$5,810,979

	December 31, 2015
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range in bps (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Fixed maturities
Other asset-backed securities	$6,450	Discounted cash flow	Discount rate	277-395 (358)	Decrease
Policy loans	3,216,123	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	329,753	Discounted cash flow	See below	See below	See below
Total	$3,552,326

Liabilities
Embedded derivative liabilities	$2,184,096	Discounted cash flow	See below	See below	See below
Funds held under reinsurance treaties	3,459,645	Carrying value of asset	N/A	N/A	N/A
Total	$5,643,741

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the table above.

Commercial mortgage-backed securities and other asset-backed securities classified in Level 3 are fair valued using a discounted cash flow model. Unobservable inputs include an internally developed discount rate. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

As of December 31, 2016 and 2015, securities of $115 thousand and $304 thousand, respectively, are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

39

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB and GMAB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

40

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

The tables below provide rollforwards for 2016 and 2015 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 may vary significantly from the total income effect of the hedged instruments. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2016	Income	Income	Settlements	Level 3	2016
Assets
Fixed maturities
Residential mortgage-backed	$7	$33	$—	$(36)	$—	$4
Commercial mortgage-backed	186	5,441	(186)	(5,441)	—	—
Other asset-backed securities	6,450	—	—	—	(6,450)	—
Trading securities	33,448	—	—	(33,337)	—	111
Policy loans	3,216,123	2,921	—	81,994	—	3,301,038
Derivative instruments	97,352	(117,105)	—	38,723	—	18,970
GMIB reinsurance recoverable	329,753	(24,826)	—	—	—	304,927

Liabilities
Embedded derivative liabilities (1)	$(2,184,096)	$(103,777)	$—	$—	$—	$(2,287,873)
Funds held under reinsurance treaties	(3,459,645)	(2,975)	(1,846)	(58,640)	—	(3,523,106)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2015	Income	Income	Settlements	Level 3	2015
Assets
Fixed maturities
Corporate securities	$281	$(368)	$87	$—	$—	$—
Residential mortgage-backed	11	17	—	(21)	—	7
Commercial mortgage-backed	9,386	(898)	547	(8,849)	—	186
Other asset-backed securities	11,490	9	80	(103)	(5,026)	6,450
Trading securities	36,726	3,688	—	(6,966)	—	33,448
Policy loans	3,156,550	3,797	—	55,776	—	3,216,123
Derivative instruments	—	(120,258)	—	110,295	107,315	97,352
GMIB reinsurance recoverable	338,694	(8,941)	—	—	—	329,753

Liabilities
Embedded derivative liabilities (1)	$(1,744,240)	$(439,856)	$—	$—	$—	$(2,184,096)
Funds held under reinsurance treaties	(3,431,854)	(3,789)	(128)	(23,874)	—	(3,459,645)

(1) Includes the embedded derivative related to GMWB reserves.

41

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

The components of the amounts included in purchases, sales, issuances and settlements for years ended December 31, 2016 and 2015 shown above are as follows (in thousands):

	December 31, 2016
	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Residential mortgage-backed	$—	$(36)	$—	$—	$(36)
Commercial mortgage-backed	—	(5,441)	—	—	(5,441)
Trading securities	—	(33,337)	—	—	(33,337)
Policy loans	—	—	248,471	(166,477)	81,994
Derivative instruments	39,573	(850)	—	—	38,723
Total	$39,573	$(39,664)	$248,471	$(166,477)	$81,903

Liabilities
Funds held under reinsurance treaties	$—	$—	$(409,532)	$350,892	$(58,640)

	December 31, 2015
	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Residential mortgage-backed	—	(21)	—	—	(21)
Commercial mortgage-backed	—	(8,849)	—	—	(8,849)
Other asset-backed securities	—	(103)	—	—	(103)
Trading securities	640	(7,606)	—	—	(6,966)
Policy loans	—	—	312,479	(256,703)	55,776
Derivative instruments	110,849	(554)	—	—	110,295
Total	$111,489	$(17,133)	$312,479	$(256,703)	$150,132

Liabilities
Funds held under reinsurance treaties	$—	$—	$(355,482)	$331,608	$(23,874)

As a result of the Company being able to obtain pricing from an independent pricing service utilizing significant observable inputs, securities with a fair value of $6.4 million and $5.0 million were transferred from Level 3 to Level 2 during 2016 and 2015, respectively. There were no transfers from Level 2 to Level 3 during 2016. During 2015, an unobservable input became a significant contribution to the fair value estimates for certain derivative instruments, of which $107.3 million were transferred from Level 2 to Level 3. There were no transfers between Level 1 and 2 of the fair value hierarchy in 2016 or 2015.

42

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2016 and 2015 was as follows (in thousands):

	2016	2015
Assets
Fixed maturities
Corporate securities	$—	$(281)
Residential mortgage-backed	—	17
Other asset-backed securities	—	89
Trading securities	—	3,598
Derivative instruments	(73,175)	(103,484)
GMIB reinsurance recoverable	(24,826)	(8,941)

Liabilities
Embedded derivative liabilities	$(103,777)	$(439,856)
Funds held under reinsurance treaties	(1,846)	(128)

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2016		December 31, 2015
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Commercial mortgage loans	Level 3	$7,482,233	$7,555,143	$6,436,636	$6,588,152
Policy loans	Level 3	1,245,123	1,245,123	1,279,832	1,279,832
Receivables from affiliates	Level 3	344,100	344,100	100	100

Liabilities
Other contract holder funds
Annuity reserves (1)	Level 3	$37,999,861	$42,865,834	$37,362,204	$40,869,450
Reserves for guaranteed investment contracts	Level 3	1,875,816	1,876,930	1,816,501	1,822,597
Trust instruments supported by funding agreements	Level 3	3,836,441	3,879,525	2,542,491	2,556,792
Federal Home Loan Bank funding agreements	Level 3	1,784,040	1,782,493	1,873,747	1,860,010
Debt - Squire Surplus Note	Level 3	344,000	344,000	—	—
Debt - all other	Level 2	341,949	422,461	346,957	427,500
Securities lending payable	Level 2	119,608	119,608	279,002	279,002
Repurchase agreements	Level 2	411,857	411,857	—	—
Federal Home Loan Bank advances	Level 2	500,071	500,071	—	—
Separate account liabilities (2)	Level 2	148,791,796	148,791,796	134,157,891	134,157,891

(1) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(2) The values of separate account liabilities are set equal to the values of separate account assets.

Fair Value Option
The Company elected the fair value option for certain assets, which are held as collateral for reinsurance. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statements. Income and changes in unrealized gains and losses on other assets for which the Company has elected the fair value option are immaterial to the Company’s consolidated financial statements.

43

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

6.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2016	2015	2014
Balance, beginning of year	$8,438,804	$7,455,336	$6,212,220
Deferrals of acquisition costs	903,479	1,102,213	1,093,265
Amortization related to:
Operations	(511,028)	(711,391)	(708,735)
Derivatives	793,306	171,657	1,012,613
Net realized gains	(26,981)	(7,972)	(19,141)
Total amortization	255,297	(547,706)	284,737
Unrealized investment losses (gains)	80,483	428,961	(134,886)
Balance, end of year	$9,678,063	$8,438,804	$7,455,336

The balances of and changes in deferred sales inducements, which are reported in other assets, as of and for the years ended December 31, were as follows (in thousands):

	2016	2015	2014
Balance, beginning of year	$754,690	$768,272	$784,285
Deferrals of sales inducements	19,978	24,584	30,238
Amortization related to:
Operations	(112,698)	(108,127)	(122,943)
Derivatives	21,618	(3,727)	105,082
Net realized gains	(4,365)	(1,300)	(3,312)
Total amortization	(95,445)	(113,154)	(21,173)
Unrealized investment losses (gains)	17,413	74,988	(25,078)
Balance, end of year	$696,636	$754,690	$768,272

7.	Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures. However, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a coinsurance, modified coinsurance, yearly renewable term, or, with Brooke Life, a monthly renewable term basis. The Company regularly monitors the financial strength rating of its reinsurers.

The Company has also acquired certain lines of business that are wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

Jackson’s GMIBs are reinsured with an unrelated party and, due to the net settlement provisions of the reinsurance agreement, meet the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s consolidated balance sheets, with changes in fair value recorded in other net investment losses.

The Company has three retro treaties with SRZ. Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business. These blocks of business include disability income and accident and health business, a mix of life and annuity insurance business, and corporate owned life insurance business.

Pursuant to the retro treaties, the Company holds certain assets, primarily policy loans and fixed maturities, as collateral. This collateral is reported as a liability as funds held under reinsurance treaties on the consolidated balance sheets. This funds held liability was $3.5 billion at both December 31, 2016 and 2015.

44

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

The effect of reinsurance on premium was as follows (in thousands):
	Years Ended December 31,
	2016	2015	2014
Direct premium:
Life	$578,120	$600,689	$642,010
Accident and health	54,900	60,002	65,024
Plus reinsurance assumed:
Life	56,559	59,069	67,558
Accident and health	9,246	10,514	11,893
Less reinsurance ceded:
Life	(388,949)	(376,283)	(427,173)
Annuity guaranteed benefits	(16,119)	(17,066)	(18,054)
Accident and health	(64,146)	(70,516)	(76,917)
Total premium	$229,611	$266,409	$264,341

The effect of reinsurance on benefits was as follows (in thousands):
	Years Ended December 31,
	2016	2015	2014
Direct benefits:
Life	$1,331,018	$1,351,975	$1,407,976
Accident and health	126,525	134,447	108,323
Annuity guaranteed benefits	123,629	93,473	60,121
Plus reinsurance assumed:
Life	228,129	248,217	244,807
Accident and health	28,136	31,444	32,694
Less reinsurance ceded:
Life	(534,486)	(574,634)	(599,852)
Accident and health	(154,661)	(165,891)	(141,017)
Deferral of contract enhancements	(7,669)	(11,970)	(16,258)
Change in reserves, net of reinsurance	(140,341)	(109,315)	86,886
Total benefits	$1,000,280	$997,746	$1,183,680

Components of the Company’s reinsurance recoverable were as follows (in thousands):
	December 31,
	2016	2015
Reserves:
Life	$6,798,865	$6,988,682
Accident and health	604,827	610,835
Guaranteed minimum income benefits	304,927	329,753
Other annuity benefits	217,361	227,492
Claims liability	994,554	989,695
Other	7,025	7,805
Total	$8,927,559	$9,154,262

Included in the reinsurance recoverable were reserves ceded to Brooke Life of $39.4 million and $36.2 million at December 31, 2016 and 2015, respectively. At December 31, 2016, the largest amount ceded to any reinsurer totaled $6.2 billion, which was primarily related to the retro treaties, which are fully collateralized.

45

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

The following table sets forth the Company’s net life insurance in-force (in millions):

	December 31,
	2016	2015
Direct life insurance in-force	$213,022	$231,934
Amounts assumed from other companies	21,288	22,301
Amounts ceded to other companies	(145,500)	(140,428)
Net life insurance in-force	$88,810	$113,807

8.	Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2016	2015
Traditional life	$5,876,822	$6,262,942
Guaranteed benefits	4,214,555	4,072,203
Claims payable	933,799	901,226
Accident and health	1,394,669	1,412,689
Other	1,048,104	1,087,149
Total	$13,467,949	$13,736,209

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

The following table sets forth the Company’s liabilities for other contract holder funds balances (in thousands):

	December 31,
	2016	2015
Interest-sensitive life	$12,964,116	$13,168,029
Variable annuity fixed option	8,979,125	8,103,623
Fixed annuity	19,221,357	19,384,788
Fixed index annuity	12,203,448	12,290,965
GICs, funding agreements and FHLB advances	7,496,297	6,232,739
Total	$60,864,343	$59,180,144

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to previously acquired business, which is further discussed below. The liability for fixed index annuities is based on three components, 1) the imputed value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract, and 3) the liability for guaranteed benefits related to the optional lifetime income rider. For fixed annuities and other investment contracts, as detailed in the above table, the liability is the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to previously acquired business. At December 31, 2016, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 2.5% to 6.0%, with a 4.66% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 5.5% and a 2.35% average guaranteed rate.

The Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate. This adjustment was recorded in reserves for future policy benefits and claims payable. This component of the reserve is reassessed at the end of each period, taking into

46

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

account changes in the inforce block. Any resulting change in the reserve is recorded as a change in reserve through the consolidated income statements.

At both December 31, 2016 and 2015, approximately 88% of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2016

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1%	$2,916.8	$1,912.8	$4,763.6	$9,593.2
>1.0% - 2.0%	1,136.1	7,011.2	2,606.3	10,753.6
>2.0% - 3.0%	8,712.6	3,279.4	1,609.2	13,601.2
>3.0% - 4.0%	1,799.7	—	—	1,799.7
>4.0% - 5.0%	2,414.6	—	—	2,414.6
>5.0% - 5.5%	304.7	—	—	304.7
Total	$17,284.5	$12,203.4	$8,979.1	$38,467.0

	December 31, 2015

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1%	$2,496.7	$1,848.8	$3,850.2	$8,195.7
>1.0% - 2.0%	1,394.6	7,076.3	2,813.8	11,284.7
>2.0% - 3.0%	9,018.6	3,365.9	1,439.6	13,824.1
>3.0% - 4.0%	1,861.9	—	—	1,861.9
>4.0% - 5.0%	2,416.0	—	—	2,416.0
>5.0% - 5.5%	312.4	—	—	312.4
Total	$17,500.2	$12,291.0	$8,103.6	$37,894.8

At both December 31, 2016 and 2015, approximately 81% of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following table shows the distribution of the interest sensitive life business account values within the presented ranges of minimum guaranteed interest rates, excluding the business that is subject to the previously mentioned retro treaties (in millions):

Minimum Guaranteed Interest Rate	Account Value - Interest Sensitive Life
	December 31,
	2016	2015
>2.0% - 3.0%	$299.7	$300.6
>3.0% - 4.0%	3,305.8	3,422.5
>4.0% - 5.0%	2,882.5	2,981.6
>5.0% - 6.0%	2,272.4	2,320.3
Subtotal	8,760.4	9,025.0
Retro treaties	4,203.7	4,143.0
Total	$12,964.1	$13,168.0

The Company has established a European Medium Term Note program, with up to $5.8 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The carrying values at December 31, 2016 and 2015 totaled $3.7 million and $11.4 million, respectively.

47

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

The Company has established a $17.0 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The carrying values at December 31, 2016 and 2015 totaled $3.8 billion and $2.5 billion, respectively.

Those Medium Term Note instruments issued in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency translation gains and losses using exchange rates as of the reporting date. Foreign currency translation gains and losses are included in other net investment losses.

Jackson and Squire Re are members of the FHLBI primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI. At December 31, 2016 and 2015, the Company held $125.4 million and $99.3 million, respectively, of FHLBI capital stock, supporting $2.4 billion and $2.0 billion in funding agreements, short-term and long-term borrowing capacity in 2016 and 2015, respectively.

9.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees
The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (“traditional variable annuities”). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (“variable contracts with guarantees”) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB), upon the depletion of funds (GMWB) or at the end of a specified period (GMAB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves within the consolidated income statements with the exception of changes in embedded derivatives, which are included in other net investment losses. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

48

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

At December 31, 2016 and 2015, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
				Weighted	until
December 31, 2016	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$115,553.0	$3,067.9	65.6 years
GMWB - Premium only	0%	2,740.0	48.5
GMWB	0-5%*	316.4	27.7
GMAB - Premium only	0%	53.9	0.1
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		10,872.2	427.7	66.0 years
GMWB - Highest anniversary only		3,063.6	154.8
GMWB		923.0	102.5
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0-6%	6,560.2	864.1	68.7 years
GMIB	0-6%	1,970.7	734.6		0.5 years
GMWB	0-8%*	105,531.4	11,483.7

					Average
					Period
				Weighted	until
December 31, 2015	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$104,252.0	$3,853.1	65.3 years
GMWB - Premium only	0%	2,824.5	82.0
GMWB	0-5%*	338.0	33.4
GMAB - Premium only	0%	65.8	0.1
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		10,328.9	864.9	65.4 years
GMWB - Highest anniversary only		2,984.1	298.2
GMWB		1,028.7	148.9
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0-6%	5,996.8	943.4	68.3 years
GMIB	0-6%	2,096.1	763.2		0.5 years
GMWB	0-8%*	94,217.0	11,434.1

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

49

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2016	2015
Equity	$90,737.7	$81,783.2
Bond	18,590.2	17,001.3
Balanced	21,551.2	19,965.2
Money market	1,228.1	1,227.2
Total	$132,107.2	$119,976.9

GMDB liabilities reflected in the general account were as follows (in millions):

	2016	2015
Balance at January 1	$855.1	$786.7
Incurred guaranteed benefits	115.9	157.2
Paid guaranteed benefits	(112.7)	(88.8)
Balance at December 31	$858.3	$855.1

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the consolidated income statement, within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2016 and 2015 (except where otherwise noted):

1)	Use of a series of stochastic investment performance scenarios, based on historical average market volatility.

2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

3)	Mortality equal to 36% to 100% of the Annuity 2000 table.

4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 40.0%, with an average of 3.5% during the surrender charge period and 8.3% thereafter (2015: 8.5%).

5)	Discount rates: 7.4% on 2013 and later issues, 8.4% on 2012 and prior issues.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in net income. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 5. The fair valued GMWB had a reserve liability of $2,288.3 million and $2,184.7 million at December 31, 2016 and 2015, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2016 and 2015, these GMWB reserves totaled $91.1 million and $56.7 million, respectively, and were reported in reserves for future policy benefits and claims payable.

50

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

GMAB benefits were offered on some variable annuity plans. However, the Company no longer offers these benefits. The GMAB had an asset value of $0.4 million and $0.7 million at December 31, 2016 and 2015, respectively.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2016 and 2015, GMIB reserves before reinsurance totaled $24.2 million and $20.5 million, respectively.

Other Liabilities - Insurance and Annuitization Benefits
The Company has established additional reserves for life insurance business for universal life (“UL”) plans with secondary guarantees, interest-sensitive life (“ISWL”) plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.

Liabilities for these benefits have been established according to the methodologies described below:

	December 31, 2016			December 31, 2015
Benefit Type	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age
UL insurance benefit *	$836.0	$24,352.6	60.8 years	$848.2	$26,252.1	60.1 years
ISWL account balance
adjustment	111.8	n/a	n/a	104.5	n/a	n/a

* Amounts for the UL benefits are for the total of the plans containing any policies having projected non-zero excess benefits and thus, may include some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2016 and 2015:

1)	Use of a series of deterministic premium persistency scenarios.

2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.

3)	Discount rates equal to credited interest rates, approximately 4.0% to 5.5%.

The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations. A liability is established to cover future annuitization benefits in excess of surrender values. In 2015, the Company began offering an optional lifetime income rider with certain of its fixed index annuities. The liabilities established for both of these were immaterial to the consolidated financial statements at both December 31, 2016 and 2015.

51

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

10.	Debt

The aggregate carrying value of borrowings was as follows (in thousands):

	December 31,
	2016	2015
	Carrying Value	Carrying Value
Surplus notes	$593,488	$249,457
FHLBI bank loans	92,461	97,500
Total	$685,949	$346,957

At December 31, 2016, the above borrowings were all due after five years.

Surplus notes
Under Michigan Insurance Law, for statutory reporting purposes, the surplus notes are not part of the legal liabilities of the Company and are considered surplus funds. Payments of interest or principal may only be made with the prior approval of the commissioner of insurance of the state of Michigan and only out of surplus earnings which the commissioner determines to be available for such payments under Michigan Insurance Law.

On March 15, 1997, Jackson issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027. These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims and may not be redeemed at the option of the Company or any holder prior to maturity. Interest is payable semi-annually on March 15th and September 15th of each year. Interest expense on the notes was $20.4 million in 2016, 2015, and 2014.

As described in Note 2, in conjunction with a reserve financing transaction, Squire Re II issued the Squire Surplus Note to an affiliate. The Squire Surplus Note matures December 30, 2031 and bears interest at 4.35%, payable quarterly. There was no interest expense on the Squire Surplus Note in 2016.

Mortgage loans
During 2015, mortgage loans held by certain consolidated real estate VIEs were paid off. Interest expense related to these loans totaled $0.4 million and $1.3 million in 2015 and 2014, respectively.

Federal Home Loan Bank Loans
The Company received loans of $50 million from the FHLBI under its community investment program in both 2015 and 2014, which amortize on a straight line basis over the loan term.  The weighted average interest rate on these loans was 0.45% in 2016 and 0.36% in 2015.  The outstanding balance on these loans was $92.5 million and $97.5 million at December 31, 2016 and 2015, respectively.  During 2016, 2015 and 2014, interest expense for these loans totaled $405 thousand, $139 thousand, and $71 thousand, respectively. At December 31, 2016, the loans were collateralized by mortgage-related securities and commercial mortgage loans with a carrying value of $162.3 million.

11.	Federal Home Loan Bank Advances

The Company entered into a short-term advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates. Advances of $500.1 million were outstanding at December 31, 2016, and were recorded in other liabilities. No such advances were outstanding at December 31, 2015. The Company paid interest of $594 thousand, $53 thousand, and $23 thousand on such advances in 2016, 2015, and 2014, respectively. At December 31, 2016, advances were collateralized by mortgage related securities and commercial mortgage loans with a value of $877.6 million.

52

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

12.	Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2016	2015	2014
Current tax expense	$665,086	$312,638	$405,567
Deferred tax (benefit) expense	(771,586)	33,701	(415,974)
Income tax (benefit) expense	$(106,500)	$346,339	$(10,407)
The federal income tax provisions differ from the amounts determined by multiplying pre-tax income attributable to Jackson by the statutory federal income tax rate of 35% for 2016, 2015, and 2014 as follows (in thousands):

	Years Ended December 31,
	2016	2015	2014
Income taxes at statutory rate	$233,079	$616,111	$117,283
Dividends received deduction	(314,672)	(250,358)	(125,394)
Other	(24,907)	(19,414)	(2,296)
Income tax (benefit) expense	$(106,500)	$346,339	$(10,407)

Effective tax rate	-16.0%	19.7%	-3.1%
Federal income taxes paid were $335.0 million, $766.0 million, and $256.8 million in 2016, 2015, and 2014, respectively.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2016	2015
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$4,208,029	$4,158,714
Derivative investments	922,671	—
Deferred compensation	134,711	141,344
Net operating loss carryforward	74,381	78,486
Other, net	54,558	67,696
Total gross deferred tax asset	5,394,350	4,446,240

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(3,319,616)	(2,925,303)
Other investment items	(586,160)	(640,621)
Derivative investments	—	(155,785)
Net unrealized gains on available for sale securities	(182,432)	(156,229)
Other, net	(79,677)	(87,219)
Total gross deferred tax liability	(4,167,885)	(3,965,157)

Net deferred tax asset	$1,226,465	$481,083
The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers

53

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2016, it is more likely than not that the deferred tax assets will be realized. At December 31, 2016 and 2015, the Company did not have a valuation allowance.

During 2016, Jackson reached an agreement with the IRS regarding the taxation of hedging activities. This agreement requires the current taxation of only one-third of all realized and unrealized gains and losses on hedge-related investments, and deferral of two-thirds of these gains and losses over the next two years, amortizing into current tax evenly over those years.

At December 31, 2016, the Company had a federal tax ordinary loss carryforward of $212.6 million which begins to expire in 2025, that was attributable to a previous acquisition. Section 382 of the Internal Revenue Code imposes limitations on the utilization of net operating loss carryforwards. The Section 382 limitation is an annual limitation on the amount of pre-acquisition net operating losses that a corporation may use to offset post-acquisition income. Section 382 further limits certain unrealized built-in losses at the time of acquisition. The annual limitation is approximately $21.0 million.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits represent tax positions for which there is uncertainty about the timing of certain deductions. The timing of such deductions would not affect the annual effective tax rate, excluding the impact of interest and penalties.

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2016, 2015, or 2014.

Based on information available as of December 31, 2016, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

13.	Commitments, Contingencies, and Guarantees

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers including allegations of misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable. At December 31, 2016 and 2015, Jackson recorded accruals totaling $1.9 million and $9.5 million, respectively.

State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessing solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received, the Company’s reserve for future state guaranty fund assessments was $3.6 million and $5.1 million at the end of 2016 and 2015, respectively. At December 31, 2016 and 2015, related premium tax offsets were $1.5 million and $2.8 million, respectively. While Jackson cannot predict the amount and timing of any future assessments, the Company believes the reserve is adequate for all anticipated payments for known insolvencies.

In 2014, Jackson commenced a review of its wholly owned subsidiaries (Curian Capital, LLC and Curian Clearing, LLC). During its review, Jackson discovered that Curian Capital’s receipt of certain fees may have been inconsistent with applicable regulations. Jackson promptly reported these issues to regulatory authorities and retained independent outside legal counsel to conduct a thorough investigation. In 2015, Jackson announced that Curian Capital would no longer accept new business effective July 31, 2015. In February 2016, the Curian Capital separately managed account program terminated and in October 2016 Curian Capital de-registered as an SEC regulated investment advisor. As of December 31, 2016, Curian Capital had recorded cumulative expenses of $105.1 million related to actual expenses incurred/customer payments, as well as exit costs. At December 31, 2016 and 2015, the Company had a liability of $0.6

54

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

million and $8.6 million for currently estimable outstanding exposures related to these issues, respectively.  Continuing work and regulatory discussions may result in future expenses, which are not estimable at this time.  Based on current information, however, management believes that any additional exposure is unlikely to be material to Jackson.

At December 31, 2016, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $574.9 million. At December 31, 2016, unfunded commitments related to fixed-rate commercial mortgage loans and other fixed maturities totaled $248.6 million.

Jackson had previously received regulatory inquiries on an industry-wide matter regarding claims settlement practices and compliance with unclaimed property laws. During 2015, Jackson reached agreements to settle issues related to these inquiries. At December 31, 2016 and 2015, the estimated accrual for claims, penalties and interest on the unclaimed property matters was approximately $16.1 million and $24.3 million, respectively.

The Company has two separate service agreements with third party administrators to provide policyholder administrative services. These agreements, subject to certain termination provisions, have ten-year terms and expire in 2019 and 2020.

The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2016, Jackson recorded a liability of $5.6 million for future lease payments. Lease expense was $31.3 million, $33.1 million, and $29.8 million in 2016, 2015, and 2014, respectively. At December 31, 2016, future minimum payments under these noncancellable operating leases were as follows (in thousands):

2017	$20,041
2018	17,361
2019	14,430
2020	12,259
2021	9,234
Thereafter	23,123
Total	$96,448

14.	Share-Based Compensation

Certain officers participate in various share award plans relating to Prudential shares and/or American Depositary Receipts (“ADRs”) that are tradable on the New York Stock Exchange and are described below.

The Group Performance Share Plan (“GPSP”) was a Prudential incentive plan in which all executive directors of Prudential and other senior executives could participate. Awards were granted in the form of a nil cost option with a vesting period of three years. Participants were entitled to the value of reinvested dividends that would have accrued on the shares that vest. As of December 31, 2015, there were no remaining outstanding shares under this plan.

The Business Unit Performance Plan (“BUPP”) was a Prudential incentive plan created to provide a common framework under which awards were made to Chief Executive Officers of Prudential’s business units. Awards under this nil cost plan for Jackson were based on compound annual growth in Jackson Shareholder Capital Value on a European Embedded Value (“EEV”) basis with performance measured over three years. Awards granted in 2009 and later were settled in ADRs after vesting. Participants were entitled to receive the value of reinvested dividends over the performance period for those shares/ADRs that vest. As of December 31, 2015, there were no remaining outstanding shares under this plan.

At certain times, the Company may grant one-off type retention awards to certain key senior executives within Jackson. These awards are subject to the prior approval of the Jackson Remuneration Committee and are nil cost options with a contingent right to receive Prudential ADRs. The awards are contingent upon continued employment of the recipient through the award vesting date. There are no performance measurements with these awards.

The Company classifies all of the above plans as equity settled plans and, therefore, reflects the net reserve related to the compensation expense and the value of the shares distributed under this plan within the consolidated statements of equity. At December 31, 2016 and 2015, the Company had $5.8 million and $3.3 million, respectively, reserved for future payments under these plans.

55

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

The Company also had a performance-related share award plan which, subject to the prior approval of the Jackson Remuneration Committee, granted share awards to eligible employees in the form of a contingent right to receive Prudential ADRs, or a conditional allocation of Prudential ADRs. These share awards were based on the compound annual EEV imputed growth in shareholder value of the U.S. business, had vesting periods of four years and were at nil cost to the employee. Share awards vested between 0% (less than 8% growth) and 150% (more than 17.5% growth) of the grant amounts dependent on the compound annual growth rate attained over the performance period. Award holders did not have any right to dividends or voting rights attached to the ADRs granted during the performance period. In 2013, this plan was replaced by the Prudential Long-Term Incentive Plan (“PLTIP”) as further described below.

The PLTIP is a Prudential incentive plan in which the Company may grant share awards to eligible employees in the form of a contingent right to receive Prudential ADRs, or a conditional allocation of Prudential ADRs, subject to the prior approval of the Jackson Remuneration Committee.  These share awards vest based on the achievement of planned International Financial Reporting Standards (“IFRS”) pretax operating income for the U.S. business, have vesting periods of three years and are at nil cost to the employee.  Share awards vest between 0% (less than 90% of plan) and 100% (more than 110% of plan) of the grant amounts dependent on IFRS pretax operating income attained over the performance period.  Award holders do not have any right to dividends or voting rights attached to the ADRs granted during the performance period.  Upon vesting, a number of ADRs equivalent to the value of dividends that otherwise would have been received over the performance period are added to vested awards.

The Company classifies these plans as liability settled plans and, therefore, reflects the accrued compensation expense and the value of the shares distributed under the plans within other liabilities. At December 31, 2016 and 2015, the Company had $74.7 million and $91.6 million, respectively, accrued for future payments under these plans.

The Company either acquires shares/ADRs or reimburses Prudential for the costs of any shares/ADRs that were distributed to participants in the above plans, or may be distributed in the future. The shares/ADRs acquired for all the share-award plans are held at cost in a trust account for future distributions. The Company reflects the costs of shares/ADRs held within the consolidated statement of equity as shares held in trust. At December 31, 2016 and 2015, the Company had $22.7 million and $31.9 million of shares/ADRs held at cost in the trust, respectively.

The Company recognizes share-based compensation expense associated with the equity settled plans based on the grant-date award fair value as determined using either the Black-Scholes model or the Monte Carlo model ratably over the requisite service period of each individual grant, which generally equals the vesting period. For the liability settled share award plans, compensation expense is recognized based on the change in fair value of the award at the end of each reporting period due to the plans’ cash settlement alternatives.

Total expense related to these share-based performance related compensation plans was as follows (in millions):

	For the Years Ended December 31,
	2016	2015	2014
Group Performance Share Plan	$—	$0.5	$3.9
Business Unit Performance Plan	—	0.5	3.4
Retention Share Plan	2.5	3.3	2.9
Jackson performance plan	(0.8)	0.9	5.6
Prudential LTIP plan	28.3	44.9	30.6
Total compensation expense related to incentive plans	$30.0	$50.1	$46.4

Income tax benefit	$10.5	$17.5	$16.2

The total unrecognized compensation expense related to all share-based plans at December 31, 2016 was $95.4 million with a weighted average remaining period of 1.41 years.

56

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

During 2015, certain one-off type retention awards were issued. There were no new grants under the GPSP, BUPP, or performance plans.

The weighted average share/ADR fair values of share-based awards granted by the PLTIP during 2016, 2015, and 2014 were $37.27, $50.48, and $42.89, respectively.

The weighted average fair value for the Company’s performance awards represents the average Prudential ADR price for the thirty days following Prudential’s unaudited annual earnings release date. The fair value amounts relating to the equity settled plans were determined using either the Black-Scholes or Monte Carlo option-pricing models. These models are used to calculate fair values for options and awards at the grant date based on the quoted market price of the stock at the measurement date, the dividend yield, expected volatility, risk-free interest rates and expected term.

At December 31, 2016 and 2015, there were no outstanding non-vested Prudential shares granted.

Outstanding non-vested Prudential ADRs granted were as follows:

	GPSP		BUPP		Performance Award Plan		Prudential LTIP plan
	ADR's	Weighted Average Grant Date Fair Value	ADR's	Weighted Average Grant Date Fair Value	ADR's	Weighted Average Grant Date Fair Value	ADR's	Weighted Average Grant Date Fair Value
At December 31, 2014	99,628	$12.11	99,628	$20.89	242,542	$23.76	2,374,631	$37.26

Granted	—	—	—	—	—	—	1,045,807	50.48
Exercised	99,628	12.11	99,628	20.89	120,449	23.27	—	—
Lapsed/Forfeited	—	—	—	—	19,488	24.24	194,600	38.68
At December 31, 2015	—	$—	—	$—	102,605	$24.24	3,225,838	$41.46

Granted	—	—	—	—	—	—	1,507,879	37.27
Exercised	—	—	—	—	102,605	24.24	1,199,794	32.62
Lapsed/Forfeited	—	—	—	—	—	—	156,688	44.20
At December 31, 2016	—	$—	—	$—	—	$—	3,377,235	$42.61

At December 31, 2016, there were 235,620 non-vested Prudential ADR grants related to the one-off retention award plan, with a weighted average grant date price of $46.68.

15.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

Under Michigan Insurance Law, while Jackson must provide notification to the Michigan commissioner of insurance prior to payment of any dividend, ordinary dividends on capital stock may only be distributed out of earned surplus, excluding any unrealized capital gains and the effect of permitted practices (referred to as adjusted earned surplus).  At December 31, 2016, the adjusted earned surplus of the Company was $1,121.3 million.  Ordinary dividends are also limited to the greater of 10% of statutory surplus as of the preceding year-end, excluding any increase arising from the application of permitted practices, or the statutory net income, excluding any net realized investment gains, for the twelve month period ended on the preceding December 31.  The commissioner may approve payment of dividends in excess of these amounts, which would be deemed an extraordinary dividend.  The maximum amount that would qualify as an ordinary dividend, which would consequently be free from restriction and available for payment of dividends to Brooke Life in 2017, is estimated to be $470.1 million, subject to the availability of adjusted earned surplus as of the dividend date.

57

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

Dividends from the Company to its parent were $550.7 million, $711.4 million, and $697.0 million in 2016, 2015, and 2014, respectively. Jackson’s 2016 and 2015 dividends include $0.7 million and $1.4 million, respectively, related to Jackson’s forgiveness of Brooke Life’s intercompany tax liability. The Company received capital contributions of $14.1 million in 2014 from Brooke Life’s forgiveness of intercompany tax liabilities.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $4.9 billion and $4.7 billion at December 31, 2016 and 2015, respectively. Statutory net (loss) income of the Company, as reported in its Annual Statement, was ($563.8) million, $627.0 million, and $878.3 million in 2016, 2015, and 2014, respectively.

The commissioner has granted Jackson a permitted practice that allows Jackson to carry interest rate swaps at book value, as if the requirements for statutory hedge accounting were in place, instead of at fair value as would have been otherwise required. Jackson is required to demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code. This permitted practice expires on October 1, 2017. At December 31, 2016 and 2015, the effect of the permitted practice decreased statutory surplus by $413.0 million and $355.5 million, net of tax, respectively. The permitted practice had no impact on statutory net income.

Under Michigan Insurance Law, VOBA is reported as an admitted asset if certain criteria are met. Pursuant to Michigan Insurance Law, the Company reported $278.4 million and $327.5 million of statutory basis VOBA at December 31, 2016 and 2015, respectively, which is fully admissible.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2016, the Company’s TAC was more than 400% of the Company action level RBC.

In addition, on the basis of statutory financial statements that insurers file with the state insurance regulators, the NAIC annually calculates twelve financial ratios to assist state regulators in monitoring the financial condition of insurance companies. A usual range of results for each ratio is used as a benchmark and departure from the usual range on four or more of the ratios can lead to inquiries from individual state insurance departments. In 2016 and 2015, there were no significant exceptions with any ratios.

16.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor, and PPM Finance, Inc. (collectively, “PPM”). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $47.4 million, $45.1 million, and $45.0 million to PPM for investment advisory services during 2016, 2015, and 2014, respectively.

National Planning Holdings, Inc. (“NPH”), Jackson’s affiliated broker-dealer network, distributes products issued by Jackson and receives commissions and fees from Jackson. Commissions and fees paid by Jackson to NPH during 2016, 2015, and 2014 totaled $57.0 million, $96.5 million, and $106.4 million, respectively.

Jackson has entered into shared services administrative agreements with both NPH and PPMA. Under the shared services administrative agreements, Jackson charged $12.5 million, $13.1 million, and $9.8 million of certain management and corporate services costs to these affiliates in 2016, 2015, and 2014, respectively.

Jackson provides a $40.0 million revolving credit facility to Brooke (Holdco1) Inc., an upstream holding company. The unsecured loan matured in December 2016, accrued interest at 1.27% per annum and had a commitment fee of 0.10% per annum. Effective December 31, 2016, the credit facility was renewed. The renewed loan matures in 2021, accrues interest at LIBOR plus 2.00% and has a commitment fee of 0.10% per annum. There was no outstanding balance at both December 31, 2016 and 2015. The highest outstanding loan balance during both 2016 and 2015 was nil. During 2016, 2015, and 2014, interest and commitment fees totaled $40.0 thousand, $40.0 thousand, and $0.1 million, respectively.

58

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures in September 2018, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum. There was no outstanding balance at both December 31, 2016 and 2015. The highest outstanding loan balance during 2016 and 2015 was nil and $6.0 million, respectively. Interest and commitment fees totaled $0.1 million each year for 2016, 2015, and 2014.

Jackson provides a $20.0 million revolving credit facility to Brooke Holdings, LLC, an upstream holding company. The loan is unsecured, matures in June 2019, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum. The outstanding balance at both December 31, 2016 and 2015 was $0.1 million. The highest outstanding loan balance during both 2016 and 2015 was $0.1 million. Interest and commitment fees totaled $0.1 million each year for 2016, 2015, and 2014.

Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates. Jackson recognized $7.3 million, $13.6 million, and $18.6 million of revenue associated with these services during 2016, 2015, and 2014, respectively. This revenue is included in other income in the accompanying consolidated income statements. This revenue is substantially equal to the costs incurred by PGDS to provide the services, which are reported in general and administrative expenses in the consolidated income statements.

17.	Benefit Plans

The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $26.0 million, $26.4 million, and $25.9 million in 2016, 2015, and 2014, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees of Jackson and certain affiliates. At December 31, 2016 and 2015, the liability for such plans totaled $591.9 million and $539.7 million, respectively, and is reported in other liabilities. The Company’s expense related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan and the change in value of participant elected deferrals, was $37.4 million, $11.8 million, and $30.2 million in 2016, 2015, and 2014, respectively. Previously, Jackson invested in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. In December 2015, the Company liquidated its investment in these mutual funds and, instead, is hedging this liability within its overall hedging strategy. During 2015 and 2014, the investment (loss) income from the mutual funds previously invested in totaled $(1.1) million and $13.2 million, respectively.

18.	Operating Costs and Other Expenses

The following table is a summary of the Company’s operating costs and other expenses (in thousands):

	Years Ended December 31,
	2016	2015	2014
Commission expenses	$1,741,387	$1,979,537	$1,922,651
General and administrative expenses	763,096	847,265	786,676
Deferral of policy acquisition costs	(903,479)	(1,102,212)	(1,093,265)
Total operating costs and other expenses	$1,601,004	$1,724,590	$1,616,062

59

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2016 and 2015

19.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2016	2015	2014
Balance, beginning of year	$548,458	$1,478,565	$526,947
OCI before reclassifications	69,016	(854,309)	991,987
Amounts reclassified from AOCI	(20,352)	(91,310)	(42,737)
Less: Comprehensive loss attributable
to noncontrolling interest	-	15,512	2,368
Balance, end of year	$597,122	$548,458	$1,478,565

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Consolidated Income Statement
	December 31,
	2016	2015	2014
Net unrealized investment loss:
Net realized loss on investments	$(3,862)	$(121,539)	$(59,422)	Other net investment losses
Other-than-temporary impairments	(27,449)	(18,939)	(6,326)	Total other-than-temporary impairments
Net unrealized loss before income taxes	(31,311)	(140,478)	(65,748)
Income tax benefit	10,959	49,168	23,011
Reclassifications, net of income taxes	$(20,352)	$(91,310)	$(42,737)

Due to size constraints, this filing is being made in 2 related submissions. This submission is the first of the 2 related submissions.

60

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2016
Statements of Operations for the period ended December 31, 2016
Statements of Changes in Net Assets for the periods ended December 31, 2016 and 2015
Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2016 and 2015
Consolidated Income Statements for the years ended December 31, 2016, 2015, and 2014
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
December 31, 2016, 2015, and 2014
Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015, and 2014
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable.

3.

a.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

b.	Specimen of Selling Agreement (V2565 01/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

c.	Specimen of Selling Agreement (V2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

d.	Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

4.

a.
Specimen of Individual Deferred Variable and Fixed Annuity Contract, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 20, 2011 (File Nos. 333-176619 and 811-08664).

b.	Specimen of Individual Deferred Variable Annuity Contract, incorporated herein by reference to the Registrant’s Registration Statement filed on September 1, 2011 (File Nos. 333-176619 and 811-08664).

c.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

d.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

e.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

f.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

g.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

h.
Form of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 71, filed on September 24, 2009 (File Nos. 333-70472 and 811-08664).

i.
Form of Individual Retirement Annuity Endorsement (ICC13 7715), incorporated herein by reference to Registrant’s Registration Statement, filed on December 20, 2013 (File Nos. 333-192971 and 811-08664).

j.
Form of Roth Individual Retirement Annuity Endorsement (ICC13 7716), incorporated herein by reference to Registrant’s Registration Statement, filed on December 20, 2013 (File Nos. 333-192971 and 811-08664).

k.
Form of Non-Qualified Stretch Annuity Endorsement (ICC14 7723), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-176619 and 811-08664).

l.
Form of Individual Retirement Annuity Endorsement (ICC14 7715), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

m.
Form of Roth Individual Retirement Annuity Endorsement (ICC14 7716), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

n.
Form of Section 403(b) Tax Sheltered Annuity Endorsement (ICC14 7725), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

5.

a.
Form of Variable and Fixed Annuity Application (V650 03/12), incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 20, 2011 (File Nos. 333-176619 and 811-08664).

b.
Form of Variable and Fixed Annuity Application (V650 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No 1, filed on April 25, 2012 (File Nos. 333-176619 and 811-08664).

c.
Form of Variable and Fixed Annuity Application (V650 09/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2, filed on August 27, 2012 (File Nos. 333-176619 and 811-08664).

d.
Form of Variable and Fixed Annuity Application (V650 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 3, filed on April 24, 2013 (File Nos. 333-176619 and 811-08664).

e.
Form of Variable and Fixed Annuity Application (V650 09/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on September 12, 2013 (File Nos. 333-176619 and 811-08664).

f.
Form of Variable and Fixed Annuity Application (V650 04/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5, filed on January 15, 2014 (File Nos. 333-176619 and 811-08664).

g.
Form of Variable and Fixed Annuity Application (V650 09/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-176619 and 811-08664).

h.
Form of Variable and Fixed Annuity Application (V650 04/15), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 10, filed on April 20, 2015 (File Nos. 333-176619 and 811-08664).

i.
Form of Variable and Fixed Annuity Application (V650 09/15), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 11, filed on September 24, 2015 (File Nos. 333-176619 and 811-08664).

j.
Form of Variable and Fixed Annuity Application (V650 04/16), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12, filed on April 18, 2016 (File Nos. 333-176619 and 811-08664).

k.
Form of Variable and Fixed Annuity Application (V650 09/16), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 15, 2016 (File Nos. 333-176619 and 811-08664).

l.	Form of Variable and Fixed Annuity Application (V650 04/17), attached hereto.

6.

a.	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

c.	Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

7.	Not Applicable.

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Dennis J. Manning	Chairman & Director
1 Corporate Way
Lansing, MI 48951

Morten N. Friis	Director
1 Corporate Way
Lansing, MI 48951

James J. Scanlan	Director
1 Corporate Way
Lansing, MI 48951

Barry L. Stowe	Director
300 Innovation Drive
Franklin, TN 37067

James R. Sopha	President & Director
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President, Chief Financial Officer & Director
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	Executive Vice President & Chief Distribution Officer
300 Innovation Drive
Franklin, TN 37067

Steve P. Binioris	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Andrew J. Bowden	Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Senior Vice President, Treasurer & Controller
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Senior Vice President, Chief Risk Officer & Director
300 Innovation Drive
Franklin, TN 37067

Thomas P. Hyatte	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Machelle A. McAdory	Senior Vice President & Chief Human Resource Officer
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Senior Vice President & Chief Technology Officer
1 Corporate Way
Lansing, MI 48951

Emilio Pardo	Senior Vice President
300 Innovation Drive
Franklin, TN 37067

Laura L. Prieskorn	Senior Vice President & Chief Administration Officer
1 Corporate Way
Lansing, Michigan 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Senior Vice President, Chief Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Marina C. Ashiotou	Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

David A. Collins	Vice President & Deputy Chief Risk Officer
1 Corporate Way
Lansing, MI 48951

Robert H. Dearman, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

William T. Devanney, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Lisa Ilene Fox	Vice President
300 Innovation Drive
Franklin, TN 37067

Devkumar D. Ganguly	Vice President
1 Corporate Way
Lansing, MI 48951

Guillermo E. Guerra	Vice President & Corporate Information Security Officer
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Julie A. Hughes	Vice President
1 Corporate Way
Lansing, MI 48951

Matthew T. Irey	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas A. Janda	Vice President
1 Corporate Way
Lansing, MI 48951

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Matthew F. Laker	Vice President
300 Innovation Drive
Franklin, TN 37067

Wayne R. Longcore	Vice President
1 Corporate Way
Lansing, MI 48951

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
1 Corporate Way
Lansing, MI 48951

Ryan T. Mellott	Vice President

1 Corporate Way
Lansing, MI 48951

Dean M. Miller	Vice President
300 Connell Drive
Suite 2100
Berkeley Heights, NJ 07922

Jacky Morin	Vice President
300 Connell Drive
Suite 2100
Berkeley Heights, NJ 09722

Dana S. Rapier	Vice President
1 Corporate Way
Lansing, MI 48951

Stacey L. Schabel	Vice President
1 Corporate Way
Lansing, MI 48951

James A. Schultz	Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Michael D. Story	Vice President
1 Corporate Way
Lansing, MI 48951

Marion C. Terrell II	Vice President
1 Corporate Way
Lansing, MI 48951

Brian M. Walta	Vice President
1 Corporate Way
Lansing, MI 48951

Weston B. Wetherell	Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company (“Depositor”), a stock life insurance company organized under the laws of the state of Michigan. The Depositor is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 10, filed on April 18, 2017 (File Nos. 333-183050 and 811-08664).

Item 27. Number of Contract Owners as of February 28, 2017

Elite Access Contracts:

Qualified - 71,157
Non-Qualified - 59,928

Item 28. Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or Investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

James R. Sopha	Chairman & Manager
1 Corporate Way
Lansing, MI 48951

Steve P. Binioris	Manager
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Manager
300 Innovation Drive
Franklin, TN 37067

Emilio Pardo	Manager
300 Innovation Drive
Franklin, TN 37067

Heather R. Strang	Manager
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	President, Chief Executive Officer & Manager
300 Innovation Drive
Franklin, TN 37067

Scott Golde	General Counsel
1 Corporate Way
Lansing, MI 48951

Maura Collins	Executive Vice President, Chief Financial Officer & FinOp
7601 Technology Way
Denver, CO 80237

John Poulsen	Executive Vice President, Sales Strategy
300 Innovation Drive
Franklin, TN 37067

Alison Reed	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Marc Socol	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
7601 Technology Way
Denver, CO 80237

Elizabeth Griffith	Senior Vice President
300 Innovation Drive
Franklin, TN 37067

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Senior Vice President
7601 Technology Way
Denver, CO 80237

Timothy McDowell	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward	Senior Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Erin Balcaitis	Vice President
7601 Technology Way
Denver, CO 80237

Richard Catts	Vice President
7601 Technology Way
Denver, CO 80237

Court Chynces	Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord	Vice President
7601 Technology Way
Denver, CO 80237

Justin Fitzpatrick	Vice President
7601 Technology Way
Denver, CO 80237

Mark Godfrey	Vice President
7601 Technology Way
Denver, CO 80237

Ashley Golson	Vice President
300 Innovation Drive
Franklin, TN 37067

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kelli Hill	Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Meyer	Vice President
7601 Technology Way
Denver, CO 80237

Peter Meyers	Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President

7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Melissa Sommer	Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Secretary
1 Corporate Way
Lansing, MI 48951

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item. 31. Management Services

Not Applicable.

Item. 32. Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 18th day of April, 2017.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 18, 2017
James R. Sopha, President and Director

*	April 18, 2017
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

*	April 18, 2017
Michael A. Costello, Senior Vice President, Treasurer and Controller

*	April 18, 2017
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

*	April 18, 2017
Morten N. Friis, Director

*	April 18, 2017
Dennis J. Manning, Chairman and Director

*	April 18, 2017
James J. Scanlan, Director

*	April 18, 2017
Barry L. Stowe, Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint James R. Sopha, P. Chad Myers, Andrew J. Bowden, Susan S. Rhee, and Frank J. Julian (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, 333-192971, 333-210504, and 333-212424), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 16th day of August, 2016.

/s/ JAMES R. SOPHA
James R. Sopha, President and Director

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Treasurer and Controller

/s/ BRADLEY O. HARRIS
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

/s/ DENNIS J. MANNING
Dennis J. Manning, Chairman and Director

/s/ JAMES J. SCANLAN
James J. Scanlan, Director

/s/ BARRY L. STOWE
Barry L. Stowe, Director

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint James R. Sopha, P. Chad Myers, Andrew J. Bowden, Susan S. Rhee, and Frank J. Julian (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, 333-192971, 333-210504, and 333-212424), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney effective as of the 19th day of August, 2016.

/s/ MORTEN N. FRIIS
Morten N. Friis, Director

EXHIBIT LIST

Exhibit No.    Description

5l.	Form of Variable and Fixed Annuity Application (V650 04/17).

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.